UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of July 31, 2014

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2014.

JPMorgan Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — 99.3% (j)
Common Stocks — 88.9%
		Consumer Discretionary — 11.6%
		Auto Components — 0.9%
2		Magna International, Inc., (Canada)	257
8		TRW Automotive Holdings Corp. (a)	864

			1,121

		Automobiles — 0.6%
25		General Motors Co.	832

		Hotels, Restaurants & Leisure — 1.4%
4		Dunkin’ Brands Group, Inc.	165
12		Royal Caribbean Cruises Ltd.	700
6		Starbucks Corp.	494
3		Starwood Hotels & Resorts Worldwide, Inc.	214
4		Yum! Brands, Inc.	302

			1,875

		Household Durables — 0.8%
6		Harman International Industries, Inc.	619
21		PulteGroup, Inc.	365

			984

		Internet & Catalog Retail — 0.7%
2		Amazon.com, Inc. (a)	517
—	(h)	Priceline Group,Inc.(The) (a)	332

			849

		Media — 4.6%
6		CBS Corp. (Non-Voting), Class B	321
3		Charter Communications, Inc., Class A (a)	489
13		Comcast Corp., Class A	707
10		DISH Network Corp., Class A (a)	616
1		Time Warner Cable, Inc.	170
37		Time Warner, Inc.	3,073
21		Twenty-First Century Fox, Inc., Class B	655

			6,031

		Multiline Retail — 0.1%
3		Dollar General Corp. (a)	177

		Specialty Retail — 2.1%
—	(h)	AutoZone, Inc. (a)	210
10		Home Depot, Inc. (The)	822
16		Lowe’s Cos., Inc.	772
18		TJX Cos., Inc. (The)	985

			2,789

		Textiles, Apparel & Luxury Goods — 0.4%
9		V.F. Corp.	564

		Total Consumer Discretionary	15,222

SHARES	SECURITY DESCRIPTION	VALUE($)
	Consumer Staples — 6.9%
	Beverages — 2.2%
20	Coca-Cola Co. (The)	772
12	Coca-Cola Enterprises, Inc.	545
12	Constellation Brands, Inc., Class A (a)	969
10	Dr. Pepper Snapple Group, Inc.	587

		2,873

	Food & Staples Retailing — 0.9%
4	Costco Wholesale Corp.	496
8	CVS Caremark Corp.	620

		1,116

	Food Products — 2.1%
25	Archer-Daniels-Midland Co.	1,138
3	Kellogg Co.	171
41	Mondelez International, Inc., Class A	1,460

		2,769

	Household Products — 0.9%
16	Procter & Gamble Co. (The)	1,231

	Tobacco — 0.8%
14	Philip Morris International, Inc.	1,114

	Total Consumer Staples	9,103

	Energy — 2.3%
	Energy Equipment & Services — 0.6%
7	Schlumberger Ltd.	803

	Oil, Gas & Consumable Fuels — 1.7%
5	Cheniere Energy, Inc. (a)	334
3	Chevron Corp.	388
2	Hess Corp.	175
12	Marathon Oil Corp.	480
6	Occidental Petroleum Corp.	631
3	Valero Energy Corp.	137

		2,145

	Total Energy	2,948

	Financials — 17.6%
	Banks — 3.6%
68	Bank of America Corp.	1,040
19	BB&T Corp.	688
7	CIT Group, Inc.	327
18	Citigroup, Inc.	860
4	PNC Financial Services Group, Inc. (The)	303
29	Wells Fargo & Co.	1,459

		4,677

	Capital Markets — 3.3%
19	Charles Schwab Corp. (The)	536

JPMorgan Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Capital Markets — Continued
4	Goldman Sachs Group, Inc. (The)	616
24	Invesco Ltd.	918
42	Morgan Stanley	1,349
13	State Street Corp.	915

		4,334

	Consumer Finance — 0.3%
17	Ally Financial, Inc. (a)	390

	Diversified Financial Services — 0.3%
2	Intercontinental Exchange, Inc.	376

	Insurance — 5.8%
24	ACE Ltd., (Switzerland)	2,369
10	Aflac, Inc.	580
12	Axis Capital Holdings Ltd., (Bermuda)	509
28	Hartford Financial Services Group, Inc. (The)	965
5	Marsh & McLennan Cos., Inc.	243
28	MetLife, Inc.	1,451
8	Prudential Financial, Inc.	684
13	Willis Group Holdings plc, (United Kingdom)	546
8	XL Group plc, (Ireland)	262

		7,609

	Real Estate Investment Trusts (REITs) — 4.3%
5	AvalonBay Communities, Inc.	768
5	Boston Properties, Inc.	599
16	Brixmor Property Group, Inc.	356
31	DDR Corp.	543
21	DiamondRock Hospitality Co.	261
14	Duke Realty Corp.	251
6	Extra Space Storage, Inc.	334
5	General Growth Properties, Inc.	118
1	Geo Group, Inc. (The)	21
10	Healthcare Realty Trust, Inc.	244
11	Highwoods Properties, Inc.	447
5	Kilroy Realty Corp.	320
9	Liberty Property Trust	312
8	Mid-America Apartment Communities, Inc.	533
6	Prologis, Inc.	247
22	Sunstone Hotel Investors, Inc.	316

		5,670

	Total Financials	23,056

SHARES	SECURITY DESCRIPTION	VALUE($)
	Health Care — 9.9%
	Biotechnology — 2.6%
4	Alexion Pharmaceuticals, Inc. (a)	618
4	Biogen Idec, Inc. (a)	1,217
10	Celgene Corp. (a)	855
8	Vertex Pharmaceuticals, Inc. (a)	694

		3,384

	Health Care Equipment & Supplies — 1.7%
55	Boston Scientific Corp. (a)	708
6	CareFusion Corp. (a)	262
15	Stryker Corp.	1,227

		2,197

	Health Care Providers & Services — 2.1%
6	Aetna, Inc.	433
8	Humana, Inc.	920
3	McKesson Corp.	662
9	UnitedHealth Group, Inc.	763

		2,778

	Health Care Technology — 0.3%
7	Cerner Corp. (a)	365

	Pharmaceuticals — 3.2%
35	Bristol-Myers Squibb Co.	1,779
25	Johnson & Johnson	2,474

		4,253

	Total Health Care	12,977

	Industrials — 13.6%
	Aerospace & Defense — 3.7%
26	Honeywell International, Inc.	2,346
4	L-3 Communications Holdings, Inc.	438
20	United Technologies Corp.	2,098

		4,882

	Airlines — 1.2%
17	Delta Air Lines, Inc.	648
20	United Continental Holdings, Inc. (a)	925

		1,573

	Building Products — 0.2%
12	Masco Corp.	254

	Construction & Engineering — 1.7%
30	Fluor Corp.	2,188

	Electrical Equipment — 2.3%
21	Eaton Corp. plc	1,437
23	Emerson Electric Co.	1,494

		2,931

JPMorgan Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
		Machinery — 1.2%
17		PACCAR, Inc.	1,046
6		SPX Corp.	560

			1,606

		Road & Rail — 3.3%
8		Canadian Pacific Railway Ltd., (Canada)	1,437
30		CSX Corp.	895
4		Norfolk Southern Corp.	391
16		Union Pacific Corp.	1,598

			4,321

		Trading Companies & Distributors — 0.0% (g)
—	(h)	Veritiv Corp. (a)	—	(h)

		Total Industrials	17,755

		Information Technology — 15.4%
		Communications Equipment — 0.6%
11		QUALCOMM, Inc.	782

		Internet Software & Services — 3.2%
14		eBay, Inc. (a)	759
3		Facebook, Inc., Class A (a)	203
3		Google, Inc., Class A (a)	1,555
3		Google, Inc., Class C (a)	1,611

			4,128

		IT Services — 2.2%
11		Accenture plc, (Ireland), Class A	909
2		Alliance Data Systems Corp. (a)	445
11		Cognizant Technology Solutions Corp., Class A (a)	529
7		Fidelity National Information Services, Inc.	391
3		Visa, Inc., Class A	592

			2,866

		Semiconductors & Semiconductor Equipment — 7.3%
13		Applied Materials, Inc.	273
4		ASML Holding N.V., (Netherlands), Reg. S,	356
25		Avago Technologies Ltd., (Singapore)	1,738
36		Broadcom Corp., Class A	1,369
41		Freescale Semiconductor Ltd. (a)	819
22		KLA-Tencor Corp.	1,546
27		Lam Research Corp.	1,919
23		Marvell Technology Group Ltd., (Bermuda)	308
6		Micron Technology, Inc. (a)	177
33		Teradyne, Inc.	599
12		Xilinx, Inc.	481

			9,585

SHARES	SECURITY DESCRIPTION	VALUE($)
	Software — 2.0%
16	Adobe Systems, Inc. (a)	1,105
9	Citrix Systems, Inc. (a)	583
9	Microsoft Corp.	374
6	VMware, Inc., Class A (a)	580

		2,642

	Technology Hardware, Storage & Peripherals — 0.1%
1	Apple, Inc.	140

	Total Information Technology	20,143

	Materials — 5.8%
	Chemicals — 1.9%
14	Axiall Corp.	620
14	Dow Chemical Co. (The)	720
6	Monsanto Co.	715
10	Mosaic Co. (The)	446

		2,501

	Construction Materials — 0.3%
3	Martin Marietta Materials, Inc.	352

	Containers & Packaging — 0.3%
8	Crown Holdings, Inc. (a)	379

	Metals & Mining — 3.3%
133	Alcoa, Inc.	2,186
61	Alumina Ltd., (Australia), ADR (a)	354
26	Freeport-McMoRan, Inc.	981
24	United States Steel Corp.	820

		4,341

	Total Materials	7,573

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.9%
25	Verizon Communications, Inc.	1,242

	Utilities — 4.9%
	Electric Utilities — 2.5%
8	American Electric Power Co., Inc.	397
18	Edison International	970
7	Entergy Corp.	512
22	Exelon Corp.	698
7	NextEra Energy, Inc.	700

		3,277

	Multi-Utilities — 2.4%
35	CMS Energy Corp.	1,010
10	Dominion Resources, Inc.	658
13	NiSource, Inc.	508
3	Sempra Energy	261

JPMorgan Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
		Multi-Utilities — Continued
16		Wisconsin Energy Corp.	706

			3,143

		Total Utilities	6,420

		Total Common Stocks (Cost $110,090)	116,439

Short-Term Investment — 10.4%
		Investment Company — 10.4%
13,613		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $13,613)	13,613

		Total Investments — 99.3% (Cost $123,703)	130,052
		Other Assets in Excess of Liabilities — 0.7%	976

		NET ASSETS — 100.0%	$131,028

Short Positions — 88.4%
Common Stocks — -88.4%
		Consumer Discretionary — 12.3%
		Auto Components — 0.6%
13		BorgWarner, Inc.	819

		Automobiles — 0.9%
66		Ford Motor Co.	1,116

		Diversified Consumer Services — 0.2%
—	(h)	Graham Holdings Co., Class B	256

		Hotels, Restaurants & Leisure — 3.2%
5		Carnival Corp.	184
21		Choice Hotels International, Inc.	1,008
9		Darden Restaurants, Inc.	419
36		Hilton Worldwide Holdings, Inc. (a)	866
9		Marriott International, Inc., Class A	590
5		McDonald’s Corp.	506
12		Tim Hortons, Inc., (Canada)	665

			4,238

		Internet & Catalog Retail — 1.3%
53		Groupon, Inc. (a)	346
3		Netflix, Inc. (a)	1,384

			1,730

		Leisure Products — 0.8%
14		Hasbro, Inc.	708
10		Mattel, Inc.	365

			1,073

SHARES	SECURITY DESCRIPTION	VALUE($)
	Media — 3.7%
13	AMC Networks, Inc., Class A (a)	781
9	Discovery Communications, Inc., Class A (a)	785
32	Interpublic Group of Cos., Inc. (The)	631
37	News Corp., Class B (a)	644
19	Scripps Networks Interactive, Inc., Class A	1,535
6	Viacom, Inc., Class B	497

		4,873

	Multiline Retail — 0.3%
6	Target Corp.	385

	Specialty Retail — 0.6%
2	Advance Auto Parts, Inc.	213
7	Bed Bath & Beyond, Inc. (a)	423
2	Tiffany & Co.	147

		783

	Textiles, Apparel & Luxury Goods — 0.7%
6	NIKE, Inc., Class B	487
6	Under Armour, Inc., Class A (a)	408

		895

	Total Consumer Discretionary	16,168

	Consumer Staples — 7.2%
	Beverages — 0.5%
8	Brown-Forman Corp., Class B	679

	Food & Staples Retailing — 2.1%
30	Sysco Corp.	1,066
9	Walgreen Co.	641
12	Wal-Mart Stores, Inc.	903
4	Whole Foods Market, Inc.	145

		2,755

	Food Products — 2.7%
7	Campbell Soup Co.	296
8	ConAgra Foods, Inc.	241
18	Hershey Co. (The)	1,572
6	JM Smucker Co. (The)	611
10	Kraft Foods Group, Inc.	534
4	Mead Johnson Nutrition Co.	320

		3,574

	Household Products — 1.3%
22	Church & Dwight Co., Inc.	1,412
3	Clorox Co. (The)	266

		1,678

JPMorgan Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Tobacco — 0.6%
19	Altria Group, Inc.	773

	Total Consumer Staples	9,459

	Energy — 2.0%
	Oil, Gas & Consumable Fuels — 2.0%
3	ConocoPhillips	235
9	Enbridge, Inc., (Canada)	423
6	Exxon Mobil Corp.	624
12	Kinder Morgan, Inc.	430
10	Murphy Oil Corp.	591
17	WPX Energy, Inc. (a)	341

	Total Energy	2,644

	Financials — 18.2%
	Banks — 5.2%
31	Associated Banc-Corp.	548
23	BancorpSouth, Inc.	478
17	Bank of Hawaii Corp.	985
9	Comerica, Inc.	435
8	Cullen/Frost Bankers, Inc.	604
35	First Horizon National Corp.	409
15	Hancock Holding Co.	502
50	KeyCorp	682
3	M&T Bank Corp.	377
7	Prosperity Bancshares, Inc.	401
4	Signature Bank (a)	456
12	UMB Financial Corp.	652
34	Valley National Bancorp	324

		6,853

	Capital Markets — 2.2%
3	Ameriprise Financial, Inc.	350
2	BlackRock, Inc.	631
1	Federated Investors, Inc., Class B	40
17	Franklin Resources, Inc.	896
10	Northern Trust Corp.	659
4	T. Rowe Price Group, Inc.	332

		2,908

	Diversified Financial Services — 0.2%
7	NASDAQ OMX Group, Inc. (The)	277

	Insurance — 5.6%
18	Allstate Corp. (The)	1,048
4	Aon plc, (United Kingdom)	349
13	Arch Capital Group Ltd., (Bermuda) (a)	679
5	Arthur J. Gallagher & Co.	220
10	Assurant, Inc.	654

SHARES	SECURITY DESCRIPTION	VALUE($)
	Insurance — Continued
11	Chubb Corp. (The)	962
3	PartnerRe Ltd., (Bermuda)	339
10	Principal Financial Group, Inc.	512
31	Progressive Corp. (The)	725
2	RenaissanceRe Holdings Ltd., (Bermuda)	162
20	Torchmark Corp.	1,066
14	W.R. Berkley Corp.	627

		7,343

	Real Estate Investment Trusts (REITs) — 4.7%
7	Equity Residential	429
5	Federal Realty Investment Trust	612
14	First Industrial Realty Trust, Inc.	249
1	Geo Group, Inc. (The)	21
8	Home Properties, Inc.	554
21	Hudson Pacific Properties, Inc.	538
24	Kimco Realty Corp.	539
19	Medical Properties Trust, Inc.	256
12	Realty Income Corp.	501
4	SL Green Realty Corp.	425
12	Tanger Factory Outlet Centers, Inc.	402
15	UDR, Inc.	426
9	Ventas, Inc.	579
21	Washington Real Estate Investment Trust	565

		6,096

	Thrifts & Mortgage Finance — 0.3%
28	People’s United Financial, Inc.	401

	Total Financials	23,878

	Health Care — 9.5%
	Biotechnology — 1.3%
10	Amgen, Inc.	1,254
4	Isis Pharmaceuticals, Inc. (a)	133
4	Seattle Genetics, Inc. (a)	126
2	United Therapeutics Corp. (a)	182

		1,695

	Health Care Equipment & Supplies — 2.2%
3	Baxter International, Inc.	242
7	Becton, Dickinson and Co.	759
16	Medtronic, Inc.	958
9	Zimmer Holdings, Inc.	920

		2,879

	Health Care Providers & Services — 2.3%
11	AmerisourceBergen Corp.	865
12	Cardinal Health, Inc.	861
4	Cigna Corp.	366

JPMorgan Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Health Care Providers & Services — Continued
3	Express Scripts Holding Co. (a)	202
6	WellPoint, Inc.	674

		2,968

	Health Care Technology — 0.2%
20	Quality Systems, Inc.	305

	Pharmaceuticals — 3.5%
25	AbbVie, Inc.	1,284
24	Eli Lilly & Co.	1,474
63	Pfizer, Inc.	1,802

		4,560

	Total Health Care	12,407

	Industrials — 13.6%
	Aerospace & Defense — 4.3%
15	Boeing Co. (The)	1,804
16	Lockheed Martin Corp.	2,616
13	Raytheon Co.	1,216

		5,636

	Air Freight & Logistics — 0.4%
5	United Parcel Service, Inc., Class B	497

	Airlines — 0.4%
18	Southwest Airlines Co.	498

	Commercial Services & Supplies — 0.1%
6	ADT Corp. (The)	219

	Electrical Equipment — 0.9%
10	Rockwell Automation, Inc.	1,159

	Industrial Conglomerates — 2.8%
5	3M Co.	747
7	Danaher Corp.	534
95	General Electric Co.	2,402

		3,683

	Machinery — 1.7%
3	Caterpillar, Inc.	337
1	Cummins, Inc.	174
14	Dover Corp.	1,210
6	Illinois Tool Works, Inc.	515

		2,236

	Professional Services — 0.2%
6	Advisory Board Co. (The) (a)	297

	Road & Rail — 2.0%
65	Heartland Express, Inc.	1,462
14	Knight Transportation, Inc.	328

SHARES	SECURITY DESCRIPTION	VALUE($)
	Road & Rail — Continued
32	Werner Enterprises, Inc.	795

		2,585

	Trading Companies & Distributors — 0.8%
16	Fastenal Co.	705
5	GATX Corp.	338

		1,043

	Total Industrials	17,853

	Information Technology — 12.7%
	Internet Software & Services — 1.0%
21	AOL, Inc. (a)	812
12	Twitter, Inc. (a)	550

		1,362

	IT Services — 2.0%
14	Automatic Data Processing, Inc.	1,138
3	International Business Machines Corp.	512
17	Paychex, Inc.	678
10	Total System Services, Inc.	311

		2,639

	Semiconductors & Semiconductor Equipment — 7.4%
58	Advanced Micro Devices, Inc. (a)	225
7	Analog Devices, Inc.	340
82	Intel Corp.	2,778
40	Linear Technology Corp.	1,782
37	Microchip Technology, Inc.	1,657
108	NVIDIA Corp.	1,893
35	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	698
6	Texas Instruments, Inc.	257

		9,630

	Software — 1.8%
9	Electronic Arts, Inc. (a)	314
4	Intuit, Inc.	328
23	Oracle Corp.	944
7	Red Hat, Inc. (a)	379
8	salesforce.com, Inc. (a)	450

		2,415

	Technology Hardware, Storage & Peripherals — 0.5%
2	SanDisk Corp.	223
6	Seagate Technology plc, (Ireland)	367

		590

	Total Information Technology	16,636

	Materials — 5.9%
	Chemicals — 4.1%
3	Air Products & Chemicals, Inc.	457

JPMorgan Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Chemicals — Continued
10	Cabot Corp.	542
16	E.I. du Pont de Nemours & Co.	1,053
8	Ecolab, Inc.	869
12	OM Group, Inc.	327
16	Praxair, Inc.	2,059

		5,307

	Containers & Packaging — 0.4%
10	Bemis Co., Inc.	388
3	MeadWestvaco Corp.	123

		511

	Metals & Mining — 1.4%
49	Cliffs Natural Resources, Inc.	862
20	Nucor Corp.	1,024

		1,886

	Total Materials	7,704

	Telecommunication Services — 2.1%
	Diversified Telecommunication Services — 2.1%
75	AT&T, Inc.	2,679

	Utilities — 4.9%
	Electric Utilities — 2.9%
9	Duke Energy Corp.	673
18	PPL Corp.	592
58	Southern Co. (The)	2,518

		3,783

	Gas Utilities — 0.4%
7	National Fuel Gas Co.	453

	Multi-Utilities — 1.6%
6	Ameren Corp.	232
18	Consolidated Edison, Inc.	1,037
12	Public Service Enterprise Group, Inc.	419
9	SCANA Corp.	461

		2,149

	Total Utilities	6,385

	Total Securities Sold Short (Proceeds $112,980)	$115,813

Percentages indicated are based on net assets.

JPMorgan Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P . Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of July 31, 2014.

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,184
Aggregate gross unrealized depreciation	(1,835)

Net unrealized appreciation/depreciation	$6,349

Federal income tax cost of investments	$123,703

JPMorgan Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$130,052	$—	$—	$130,052

Total Liabilities for Securities Sold Short (a)	$(115,813)	$—	$—	$(115,813)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2014.

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 90.8%
		Australia — 22.1%
6		Asciano Ltd.	31
5		Australia & New Zealand Banking Group Ltd.	162
16		Beach Energy Ltd.	26
6		BHP Billiton Ltd.	207
4		BlueScope Steel Ltd. (a)	21
7		Challenger Ltd.	55
3		Commonwealth Bank of Australia	214
1		CSL Ltd.	61
9		Insurance Australia Group Ltd.	52
4		Lend Lease Group	48
1		Macquarie Group Ltd.	46
3		National Australia Bank Ltd.	101
3		Oil Search Ltd.	23
4		QBE Insurance Group Ltd.	45
1		Ramsay Health Care Ltd.	44
1		Rio Tinto Ltd.	73
24		SP AusNet	29
12		Telstra Corp., Ltd.	60
—	(h)	Wesfarmers Ltd.	16
6		Western Areas Ltd.	28
6		Westpac Banking Corp.	176
—	(h)	Woolworths Ltd.	16

			1,534

		China — 17.5%
108		Agricultural Bank of China Ltd., Class H	52
40		Angang Steel Co., Ltd., Class H	30
21		ANTA Sports Products Ltd.	35
174		Bank of China Ltd., Class H	83
41		BBMG Corp., Class H	32
27		BYD Electronic International Co., Ltd.	19
154		China Construction Bank Corp., Class H	118
16		China Oilfield Services Ltd., Class H	40
82		China Petroleum & Chemical Corp., Class H	80
38		China Railway Construction Corp., Ltd., Class H	36
13		China Vanke Co., Ltd., Class H (a)	29
58		Datang International Power Generation Co., Ltd., Class H	29
36		Dongfeng Motor Group Co., Ltd., Class H	64
25		Guangzhou R&F Properties Co., Ltd., Class H	36
72		Huadian Power International Corp., Ltd., Class H	44
163		Industrial & Commercial Bank of China Ltd., Class H	111
11		New China Life Insurance Co., Ltd., Class H	38
58		PetroChina Co., Ltd., Class H	75
40		Sinotrans Ltd., Class H	25
11		Tencent Holdings Ltd.	184
94		Xinyi Solar Holdings Ltd.	27
32		Yangzijiang Shipbuilding Holdings Ltd.	28

			1,215

		Hong Kong — 15.3%
24		AIA Group Ltd.	126
38		Beijing Enterprises Water Group Ltd.	25
26		Brilliance China Automotive Holdings Ltd.	49
5		Cheung Kong Holdings Ltd.	97
6		Cheung Kong Infrastructure Holdings Ltd.	42
28		China Gas Holdings Ltd.	54
6		China Mobile Ltd.	60
51		China Power International Development Ltd.	21
46		China Resources Cement Holdings Ltd.	33
10		China Resources Land Ltd.	23
16		China State Construction International Holdings Ltd.	28
18		Dah Sing Banking Group Ltd.	32
7		Galaxy Entertainment Group Ltd.	59
106		GCL-Poly Energy Holdings Ltd. (a)	34
212		GOME Electrical Appliances Holdings Ltd.	36
5		Hutchison Whampoa Ltd.	68
24		Ju Teng International Holdings Ltd.	16
7		Kerry Properties Ltd.	24
10		Melco International Development Ltd.	30
34		New World Development Co., Ltd.	43
7		Sands China Ltd.	50
20		Shimao Property Holdings Ltd.	45
5		Wheelock & Co., Ltd.	25
13		Yue Yuen Industrial Holdings Ltd.	42

			1,062

		India — 0.7%
1		Axis Bank Ltd., Reg. S, GDR	45

		Indonesia — 2.7%
53		Astra International Tbk PT	35
52		Bank Mandiri Persero Tbk PT	45
74		Bank Negara Indonesia Persero Tbk PT	32

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Indonesia — Continued
52		Bank Rakyat Indonesia Persero Tbk PT	50
5		Gudang Garam Tbk PT (a)	24

			186

		Malaysia — 0.6%
11		Tenaga Nasional Bhd	42

		New Zealand — 0.3%
12		Air New Zealand Ltd.	21

		Philippines — 1.5%
14		BDO Unibank, Inc.	30
210		Megaworld Corp.	20
12		Metropolitan Bank & Trust Co.	23
9		Universal Robina Corp.	34

			107

		Singapore — 1.7%
4		DBS Group Holdings Ltd.	58
7		Oversea-Chinese Banking Corp., Ltd.	56

			114

		South Korea — 14.0%
—	(h)	Amorepacific Corp.	36
3		BS Financial Group, Inc.	44
1		Halla Visteon Climate Control Corp.	40
—	(h)	Hankook Tire Co., Ltd.	24
1		Hyundai Development Co-Engineering & Construction	27
—	(h)	Hyundai Mobis	70
—	(h)	Hyundai Motor Co.	92
1		KB Financial Group, Inc.	48
1		Kia Motors Corp.	56
—	(h)	Korea Zinc Co., Ltd.	28
3		Korean Reinsurance Co.	31
—	(h)	POSCO	57
—	(h)	Samsung Electronics Co., Ltd.	269
1		Shinhan Financial Group Co., Ltd.	70
2		SK Hynix, Inc. (a)	77

			969

		Taiwan — 13.5%
33		Advanced Semiconductor Engineering, Inc.	39
3		Advantech Co., Ltd.	23
4		Catcher Technology Co., Ltd.	33
49		Compal Electronics, Inc.	45
24		Coretronic Corp. (a)	29
73		CTBC Financial Holding Co., Ltd.	51
8		Delta Electronics, Inc.	54
36		E.Sun Financial Holding Co., Ltd.	24
22		Fubon Financial Holding Co., Ltd.	35
32		Hon Hai Precision Industry Co., Ltd.	110
24		Inotera Memories, Inc. (a)	41
1		Largan Precision Co., Ltd.	69
3		MediaTek, Inc.	46
7		Novatek Microelectronics Corp.	35
20		Pegatron Corp.	38
7		Radiant Opto-Electronics Corp.	29
6		Simplo Technology Co., Ltd.	33
50		Taishin Financial Holding Co., Ltd.	27
44		Taiwan Semiconductor Manufacturing Co., Ltd.	176

			937

		Thailand — 0.9%
5		Airports of Thailand PCL	30
49		Krung Thai Bank PCL	33

			63

		Total Common Stocks (Cost $5,236)	6,295

Structured Instruments — 8.5%
		India — 8.5%
		Low Exercise Call Warrants — 8.5%
1		HCL Technologies Ltd., expiring 08/23/16 (issued through UBS AG) (a)	34
12		Hindalco Industries Ltd., expiring 05/29/15 (issued through BNP Paribas) (a)	39
18		IDFC Ltd., expiring 07/08/16 (issued through UBS AG) (a)	43
1		JSW Steel Ltd., expiring 06/06/17 (issued through UBS AG) (a)	21
2		Lupin Ltd., expiring 10/23/14 (issued through BNP Paribas) (a)	39
1		Maruti Suzuki India Ltd., expiring 06/29/15 (issued through UBS AG) (a)	21
22		National Aluminium Co., Ltd., expiring 07/20/17 (issued through UBS AG) (a)	21
4		Reliance Industries Ltd., expiring 01/07/15 (issued through BNP Paribas) (a)	60
1		State Bank of India, expiring 06/29/15 (issued through UBS AG) (a)	40
5		Sun Pharmaceutical Industries Ltd., expiring 06/29/15 (issued through UBS AG) (a)	60

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Structured Instruments — Continued
	Low Exercise Call Warrants — Continued
1	Tata Consultancy Services Ltd., expiring 08/26/14 (issued through BNP Paribas) (a)	45
6	Tata Motors Ltd., expiring 10/29/14 (issued through BNP Paribas) (a)	47
5	Tata Steel Ltd., expiring 11/18/14 (issued through BNP Paribas) (a)	44
1	Tech Mahindra Ltd., expiring 09/16/16 (issued through UBS AG) (a)	25
4	UPL Ltd., expiring 04/02/15 (issued through BNP Paribas) (a)	22
3	Yes Bank Ltd., expiring 05/12/17 (issued through UBS AG) (a)	24

	Total Structured Instruments (Cost $446)	585

	Total Investments — 99.3% (Cost $5,682)	6,880
	Other Assets in Excess of Liabilities — 0.7%	50

	NET ASSETS — 100.0%	$6,930

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	25.4%
Semiconductors & Semiconductor Equipment	11.3
Metals & Mining	8.3
Real Estate Management & Development	5.7
Automobiles	5.3
Electronic Equipment, Instruments & Components	4.5
Insurance	4.3
Oil, Gas & Consumable Fuels	3.8
Internet Software & Services	2.7
Technology Hardware, Storage & Peripherals	2.0
Hotels, Restaurants & Leisure	2.0
Auto Components	2.0
Diversified Financial Services	1.9
Electric Utilities	1.6
IT Services	1.5
Pharmaceuticals	1.4
Independent Power & Renewable Electricity Producers	1.4
Construction & Engineering	1.3
Textiles, Apparel & Luxury Goods	1.1
Industrial Conglomerates	1.0
Others (each less than 1.0%)	11.5

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(h)	—	Amount rounds to less than one thousand (shares or dollars).

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $6,295,000 and 91.5% respectively.

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,222
Aggregate gross unrealized depreciation	(24)

Net unrealized appreciation/depreciation	$1,198

Federal income tax cost of investments	$5,682

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$1,534	$—	$1,534
China	29	1,186	—	1,215
Hong Kong	—	1,062	—	1,062
India	—	45	—	45
Indonesia	—	186	—	186
Malaysia	—	42	—	42
New Zealand	—	21	—	21
Philippines	—	107	—	107
Singapore	—	114	—	114
South Korea	36	933	—	969
Taiwan	—	937	—	937
Thailand	63	—	—	63

Total Common Stocks	128	6,167	—	6,295

Structured Instruments
India	—	585	—	585

Total Investments in Securities	$128	$6,752	$—	$6,880

There were no transfers among any levels during the period ended July 31, 2014

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.9%
	China — 48.4%
943	AAC Technologies Holdings, Inc.	5,588
22,564	Agricultural Bank of China Ltd., Class H	10,931
8,177	China Cinda Asset Management Co., Ltd., Class H (a)	4,660
1,951	China Conch Venture Holdings Ltd.	4,698
23,382	China Construction Bank Corp., Class H	17,890
6,434	China Eastern Airlines Corp., Ltd., Class H (a)	2,043
2,879	China Longyuan Power Group Corp., Class H	2,925
10,030	China Minsheng Banking Corp., Ltd., Class H	10,360
2,184	China Oilfield Services Ltd., Class H	5,437
1,685	China Pacific Insurance Group Co., Ltd., Class H	6,619
9,922	China Petroleum & Chemical Corp., Class H	9,713
3,016	China Vanke Co., Ltd., Class H (a)	6,677
1,552	Chongqing Changan Automobile Co., Ltd., Class B	3,359
2,508	CNOOC Ltd.	4,436
326	E-House China Holdings Ltd., ADR	3,582
2,015	Haitong Securities Co., Ltd., Class H	3,340
128	iKang Healthcare Group, Inc., ADR (a)	2,405
98	JD.com, Inc., ADR (a)	2,814
2,290	Luye Pharma Group Ltd. (a)	1,991
1,118	MGM China Holdings Ltd.	4,087
1,858	Phoenix Healthcare Group Co., Ltd.	2,751
994	Ping An Insurance Group Co. of China Ltd., Class H	8,446
4,625	Sunac China Holdings Ltd.	3,787
1,478	Tencent Holdings Ltd.	23,998
9,898	Tianhe Chemicals Group Ltd. (a) (e)	3,116
1,398	Tingyi Cayman Islands Holding Corp. (m)	3,959
2,873	Want Want China Holdings Ltd.	3,923
34	YY, Inc., ADR (a)	2,607

		166,142

	Hong Kong — 25.2%
3,201	AIA Group Ltd.	17,150
5,700	Beijing Enterprises Water Group Ltd.	3,705
1,987	BOC Hong Kong Holdings Ltd.	6,232
534	Cheung Kong Holdings Ltd. (m)	10,310
3,589	China Everbright International Ltd.	4,791
1,126	China Resources Gas Group Ltd.	3,542
2,562	China Unicom Hong Kong Ltd.	4,475
3,728	CSPC Pharmaceutical Group Ltd.	2,896

SHARES	SECURITY DESCRIPTION	VALUE($)
	Hong Kong — Continued
813	Galaxy Entertainment Group Ltd.	6,837
9,099	GCL-Poly Energy Holdings Ltd. (a)	2,937
437	Hongkong Land Holdings Ltd. (m)	2,987
562	Hutchison Whampoa Ltd. (m)	7,624
1,317	Lifestyle International Holdings Ltd.	2,572
553	Orient Overseas International Ltd.	2,942
720	Sands China Ltd.	5,283
2,828	Sino Biopharmaceutical Ltd.	2,424

		86,707

	Taiwan — 25.3%
4,781	Advanced Semiconductor Engineering, Inc. (m)	5,678
368	Asustek Computer, Inc. (m)	3,889
839	Chailease Holding Co., Ltd. (a)	2,189
362	China Steel Chemical Corp.	2,285
1,481	Chipbond Technology Corp.	2,394
1,045	Delta Electronics, Inc.	7,101
6,653	E.Sun Financial Holding Co., Ltd.	4,424
4,712	Fubon Financial Holding Co., Ltd.	7,397
300	Intai Technology Corp.	1,673
79	Largan Precision Co., Ltd.	6,069
440	MediaTek, Inc.	6,810
381	Merida Industry Co., Ltd.	2,975
485	President Chain Store Corp.	3,858
1,501	Ruentex Development Co., Ltd.	2,690
1,196	Sino-American Silicon Products, Inc. (a)	2,048
100	St Shine Optical Co., Ltd.	2,081
1,162	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	23,247

		86,808

	Total Common Stocks (Cost $265,899)	339,657

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NUMBER OF RIGHTS	SECURITY DESCRIPTION	VALUE($)
Rights — 0.0% (g)
	Taiwan — 0.0% (g)
460	Innolux Corp., expiring 08/04/14 (a) (i) (Cost $—)	28

	Total Investments — 98.9% (Cost $265,899)	339,685
	Other Assets in Excess of Liabilities — 1.1%	3,809

	NET ASSETS — 100.0%	$343,494

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	14.6%
Semiconductors & Semiconductor Equipment	12.7
Insurance	9.4
Real Estate Management & Development	8.8
Internet Software & Services	7.9
Electronic Equipment, Instruments & Components	5.5
Hotels, Restaurants & Leisure	4.8
Oil, Gas & Consumable Fuels	4.2
Diversified Financial Services	2.8
Capital Markets	2.4
Food Products	2.3
Industrial Conglomerates	2.2
Pharmaceuticals	2.2
Energy Equipment & Services	1.6
Chemicals	1.6
Health Care Providers & Services	1.5
Commercial Services & Supplies	1.4
Machinery	1.4
Diversified Telecommunication Services	1.3
Technology Hardware, Storage & Peripherals	1.2
Food & Staples Retailing	1.1
Health Care Equipment & Supplies	1.1
Water Utilities	1.1
Gas Utilities	1.0
Automobiles	1.0
Others (each less than 1.0%)	4.9

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Trustee and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $305,002,000 and 89.8% respectively

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$74,566
Aggregate gross unrealized depreciation	(780)

Net unrealized appreciation/depreciation	$73,786

Federal income tax cost of investments	$265,899

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis, except for North American, Central American, South American and Caribbean equity securities held in their portfolios, by utilizing the quotations of an independent pricing service, unless the Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset values.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
China	$26,551	$139,591	$—	$166,142
Hong Kong	2,572	84,135	—	86,707
Taiwan	23,247	63,561	—	86,808

Total Common Stocks	52,370	287,287	—	339,657

Right
Taiwan	—	—	28	28

Total Investments in Securities	$52,370	$287,287	$28	$339,685

There were no transfers between Levels 1 and 2 during the period ended July 31, 2014.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 78.6%
1,019,000	Federal Farm Credit Bank, DN, 0.010%, 08/01/14 (n)	1,019,000
	Federal Home Loan Bank,
6,794,000	DN, 0.065%, 08/01/14 (m) (n)	6,793,988
17,000,000	DN, 0.070%, 08/27/14 (n)	16,999,640
200,000	DN, 0.079%, 08/22/14 (n)	199,990
	Federal Home Loan Mortgage Corp.,
24,303,000	DN, 0.051%, 08/13/14 (n)	24,302,566
2,646,000	DN, 0.060%, 08/01/14 (m) (n)	2,645,996
5,000,000	DN, 0.070%, 08/18/14 (n)	4,999,901
1,400,000	DN, 0.075%, 08/19/14 (n)	1,399,972
1,100,000	DN, 0.075%, 09/10/14 (n)	1,099,906
3,000,000	DN, 0.075%, 10/06/14 (n)	2,999,697
7,374,000	DN, 0.078%, 09/08/14 (n)	7,373,526
1,100,000	DN, 0.080%, 09/02/14 (n)	1,099,919
1,100,000	DN, 0.080%, 10/20/14 (n)	1,099,866
1,680,000	DN, 0.090%, 11/03/14 (n)	1,679,649
	Federal National Mortgage Association,
4,610,000	DN, 0.070%, 08/18/14 (m) (n)	4,609,909
3,000,000	DN, 0.070%, 09/08/14 (n)	2,999,772
4,000,000	DN, 0.072%, 09/22/14 (n)	3,999,708
500,000	DN, 0.075%, 08/13/14 (n)	499,986
1,500,000	DN, 0.075%, 08/20/14 (n)	1,499,969
800,000	DN, 0.075%, 09/09/14 (n)	799,948
4,000,000	DN, 0.075%, 09/24/14 (n)	3,999,570
1,900,000	DN, 0.080%, 10/01/14 (n)	1,899,823
5,000,000	DN, 0.080%, 10/06/14 (n)	4,999,495
1,000,000	DN, 0.080%, 10/07/14 (n)	999,898

	Total U.S. Government Agency Securities (Cost $100,020,205)	100,021,694

U.S. Treasury Obligations ^ — 0.3%
	U.S. Treasury Bills,
235,000	0.031%, 10/02/14 (k) (n)	234,995
145,000	0.042%, 01/08/15 (k) (n)	144,966

	Total U.S. Treasury Obligations (Cost $379,961)	379,961

SHARES
Short-Term Investments — 26.0%
	Investment Companies — 26.0%
33,148,802	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) † ^ (Cost $33,148,802)	33,148,802

	Total Investments — 104.9% (Cost $133,548,968)	133,550,457
	Liabilities in Excess of Other Assets — (4.9)%	(6,250,928)

	NET ASSETS — 100.0%	$127,299,529

Percentages indicated are based on net assets.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

Futures Contracts ^

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT JULY 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
4	WTI Crude Oil Futures	08/19/14	$392,680	$(15,410)
18	CBOT Wheat Futures	09/12/14	477,225	7,895
3	Natural Gas Futures	09/26/14	116,010	162
1	Gasoline RBOB Futures	10/31/14	110,334	(931)
23	Lean Hogs Futures	12/12/14	866,410	(47,000)
3	Silver Futures	12/29/14	307,110	(1,398)
7	Soybean Oil Futures	03/13/15	154,350	(123)
3	WTI Crude Oil Futures	05/18/15	281,130	(988)
11	WTI Crude Oil Futures	11/19/15	1,009,910	(11,959)
30	Natural Gas Futures	03/27/18	1,267,800	(25,628)
	Short Futures Outstanding
(30)	LME Aluminum Futures	11/17/14	(1,497,000)	(113,329)
(11)	Cotton No. 2 Futures	12/08/14	(345,785)	81,373
(5)	Copper Futures	12/29/14	(405,000)	4,175
(42)	Sugar No. 11 (World Markets) Futures	02/27/15	(858,480)	6,362

				$(116,799)

Return Swaps on Commodities ^

SWAP COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE	VALUE
Deutsche Bank AG, New York
	Long Positions
	ICE Brent Crude Oil November 2014 Futures	10/15/14	$8,320,620	$(96,977)

Macquarie Bank Ltd.
	Long Positions
	NYMEX NY Harbor ULSD September 2014 Future	08/28/14	$4,600,630	$11,650
	NYMEX Natural Gas October 2014 Futures	09/25/14	4,301,600	(627,775)
	NYMEX Natural Gas October 2014 Futures	09/25/14	2,169,500	(235,934)
	NYMEX Natural Gas October 2014 Futures	09/25/14	1,890,920	(305,365)
	NYBOT-ICE Sugar No. 11 (World) October 2014 Futures	09/29/14	4,331,746	(441,782)
	NYBOT-ICE Sugar No. 11 (World) October 2014 Futures	09/29/14	1,272,634	(19,034)
	NYMEX WTI Crude Oil November 2014 Futures	10/20/14	11,945,120	(240,673)
	NYMEX Gasoline RBOB November 2014 Futures	10/30/14	4,778,323	(144,211)
	NYBOT-ICE Arabica Coffee “C” December 2014 Futures	11/17/14	4,612,950	380,380
	CBOT Soybean Meal December 2014 Futures	11/25/14	3,152,890	(397,081)
	COMEX Gold 100 oz. December 2014 Future	11/25/14	13,946,240	420,804
	COMEX Gold 100 oz. December 2014 Future	11/25/14	779,760	(10,072)
	COMEX Silver December 2014 Future	11/25/14	4,722,000	396,203
	MGE Wheat No. 2 December 2014 Futures	11/25/14	1,479,913	(8,219)
	CBOT Wheat No. 2 December 2014 Futures	11/26/14	3,151,000	(619,397)
	CME Live Cattle December 2014 Futures	12/04/14	5,566,880	(1,759)
	CME Lean Hogs December 2014 Futures	12/11/14	401,390	12,970
	CME Lean Hogs February 2015 Futures	02/11/15	3,034,400	(152,611)
	NYBOT-ICE Cotton No. 2 March 2015 Futures	02/19/15	1,957,915	(84,260)
	NYMEX Natural Gas March 2015 Futures	02/24/15	6,092,730	(778,330)
	CBOT Corn No. 2 March 2015 Futures	02/25/15	1,229,375	(280,244)
	CBOT Corn No. 2 March 2015 Futures	02/25/15	148,725	(34,828)
	CBOT Corn No. 2 March 2015 Futures	02/25/15	5,952,000	(1,396,104)
	CBOT Corn No. 2 March 2015 Futures	02/25/15	7,931,688	(56,985)
	CBOT Soybean No.2 March 2015 Futures	02/25/15	6,360,413	59,881
	CBOT Soybean Oil March 2015 Futures	02/25/15	3,485,382	(155,621)
	NYMEX WTI Crude Oil June 2015 Futures	05/18/15	1,021,240	9,549

	Short Positions
	CBOT Corn No. 2 December 2014 Futures	11/26/14	1,210,000	292,286
	CBOT Corn No. 2 December 2014 Futures	11/26/14	146,400	36,273
	CBOT Corn No. 2 December 2014 Futures	11/26/14	5,859,000	1,453,936

				$(2,916,353)

				$(3,013,330)

Return Swaps on Commodities Indices ^

SWAP COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE	VALUE
Deutsche Bank AG, New York
	Long Positions
	Dow Jones — UBS Commodity Industrial Metals Index	08/21/14	$23,313,000	$(402,595)

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

Brent	—	Broom, Rannoch, Etieve, Ness, Tarbat
CBOT	—	Chicago Board of Trade
CME	—	Chicago Mercantile Exchange
COMEX	—	Commodity Exchange, Inc.
DN	—	Discount Notes
ICE	—	IntercontinentalExchange, Inc.
LME	—	London Metal Exchange
MGE	—	Minneapolis Grain Exchange
NYBOT	—	New York Board of Trade
NYMEX	—	New York Mercantile Exchange
RBOB	—	Reformulated gasoline blendstock for oxygen blending
ULSD	—	Ultra Low Sulfur Diesel
WTI	—	West Texas Intermediate
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of July 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
†	—	$14,928,220 of this investment is restricted as collateral for swaps to various brokers.
^	—	Represents positions held in the Subsidiary.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,545
Aggregate gross unrealized depreciation	(56)

Net unrealized appreciation/depreciation	$1,489

Federal income tax cost of investments	$133,548,968

JPM Commodities Strategy Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on September 5, 2012 and is a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. As of July 31, 2014, net assets of the Fund were $127,299,529 of which $27,438,541, or approximately 21.6%, represented the Subsidiary’s net assets. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$33,148,802	$100,401,655	$—	$133,550,457
Appreciation in Other Financial Instruments
Futures Contracts	$99,967	$—	$—	$99,967
Return Swaps	—	3,073,932	—	3,073,932

Total Appreciation in Other Financial Instruments	$99,967	$3,073,932	$—	$3,173,899

Depreciation in Other Financial Instruments
Futures Contracts	$(216,766)	$—	$—	$(216,766)
Return Swaps	—	(6,489,857)	—	(6,489,857)

Total Depreciation in Other Financial Instruments	$(216,766)	$(6,489,857)	$—	$(6,706,623)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the CSOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash and as an investment of cash collateral for swaps. Please refer to the CSOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2014.

1. Derivatives — The Fund uses instruments including futures, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund may also use derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (a) and (b) below describe the derivatives used by the Fund.

(a). Futures Contracts — The Fund uses commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Securities deposited as initial margin are designated on CSOI.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges (e.g., NYMEX), boards of trade or other platforms (e.g., Clearport). The exchange or board of trade acts as the counterparty to futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. For trades executed on other platforms, these futures contracts must be offset on the same platform in which they were executed; therefore liquidity risk exists to the extent there is a lack of a liquid market for these contracts allowing the Fund to close out its position. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

(b). Return Swaps on Commodities and Commodity Indices — The Fund uses return swaps on physical commodities, commodities futures and commodity futures indices to obtain long and short exposure to commodities markets. The value of a swap agreement is recorded at the beginning of the measurement period. Swaps on commodity futures and commodity indices values are based on the values of underlying commodity spot prices or futures contracts, using the last sale or closing price from the principal exchange on which the contract is traded. Under some circumstances, commodity futures exchanges may establish daily limits on the amount that the price of a commodity futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions. Realized gain or loss is recorded upon termination of a swap and is based on the difference between the contract price and market price of the underlying instrument or when an offsetting position is entered into.

Return swaps on commodity indices are subject to monthly resets. Realized gain or loss is recorded on reset date of the swap and is based on the difference between contract and market price of underlying instrument.

JPMorgan Systematic Alpha Fund (Formerly JPMorgan Diversified Risk Fund)

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 12.8%
	Consumer Discretionary — 0.5%
	Hotels, Restaurants & Leisure — 0.2%
2,367	Morgans Hotel Group Co. (a)	17,634

	Internet & Catalog Retail — 0.1%
3,533	Wotif.com Holdings Ltd., (Australia)	10,848

	Media — 0.2%
18	PubliGroupe AG, (Switzerland)	4,206
115	Time Warner Cable, Inc.	16,687

		20,893

	Total Consumer Discretionary	49,375

	Consumer Staples — 1.9%
	Beverages — 0.5%
11,673	Treasury Wine Estates Ltd., (Australia)	53,492

	Food Products — 1.4%
80,892	Goodman Fielder Ltd., (Australia)	48,110
1,722	Hillshire Brands Co. (The)	108,090

		156,200

	Total Consumer Staples	209,692

	Financials — 1.7%
	Banks — 0.8%
4,153	Banco Santander Brasil S.A., (Brazil), ADR	27,908
4,000	Wing Hang Bank Ltd., (Hong Kong)	64,516

		92,424

	Capital Markets — 0.1%
1,819	SWS Group, Inc. (a)	13,024

	Insurance — 0.8%
1,183	Protective Life Corp.	82,077

	Total Financials	187,525

	Health Care — 1.5%
	Biotechnology — 0.7%
2,982	Chelsea Therapeutics International Ltd. (a) (i)	—
3,076	Idenix Pharmaceuticals, Inc. (a)	75,116

		75,116

	Health Care Providers & Services — 0.3%
1,809	Gentiva Health Services, Inc. (a)	32,743

	Life Sciences Tools & Services — 0.5%
402	Furiex Pharmaceuticals, Inc. (a) (i)	3,928
3,465	Nordion, Inc., (Canada) (a)	44,906

		48,834

	Total Health Care	156,693

SHARES	SECURITY DESCRIPTION	VALUE($)
	Industrials — 1.2%
	Construction & Engineering — 1.0%
3,222	Foster Wheeler AG, (Switzerland)	106,197

	Professional Services — 0.2%
4,253	SAI Global Ltd., (Australia)	19,166

	Total Industrials	125,363

	Information Technology — 2.7%
	Communications Equipment — 0.3%
1,959	Riverbed Technology, Inc. (a)	35,066

	Electronic Equipment, Instruments & Components — 1.5%
3,990	Aeroflex Holding Corp. (a)	42,134
1,152	Measurement Specialties, Inc. (a)	99,061
1,200	Tomen Electronics Corp., (Japan)	19,272

		160,467

	Semiconductors & Semiconductor Equipment — 0.2%
1,178	Montage Technology Group Ltd., (China) (a)	25,386

	Software — 0.7%
1,093	MICROS Systems, Inc. (a)	73,919

	Total Information Technology	294,838

	Materials — 0.8%
	Containers & Packaging — 0.2%
11,000	Goodpack Ltd., (Singapore)	21,692

	Metals & Mining — 0.6%
10,885	PanAust Ltd., (Australia)	22,556
2,530	Rautaruukki OYJ, (Finland) (a)	37,286

		59,842

	Total Materials	81,534

	Telecommunication Services — 0.1%
	Wireless Telecommunication Services — 0.1%
3,314	Leap Wireless (a) (i)	8,351

	Utilities — 2.4%
	Electric Utilities — 2.0%
3,940	Pepco Holdings, Inc.	105,789
1,841	UNS Energy Corp.	111,233

		217,022

	Gas Utilities — 0.4%
39,444	Envestra Ltd., (Australia)	47,424

	Total Utilities	264,446

	Total Common Stocks (Cost $1,345,033)	1,377,817

JPMorgan Systematic Alpha Fund (Formerly JPMorgan Diversified Risk Fund)

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — 2.2%
	Financials — 0.9%
	Banks — 0.4%
19	Bank of America Corp., Series L, 7.250%	21,945
18	Wells Fargo & Co., Series L, 7.500%	21,780

		43,725

	Insurance — 0.2%
675	MetLife, Inc., 5.000%, 10/08/14	20,425

	Real Estate Investment Trusts (REITs) — 0.3%
200	American Tower Corp., Series A, 5.250%, 05/15/17	22,070
200	Health Care REIT, Inc., Series I, 6.500%	11,598

		33,668

	Total Financials	97,818

	Health Care — 0.1%
	Health Care Providers & Services — 0.1%
100	Omnicare Capital Trust II, Series B, 4.000%, 06/15/33	7,688

	Industrials — 0.4%
	Aerospace & Defense — 0.2%
350	United Technologies Corp., 7.500%, 08/01/15	20,762

	Machinery — 0.2%
200	Stanley Black & Decker, Inc., 4.750%, 11/17/15	26,230

	Total Industrials	46,992

	Materials — 0.2%
	Metals & Mining — 0.2%
1,300	Cliffs Natural Resources, Inc., 7.000%, 02/01/16	20,956

	Utilities — 0.6%
	Electric Utilities — 0.4%
400	Exelon Corp., 6.500%, 06/01/17	19,640
100	NextEra Energy, Inc., 5.599%, 06/01/15	6,270
47	NextEra Energy, Inc., 5.799%, 09/01/16	2,506
103	NextEra Energy, Inc., 5.799%, 09/01/16	5,493
100	NextEra Energy, Inc., 5.889%, 09/01/15	6,022

		39,931

	Multi-Utilities — 0.2%
150	Dominion Resources, Inc., 6.375%, 07/01/17	7,605
100	Dominion Resources, Inc., Series A, 6.125%, 04/01/16	5,540

SHARES	SECURITY DESCRIPTION	VALUE($)
	Multi-Utilities — continued
100	Dominion Resources, Inc., Series B, 6.000%, 07/01/16	5,542

		18,687

	Total Utilities	58,618

	Total Preferred Stocks (Cost $230,682)	232,072

PRINCIPAL/ UNIT AMOUNT
Convertible Bonds — 12.6%
	Consumer Discretionary — 2.1%
	Automobiles — 0.2%
10,000	Ford Motor Co., 4.250%, 11/15/16	19,700

	Hotels, Restaurants & Leisure — 0.2%
14,000	MGM Resorts International, 4.250%, 04/15/15	20,781

	Household Durables — 0.4%
	Jarden Corp.,
10,000	1.125%, 03/15/34 (e)	9,875
8,000	1.875%, 09/15/18	10,570
	Lennar Corp.,
6,000	2.750%, 12/15/20 (e)	9,997
6,000	3.250%, 11/15/21 (e)	9,743

		40,185

	Internet & Catalog Retail — 0.5%
19,000	Ctrip.com International Ltd., (Cayman Islands), 1.250%, 10/15/18 (e)	20,817
	Priceline Group, Inc. (The),
9,000	0.350%, 06/15/20	10,800
7,000	1.000%, 03/15/18	10,098
16,000	Vipshop Holdings Ltd., (Cayman Islands), 1.500%, 03/15/19	20,040

		61,755

	Media — 0.6%
	Liberty Interactive LLC,
15,000	0.750%, 03/30/43	20,887
21,000	1.000%, 09/30/43 (e)	21,499
20,000	Liberty Media Corp., 1.375%, 10/15/23 (e)	20,475

		62,861

JPMorgan Systematic Alpha Fund (Formerly JPMorgan Diversified Risk Fund)

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

PRINCIPAL/ UNIT AMOUNT	SECURITY DESCRIPTION	VALUE($)
Convertible Bonds — continued
	Textiles, Apparel & Luxury Goods — 0.2%
	Iconix Brand Group, Inc.,
7,000	1.500%, 03/15/18	10,054
7,000	2.500%, 06/01/16	10,001

		20,055

	Total Consumer Discretionary	225,337

	Energy — 0.6%
	Energy Equipment & Services — 0.2%
19,000	SEACOR Holdings, Inc., 2.500%, 12/15/27	20,793

	Oil, Gas & Consumable Fuels — 0.4%
	Chesapeake Energy Corp.,
7,000	2.500%, 05/15/37	7,232
7,000	2.500%, 05/15/37	7,376
7,000	2.750%, 11/15/35	7,250
28,000	Peabody Energy Corp., 4.750%, 12/15/41	20,020

		41,878

	Total Energy	62,671

	Financials — 2.0%
	Capital Markets — 0.4%
20,000	Ares Capital Corp., 5.750%, 02/01/16	21,313
20,000	Jefferies Group LLC, 3.875%, 11/01/29	21,337

		42,650

	Real Estate Investment Trusts (REITs) — 1.6%
21,000	Annaly Capital Management, Inc., 5.000%, 05/15/15	21,341
8,000	Health Care REIT, Inc., 3.000%, 12/01/29	10,010
12,000	Host Hotels & Resorts LP, 2.500%, 10/15/29 (e)	20,055
21,000	IAS Operating Partnership LP, 5.000%, 03/15/18 (e)	20,593
18,000	ProLogis LP, 3.250%, 03/15/15	20,025
9,000	Ryman Hospitality Properties, Inc., 3.750%, 10/01/14 (e)	20,503
15,000	SL Green Operating Partnership LP, 3.000%, 10/15/17 (e)	20,475
	Spirit Realty Capital, Inc.,
10,000	2.875%, 05/15/19	10,032
10,000	3.750%, 05/15/21	10,106
9,000	Starwood Property Trust, Inc., 4.000%, 01/15/19	10,187

PRINCIPAL/ UNIT AMOUNT	SECURITY DESCRIPTION	VALUE($)
	Real Estate Investment Trusts (REITs) — continued
9,000	4.550%, 03/01/18	10,074

		173,401

	Total Financials	216,051

	Health Care — 3.2%
	Biotechnology — 1.4%
22,000	Acorda Therapeutics, Inc., 1.750%, 06/15/21	21,353
	BioMarin Pharmaceutical, Inc.,
10,000	0.750%, 10/15/18	10,238
7,000	1.500%, 10/15/20	7,354
3,000	1.500%, 10/15/20	3,152
22,000	Cepheid, 1.250%, 02/01/21 (e)	20,707
	Cubist Pharmaceuticals, Inc.,
10,000	1.125%, 09/01/18 (e)	10,738
7,000	1.875%, 09/01/20 (e)	7,529
3,000	1.875%, 09/01/20 (e)	3,227
32,000	Dendreon Corp., 2.875%, 01/15/16	21,780
6,000	Gilead Sciences, Inc., Series D, 1.625%, 05/01/16	24,124
19,000	PDL BioPharma, Inc., 4.000%, 02/01/18	21,019

		151,221

	Health Care Equipment & Supplies — 0.6%
	Hologic, Inc.,
6,000	SUB, 0.000%, 12/15/43	6,607
6,000	Series 2012, SUB, 2.000%, 03/01/42	6,589
6,000	Series 2010, SUB, 2.000%, 12/15/37	7,579
19,000	NuVasive, Inc., 2.750%, 07/01/17	22,064
12,000	Teleflex, Inc., 3.875%, 08/01/17	21,382

		64,221

	Health Care Providers & Services — 0.5%
	Molina Healthcare, Inc.,
14,000	1.125%, 01/15/20	16,406
3,000	1.125%, 01/15/20	3,516
	Omnicare, Inc.,
7,000	3.250%, 12/15/35	7,355
6,000	3.500%, 02/15/44	6,596
	WellPoint, Inc.,
10,000	2.750%, 10/15/42	15,656
3,000	2.750%, 10/15/42	4,697

		54,226

	Life Sciences Tools & Services — 0.2%
	Illumina, Inc.,
10,000	Zero Coupon, 06/15/19 (e)	9,975

JPMorgan Systematic Alpha Fund (Formerly JPMorgan Diversified Risk Fund)

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

PRINCIPAL/ UNIT AMOUNT	SECURITY DESCRIPTION	VALUE($)
Convertible Bonds — continued
	Life Sciences Tools & Services — continued
10,000	0.500%, 06/15/21 (e)	9,969

		19,944

	Pharmaceuticals — 0.5%
	Mylan, Inc.,
4,000	3.750%, 09/15/15	14,840
1,000	3.750%, 09/15/15	3,725
10,000	Salix Pharmaceuticals Ltd., 1.500%, 03/15/19	20,662
16,000	Teva Pharmaceutical Finance Co. LLC, Series C, 0.250%, 02/01/26	20,850

		60,077

	Total Health Care	349,689

	Industrials — 0.5%
	Electrical Equipment — 0.1%
21,000	General Cable Corp., SUB, 4.500%, 11/15/29	19,136

	Machinery — 0.2%
11,000	Trinity Industries, Inc., 3.875%, 06/01/36	20,316

	Transportation Infrastructure — 0.2%
19,000	Macquarie Infrastructure Co. LLC, 2.875%, 07/15/19	20,556

	Total Industrials	60,008

	Information Technology — 3.6%
	Communications Equipment — 0.2%
	Ciena Corp.,
11,000	0.875%, 06/15/17	10,897
8,000	3.750%, 10/15/18 (e)	10,330

		21,227

	Internet Software & Services — 1.1%
21,000	Akamai Technologies, Inc., Zero Coupon, 02/15/19 (e)	21,275
21,000	j2 Global, Inc., 3.250%, 06/15/29	20,974
23,000	SINA Corp., (Cayman Islands), 1.000%, 12/01/18 (e)	21,146
12,000	VeriSign, Inc., 3.250%, 08/15/37	19,800
23,000	Yandex N.V., (Netherlands), 1.125%, 12/15/18 (e)	20,714
21,000	YY, Inc., (Cayman Islands), 2.250%, 04/01/19 (e)	20,856

		124,765

PRINCIPAL/ UNIT AMOUNT	SECURITY DESCRIPTION	VALUE($)
	Semiconductors & Semiconductor Equipment — 1.1%
	Intel Corp.,
8,000	2.950%, 12/15/35	10,230
6,000	3.250%, 08/01/39	9,941
	Lam Research Corp.,
6,000	0.500%, 05/15/16	7,522
5,000	1.250%, 05/15/18	6,713
12,000	Microchip Technology, Inc., 2.125%, 12/15/37	21,180
	Micron Technology, Inc.,
1,000	Series E, 1.625%, 02/15/33	2,802
1,000	Series F, 2.125%, 02/15/33	2,828
1,000	2.375%, 05/01/32	3,205
3,000	3.000%, 11/15/43	3,684
1,000	3.125%, 05/01/32	3,153
3,000	Novellus Systems, Inc., 2.625%, 05/15/41	6,264
19,000	NVIDIA Corp., 1.000%, 12/01/18 (e)	20,568
14,000	Xilinx, Inc., 2.625%, 06/15/17	20,580

		118,670

	Software — 1.0%
9,000	Cadence Design Systems, Inc., 2.625%, 06/01/15	20,115
19,000	Citrix Systems, Inc., 0.500%, 04/15/19 (e)	20,674
17,000	Electronic Arts, Inc., 0.750%, 07/15/16	20,549
21,000	Nuance Communications, Inc., 2.750%, 11/01/31	20,895
21,000	Verint Systems, Inc., 1.500%, 06/01/21	21,315

		103,548

	Technology Hardware, Storage & Peripherals — 0.2%
	SanDisk Corp.,
9,000	0.500%, 10/15/20 (e)	10,468
6,000	1.500%, 08/15/17	10,947

		21,415

	Total Information Technology	389,625

	Materials — 0.6%
	Containers & Packaging — 0.2%
21,000	Owens-Brockway Glass Container, Inc., 3.000%, 06/01/15 (e)	21,380

	Metals & Mining — 0.4%
20,000	Newmont Mining Corp., Series B, 1.625%, 07/15/17	21,375

JPMorgan Systematic Alpha Fund (Formerly JPMorgan Diversified Risk Fund)

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

PRINCIPAL/ UNIT AMOUNT	SECURITY DESCRIPTION	VALUE($)
Convertible Bonds — continued
	Metals & Mining — continued
13,000	Stillwater Mining Co., Series SWC, 1.750%, 10/15/32	19,354

		40,729

	Total Materials	62,109

	Total Convertible Bonds (Cost $1,345,005)	1,365,490

SHARES
Short-Term Investment — 52.8%
	Investment Company — 52.8%
5,701,590	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $5,701,590)	5,701,590

	Total Investments — 80.4% (Cost $8,622,310)	8,676,969
	Other Assets in Excess of Liabilities — 19.6%	2,118,125

	NET ASSETS — 100.0%	$10,795,094

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT JULY 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
5	Euro Bund	09/08/14	990,830	$11,815
7	10 Year U.S. Treasury Note	09/19/14	872,266	(1,108)
10	Long Gilt	09/26/14	1,868,610	12,394
	Short Futures Outstanding
(2)	OMXS30 Index	08/15/14	(40,068)	91
(20)	10 Year Japanese Government Bond	09/09/14	(2,837,311)	(4,813)
(1)	10 Year Australian Government Bond	09/15/14	(112,347)	304
(8)	10 Year Canadian Government Bond	09/19/14	(1,004,448)	(8,521)
(11)	E-mini S&P 500	09/19/14	(1,058,640)	7,627

				$17,789

JPMorgan Systematic Alpha Fund (Formerly JPMorgan Diversified Risk Fund)

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JULY 31, 2014		NET UNREALIZED APPRECIATION (DEPRECIATION)
258,002 1,636,168	AUD for SEK	Westpac Banking Corp.	08/13/14	$237,177	#	$239,612	#	$2,435

220,931 151,420	CAD for EUR	Deutsche Bank AG	08/13/14	202,768	#	202,581	#	(187)
16,174 10,930	CAD for EUR	Societe Generale	08/13/14	14,637	#	14,831	#	194

4,320 7,862	GBP for AUD	Morgan Stanley	08/13/14	7,302	#	7,293	#	(9

136,645 1,446,116	GBP for NOK	Deutsche Bank AG	08/13/14	229,969	#	230,682	#	713

31,184,608 1,898,144	JPY for NOK	Deutsche Bank AG	08/13/14	301,853	#	303,174	#	1,321

601,802 111,502	NOK for NZD	Deutsche Bank AG	08/13/14	94,637	#	95,702	#	1,065

11,625	AUD	Barclays Bank plc	08/13/14	10,677		10,796		119
20,414	AUD	Credit Suisse International	08/13/14	19,177		18,959		(218)
74,379	AUD	Deutsche Bank AG	08/13/14	70,402		69,077		(1,325)
11,047	AUD	Morgan Stanley	08/13/14	10,193		10,260		67
318,818	AUD	Union Bank of Switzerland AG	08/13/14	293,621		296,093		2,472

34,384	BRL	Deutsche Bank AG †	08/13/14	14,868		15,116		248
186,723	BRL	HSBC Bank, N.A. †	08/13/14	81,842		82,090		248

458,233	CAD	Deutsche Bank AG	08/13/14	416,625		420,173		3,548
4,215	CAD	Goldman Sachs International	08/13/14	3,921		3,865		(56)
38,339	CAD	Societe Generale	08/13/14	35,301		35,155		(146)
13,197	CAD	State Street Corp.	08/13/14	12,290		12,101		(189)
52,305	CAD	Westpac Banking Corp.	08/13/14	47,944		47,961		17
30,840	CAD	Westpac Banking Corp.	11/13/14	28,217		28,213		(4)

25,844	CHF	Deutsche Bank AG	08/13/14	28,866		28,441		(425)
18,448	CHF	Goldman Sachs International	08/13/14	20,637		20,302		(335)

54,291,316	CLP	Goldman Sachs International †	08/13/14	98,025		94,813		(3,212)

547,690	CNY	HSBC Bank, N.A. †	08/13/14	88,878		88,709		(169)

6,867	EUR	Citibank, N.A.	08/13/14	9,515		9,195		(320)
28,960	EUR	Credit Suisse International	08/13/14	39,182		38,780		(402)
112,218	EUR	Deutsche Bank AG	08/13/14	155,639		150,272		(5,367)
3,786	EUR	Goldman Sachs International	08/13/14	5,168		5,069		(99)
19,596	EUR	Royal Bank of Canada	08/13/14	26,532		26,241		(291)
15,617	EUR	Societe Generale	08/13/14	21,302		20,913		(389)

22,180	GBP	Barclays Bank plc	08/13/14	37,651		37,444		(207)
101,169	GBP	Deutsche Bank AG	08/13/14	170,674		170,792		118
34,233	GBP	HSBC Bank, N.A.	08/13/14	57,365		57,791		426
9,471	GBP	Morgan Stanley	08/13/14	15,856		15,989		133
7,480	GBP	Royal Bank of Canada	08/13/14	12,552		12,628		76
8,400	GBP	Union Bank of Switzerland AG	08/13/14	14,174		14,181		7

324,278	HKD	HSBC Bank, N.A.	08/13/14	41,830		41,843		13
91,721	HKD	Royal Bank of Canada	08/13/14	11,834		11,835		1

21,869,332	HUF	Deutsche Bank AG	08/13/14	95,843		93,263		(2,580)

907,314,347	IDR	HSBC Bank, N.A. †	08/13/14	77,814		77,457		(357)

JPMorgan Systematic Alpha Fund (Formerly JPMorgan Diversified Risk Fund)

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
10,790,367	INR	HSBC Bank, N.A. †	08/13/14	$177,355	$177,038	$(317)

1,485,800	JPY	Credit Suisse International	08/13/14	14,594	14,445	(149)
832,385	JPY	Goldman Sachs International	08/13/14	8,195	8,092	(103)
96,477	JPY	HSBC Bank, N.A.	08/13/14	948	938	(10)
34,008,779	JPY	Union Bank of Switzerland AG	08/13/14	332,650	330,630	(2,020)
3,000,000	JPY	Westpac Banking Corp.	08/13/14	29,527	29,166	(361)

86,572,485	KRW	Deutsche Bank AG †	08/13/14	84,223	83,798	(425)

499,017	NOK	Deutsche Bank AG	08/13/14	83,590	79,356	(4,234)
7,824	NOK	Goldman Sachs International	08/13/14	1,311	1,244	(67)
1,488,578	NOK	Union Bank of Switzerland AG	08/13/14	247,453	236,722	(10,731)
1,831,101	NOK	Westpac Banking Corp.	08/13/14	306,514	291,191	(15,323)

159,584	NZD	Deutsche Bank AG	08/13/14	136,193	135,446	(747)
620,815	NZD	Westpac Banking Corp.	08/13/14	532,057	526,912	(5,145)

572,465	RUB	Credit Suisse International †	08/13/14	16,148	15,991	(157)
2,853,529	RUB	Deutsche Bank AG†	08/13/14	77,805	79,711	1,906

385,215	SEK	Westpac Banking Corp.	08/13/14	57,695	55,840	(1,855)

93,738	SGD	Societe Generale	08/13/14	75,063	75,140	77

2,590,958	THB	Deutsche Bank AG	08/13/14	79,710	80,648	938

176,222	TRY	Credit Suisse International	08/13/14	81,595	82,076	481
29,809	TRY	Deutsche Bank AG	08/13/14	13,950	13,884	(66)

882,326	ZAR	Morgan Stanley	08/13/14	82,709	82,163	(546)
162,237	ZAR	Union Bank of Switzerland AG	08/13/14	15,076	15,108	32

				$5,617,119	$5,575,231	$(41,888)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
24,279	AUD	Barclays Bank plc	08/13/14	$22,454	$22,548	$(94)
25,914	AUD	BNP Paribas	08/13/14	23,901	24,067	(166)
15,031	AUD	Credit Suisse International	08/13/14	13,971	13,960	11
322,944	AUD	Deutsche Bank AG	08/13/14	297,023	299,925	(2,902)
51,978	AUD	Goldman Sachs International	08/13/14	47,802	48,274	(472)
59,474	AUD	HSBC Bank, N.A.	08/13/14	55,238	55,234	4
14,055	AUD	Royal Bank of Canada	08/13/14	13,087	13,053	34
346,921	AUD	Westpac Banking Corp.	08/13/14	319,174	322,194	(3,020)

237,844	CAD	Deutsche Bank AG	08/13/14	217,890	218,090	(200)
7,548	CAD	State Street Corp.	08/13/14	7,036	6,921	115
169,975	CAD	Westpac Banking Corp.	08/13/14	154,712	155,857	(1,145)

30,763	CHF	Barclays Bank plc	08/13/14	35,012	33,854	1,158
19,079	CHF	Goldman Sachs International	08/13/14	21,309	20,996	313
29,396	CHF	Westpac Banking Corp.	08/13/14	33,472	32,350	1,122

54,291,316	CLP	Morgan Stanley †	08/13/14	97,928	94,813	3,115

547,690	CNY	HSBC Bank, N.A. †	08/13/14	88,817	88,709	108

419,234	CZK	Deutsche Bank AG	08/13/14	20,760	20,287	473
1,571,116	CZK	Union Bank of Switzerland AG	08/13/14	79,285	76,026	3,259

201,549	EUR	Barclays Bank plc	08/13/14	278,704	269,897	8,807
2,580	EUR	Credit Suisse International	08/13/14	3,502	3,455	47

JPMorgan Systematic Alpha Fund (Formerly JPMorgan Diversified Risk Fund)

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
22,980	EUR	HSBC Bank, N.A.	08/13/14	31,242	30,772	470
3,786	EUR	Societe Generale	08/13/14	5,175	5,069	106
202,429	EUR	Union Bank of Switzerland AG	08/13/14	275,404	271,074	4,330
254,521	EUR	Westpac Banking Corp.	08/13/14	352,694	340,831	11,863

945,966	GBP	Barclays Bank plc	08/13/14	199,622	199,838	(216)
6,380	GBP	Citibank, N.A.	08/13/14	10,895	10,771	124
7,045	GBP	Credit Suisse International	08/13/14	11,766	11,893	(127)
51,569	GBP	Deutsche Bank AG	08/13/14	86,358	87,058	(700)
14,220	GBP	HSBC Bank, N.A.	08/13/14	24,175	24,005	170
11,175	GBP	Morgan Stanley	08/13/14	18,709	18,865	(156)
9,790	GBP	Societe Generale	08/13/14	16,770	16,527	243
12,987	GBP	Union Bank of Switzerland AG	08/13/14	22,063	21,924	139
127,753	GBP	Westpac Banking Corp.	08/13/14	215,365	215,670	(305)
8,470	GBP	Westpac Banking Corp.	11/13/14	14,305	14,287	18

982,446	HKD	Goldman Sachs International	08/13/14	126,745	126,769	(24)

21,869,332	HUF	Deutsche Bank AG	08/13/14	97,757	93,264	4,493

907,314,347	IDR	Credit Suisse International †	08/13/14	77,548	77,457	91

64,645	ILS	Deutsche Bank AG	08/13/14	18,603	18,869	(266)
275,987	ILS	Morgan Stanley	08/13/14	79,837	80,557	(720)

4,918,679	INR	Goldman Sachs International †	08/13/14	82,183	80,701	1,482

109,625,920	JPY	Union Bank of Switzerland AG	08/13/14	1,072,439	1,065,773	6,666

86,572,485	KRW	Union Bank of Switzerland AG †	08/13/14	83,508	83,798	(290)

313,476	MYR	Union Bank of Switzerland AG †	08/13/14	97,565	97,742	(177)

7,824	NOK	Union Bank of Switzerland AG	08/13/14	1,300	1,244	56

273,376	NZD	Union Bank of Switzerland AG	08/13/14	230,002	232,025	(2,023)

3,544,305	PHP	HSBC Bank, N.A. †	08/13/14	79,522	81,133	(1,611)
766,534	PHP	Union Bank of Switzerland AG †	08/13/14	17,427	17,547	(120)

1,233,371	SEK	Barclays Bank plc	08/13/14	189,142	178,788	10,354
377,478	SEK	Goldman Sachs International	08/13/14	57,866	54,719	3,147
7,737	SEK	Royal Bank of Canada	08/13/14	1,155	1,122	33
624,003	SEK	Union Bank of Switzerland AG	08/13/14	95,824	90,455	5,369

88,274	SGD	Goldman Sachs International	08/13/14	70,425	70,761	(336)
5,463	SGD	Societe Generale	08/13/14	4,377	4,380	(3)

2,590,958	THB	Credit Suisse International	08/13/14	79,612	80,648	(1,036)

2,390,659	TWD	Morgan Stanley †	08/13/14	79,411	79,519	(108)
558,141	TWD	Union Bank of Switzerland AG †	08/13/14	18,588	18,565	23

				$5,776,456	$5,724,930	$51,526

#	For cross-currency exchange contracts, the settlement value is the U.S. dollar market value at July 31, 2014 of the currency being sold, and the value at July 31, 2014 is the U.S. dollar market value of the currency being purchased.

JPMorgan Systematic Alpha Fund (Formerly JPMorgan Diversified Risk Fund)

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

Total Return Basket Swaps* Outstanding at July 31, 2014

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR for long positions or Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	2/5/18	$(46,977)
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR for long positions or Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	2/5/18	59,540

Total			$12,563

*	See the accompanying “Additional Information - Total Return Basket Swaps” for further details.

JPMorgan Systematic Alpha Fund (Formerly JPMorgan Diversified Risk Fund)

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2014 (Unaudited)

TOTAL RETURN BASKET SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Long Positions
Common Stocks
Consumer Discretionary — 9.4%
Auto Components — 2.6%
Dana Holding Corp.	17,994	17,994	—
Delphi Automotive plc, (United Kingdom)	18,036	18,036	—
Faurecia, (France)	20,274	20,274	—
Gentex Corp.	18,323	18,323	—
Lear Corp.	17,892	17,892	—
Leoni AG, (Germany)	17,658	17,658	—
Linamar Corp., (Canada)	18,020	18,020	—
Magna International, Inc., (Canada)	18,041	18,041	—
Showa Corp., (Japan)	24,745	24,745	—
Standard Motor Products, Inc.	16,223	16,223	—
Tokai Rika Co., Ltd., (Japan)	23,184	23,184	—
TRW Automotive Holdings Corp.	18,003	18,003	—
TS Tech Co. Ltd., (Japan)	20,102	20,102	—
Valeo S.A., (France)	17,903	17,903	—

	266,398	266,398	—

Auto Parts & Equipment — 0.4%
Autoliv, Inc. (Sweden) (a)	17,912	17,912	—
Calsonic Kansei Corp., (Japan)	19,919	19,919	—

	37,831	37,831	—

Computer & Electronics Retail — 0.1%
Best Buy Co., Inc. (a)	17,660	17,660	—

Diversified Consumer Services — 0.4%
Apollo Education Group, Inc.	18,266	18,266	—
DeVry Education Group, Inc.	21,184	21,184	—

	39,450	39,450	—

Home Furnishings — 0.2%
Forbo Holding AG, (Switzerland) (a)	18,577	18,577	—

Hotels, Restaurants & Leisure — 0.7%
Marriott Vacations Worldwide Corp.	18,474	18,474	—
Royal Caribbean Cruises Ltd.	17,656	17,656	—
TUI Travel plc, (United Kingdom)	18,144	18,144	—
Wyndham Worldwide Corp.	18,132	18,132	—

	72,406	72,406	—

Household Durables — 1.3%

TOTAL RETURN BASKET SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Consumer Discretionary — Continued
Barratt Developments plc, (United Kingdom) (a)	18,671	18,671	—
Bellway plc, (United Kingdom)	18,010	18,010	—
Berkeley Group Holdings plc, (United Kingdom)	20,400	20,400	—
Leggett & Platt, Inc.	18,302	18,302	—
Persimmon plc, (United Kingdom) (a)	19,610	19,610	—
PulteGroup, Inc.	17,632	17,632	—
Taylor Wimpey plc, (United Kingdom) (a)	19,606	19,606	—

	132,231	132,231	—

Internet & Catalog Retail — 0.1%
Home Retail Group plc, (United Kingdom)	16,775	16,775	—

Leisure Facilities — 0.2%
Accordia Golf Co. Ltd., (Japan)	23,883	23,883	—

Media — 1.0%
Cogeco Cable, Inc., (Canada)	18,180	18,180	—
Fairfax Media Ltd., (Australia)	19,014	19,014	—
John Wiley & Sons, Inc.	18,327	18,327	—
Meredith Corp.	19,240	19,240	—
Omnicom Group, Inc. (a)	17,847	17,847	—
Viacom, Inc.	17,774	17,774	—

	110,382	110,382	—

Multiline Retail — 0.6%
Canadian Tire Corp. Ltd., (Canada)	21,279	21,279	—
Dillard’s, Inc., Class A	18,241	18,241	—
Macy’s, Inc.	19,822	19,822	—

	59,342	59,342	—

Publishing — 0.1%
Lagardere SCA, (France)	17,757	17,757	—

Specialty Retail — 0.9%
Foot Locker, Inc.	20,961	20,961	—
GameStop Corp., Class A	17,753	17,753	—
Halfords Group plc, (United Kingdom)	18,177	18,177	—
Outerwall, Inc.	19,092	19,092	—
WH Smith plc, (United Kingdom)	19,628	19,628	—

	95,611	95,611	—

Textiles, Apparel & Luxury Goods — 0.6%
Hanesbrands, Inc. (a)	17,881	17,881	—
Iconix Brand Group, Inc.	18,286	18,286	—

JPMorgan Systematic Alpha Fund (Formerly JPMorgan Diversified Risk Fund)

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2014 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Consumer Discretionary — Continued
Movado Group, Inc.	20,465	20,465	—

	56,632	56,632	—

Tires & Rubber — 0.2%
Pirelli & C. SpA, (Italy)	18,025	18,025	—

Total Consumer Discretionary	982,960	982,960	—

Consumer Staples — 3.2%
Beverages — 0.6%
Britvic plc, (United Kingdom)	19,530	19,530	—
Coca-Cola Enterprises, Inc.	19,589	19,589	—
Dr. Pepper Snapple Group, Inc.	17,804	17,804	—
Molson Coors Brewing Co., Class B	17,693	17,693	—

	74,616	74,616	—

Food & Staples Retailing — 1.2%
Andersons, Inc. (The)	19,609	19,609	—
CVS Caremark Corp.	18,021	18,021	—
Jean Coutu Group PJC, Inc. (The), (Canada)	18,672	18,672	—
Kesko OYJ, Class B, (Finland)	19,005	19,005	—
Matsumotokiyoshi Holdings Co., Ltd., (Japan)	23,069	23,069	—
Welcia Holdings Co. Ltd., (Japan)	25,898	25,898	—

	124,274	124,274	—

Food Products — 0.5%
Ingredion, Inc.	17,745	17,745	—
JM Smucker Co. (The)	17,736	17,736	—
Pilgrim’s Pride Corp.	16,776	16,776	—
Sanderson Farms, Inc.	16,669	16,669	—
Tyson Foods, Inc.	17,451	17,451	—

	86,377	86,377	—

Food Retail — 0.7%
Casino Guichard Perrachon S.A., (France)	17,626	17,626	—
Metro, Inc., (Canada)	18,582	18,582	—
Rallye S.A., (France)	20,538	20,538	—
Valor Co. Ltd., (Japan)	21,371	21,371	—

	78,117	78,117	—

Household Products — 0.2%
Energizer Holdings, Inc. (a)	18,362	18,362	—

Total Consumer Staples	381,746	381,746	—

TOTAL RETURN BASKET SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Energy — 4.9%
Energy Equipment & Services — 1.2%
Helmerich & Payne, Inc.	16,895	16,895	—
Hunting plc, (United Kingdom)	20,945	20,945	—
John Wood Group plc, (United Kingdom)	18,322	18,322	—
Nabors Industries Ltd., (Bermuda)	17,111	17,111	—
Patterson-UTI Energy, Inc.	17,038	17,038	—
RPC, Inc.	17,595	17,595	—
Superior Energy Services, Inc.	17,875	17,875	—
Trinidad Drilling Ltd., (Canada)	17,400	17,400	—
Unit Corp.	17,295	17,295	—

	160,476	160,476	—

Oil & Gas Drilling — 0.1%
Western Energy Services Corp., (Canada)	17,666	17,666	—

Oil & Gas Equipment & Services — 0.1%
Baker Hughes, Inc. (a)	17,536	17,536	—

Oil & Gas Exploration & Production — 0.5%
Afren plc, (United Kingdom) (a)	13,444	13,444	—
Bonavista Energy Corp., (Canada)	18,945	18,945	—
Canadian Natural Resources Ltd., (Canada)	18,047	18,047	—

	50,436	50,436	—

Oil, Gas & Consumable Fuels — 3.0%
Beach Energy Ltd., (Australia)	21,446	21,446	—
Crescent Point Energy Corp., (Canada)	18,198	18,198	—
Green Plains Renewable Energy, Inc.	17,508	17,508	—
Hess Corp.	18,311	18,311	—
HollyFrontier Corp.	19,462	19,462	—
Marathon Petroleum Corp.	20,953	20,953	—
Murphy Oil Corp.	16,961	16,961	—
Neste Oil OYJ, (Finland)	18,534	18,534	—
Repsol SA, (Spain)	18,052	18,052	—
REX American Resources Corp.	17,629	17,629	—
Showa Shell Sekiyu KK, (Japan)	23,865	23,865	—
Suncor Energy, Inc. (Canada)	18,149	18,149	—
Valero Energy Corp.	19,152	19,152	—
Vermilion Energy, Inc. (Canada)	18,347	18,347	—

JPMorgan Systematic Alpha Fund (Formerly JPMorgan Diversified Risk Fund)

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2014 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Energy — Continued
Western Refining, Inc.	21,012	21,012	—
Woodside Petroleum Ltd., (Australia)	24,775	24,775	—
World Fuel Services Corp.	16,536	16,536	—

	328,890	328,890	—

Total Energy	575,004	575,004	—

Financials — 8.6%
Banks — 0.6%
Fifth Third Bancorp	18,391	18,391	—
First Interstate Bancsystem, Inc.	21,219	21,219	—
Resona Holdings, Inc., (Japan)	24,749	24,749	—

	64,359	64,359	—

Capital Markets — 0.6%
BGC Partners, Inc., Class A	18,338	18,338	—
Close Brothers Group plc, (United Kingdom)	17,961	17,961	—
Investec plc, (United Kingdom)	17,859	17,859	—

	54,158	54,158	—

Commercial Banks — 0.2%
Yamaguchi Financial Group, Inc., (Japan)	20,648	20,648	—

Consumer Finance — 0.6%
Capital One Financial Corp. (a)	17,976	17,976	—
Discover Financial Services	18,013	18,013	—
Nelnet, Inc.	19,502	19,502	—

	55,491	55,491	—

Diversified Banks — 0.4%
Bank of Montreal, (Canada)	18,038	18,038	—
Mitsubishi UFJ Financial Group, Inc., (Japan)	22,741	22,741	—

	40,779	40,779	—

Diversified Financial Services — 0.2%
Challenger Ltd., (Australia)	26,438	26,438	—

Insurance — 4.4%
Allied World Assurance Co. Holdings AG, (Switzerland) (a)	18,041	18,041	—
Assurant, Inc.	17,868	17,868	—
Aviva plc, (United Kingdom) (a)	18,200	18,200	—
AXA S.A., (France)	19,865	19,865	—
Baloise Holding AG, (Switzerland)	18,245	18,245	—
CNA Financial Corp.	17,863	17,863	—

TOTAL RETURN BASKET SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Financials — Continued
CNO Financial Group, Inc.	17,782	17,782	—
Delta Lloyd NV, (Netherlands)	17,640	17,640	—
Direct Line Insurance Group plc, (United Kingdom)	18,092	18,092	—
Hannover Rueck SE, (Germany)	17,872	17,872	—
Hanover Insurance Group, Inc. (The)	17,574	17,574	—
Horace Mann Educators Corp.	18,135	18,135	—
Lincoln National Corp.	18,441	18,441	—
Montpelier Re Holdings Ltd., (Bermuda)	18,072	18,072	—
Muenchener Rueckversicherungs AG, (Germany)	17,649	17,649	—
Old Republic International Corp.	19,412	19,412	—
PartnerRe Ltd., (Bermuda)	21,081	21,081	—
Protective Life Corp.	29,209	29,209	—
Reinsurance Group of America, Inc.	17,978	17,978	—
SCOR SE, (France)	20,911	20,911	—
Symetra Financial Corp.	17,989	17,989	—
Talanx AG, (Germany)	18,268	18,268	—
Unipol Gruppo Finanziario SpA, (Italy)	17,606	17,606	—
Unum Group	18,229	18,229	—

	452,022	452,022	—

Life & Health Insurance — 0.4%
Manulife Financial Corp., (Canada)	18,472	18,472	—
Swiss Life Holding AG, (Switzerland) (a)	17,870	17,870	—

	36,342	36,342	—

Multi-Sector Holdings — 0.2%
Pargesa Holding S.A., (Switzerland)	18,302	18,302	—

Property & Casualty Insurance — 0.6%
Amlin plc, (United Kingdom)	17,977	17,977	—
Catlin Group Ltd., (Bermuda)	20,195	20,195	—
First American Financial Corp.	17,885	17,885	—

	56,057	56,057	—

Thrifts & Mortgage Finance — 0.4%
Aareal Bank AG, (Germany)	20,429	20,429	—
Genworth MI Canada, Inc., (Canada)	19,183	19,183	—

JPMorgan Systematic Alpha Fund (Formerly JPMorgan Diversified Risk Fund)

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2014 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Financials — Continued
	39,612	39,612	—

Total Financials	864,208	864,208	—

Health Care — 4.2%
Health Care Equipment — 0.2%
Straumann Holding AG, (Switzerland)	18,682	18,682	—

Health Care Equipment & Supplies — 0.6%
Cooper Cos. Inc., (The)	18,340	18,340	—
Hill-Rom Holdings, Inc.	18,085	18,085	—
Smith & Nephew plc, (United Kingdom) (a)	17,946	17,946	—

	54,371	54,371	—

Health Care Providers & Services — 1.6%
Alfresa Holdings Corp., (Japan)	24,148	24,148	—
Chemed Corp.	18,231	18,231	—
Express Scripts Holding Co.	19,014	19,014	—
Humana, Inc.	16,942	16,942	—
McKesson Corp.	18,419	18,419	—
MEDNAX, Inc.	18,583	18,583	—
PharMerica Corp.	18,353	18,353	—
Select Medical Holdings Corp.	17,778	17,778	—
Universal Health Services, Inc., Class B	17,909	17,909	—

	169,377	169,377	—

Life Sciences Tools & Services — 0.2%
Lonza Group AG, (Switzerland) (a)	18,116	18,116	—

Pharmaceuticals — 1.6%
Astellas Pharma, Inc. (Japan)	22,009	22,009	—
AstraZeneca plc, (United Kingdom) (a)	20,097	20,097	—
Kaken Pharmaceutical Co. Ltd., (Japan)	22,447	22,447	—
Kissei Pharmaceutical Co., Ltd., (Japan)	24,002	24,002	—
Merck KGaA, (Germany)	18,399	18,399	—
Questcor Pharmaceuticals, Inc.	27,531	27,531	—
Recordati SpA, (Italy)	20,820	20,820	—
Rohto Pharmaceutical Co., Ltd., (Japan)	23,302	23,302	—

	178,607	178,607	—

Total Health Care	439,153	439,153	—

TOTAL RETURN BASKET SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Industrials — 8.2%
Aerospace & Defense — 0.8%
Engility Holdings, Inc.	18,006	18,006	—
Exelis, Inc.	18,288	18,288	—
Northrop Grumman Corp.	17,874	17,874	—
Raytheon Co.	18,063	18,063	—

	72,231	72,231	—

Air Freight & Logistics — 0.2%
bpost S.A., (Belgium)	18,272	18,272	—

Airlines — 0.7%
Alaska Air Group, Inc.	17,588	17,588	—
easyJet plc, (United Kingdom)	20,399	20,399	—
Hawaiian Holdings, Inc.	18,207	18,207	—
Southwest Airlines Co.	18,099	18,099	—

	74,293	74,293	—

Building Products — 0.2%
Sanwa Holdings Corp., (Japan)	21,348	21,348	—

Commercial Services & Supplies — 0.6%
Deluxe Corp.	21,234	21,234	—
Downer EDI Ltd., (Australia)	20,710	20,710	—
Pitney Bowes, Inc.	18,861	18,861	—

	60,805	60,805	—

Construction & Engineering — 1.4%
Abengoa S.A., (Spain)	17,745	17,745	—
Astaldi SpA, (Italy)	17,620	17,620	—
Eiffage S.A., (France)	17,967	17,967	—
Galliford Try plc, (United Kingdom)	17,974	17,974	—
Kentz Corp. Ltd., (United Kingdom)	25,818	25,818	—
Koninklijke Boskalis Westminster NV, (Netherlands)	18,023	18,023	—
Kyowa Exeo Corp., (Japan)	22,321	22,321	—
Mota-Engil Africa SGPS, S.A., (Portugal) (a)	1,912	1,912	—
Vinci S.A., (France)	18,939	18,939	—

	158,319	158,319	—

Electrical Components & Equipment — 0.2%
Fuji Electric Co. Ltd., (Japan)	26,054	26,054	—

Environmental & Facilities Services — 0.2%
Mitie Group plc, (United Kingdom)	20,340	20,340	—

Highways & Railtracks — 0.2%
Atlantia SpA, (Italy)	17,861	17,861	—

JPMorgan Systematic Alpha Fund (Formerly JPMorgan Diversified Risk Fund)

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2014 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Industrials — Continued
Industrial Conglomerates — 0.3%
DCC plc, (Ireland)	17,950	17,950	—
Sonae, (Portugal)	17,738	17,738	—

	35,688	35,688	—

Machinery — 1.0%
Duerr AG, (Germany)	17,028	17,028	—
Georg Fischer AG, (Switzerland) (a)	18,564	18,564	—
Hyster-Yale Materials Handling, Inc.	16,741	16,741	—
Indus Holding AG, (Germany)	18,073	18,073	—
Joy Global, Inc.	17,778	17,778	—
Oshkosh Corp.	16,316	16,316	—
Wabash National Corp.	18,550	18,550	—

	123,050	123,050	—

Professional Services — 1.0%
ICF International, Inc.	20,742	20,742	—
Kelly Services, Inc., Class A	17,996	17,996	—
Korn/Ferry International	18,034	18,034	—
Manpowergroup, Inc.	17,915	17,915	—
USG People NV, (Netherlands)	18,249	18,249	—

	92,936	92,936	—

Research & Consulting Services — 0.2%
Teleperformance, (France)	18,438	18,438	—

Road & Rail — 0.1%
ArcBest Corp.	14,247	14,247	—

Trading Companies & Distributors — 0.9%
Finning International, Inc., (Canada)	18,051	18,051	—
GATX Corp.	17,732	17,732	—
Russel Metals, Inc. (Canada)	19,940	19,940	—
Seven Group Holdings Ltd, (Australia)	22,742	22,742	—
Travis Perkins plc, (United Kingdom) (a)	18,042	18,042	—

	96,507	96,507	—

Trucking — 0.2%
Sankyu, Inc. (Japan)	24,595	24,595	—

Total Industrials	874,984	874,984	—

Information Technology — 10.0%
Communications Equipment — 0.8%
ARRIS Group, Inc.	18,349	18,349	—
Brocade Communications Systems, Inc. (a)	17,895	17,895	—
Harris Corp.	18,501	18,501	—

TOTAL RETURN BASKET SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Information Technology — Continued
Hitachi Kokusai Electric, Inc., (Japan)	13,600	13,600	—
Pace plc, (United Kingdom)	17,472	17,472	—

	85,817	85,817	—

Electronic Equipment, Instruments & Components — 2.6%
Arrow Electronics, Inc.	18,080	18,080	—
Benchmark Electronics, Inc.	18,088	18,088	—
Celestica, Inc., (Canada) (a)	20,506	20,506	—
Corning, Inc. (a)	20,416	20,416	—
Flextronics International Ltd. (a)	17,736	17,736	—
Ingram Micro, Inc.	20,119	20,119	—
Insight Enterprises, Inc.	17,627	17,627	—
Littelfuse, Inc.	17,819	17,819	—
Newport Corp.	18,072	18,072	—
Plexus Corp.	18,052	18,052	—
Sanmina Corp.	18,096	18,096	—
ScanSource, Inc.	18,084	18,084	—
TE Connectivity Ltd., (Switzerland)	18,134	18,134	—
Tech Data Corp.	18,146	18,146	—
Vishay Intertechnology, Inc.	17,779	17,779	—

	276,754	276,754	—

Home Entertainment Software — 0.2%
Playtech plc, (United Kingdom)	18,207	18,207	—

Internet Software & Services — 0.1%
Perficient, Inc.	16,141	16,141	—

IT Consulting & Other Services — 0.3%
Altran Technologies S.A., (France)	17,650	17,650	—
Bechtle AG, (Germany)	19,934	19,934	—

	37,584	37,584	—

IT Services — 1.5%
Broadridge Financial Solutions, Inc.	17,965	17,965	—
Computer Sciences Corp.	17,844	17,844	—
Convergys Corp.	20,107	20,107	—
CSG Systems International, Inc.	17,942	17,942	—
DST Systems, Inc.	20,086	20,086	—
IT Holdings Corp., (Japan)	25,886	25,886	—
Jack Henry & Associates, Inc.	18,147	18,147	—
SCSK Corp., (Japan)	25,146	25,146	—

	163,123	163,123	—

JPMorgan Systematic Alpha Fund (Formerly JPMorgan Diversified Risk Fund)

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2014 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Information Technology — Continued
Semiconductor Equipment — 0.2%
ASM International NV, (Netherlands)	18,315	18,315	—

Semiconductors — 0.1%
Infineon Technologies AG, (Germany)	17,784	17,784	—

Semiconductors & Semiconductor Equipment — 1.6%
Avago Technologies Ltd., (Singapore)	18,247	18,247	—
Cirrus Logic, Inc.	17,765	17,765	—
First Solar, Inc. (a)	17,734	17,734	—
Intel Corp. (a)	18,199	18,199	—
Intersil Corp., Class A	17,282	17,282	—
Lam Research Corp. (a)	18,690	18,690	—
Micron Technology, Inc. (a)	17,475	17,475	—
NVIDIA Corp. (a)	19,373	19,373	—
OmniVision Technologies, Inc.	18,390	18,390	—
Skyworks Solutions, Inc.	17,868	17,868	—

	181,023	181,023	—

Software — 1.2%
Activision Blizzard, Inc.	17,904	17,904	—
EBIX, Inc. (a)	19,857	19,857	—
Open Text Corp., (Canada)	21,523	21,523	—
Take-Two Interactive Software, Inc.	17,814	17,814	—
Tecmo Koei Holdings Co. Ltd., (Japan)	26,563	26,563	—
UBISOFT Entertainment, (France) (a)	17,459	17,459	—
Verint Systems, Inc.	17,978	17,978	—

	139,098	139,098	—

Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	17,872	17,872	—
Brother Industries Ltd., (Japan)	27,356	27,356	—
Lexmark International, Inc., Class A	18,395	18,395	—
SanDisk Corp. (a)	18,159	18,159	—
Seagate Technology plc, (Ireland)	18,107	18,107	—
Seiko Epson Corp., (Japan)	21,825	21,825	—
Western Digital Corp.	18,169	18,169	—

	139,883	139,883	—

Total Information Technology	1,093,729	1,093,729	—

Materials — 5.0%
Chemicals — 1.2%
A Schulman, Inc.	17,923	17,923	—

TOTAL RETURN BASKET SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Materials — Continued
Cabot Corp.	17,341	17,341	—
Celanese Corp.	17,754	17,754	—
Huntsman Corp.	17,896	17,896	—
Olin Corp.	18,174	18,174	—
Scotts Miracle-Gro Co (The)	18,194	18,194	—
Tosoh Corp., (Japan)	22,214	22,214	—

	129,496	129,496	—

Construction Materials — 0.6%
CSR Ltd., (Australia)	24,610	24,610	—
Imerys S.A., (France)	18,355	18,355	—
Sumitomo Osaka Cement Co., Ltd. (Japan)	18,179	18,179	—

	61,144	61,144	—

Containers & Packaging — 0.4%
Smurfit Kappa Group plc, (Ireland)	18,131	18,131	—
Sonoco Products Co.	19,570	19,570	—

	37,701	37,701	—

Diversified Metals & Mining — 0.3%
Sherritt International Corp., (Canada)	18,810	18,810	—
Sumitomo Metal Mining Co. Ltd., (Japan)	16,823	16,823	—

	35,633	35,633	—

Fertilizers & Agricultural Chemicals — 0.2%
Potash Corp of Saskatchewan, Inc., (Canada)	18,035	18,035	—

Gold— 0.3%
Centamin plc., (United Kingdom) (a)	17,708	17,708	—
Northern Star Resources Ltd., (Australia)	22,332	22,332	—

	40,040	40,040	—

Metals & Mining — 0.3%
Centerra Gold, Inc., (Canada)	16,422	16,422	—
Steel Dynamics, Inc.	18,177	18,177	—

	34,599	34,599	—

Paper & Forest Products — 0.9%
Mondi plc, (United Kingdom)	17,855	17,855	—
Neenah Paper, Inc.	17,913	17,913	—
Nippon Paper Industries Co. Ltd., (Japan)	21,103	21,103	—
Stora Enso OYJ, (Finland)	17,491	17,491	—

JPMorgan Systematic Alpha Fund (Formerly JPMorgan Diversified Risk Fund)

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2014 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Materials — Continued
UPM-Kymmene OYJ, (Finland)	18,998	18,998	—

	93,360	93,360	—

Paper Packaging — 0.2%
Avery Dennison Corp.	18,034	18,034	—

Precious Metals & Minerals — 0.2%
Asahi Holdings, Inc., (Japan)	22,571	22,571	—

Steel — 0.4%
Maruichi Steel Tube Ltd., (Japan)	25,146	25,146	—
Mount Gibson Iron Ltd., (Australia)	20,943	20,943	—

	46,089	46,089	—

Total Materials	536,702	536,702	—

Telecommunication Services — 1.0%
Diversified Telecommunication Services — 0.7%
Belgacom S.A., (Belgium)	18,148	18,148	—
Elisa OYJ, (Finland)	20,317	20,317	—
iiNET Ltd, (Australia)	20,811	20,811	—
Verizon Communications, Inc.	17,798	17,798	—

	77,074	77,074	—

Wireless Telecommunication Services — 0.3%
Freenet AG, (Germany)	16,147	16,147	—
KDDI Corp., (Japan)	23,320	23,320	—

	39,467	39,467	—

Total Telecommunication Services	116,541	116,541	—

Utilities — 3.2%
Electric Utilities — 1.0%
EDP - Energias de Portugal S.A., (Portugal)	17,928	17,928	—
Empire District Electric Co. (The)	17,794	17,794	—
Endesa S.A., (Spain)	17,743	17,743	—
Entergy Corp. (a)	17,843	17,843	—
Great Plains Energy, Inc.	17,750	17,750	—
IDACORP, Inc.	19,760	19,760	—
Red Electrica Corp. S.A., (Spain)	17,967	17,967	—

	126,785	126,785	—

Gas Utilities — 1.1%
AGL Resources, Inc.	17,713	17,713	—
Enagas S.A., (Spain)	18,064	18,064	—
Gas Natural SDG SA, (Spain)	18,166	18,166	—

TOTAL RETURN BASKET SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Utilities — Continued
Snam SpA, (Itlay)	17,970	17,970	—
Superior Plus Corp., (Canada)	18,205	18,205	—
Tokyo Gas Co. Ltd., (Japan)	23,044	23,044	—

	113,162	113,162	—

Multi-Utilities — 1.1%
Alliant Energy Corp.	17,741	17,741	—
Ameren Corp.	19,610	19,610	—
Hera SpA, (Italy)	18,261	18,261	—
Iren SpA, (Italy)	17,960	17,960	—
Public Service Enterprise Group, Inc.	19,730	19,730	—
SCANA Corp.	17,655	17,655	—
Vectren Corp.	17,712	17,712	—

	128,669	128,669	—

Total Utilities	368,616	368,616	—

Total Long Positions of Total Return Basket Swaps	6,233,643	6,233,643	—

Short Positions
Common Stocks
Consumer Discretionary — 9.6%
Apparel, Accessories & Luxury Goods — 0.2%
Kering, (France)	19,062	19,062	—

Auto Parts & Equipment — 0.2%
American Axle & Manufacturing Holdings, Inc.	18,390	18,390	—

Automobiles — 0.2%
Peugeot S.A., (France) (a)	18,433	18,433	—

Broadcasting — 0.2%
Atresmedia Corp de Medios de Comunicacion S.A., (Spain)	18,557	18,557	—

Home Improvement Retail — 0.2%
Tile Shop Holdings, Inc.	19,907	19,907	—

Homefurnishing Retail — 0.2%
Restoration Hardware Holdings, Inc.	17,912	17,912	—

Hotels, Restaurants & Leisure — 1.8%
Autogrill SpA, (Italy) (a)	18,231	18,231	—
Boyd Gaming Corp.	16,500	16,500	—
Choice Hotels International, Inc.	17,724	17,724	—
Domino’s Pizza Group plc, (United Kingdom)	19,671	19,671	—

JPMorgan Systematic Alpha Fund (Formerly JPMorgan Diversified Risk Fund)

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2014 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Consumer Discretionary — Continued
InterContinental Hotels Group plc, (United Kingdom)	18,387	18,387	—
McDonald’s Holdings Co., Japan Ltd., (Japan)	15,125	15,125	—
Panera Bread Co.	18,265	18,265	—
Penn National Gaming, Inc.	18,675	18,675	—
Starbucks Corp.	17,711	17,711	—
Zensho Holdings Co. Ltd., (Japan)	19,117	19,117	—

	179,406	179,406	—

Household Durables — 0.5%
Sharp Corp., (Japan) (a)	19,015	19,015	—
Sony Corp., (Japan)	17,226	17,226	—
Tempur Sealy International, Inc.	18,711	18,711	—

	54,952	54,952	—

Internet & Catalog Retail — 0.5%
Amazon.com, Inc. (a)	16,275	16,275	—
HomeAway, Inc.	17,360	17,360	—
Rakuten, Inc., (Japan)	15,970	15,970	—
Shutterfly, Inc.	19,728	19,728	—

	69,333	69,333	—

Internet Retail — 0.4%
Ocado Group plc, (United Kingdom) (a)	18,016	18,016	—
Yoox SpA, (Italy) (a)	18,124	18,124	—

	36,140	36,140	—

Media — 0.7%
AMC Networks, Inc., Class A	18,141	18,141	—
Charter Communications, Inc.	17,770	17,770	—
JCDecaux S.A., (France)	17,270	17,270	—
Sirius XM Holdings, Inc. (a)	18,076	18,076	—

	71,257	71,257	—

Multiline Retail — 0.1%
Isetan Mitsukoshi Holdings Ltd., (Japan)	16,353	16,353	—

Publishing — 0.2%
Rightmove plc, (united Kingdom)	18,206	18,206	—

Restaurants — 0.2%
Krispy Kreme Doughnuts, Inc.	18,525	18,525	—

Specialty Retail — 2.5%
Cabela’s, Inc.	18,792	18,792	—

TOTAL RETURN BASKET SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Consumer Discretionary — Continued
CarMax, Inc.	18,353	18,353	—
Dufry AG, (Switzerland) (a)	17,865	17,865	—
Fast Retailing Co., Ltd., (Japan)	33,447	33,447	—
Five Below, Inc.	15,966	15,966	—
Inditex S.A., (Spain)	18,730	18,730	—
L Brands, Inc.	18,434	18,434	—
Lumber Liquidators Holdings, Inc.	18,164	18,164	—
Sally Beauty Holdings, Inc.	19,073	19,073	—
Sports Direct International plc, (United Kingdom) (a)	17,966	17,966	—
SuperGroup plc, (United Kingdom) (a)	18,150	18,150	—
Ulta Salon Cosmetics & Fragrance, Inc.	17,081	17,081	—
Urban Outfitters, Inc. (a)	18,758	18,758	—

	250,779	250,779	—

Specialty Stores — 0.2%
Hibbett Sports, Inc.	18,317	18,317	—

Textiles, Apparel & Luxury Goods — 1.3%
Adidas AG, (Germany)	15,592	15,592	—
Brunello Cucinelli SpA, (Italy)	18,243	18,243	—
Cie Financiere Richemont S.A., (Switzerland)	15,924	15,924	—
Hermes International, (France)	16,586	16,586	—
Kate Spade & Co.	18,953	18,953	—
Lululemon Athletica, Inc., (Canada) (a)	16,119	16,119	—
Luxottica Group SpA, (Italy)	16,441	16,441	—
PVH Corp.	18,290	18,290	—
Quiksilver, Inc.	18,400	18,400	—

	154,548	154,548	—

Total Consumer Discretionary	1,000,077	1,000,077	—

Consumer Staples — 3.7%
Beverages — 1.0%
Boston Beer Co, Inc. (The)	18,734	18,734	—
Coca-Cola Amatil Ltd., (Australia)	15,469	15,469	—
Davide Campari-Milano SpA, (Italy)	18,229	18,229	—
Diageo plc, (United Kingdom) (a)	18,212	18,212	—
Pernod Ricard S.A., (France)	15,579	15,579	—
Remy Cointreau S.A., (France)	17,359	17,359	—
SABMiller plc, (United Kingdom) (a)	16,127	16,127	—

	119,709	119,709	—

JPMorgan Systematic Alpha Fund (Formerly JPMorgan Diversified Risk Fund)

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2014 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Consumer Staples — Continued
Food & Staples Retailing — 1.2%
Casey’s General Stores, Inc.	15,815	15,815	—
Costco Wholesale Corp. (a)	16,338	16,338	—
Fresh Market, Inc. (The)	18,467	18,467	—
Jeronimo Martins SGPS S.A., (Portugal)	14,705	14,705	—
Metro AG, (Germany) (a)	14,798	14,798	—
Pricesmart, Inc.	18,682	18,682	—
United Natural Foods, Inc.	18,524	18,524	—
Whole Foods Market, Inc.	18,842	18,842	—

	136,171	136,171	—

Food Products — 0.6%
Associated British Foods plc, (United Kingdom) (a)	16,181	16,181	—
Barry Callebaut AG, (Switzerland) (a)	16,036	16,036	—
Boulder Brands, Inc.	17,785	17,785	—
Kagome Co., Ltd., (Japan)	16,808	16,808	—
Maple Leaf Foods, Inc., (Canada)	15,027	15,027	—

	81,837	81,837	—

Packaged Foods & Meats — 0.6%
Annie’s, Inc.	15,115	15,115	—
Corbion NV, (Netherlands)	18,464	18,464	—
Viscofan S.A., (Spain)	18,286	18,286	—
Yakult Honsha Co. Ltd., (Japan)	16,040	16,040	—

	67,905	67,905	—

Personal Products — 0.3%
Beiersdorf AG, (Germany)	15,646	15,646	—
Estee Lauder Cos., Inc. (The), Class A	18,365	18,365	—

	34,011	34,011	—

Total Consumer Staples	439,633	439,633	—

Energy — 4.7%
Coal & Consumable Fuels — 0.2%
Whitehaven Coal Ltd., (Australia) (a)	21,778	21,778	—

Energy Equipment & Services — 0.2%
McDermott International, Inc.	17,856	17,856	—

Oil & Gas Equipment & Services — 0.4%
CGG S.A., (France) (a)	18,227	18,227	—
Hornbeck Offshore Services, Inc.	17,961	17,961	—

	36,188	36,188	—

TOTAL RETURN BASKET SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Energy — Continued
Oil & Gas Exploration & Production — 1.0%
Athabasca Oil Corp., (Canada) (a)	21,151	21,151	—
Matador Resources Co.	18,063	18,063	—
NuVista Energy Ltd., (Canada) (a)	19,369	19,369	—
PDC Energy, Inc.	18,937	18,937	—
Tourmaline Oil Corp., (Canada) (a)	19,967	19,967	—

	97,487	97,487	—

Oil, Gas & Consumable Fuels — 2.9%
Bill Barrett Corp.	16,255	16,255	—
Cairn Energy plc, (United Kingdom) (a)	18,029	18,029	—
Cheniere Energy, Inc. (a)	18,185	18,185	—
Cobalt International Energy, Inc.	18,487	18,487	—
Enbridge, Inc., (Canada)	18,383	18,383	—
Goodrich Petroleum Corp.	11,306	11,306	—
Gulfport Energy Corp.	17,892	17,892	—
MEG Energy Corp., (Canada) (a)	19,149	19,149	—
Oasis Petroleum, Inc.	17,318	17,318	—
ONEOK, Inc.	15,205	15,205	—
Ophir Energy plc, (United Kingdom) (a)	17,391	17,391	—
Paramount Resources Ltd., (Canada) (a)	18,314	18,314	—
Penn Virginia Corp.	15,910	15,910	—
Rex Energy Corp.	18,148	18,148	—
Rosetta Resources, Inc.	16,853	16,853	—
Sanchez Energy Corp.	14,845	14,845	—
SemGroup Corp., Class A	17,960	17,960	—
Trilogy Energy Corp., (Canada)	16,797	16,797	—
Whitecap Resources, Inc., (Canada)	18,135	18,135	—

	324,562	324,562	—

Total Energy	497,871	497,871	—

Financials — 7.2%
Banks — 0.6%
Barclays plc, (United Kingdom)	18,233	18,233	—
Lloyds Banking Group plc, (United Kingdom) (a)	19,157	19,157	—
Royal Bank of Scotland Group plc, (United Kingdom) (a)	17,738	17,738	—

	55,128	55,128	—

JPMorgan Systematic Alpha Fund (Formerly JPMorgan Diversified Risk Fund)

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2014 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Financials — Continued
Capital Markets — 0.6%
Greenhill & Co., Inc.	17,850	17,850	—
Julius Baer Group Ltd., (Switzerland) (a)	14,967	14,967	—
Partners Group Holding AG, (Switzerland)	16,825	16,825	—
TD Ameritrade Holding Corp. (a)	18,758	18,758	—

	68,400	68,400	—

Commercial Banks — 0.2%
Commerzbank AG, (Germany) (a)	17,916	17,916	—

Consumer Finance — 0.2%
First Cash Financial Services, Inc.	18,672	18,672	—

Diversified Banks — 0.3%
Banco Espirito Santo S.A., (Portugal) (a)	9,672	9,672	—
Bank of Ireland, (Ireland) (a)	18,575	18,575	—

	28,247	28,247	—

Diversified Financial Services — 0.9%
CBOE Holdings, Inc.	16,286	16,286	—
Deutsche Boerse AG, (Germany)	18,448	18,448	—
Intercontinental Exchange, Inc.	19,030	19,030	—
MSCI, Inc. (a)	18,145	18,145	—
Wendel S.A., (France)	18,252	18,252	—

	90,161	90,161	—

Insurance — 0.2%
Brown & Brown, Inc.	18,376	18,376	—

Insurance Brokers — 0.1%
eHealth, Inc.	12,192	12,192	—

Investment Banking & Brokerage — 0.2%
ICAP plc, (United Kingdom)	18,432	18,432	—

Multi-Sector Holdings — 0.2%
Onex Corp., (Canada)	18,040	18,040	—

Property & Casualty Insurance — 0.2%
RSA Insurance Group plc, (United Kingdom)	17,897	17,897	—

Real Estate Investment Trusts (REITs) — 0.1%
Shaftesbury plc, (United Kingdom)	17,052	17,052	—

Real Estate Management & Development — 2.5%
Alexander & Baldwin, Inc.	18,360	18,360	—

TOTAL RETURN BASKET SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Financials — Continued
Capital & Counties Properties plc, (United Kingdom)	17,759	17,759	—
Forest City Enterprises, Inc.	16,870	16,870	—
Forestar Group, Inc. (a)	17,877	17,877	—
Howard Hughes Corp. (The)	17,741	17,741	—
Kennedy-Wilson Holdings, Inc.	15,748	15,748	—
Mitsubishi Estate Co., Ltd., (Japan)	24,765	24,765	—
Mitsui Fudosan Co., Ltd., (Japan)	33,486	33,486	—
NTT Urban Development Corp., (Japan)	17,701	17,701	—
Realogy Holdings Corp.	19,005	19,005	—
St Joe Co. (The)	18,272	18,272	—
Sumitomo Realty & Development Co. Ltd, (Japan)	41,827	41,827	—

	259,411	259,411	—

Real Estate Operating Companies — 0.1%
Aeon Mall Co. Ltd., (Japan)	16,563	16,563	—

Specialized Finance — 0.4%
Element Financial Corp., (Canada) (a)	19,881	19,881	—
MarketAxess Holdings, Inc.	18,668	18,668	—

	38,549	38,549	—

Thrifts & Mortgage Finance — 0.4%
Radian Group, Inc.	18,180	18,180	—
TFS Financial Corp.	18,656	18,656	—

	36,836	36,836	—

Total Financials	731,872	731,872	—

Health Care — 1.0%
Health Care Equipment & Supplies — 0.2%
Insulet Corp.	18,306	18,306	—

Health Care Supplies — 0.1%
Essilor International S.A., (France)	15,341	15,341	—

Health Care Technology — 0.3%
athenahealth, Inc.	15,426	15,426	—
HMS Holdings Corp	18,134	18,134	—

	33,560	33,560	—

Life Sciences Tools & Services — 0.2%
Bio-Rad Laboratories, Inc.	18,398	18,398	—

JPMorgan Systematic Alpha Fund (Formerly JPMorgan Diversified Risk Fund)

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2014 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Health Care — Continued
Pharmaceuticals — 0.2%
BTG plc, (United Kingdom) (a)	18,395	18,395	—

Total Health Care	104,000	104,000	—

Industrials — 9.1%
Aerospace & Defense — 0.3%
Airbus Group NV, (France)	17,651	17,651	—
DigitalGlobe, Inc.	17,939	17,939	—

	35,590	35,590	—

Air Freight & Logistics — 0.6%
Panalpina Welttransport Holding AG, (Switzerland)	18,557	18,557	—
PostNL NV, (Netherlands) (a)	18,470	18,470	—
XPO Logistics, Inc.	22,055	22,055	—

	59,082	59,082	—

Building Products — 0.6%
Armstrong World Industries, Inc.	15,675	15,675	—
Asahi Glass Co., Ltd., (Japan)	17,924	17,924	—
Masonite International Corp.	18,722	18,722	—
USG Corp.	17,007	17,007	—

	69,328	69,328	—

Commercial Services & Supplies — 1.0%
Aggreko plc, (United Kingdom)	18,870	18,870	—
Clean Harbors, Inc.	15,733	15,733	—
Copart, Inc.	16,423	16,423	—
Edenred, (France)	19,492	19,492	—
Interface, Inc.	15,850	15,850	—
Rentokil Initial plc, (United Kingdom)	17,618	17,618	—
Stericycle, Inc.	18,353	18,353	—

	122,339	122,339	—

Construction & Engineering — 0.5%
Fomento de Construcciones y Contratas S.A., (Spain) (a)	18,147	18,147	—
OCI, (Netherlands) (a)	18,624	18,624	—
SNC-Lavalin Group, Inc., (Canada)	15,954	15,954	—

	52,725	52,725	—

Construction Machinery & Heavy Trucks — 0.1%
Vossloh AG, (Germany)	17,483	17,483	—

Electrical Equipment — 0.4%
Acuity Brands, Inc.	18,129	18,129	—
Generac Holdings, Inc.	18,532	18,532	—

	36,661	36,661	—

TOTAL RETURN BASKET SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Industrials — Continued
Environmental & Facilities Services — 0.1%
Serco Group plc, (United Kingdom) (a)	17,117	17,117	—

Industrial Conglomerates — 0.2%
Koninklijke Philips NV, (Netherlands)	18,172	18,172	—

Industrial Machinery — 0.8%
Cargotec Oyj, (Finland)	18,029	18,029	—
Melrose Industries plc, (United Kingdom)	18,304	18,304	—
Proto Labs, Inc.	18,144	18,144	—
Rotork plc, (United Kingdom) (a)	18,419	18,419	—

	72,896	72,896	—

Machinery — 0.8%
Andritz AG, (Austria)	18,439	18,439	—
Chart Industries, Inc.	15,134	15,134	—
Heidelberger Druckmaschinen AG, (Germany) (a)	16,088	16,088	—
Vallourec S.A., (France)	18,402	18,402	—
Zardoya Otis S.A., (Spain)	18,167	18,167	—

	86,230	86,230	—

Office Services & Supplies — 0.2%
Regus plc, (Luxembourg)	17,804	17,804	—

Professional Services — 1.4%
Advisory Board Co. (The)	18,151	18,151	—
Bureau Veritas S.A., (France)	17,992	17,992	—
DKSH Holding AG, (Switzerland)	17,016	17,016	—
Experian plc, (Ireland)	18,269	18,269	—
IHS, Inc.	18,392	18,392	—
Intertek Group plc, (United Kingdom)	18,311	18,311	—
SGS S.A., (Switzerland)	15,306	15,306	—
Verisk Analytics, Inc.	18,012	18,012	—

	141,449	141,449	—

Road & Rail — 1.5%
Genesee & Wyoming, Inc.	18,550	18,550	—
Hertz Global Holdings, Inc.	18,456	18,456	—
JB Hunt Transport Services, Inc.	19,006	19,006	—
Kansas City Southern	18,104	18,104	—
Keikyu Corp., (Japan)	17,771	17,771	—
Kintetsu Corp., (Japan)	18,325	18,325	—

JPMorgan Systematic Alpha Fund (Formerly JPMorgan Diversified Risk Fund)

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2014 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Industrials — Continued
Odakyu Electric Railway Co. Ltd., (Japan)	19,754	19,754	—
Tokyu Corp., (Japan)	14,543	14,543	—

	144,509	144,509	—

Trading Companies & Distributors — 0.5%
Beacon Roofing Supply, Inc.	18,381	18,381	—
Fastenal Co.	18,317	18,317	—
Wolseley plc, (Switzerland)	15,265	15,265	—

	51,963	51,963	—

Transportation Infrastructure — 0.1%
Qube Holdings Ltd., (Australia)	17,538	17,538	—

Total Industrials	960,886	960,886	—

Information Technology — 6.4%
Application Software — 0.3%
Interactive Intelligence Group, Inc.	17,513	17,513	—
Tyler Technologies, Inc.	17,965	17,965	—

	35,478	35,478	—

Communications Equipment — 0.7%
Alcatel-Lucent/France, (France) (a)	17,426	17,426	—
Infinera Corp.	19,826	19,826	—
Palo Alto Networks, Inc.	17,466	17,466	—
Ruckus Wireless, Inc.	17,132	17,132	—
ViaSat, Inc.	18,652	18,652	—

	90,502	90,502	—

Electronic Equipment, Instruments & Components — 0.4%
Keyence Corp., (Japan)	43,985	43,985	—

Internet Software & Services — 1.6%
Cornerstone OnDemand, Inc.	17,364	17,364	—
Demandware, Inc.	18,072	18,072	—
Equinix, Inc.	17,805	17,805	—
Kakaku.com, Inc., (Japan)	15,486	15,486	—
LinkedIn Corp.	18,245	18,245	—
Pandora Media, Inc.	18,187	18,187	—
Rackspace Hosting, Inc.	18,265	18,265	—
SPS Commerce, Inc.	18,619	18,619	—
Zillow, Inc.	19,951	19,951	—

	161,994	161,994	—

Semiconductor Equipment — 0.1%
Aixtron SE, (Germany) (a)	17,592	17,592	—

Semiconductors — 0.1%
Imagination Technologies Group plc, (United Kingdom)	17,668	17,668	—

TOTAL RETURN BASKET SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Information Technology — Continued
Semiconductors & Semiconductor Equipment — 1.3%
Advanced Micro Devices, Inc. (a)	16,320	16,320	—
Advantest Corp., (Japan)	15,869	15,869	—
ARM Holdings plc, (United Kingdom) (a)	18,747	18,747	—
ASML Holding NV, (Netherlands)	18,003	18,003	—
Cavium, Inc.	18,753	18,753	—
GT Advanced Technologies, Inc.	18,725	18,725	—
SunEdison, Inc.	17,460	17,460	—
Ultratech, Inc.	18,968	18,968	—

	142,845	142,845	—

Software — 1.7%
Concur Technologies, Inc.	18,685	18,685	—
Fortinet, Inc.	19,640	19,640	—
Imperva, Inc.	15,364	15,364	—
NetSuite, Inc.	16,862	16,862	—
Nintendo Co., Ltd., (Japan)	11,204	11,204	—
Proofpoint, Inc.	17,000	17,000	—
QLIK Technologies, Inc.	19,766	19,766	—
RealPage, Inc.	18,424	18,424	—
Sage Group plc (The), (United Kingdom)	18,439	18,439	—
Salesforce.com, Inc.	16,004	16,004	—
ServiceNow, Inc.	16,934	16,934	—
Workday, Inc.	17,020	17,020	—

	205,342	205,342	—

Systems Software — 0.2%
FleetMatics Group plc, (Ireland)	18,449	18,449	—

Total Information Technology	733,855	733,855	—

Materials — 4.6%
Chemicals — 1.1%
Air Liquide S.A., (France)	17,813	17,813	—
FMC Corp.	14,870	14,870	—
Intrepid Potash, Inc. (a)	18,646	18,646	—
Linde AG, (Germany)	16,379	16,379	—
Mitsubishi Gas Chemical Co., Inc., (Japan)	19,686	19,686	—
Mitsui Chemicals, Inc., (Japan)	16,332	16,332	—
Syngenta AG, (Switzerland)	17,860	17,860	—

	121,586	121,586	—

Construction Materials — 0.1%
Headwaters, Inc.	17,371	17,371	—

JPMorgan Systematic Alpha Fund (Formerly JPMorgan Diversified Risk Fund)

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2014 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Materials — Continued
Containers & Packaging — 0.3%
Amcor Ltd., (Australia)	16,904	16,904	—
Toyo Seikan Group Holdings Ltd., (Japan)	18,934	18,934	—

	35,838	35,838	—

Diversified Chemicals — 0.2%
LANXESS AG, (Germany)	18,343	18,343	—

Metals & Mining — 2.4%
Alumina Ltd., (Australia) (a)	17,752	17,752	—
Barrick Gold Corp., (Canada)	18,068	18,068	—
Detour Gold Corp., (Canada) (a)	15,465	15,465	—
Eldorado Gold Corp., (Canada)	15,062	15,062	—
Franco-Nevada Corp, (Canada)	18,105	18,105	—
Fresnillo plc, (Mexico)	15,498	15,498	—
Goldcorp, Inc., (Canada)	17,992	17,992	—
Hecla Mining Co.	17,639	17,639	—
Iluka Resources Ltd., (Australia)	15,681	15,681	—
Kinross Gold Corp., (Canada) (a)	17,594	17,594	—
Lonmin plc, (South Africa) (a)	11,647	11,647	—
New Gold, Inc., (Canada) (a)	16,930	16,930	—
Randgold Resources Ltd., (United Kingdom)	15,559	15,559	—
Royal Gold, Inc.	15,190	15,190	—
Salzgitter AG, (Germany)	16,945	16,945	—
Silver Wheaton Corp, (Canada)	18,232	18,232	—
ThyssenKrupp AG, (Germany) (a)	16,976	16,976	—
Turquoise Hill Resources Ltd., (Canada) (a)	18,770	18,770	—

	299,105	299,105	—

Silver — 0.2%
First Majestic Silver Corp., (Canada) (a)	18,644	18,644	—

Specialty Chemicals — 0.3%
Chemtura Corp.	14,514	14,514	—
Johnson Matthey plc, (United Kingdom)	18,081	18,081	—

	32,595	32,595	—

Total Materials	543,482	543,482	—

Telecommunication Services — 1.1%
Alternative Carriers — 0.2%
Cogent Communications Holdings, Inc.	18,188	18,188	—

TOTAL RETURN BASKET SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Telecommunication Services — Continued
Diversified Telecommunication Services — 0.5%
Iliad S.A., (France)	18,206	18,206	—
Interxion Holding NV, (Netherlands)	18,197	18,197	—
Koninklijke KPN NV, (Netherlands) (a)	16,622	16,622	—

	53,025	53,025	—

Wireless Telecommunication Services — 0.4%
SBA Communications Corp. (a)	18,820	18,820	—
Telephone & Data Systems, Inc.	17,925	17,925	—

	36,745	36,745	—

Total Telecommunication Services	107,958	107,958	—

Utilities — 2.0%
Electric Utilities — 0.5%
Chubu Electric Power Co., Inc., (Japan) (a)	16,427	16,427	—
ITC Holdings Corp.	18,519	18,519	—
Kansai Electric Power Co., Inc. (The) (Japan) (a)	14,777	14,777	—
Kyushu Electric Power Co., Inc, (Japan)	14,572	14,572	—

	64,295	64,295	—

Independent Power & Renewable Electricity Producers — 0.8%
Calpine Corp.	17,918	17,918	—
EDP Renovaveis S.A., (Spain)	18,644	18,644	—
Enel Green Power SpA, (Italy)	18,433	18,433	—
NRG Energy, Inc.	18,483	18,483	—

	73,478	73,478	—

Independent Power Producers & Energy Traders — 0.2%
TransAlta Corp., (Canada)	19,932	19,932	—

Multi-Utilities — 0.2%
Canadian Utilities Ltd., (Canada)	19,507	19,507	—

Water Utilities — 0.3%
Pennon Group plc, (United Kingdom)	19,580	19,580	—
Severn Trent plc, (United Kingdom)	17,282	17,282	—

JPMorgan Systematic Alpha Fund (Formerly JPMorgan Diversified Risk Fund)

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2014 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Utilities — Continued
	36,862	36,862	—

Total Utilities	214,074	214,074	—

Total Short Positions of Total Return Basket Swaps	$5,333,708	5,333,708	—

Total of Long and Short Positions of Total Return Basket Swaps	899,935	899,935	—

Cash and Other Receivables [4]			(45,241)
Financing Costs			(3,667)
Net Dividends			1,931

Net Swap Contract, at value			$(46,977)

Percentages indicated are based on net assets.

JPMorgan Systematic Alpha Fund (Formerly JPMorgan Diversified Risk Fund)

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2014 (Unaudited)

TOTAL RETURN BASKET SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Long Positions
Common Stocks
Consumer Discretionary — 4.2%
Diversified Consumer Services — 0.0%
Matthews International Corp.	43	43	—

Hotels, Restaurants & Leisure — 0.9%
Club Mediterranee S.A., (France) (a)	45,114	45,114	—
International Game Technology	55,039	55,039	—

	100,153	100,153	—

Media — 2.2%
DIRECTV (a)	99,732	99,732	—
Time Warner Cable, Inc.	90,833	90,833	—
Time Warner, Inc.	54,793	54,793	—

	245,358	245,358	—

Multiline Retail — 1.0%
Family Dollar Stores, Inc.	106,070	106,070	—

Publishing — 0.1%
Kadokawa Corp., (Japan)	14,014	14,014	—

Total Consumer Discretionary	465,638	465,638	—

Consumer Staples — 1.0%
Tobacco — 1.0%
Lorillard, Inc. (a)	103,844	103,844	—

Financials — 2.2%
Banks — 0.4%
Taylor Capital Group, Inc. (a)	47,202	47,202	—

Insurance — 0.5%
Aspen Insurance Holdings Ltd., (Bermuda) (a)	49,812	49,812	—

Multi-line Insurance — 0.4%
Schweizerische National-Versicherungs-Gesellschaft AG, (Switzerland)	47,301	47,301	—

Thrifts & Mortgage Finance — 0.9%
Hudson City Bancorp, Inc.	100,971	100,971	—

Total Financials	245,286	245,286	—

Health Care — 2.7%
Health Care Equipment & Supplies — 1.0%
Covidien plc, (Ireland)	101,822	101,822	—

TOTAL RETURN BASKET SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Health Care — Continued
Health Care Providers & Services — 0.0%
Brookdale Senior Living, Inc.	1,040	1,040	—

Pharmaceuticals — 1.7%
Allergan, Inc.	51,417	51,417	—
Questcor Pharmaceuticals, Inc.	81,063	81,063	—
Shire plc, (Ireland)	37,159	37,159	—

	169,639	169,639	—

Total Health Care	272,501	272,501	—

Industrials — 1.4%
Construction & Engineering — 1.4%
Kentz Corp. Ltd., (United Kingdom)	40,021	40,021	—
URS Corp.	104,518	104,518	—

	144,539	144,539	—

Total Industrials	144,539	144,539	—

Information Technology — 2.4%
Internet Software & Services — 0.5%
Trulia, Inc.	56,293	56,293	—

IT Services — 0.1%
Groupe Steria SCA, (France)	11,586	11,586	—

Semiconductors & Semiconductor Equipment — 1.7%
Tokyo Electron Ltd., (Japan)	78,627	78,627	—
TriQuint Semiconductor, Inc. (a)	105,974	105,974	—

	184,601	184,601	—

Technology Hardware, Storage & Peripherals — 0.1%
Bull S.A., (France) (a)	11,810	11,810	—

Total Information Technology	264,290	264,290	—

Materials — 1.7%
Chemicals — 0.9%
Rockwood Holdings, Inc.	101,122	101,122	—

Construction Materials — 0.6%
Lafarge S.A., (France)	68,685	68,685	—

Metals & Mining — 0.2%
Augusta Resource Corp., (Canada) (a)	17,849	17,849	—

Total Materials	187,656	187,656	—

Telecommunication Services — 2.6%
Diversified Telecommunication Services — 1.6%
tw telecom, Inc. (a)	107,105	107,105	—
Ziggo NV, (Netherlands)	66,396	66,396	—

	173,501	173,501	—

JPMorgan Systematic Alpha Fund (Formerly JPMorgan Diversified Risk Fund)

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2014 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Telecommunication Services — Continued
Integrated Telecommunication Services — 1.0%
Bell Aliant, Inc. (Canada)	104,289	104,289	—

Total Telecommunication Services	277,790	277,790	—

Utilities — 0.9%
Multi-Utilities — 0.9%
Integrys Energy Group, Inc.	99,848	99,848	—

Total Long Positions of Total Return Basket Swaps	2,061,392	2,061,392	—

Short Positions
Common Stocks
Consumer Discretionary — 1.9%
Hotels, Restaurants & Leisure — 0.1%
Gtech Spa, (Italy)	12,268	12,268	—

Media — 1.8%
Comcast Corp.	114,445	114,445	—
Liberty Global plc, (United Kingdom) (a)	46,603	46,603	—
Twenty-First Century Fox, Inc.	31,712	31,712	—

	192,760	192,760	—

Total Consumer Discretionary	205,028	205,028	—

Consumer Staples — 0.3%
Tobacco — 0.3%
Reynolds American, Inc.	27,534	27,534	—

Energy — 0.3%
Energy Equipment & Services — 0.3%
AMEC plc, (United Kingdom) (a)	36,274	36,274	—

Financials — 1.6%
Banks — 1.0%
M&T Bank Corp.	63,301	63,301	—
MB Financial, Inc.	37,985	37,985	—

	101,286	101,286	—

Diversified Banks — 0.1%
Banco Santander S.A., (Spain)	13,956	13,956	—

Insurance — 0.5%
Endurance Specialty Holdings Ltd., (Bermuda) (a)	34,431	34,431	—

TOTAL RETURN BASKET SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Financials — Continued
Helvetia Holding AG, (Switzerland)	16,612	16,612	—

	51,043	51,043	—

Total Financials	166,285	166,285	—

Health Care — 1.8%
Health Care Equipment & Supplies — 0.6%
Medtronic, Inc. (a)	68,717	68,717	—

Pharmaceuticals — 1.2%
AbbVie, Inc.	18,580	18,580	—
Mallinckrodt plc (a)	74,633	74,633	—
Valeant Pharmaceuticals International, Inc. (a)	29,817	29,817	—

	123,030	123,030	—

Total Health Care	191,747	191,747	—

Industrials — 0.4%
Construction & Engineering — 0.4%
AECOM Technology Corp.	45,018	45,018	—

Information Technology — 2.1%
IT Consulting & Other Services — 0.1%
Sopra Group S.A., (France)	11,258	11,258	—

Semiconductors & Semiconductor Equipment — 2.0%
Applied Materials, Inc.	107,734	107,734	—
RF Micro Devices, Inc.	109,078	109,078	—

	216,812	216,812	—

Total Information Technology	228,070	228,070	—

Materials — 1.1%
Chemicals — 0.3%
Albemarle Corp.	37,356	37,356	—

Construction Materials — 0.7%
Holcim Ltd., (Switzerland) (a)	70,193	70,193	—

Metals & Mining — 0.1%
HudBay Minerals, Inc., (Canada)	15,970	15,970	—

Total Materials	123,519	123,519	—

Telecommunication Services — 1.4%
Diversified Telecommunication Services — 1.4%
BCE, Inc. (Canada)	79,209	79,209	—
Level 3 Communications, Inc.	80,000	80,000	—

	159,209	159,209	—

Total Telecommunication Services	159,209	159,209	—

JPMorgan Systematic Alpha Fund (Formerly JPMorgan Diversified Risk Fund)

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2014 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Utilities — 0.7%
Multi-Utilities — 0.7%
Wisconsin Energy Corp.	74,042	74,042	—

Total Short Positions of Total Return Basket Swaps	$1,256,726	1,256,726	—

Total of Long and Short Positions of Portfolio Swap	804,666	804,666	—

Cash and Other Receivables [4]			60,196
Financing Costs			(817)
Net Dividends			161

Net Swap Contract, at value			$59,540

Percentages indicated are based on net assets.

NOTES TO ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS:

1	Notional value represents the market value at each reset date of the long and short positions.
2	Current value represents market value of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
3	Value represents the unrealized gain (loss) of the positions and was zero at July 31, 2014 as the swap resets on that day.
4	Cash and other receivables includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap when cash is settled with the counterparty.
(a)	Non-income producing security.

JPMorgan Systematic Alpha Fund (Formerly JPMorgan Diversified Risk Fund)

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNY	—	China Yuan
CZK	—	Czech Republic Koruna
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PHP	—	Philippine Peso
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of July 31, 2014.
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
ZAR	—	South African Rand

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of July 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
†	—	Non-deliverable forward.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $284,000 and 3.27%, respectively.

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	82,062
Aggregate gross unrealized depreciation	(27,403)

Net unrealized appreciation/depreciation	54,659

Federal income tax cost of investments	8,622,310

JPMorgan Systematic Alpha Fund (Formerly JPMorgan Diversified Risk Fund)

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

JPMorgan Systematic Alpha Commodity Subsidiary Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on October 11, 2012 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. As of July 31, 2014, net assets of the Fund were $10,795,094 of which $516,896, or approximately 4.8%, represented the Subsidiary’s net assets. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis, except for North American, Central American, South American and Caribbean equity securities held in their portfolios, by utilizing the quotations of an independent pricing service, unless the Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset values.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

JPMorgan Systematic Alpha Fund (Formerly JPMorgan Diversified Risk Fund)

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Consolidated Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	34,321	15,054	—	49,375
Consumer Staples	156,200	53,492	—	209,692
Financials	123,009	64,516	—	187,525
Health Care	152,765	—	3,928	156,693
Industrials	106,197	19,166	—	125,363
Information Technology	294,838	—	—	294,838
Materials	21,692	59,842	—	81,534
Telecommunication Services	—	—	8,351	8,351
Utilities	217,022	47,424	—	264,446

Total Common Stocks	1,106,044	259,494	12,279	1,377,817

Preferred Stocks
Financials	97,818	—	—	97,818
Health Care	—	7,688	—	7,688
Industrials	46,992	—	—	46,992
Materials	20,956	—	—	20,956
Utilities	56,112	2,506	—	58,618

Total Preferred Stocks	221,878	10,194	—	232,072

Debt Securities
Convertible Bonds
Consumer Discretionary	—	225,337	—	225,337
Energy	—	62,671	—	62,671
Financials	—	216,051	—	216,051
Health Care	—	349,689	—	349,689
Industrials	—	60,008	—	60,008
Information Technology	—	389,625	—	389,625
Materials	—	62,109	—	62,109

Total Convertible Bonds	—	1,365,490	—	1,365,490

Short-Term Investment
Investment Company	5,701,590	—	—	5,701,590

Total Investments in Securities	$7,029,512	$1,635,178	$12,279	$8,676,969

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$84,398	$—	$84,398
Futures Contracts	32,231	—	—	32,231

Total Appreciation in Other Financial Instruments	$32,231	$84,398	$—	$116,629

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(74,760)	$—	$(74,760)
Futures Contracts	(14,442)	—	—	(14,442)

Total Depreciation in Other Financial Instruments	$(14,442)	$(74,760)	$—	$(89,202)

JPMorgan Systematic Alpha Fund (Formerly JPMorgan Diversified Risk Fund)

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

There were no transfers among any levels during the period ended July 31, 2014.

1. Derivatives — The Fund uses instruments including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (a) — (c) below describe the various derivatives used by the Fund.

(a). Futures Contracts — The Fund uses index, equity or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to seek to enhance portfolio performance. The use of futures contracts exposes the Fund to interest rate risk.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

(b). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

JPMorgan Systematic Alpha Fund (Formerly JPMorgan Diversified Risk Fund)

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(c). Total Return Basket Swaps — The Fund entered into total return basket swap agreements to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreements, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates based on the local currencies of the positions in the portfolio plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap and financing costs are reset monthly. During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of each swap may occur at a reset date or any other date, at the discretion of the Fund and counterparty, over the life of the agreement, and is generally determined based on internal limits and thresholds established at both the Fund and counterparty.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty credit risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap is concentrated with a single counterparty. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value.

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.2%
	Brazil — 10.7%
1,512	AMBEV S.A., ADR	10,418
1,070	Banco do Brasil S.A.	13,067
238	Cia Brasileira de Distribuicao Grupo Pao de Acucar (Preference Shares), ADR	11,462
1,161	Cia Energetica de Minas Gerais, ADR	9,543
1,381	Embraer S.A.	13,167
1,237	Even Construtora e Incorporadora S.A.	3,381
296	Ez Tec Empreendimentos e Participacoes S.A.	2,933
1,475	Itau Unibanco Holding S.A. (Preference Shares), ADR	22,717
394	Kroton Educacional S.A.	10,508
425	Porto Seguro S.A.	5,881
181	Smiles S.A.	3,140
636	Sul America S.A.	3,841
1,285	Vale S.A., ADR	18,439

		128,497

	China — 18.7%
2,291	ANTA Sports Products Ltd.	3,765
31	Baidu, Inc., ADR (a)	6,749
41,957	Bank of China Ltd., Class H	20,051
34,134	China Construction Bank Corp., Class H	26,117
6,632	China Merchants Bank Co., Ltd., Class H	13,403
3,880	China Oilfield Services Ltd., Class H	9,659
17,989	China Petroleum & Chemical Corp., Class H	17,612
10,325	CNOOC Ltd.	18,264
13,896	Coolpad Group Ltd.	3,235
2,377	Great Wall Motor Co., Ltd., Class H	9,779
3,595	Guangzhou R&F Properties Co., Ltd., Class H	5,271
1,667	Haitian International Holdings Ltd.	3,915
10,320	Huadian Power International Corp., Ltd., Class H	6,363
37,767	Industrial & Commercial Bank of China Ltd., Class H	25,758
11,544	Lenovo Group Ltd.	15,747
1,603	MGM China Holdings Ltd.	5,862
136	NetEase, Inc., ADR	11,388
302	Perfect World Co., Ltd., ADR	5,867
3,024	TCL Communication Technology Holdings Ltd.	3,763

SHARES	SECURITY DESCRIPTION	VALUE($)
	China — Continued
2,823	Weichai Power Co., Ltd., Class H	12,301

		224,869

	Greece — 0.6%
462	OPAP S.A.	7,523

	Hong Kong — 5.8%
7,376	Anxin-China Holdings Ltd.	930
2,696	Chaoda Modern Agriculture Holdings Ltd. (a) (i)	—	(h)
1,207	China Mobile Ltd.	13,183
7,572	China Resources Cement Holdings Ltd.	5,468
1,613	China Singyes Solar Technologies Holdings Ltd. (a)	2,351
7,062	China South City Holdings Ltd.	3,548
7,762	China Unicom Hong Kong Ltd.	13,559
13,690	Geely Automobile Holdings Ltd.	5,504
49,950	REXLot Holdings Ltd.	5,200
2,533	Shenzhen International Holdings Ltd.	3,124
3,564	SJM Holdings Ltd.	9,522
9,196	Skyworth Digital Holdings Ltd.	4,539
5,320	Truly International Holdings Ltd.	3,201

		70,129

	India — 6.7%
1,641	Apollo Tyres Ltd.	4,697
413	Bank of Baroda	5,877
1,444	Cairn India Ltd.	7,501
397	HCL Technologies Ltd.	10,192
739	Housing Development Finance Corp.	12,955
224	Infosys Ltd., ADR	12,263
956	IRB Infrastructure Developers Ltd.	4,032
255	Punjab National Bank	4,115
1,024	Rural Electrification Corp., Ltd.	5,132
342	Tata Motors Ltd., ADR (a)	13,431

		80,195

	Indonesia — 0.3%
1,849	United Tractors Tbk PT	3,626

	Netherlands — 0.2%
286	VimpelCom Ltd., ADR	2,389

	Poland — 0.7%
1,269	PGE S.A.	8,445

	Qatar — 0.7%
202	Commercial Bank of Qatar QSC	3,772

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Qatar — Continued
135	Gulf International Services OSC	4,231

		8,003

	Russia — 7.5%
2,566	Aeroflot — Russian Airlines OJSC	3,630
308	CTC Media, Inc.	2,981
323	Lukoil OAO, ADR	17,994
391	MegaFon OAO, Reg. S, GDR	10,879
571	MMC Norilsk Nickel OJSC, ADR	11,129
199	Mobile Telesystems OJSC	1,532
587	Mobile Telesystems OJSC, ADR	10,521
2,192	Moscow Exchange MICEX-RTS OAO	3,493
1,878	Sberbank of Russia, ADR	15,581
335	Tatneft OAO, ADR	11,891

		89,631

	South Africa — 4.6%
521	Barloworld Ltd.	4,943
1,036	MTN Group Ltd.	21,442
298	Sasol Ltd. (m)	17,162
2,315	Steinhoff International Holdings Ltd.	11,564

		55,111

	South Korea — 21.7%
225	BS Financial Group, Inc.	3,596
77	Daesang Corp.	3,796
38	E-Mart Co., Ltd.	8,492
77	Grand Korea Leisure Co., Ltd.	3,186
22	GS Home Shopping, Inc.	5,843
102	Halla Visteon Climate Control Corp.	5,014
179	Hankook Tire Co., Ltd.	9,804
95	Hyundai Motor Co.	22,432
682	Industrial Bank of Korea	10,108
88	KEPCO Plant Service & Engineering Co., Ltd.	6,307
276	Kia Motors Corp.	16,225
200	KT Corp.	6,444
141	KT&G Corp.	13,689
21	LG Hausys Ltd.	3,915
116	LIG Insurance Co., Ltd.	3,320
77	LS Corp.	5,445
439	Lumens Co., Ltd. (a)	3,481
73	Mando Corp.	8,902
12	NongShim Co., Ltd.	2,920
211	Partron Co., Ltd.	2,063
42	Samsung Electronics Co., Ltd. (m)	54,080
39	SK C&C Co., Ltd.	6,388

SHARES	SECURITY DESCRIPTION	VALUE($)
	South Korea — Continued
62	SK Holdings Co., Ltd. (m)	10,442
284	SK Hynix, Inc. (a)	12,362
58	SK Telecom Co., Ltd.	14,792
616	Wonik IPS Co., Ltd. (a)	6,792
817	Woori Finance Holdings Co., Ltd. (a)	11,004

		260,842

	Taiwan — 11.2%
4,330	AcBel Polytech, Inc.	6,974
10,243	Advanced Semiconductor Engineering, Inc. (a)	12,165
1,431	Catcher Technology Co., Ltd.	11,696
1,461	Chicony Electronics Co., Ltd.	4,047
8,396	Compeq Manufacturing Co., Ltd.	4,960
2,884	Coretronic Corp. (a)	3,421
2,045	Gigabyte Technology Co., Ltd.	2,810
5,704	Inventec Corp.	5,071
2,274	Kenda Rubber Industrial Co., Ltd.	5,196
3,536	Lite-On Technology Corp.	5,932
3,442	Pegatron Corp.	6,522
6,195	Pou Chen Corp.	6,925
3,132	Quanta Computer, Inc.	8,747
2,052	Radiant Opto-Electronics Corp.	8,523
1,698	Realtek Semiconductor Corp.	5,377
560	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	11,206
4,061	Teco Electric and Machinery Co., Ltd.	5,148
3,742	Vanguard International Semiconductor Corp.	5,355
2,477	Wistron NeWeb Corp.	6,688
2,581	Zhen Ding Technology Holding Ltd. (a)	7,733

		134,496

	Thailand — 1.0%
35,906	Jasmine International PCL, NVDR	8,318
5,369	Samart Corp. PCL, NVDR	3,765

		12,083

	Turkey — 5.9%
8,568	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. (m)	11,102
2,072	Enka Insaat ve Sanayi A.S.	5,399
6,174	Eregli Demir ve Celik Fabrikalari TAS	13,019
227	Ford Otomotiv Sanayi A.S. (a)	3,116
491	TAV Havalimanlari Holding A.S.	4,027
689	Tofas Turk Otomobil Fabrikasi A.S.	4,267
357	Tupras Turkiye Petrol Rafinerileri A.S.	8,714

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Turkey — Continued
4,054	Turk Hava Yollari (m)	12,165
3,378	Turkiye Is Bankasi, Class C	9,425

		71,234

	United Arab Emirates — 0.9%
9,973	Air Arabia PJSC	3,746
1,754	Dubai Islamic Bank PJSC	3,674
753	First Gulf Bank PJSC	3,718

		11,138

	Total Common Stocks (Cost $1,072,297)	1,168,211

Preferred Stocks — 0.4%
	Brazil — 0.4%
464	Banco do Estado do Rio Grande do Sul S.A., Class B	2,370
959	Randon Participacoes S.A.	2,643

		5,013

	Total Preferred Stocks (Cost $6,561)	5,013

NUMBER OF RIGHTS
Rights — 0.0% (g)
	South Africa — 0.0% (g)
384	Steinhoff International Holdings Ltd., expiring 08/01/14 (a) (Cost $—)	57

SHARES
Short-Term Investment — 1.7%
	Investment Company — 1.7%
20,630	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $20,630)	20,630

	Total Investments — 99.3% (Cost $1,099,488)	1,193,911
	Other Assets in Excess of Liabilities — 0.7%	8,361

	NET ASSETS — 100.0%	$1,202,272

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	16.3%
Semiconductors & Semiconductor Equipment	10.0
Oil, Gas & Consumable Fuels	8.3
Automobiles	6.3
Wireless Telecommunication Services	6.3
Technology Hardware, Storage & Peripherals	5.7
Metals & Mining	3.6
Auto Components	2.8
Hotels, Restaurants & Leisure	2.6
IT Services	2.4
Diversified Telecommunication Services	2.4
Electronic Equipment, Instruments & Components	2.2
Machinery	1.9
Household Durables	1.9
Food & Staples Retailing	1.7
Airlines	1.6
Internet Software & Services	1.5
Electric Utilities	1.5
Electrical Equipment	1.5
Industrial Conglomerates	1.3
Energy Equipment & Services	1.2
Tobacco	1.1
Aerospace & Defense	1.1
Insurance	1.1
Thrifts & Mortgage Finance	1.1
Others (each less than 1.0%)	10.9
Short-Term Investment	1.7

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand dollars.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of July 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $950,705,000 and 79.6%, respectively.

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$129,183
Aggregate gross unrealized depreciation	(34,760)

Net unrealized appreciation/depreciation	$94,423

Federal income tax cost of investments	$1,099,488

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis, except for North American, Central American, South American and Caribbean equity securities held in its Fund, by utilizing the quotations of an independent pricing service, unless the Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Fund calculates its net asset values.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedules of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Brazil	$128,497	$—	$—		$128,497
China	27,919	196,950	—		224,869
Greece	—	7,523	—		7,523
Hong Kong	—	70,129	—	(a)	70,129
India	25,694	54,501	—		80,195
Indonesia	—	3,626	—		3,626
Netherlands	2,389	—	—		2,389
Poland	—	8,445	—		8,445
Qatar	3,772	4,231	—		8,003
Russia	18,591	71,040	—		89,631
South Africa	—	55,111	—		55,111
South Korea	17,009	243,833	—		260,842
Taiwan	11,206	123,290	—		134,496
Thailand	—	12,083	—		12,083
Turkey	—	71,234	—		71,234
United Arab Emirates	—	11,138	—		11,138

Total Common Stocks	235,077	933,134	—	(a)	1,168,211

Preferred Stocks
Brazil	5,013	—	—		5,013
Rights
South Africa	—	57	—		57
Short-Term Investment
Investment Company	20,630	—	—		20,630

Total Investments in Securities	$260,720	$933,191	$—	(a)	$1,193,911

(a)	Amount rounds to less than one thousand dollars.

There were no transfers among any Levels during the period ended July 31, 2014.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.4%
	Australia — 0.7%
2,602	Oil Search Ltd.	22,754

	Brazil — 8.0%
4,351	AMBEV S.A., ADR	29,975
5,118	CCR S.A.	40,401
1,258	Cielo S.A.	23,038
1,568	Itau Unibanco Holding S.A. (Preference Shares), ADR	24,140
856	Lojas Renner S.A.	25,842
845	Marcopolo S.A.	1,491
1,721	Ultrapar Participacoes S.A.	39,485
2,933	Vale S.A. (Preference Shares), ADR	37,542
2,008	WEG S.A.	24,264

		246,178

	China — 10.0%
290	Baidu, Inc., ADR (a)	62,654
11,085	China Shenhua Energy Co., Ltd., Class H	32,593
20,149	CNOOC Ltd.	35,641
27,377	Sun Art Retail Group Ltd.	34,159
3,928	Tencent Holdings Ltd.	63,786
3,204	Tsingtao Brewery Co., Ltd., Class H	26,105
11,953	Wynn Macau Ltd.	50,936

		305,874

	Cyprus — 1.0%
560	Eurasia Drilling Co., Ltd., Reg. S, GDR	16,975
1,350	Globaltrans Investment plc, Reg. S, GDR	13,273

		30,248

	Hong Kong — 5.8%
15,208	AIA Group Ltd.	81,477
37,270	Geely Automobile Holdings Ltd.	14,985
617	Jardine Matheson Holdings Ltd.	36,840
6,006	Sands China Ltd.	44,091

		177,393

	India — 16.2%
917	ACC Ltd.	21,033
4,520	Ambuja Cements Ltd.	15,296
1,634	Asian Paints Ltd.	16,888
1,262	HDFC Bank Ltd., ADR	59,809
5,932	Housing Development Finance Corp.	103,942
753	Infosys Ltd., ADR	41,300
11,129	ITC Ltd.	65,164
1,724	Kotak Mahindra Bank Ltd.	26,948

SHARES	SECURITY DESCRIPTION	VALUE($)
	India — Continued
737	Larsen & Toubro Ltd.	18,140
3,439	Mahindra & Mahindra Financial Services Ltd.	13,281
1,629	Mahindra & Mahindra Ltd.	32,083
1,951	Tata Consultancy Services Ltd.	82,937

		496,821

	Indonesia — 5.0%
75,220	Astra International Tbk PT	49,671
21,318	Bank Central Asia Tbk PT	21,334
46,537	Bank Rakyat Indonesia Persero Tbk PT	44,637
26,875	Semen Indonesia Persero Tbk PT	37,696

		153,338

	Malaysia — 0.8%
4,155	Public Bank Bhd	25,682

	Mexico — 3.0%
9,951	Fibra Uno Administracion S.A. de C.V.	34,970
2,456	Grupo Financiero Banorte S.A.B. de C.V., Class O	16,323
3,904	Infraestructura Energetica Nova S.A.B. de C.V.	22,030
4,877	Mexichem S.A.B. de C.V.	19,517

		92,840

	Panama — 0.8%
152	Copa Holdings S.A., Class A	23,069

		23,069

	Peru — 1.8%
379	Credicorp Ltd.	56,091

	Poland — 0.4%
1,082	Eurocash S.A.	13,368

	Russia — 5.4%
976	Lukoil OAO, ADR	54,402
31	Magnit OJSC	7,997
566	Magnit OJSC, Reg. S, GDR	33,176
5,541	Mobile Telesystems OJSC	42,698
11,909	Sberbank of Russia	24,363
301	Sberbank of Russia, ADR	2,493

		165,129

	South Africa — 13.1%
2,398	Bidvest Group Ltd.	64,520
705	Capitec Bank Holdings Ltd.	15,988
11,928	FirstRand Ltd.	47,957
860	Imperial Holdings Ltd.	15,831
30	Massmart Holdings Ltd.	397

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	South Africa — Continued
2,025	Mr Price Group Ltd.	38,245
2,997	MTN Group Ltd.	62,034
2,553	Remgro Ltd.	55,076
3,049	Shoprite Holdings Ltd.	46,014
7,346	Woolworths Holdings Ltd.	56,722

		402,784

	South Korea — 4.8%
185	Hyundai Motor Co.	43,720
774	Kia Motors Corp.	45,450
44	Samsung Electronics Co., Ltd.	57,159

		146,329

	Taiwan — 5.1%
6,572	Delta Electronics, Inc.	44,659
4,989	President Chain Store Corp.	39,688
3,557	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	71,142

		155,489

	Thailand — 6.0%
3,646	Advanced Info Service PCL, NVDR	23,449
6,926	Kasikornbank PCL, NVDR	44,821
2,548	Siam Cement PCL (The), NVDR	34,259
7,688	Siam Commercial Bank PCL (The)	42,318
12,434	Total Access Communication PCL, NVDR	39,724

		184,571

	Turkey — 4.1%
1,129	Ford Otomotiv Sanayi A.S. (a)	15,470
9,496	KOC Holding A.S.	49,826
2,904	TAV Havalimanlari Holding A.S.	23,833
8,946	Turkiye Garanti Bankasi A.S.	36,842

		125,971

	United Kingdom — 3.4%
1,112	Anglo American plc	29,856
885	SABMiller plc	48,185
1,245	Standard Chartered plc	25,824

		103,865

	Total Common Stocks (Cost $2,396,328)	2,927,794

Preferred Stocks — 0.7%
	Brazil — 0.7%
761	Itau Unibanco Holding S.A.	11,778

SHARES	SECURITY DESCRIPTION	VALUE($)
	Brazil — Continued
5,224	Marcopolo S.A.	9,188

	Total Preferred Stocks (Cost $18,970)	20,966

Short-Term Investment — 3.5%
	Investment Company — 3.5%
108,602	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $108,602)	108,602

	Total Investments — 99.6% (Cost $2,523,900)	3,057,362
	Other Assets in Excess of Liabilities — 0.4%	12,707

	NET ASSETS — 100.0%	$3,070,069

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2014

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	15.7%
Automobiles	6.6
Oil, Gas & Consumable Fuels	6.0
Food & Staples Retailing	5.7
Wireless Telecommunication Services	5.5
Industrial Conglomerates	4.9
IT Services	4.8
Semiconductors & Semiconductor Equipment	4.2
Internet Software & Services	4.1
Construction Materials	3.5
Beverages	3.4
Thrifts & Mortgage Finance	3.4
Diversified Financial Services	3.4
Hotels, Restaurants & Leisure	3.1
Multiline Retail	2.7
Insurance	2.7
Metals & Mining	2.2
Tobacco	2.1
Transportation Infrastructure	2.1
Electronic Equipment, Instruments & Components	1.5
Specialty Retail	1.3
Chemicals	1.2
Real Estate Investment Trusts (REITs)	1.1
Machinery	1.1
Others (each less than 1.0%)	4.1
Short-Term Investment	3.6

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2014.
	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and forward foreign currency exchange contracts.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $2,262,048,000 and 74.0% respectively.

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$595,333
Aggregate gross unrealized depreciation	(61,871)

Net unrealized appreciation/depreciation	$533,462

Federal income tax cost of investments	$2,523,900

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$22,754	$—	$22,754
Brazil	246,178	—	—	246,178
China	96,813	209,061	—	305,874
Cyprus	30,248	—	—	30,248
Hong Kong	—	177,393	—	177,393
India	101,109	395,712	—	496,821
Indonesia	—	153,338	—	153,338
Malaysia	—	25,682	—	25,682
Mexico	92,840	—	—	92,840
Panama	23,069	—	—	23,069
Peru	56,091	—	—	56,091
Poland	—	13,368	—	13,368
Russia	—	165,129	—	165,129
South Africa	—	402,784	—	402,784
South Korea	—	146,329	—	146,329
Taiwan	71,142	84,347	—	155,489
Thailand	42,318	142,253	—	184,571
Turkey	—	125,971	—	125,971
United Kingdom	—	103,865	—	103,865

Total Common Stocks	759,808	2,167,986	—	2,927,794

Preferred Stocks
Brazil	20,966	—	—	20,966
Short-Term Investment
Investment Company	108,602	—	—	108,602

Total Investments in Securities	$889,376	$2,167,986	$—	$3,057,362

There were no transfers among any levels during the period ended July 31, 2014.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE($)
	Corporate Bond — 0.1%
		Mexico — 0.1%
MXN	3,600	Grupo Televisa S.A.B., 7.250%, 05/14/43 (Cost $299)	234

	Foreign Government Securities — 67.3%
		Brazil — 9.5%
BRL	4,110	Brazil Letras do Tesouro Nacional, Zero Coupon, 01/01/15	1,732
BRL	4,410	Brazil Notas do Tesouro Nacional Serie B, 14.266%, 08/15/22	4,937
		Brazil Notas do Tesouro Nacional Serie F,
BRL	3,700	10.000%, 01/01/15	1,639
BRL	21,940	10.000%, 01/01/17	9,442
BRL	21,200	10.000%, 01/01/21	8,692
BRL	5,031	10.000%, 01/01/23	2,027

			28,469

		Chile — 1.2%
CLP	86	Bonos de la Tesoreria de la Republica, 3.000%, 07/01/17 (linked to the Chili Inflation-Linked Accounting Unit UF Index)	3,790

		Colombia — 3.6%
		Republic of Colombia,
COP	10,500,000	4.375%, 03/21/23	5,006
COP	8,205,000	7.750%, 04/14/21	4,896
COP	1,290,000	9.850%, 06/28/27	885

			10,787

		Ghana — 0.2%
	167	Citigroup, Inc., CLN, 16.900%, 03/09/16 (linked to Government of Ghana, 16.900%, 03/09/16; credit rating B) (e) (i)	78
	1,606	Standard Chartered Bank, CLN, 21.000%, 10/28/15 (linked to Government of Ghana, 21.000%, 10/28/15; credit rating B) (e) (i)	470

			548

		Hungary — 2.9%
		Republic of Hungary,
HUF	672,000	5.500%, 12/22/16	3,055
HUF	74,930	5.500%, 12/20/18	346
HUF	707,800	6.500%, 06/24/19	3,397
HUF	225,420	6.750%, 11/24/17	1,066
HUF	157,920	7.000%, 06/24/22	784

			8,648

		Indonesia — 5.8%
		Republic of Indonesia,
IDR	5,500,000	5.250%, 05/15/18	438
IDR	4,580,000	5.625%, 05/15/23	335
IDR	2,196,000	6.125%, 05/15/28	155
IDR	14,912,000	6.625%, 05/15/33	1,053
IDR	36,209,000	8.250%, 07/15/21	3,169
IDR	57,700,000	8.375%, 03/15/24	5,103
IDR	17,230,000	8.375%, 03/15/34	1,449
IDR	34,200,000	9.000%, 03/15/29	3,085
IDR	7,000,000	9.500%, 06/15/15	618
IDR	14,225,000	9.500%, 07/15/31	1,326
IDR	6,600,000	10.500%, 08/15/30	666

			17,397

		Kenya — 0.2%
	600	Citigroup, Inc., CLN, 12.000%, 11/15/32 (linked to Republic of Kenya 20-Year Bond, 12.000%, 11/15/32; credit rating B) (i)	544

		Malaysia — 4.1%
		Malaysia Government Bond,
MYR	7,600	3.480%, 03/15/23	2,304
MYR	8,100	3.492%, 03/31/20	2,496
MYR	4,200	3.844%, 04/15/33	1,232
MYR	7,110	3.892%, 03/15/27	2,157
MYR	7,600	4.048%, 09/30/21	2,414
MYR	5,800	4.181%, 07/15/24	1,855

			12,458

		Mexico — 6.9%
		United Mexican States,
MXN	30,852	3.500%, 12/14/17	2,552
MXN	2,772	4.000%, 11/15/40	234
MXN	6,400	6.500%, 06/10/21	514
MXN	15,000	6.500%, 06/09/22	1,196
MXN	19,900	7.500%, 06/03/27	1,688
MXN	61,600	7.750%, 11/13/42	5,182
MXN	37,150	8.500%, 05/31/29	3,384
MXN	9,050	8.500%, 11/18/38	822
MXN	50,870	10.000%, 11/20/36	5,294

			20,866

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE($)
	Foreign Government Securities — Continued
		Nigeria — 1.6%
		Nigeria Government Bond,
NGN	400,208	10.000%, 07/23/30	2,069
NGN	370,000	16.000%, 06/29/19	2,682

			4,751

		Peru — 1.2%
		Republic of Peru,
PEN	3,691	Reg. S, 6.900%, 08/12/37	1,386
PEN	3,616	Reg. S, 6.950%, 08/12/31	1,412
PEN	1,700	Reg. S, 7.840%, 08/12/20	702

			3,500

		Philippines — 0.3%
		Republic of Philippines,
PHP	18,000	6.125%, 10/24/37	468
PHP	22,000	6.250%, 01/14/36	544

			1,012

		Poland — 3.8%
		Poland Government Bond,
PLN	5,600	4.000%, 10/25/23	1,889
PLN	100	5.250%, 10/25/17	35
PLN	6,000	5.500%, 04/25/15	1,962
PLN	16,460	5.750%, 09/23/22	6,194
PLN	3,800	5.750%, 04/25/29	1,485

			11,565

		Romania — 1.5%
		Republic of Romania,
RON	3,750	5.750%, 04/29/20	1,251
RON	5,350	5.850%, 04/26/23	1,821
RON	4,030	5.900%, 07/26/17	1,322

			4,394

		Russia — 7.0%
		Russian Federation,
RUB	226,930	6.700%, 05/15/19	5,745
RUB	70,000	6.800%, 12/11/19	1,757
RUB	27,100	7.000%, 01/25/23	662
RUB	101,600	7.500%, 03/15/18	2,697
RUB	71,760	7.500%, 02/27/19	1,880
RUB	72,400	7.600%, 04/14/21	1,863
RUB	256,700	7.600%, 07/20/22	6,537

			21,141

		South Africa — 6.4%
		Republic of South Africa,
ZAR	17,000	6.250%, 03/31/36	1,183
ZAR	37,400	6.750%, 03/31/21	3,288
ZAR	56,515	7.000%, 02/28/31	4,468
ZAR	23,250	7.750%, 02/28/23	2,122
ZAR	89,998	8.750%, 02/28/48	8,098
ZAR	1,000	10.500%, 12/21/26	109

			19,268

		Thailand — 4.4%
		Thailand Government Bond,
THB	29,000	3.250%, 06/16/17	918
THB	62,700	3.580%, 12/17/27	1,913
THB	84,150	3.625%, 06/16/23	2,629
THB	41,000	3.650%, 12/17/21	1,292
THB	130,500	3.875%, 06/13/19	4,204
THB	25,000	4.875%, 06/22/29	875
THB	24,095	Reg. S, 1.272%, 03/12/28	688
THB	21,666	Reg. S, 1.291%, 07/14/21	656

			13,175

		Turkey — 6.7%
		Republic of Turkey,
TRY	1,193	3.428%, 02/23/22	597
TRY	6,715	7.100%, 03/08/23	2,800
TRY	4,028	8.500%, 09/14/22	1,832
TRY	4,000	8.800%, 09/27/23	1,852
TRY	14,010	9.000%, 03/08/17	6,619
TRY	5,540	9.500%, 01/12/22	2,667
TRY	7,440	10.500%, 01/15/20	3,741

			20,108

		Total Foreign Government Securities (Cost $207,645)	202,421

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of Options Contracts)

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE($)
Options Purchased — 0.0% (g)
	Foreign Exchange Currency Options — 0.0% (g)
	United States — 0.0% (g)
	Call Options Purchased — 0.0% (g)
2,931,000	TRY Put/USD Call, Expiring 8/1/14 @ 2.22 TRY to 1 USD, Vanilla, European Style	—
6,098,600	TRY Put/USD Call, Expiring 9/1/14 @ 2.19 TRY to 1 USD, Vanilla, European Style	33
2,931,000	ZAR Put/USD Call, Expiring 8/1/14 @ 11.02 ZAR to 1 USD, Vanilla, European Style	—	(h)

	Total Call Options Purchased	33

	United States — 0.0% (g)
	Put Options Purchased — 0.0% (g)
7,240,000	USD Put/BRL Call, Expiring 12/1/14 @ 2.27 BRL to 1 USD, Vanilla, European Style	116

	Total Put Options Purchased	116

	Total Options Purchased (Cost $252)	149

SHARES
Short-Term Investment — 24.4%
	Investment Company — 24.4%
73,255	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $73,255)	73,255

	Total Investments — 91.8% (Cost $281,451)	276,059
	Other Assets in Excess of Liabilities — 8.2%	24,528

	NET ASSETS — 100.0%	$300,587

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,119	AUD	Westpac Banking Corp.	09/17/14	5,760	5,668	(92)
3,654	BRL	Goldman Sachs International †	10/15/14	1,594	1,577	(17)
6,113	CAD	Royal Bank of Canada	09/17/14	5,686	5,600	(86)
3,391,895	CLP	Credit Suisse International †	09/17/14	6,089	5,901	(188)
3,122,160	CLP	Deutsche Bank AG †	09/17/14	5,585	5,432	(153)
10,956,780	COP	Barclays Bank plc †	09/17/14	5,743	5,809	66
12,858,286	COP	Credit Suisse International †	10/15/14	6,883	6,797	(86)
910,364	COP	HSBC Bank, N.A. †	10/15/14	481	481	— (h)
1,713,022	HUF	Citibank, N.A.	10/15/14	7,523	7,288	(235)
58,139,706	IDR	Deutsche Bank AG †	10/15/14	4,891	4,843	(48)
14,019,304	IDR	Goldman Sachs International †	10/15/14	1,164	1,168	4
333,781	INR	HSBC Bank, N.A. †	09/17/14	5,566	5,446	(120)
27,028	INR	Union Bank of Switzerland AG †	09/17/14	443	441	(2)
6,295,229	KRW	HSBC Bank, N.A. †	09/17/14	6,112	6,082	(30)
7,310	MXN	Goldman Sachs International	09/17/14	559	551	(8)
146,763	MXN	HSBC Bank, N.A.	09/17/14	11,274	11,064	(210)
93,310	MXN	Citibank, N.A.	10/15/14	7,137	7,020	(117)
2,993	MXN	Credit Suisse International	10/15/14	229	225	(4)
12,894	MXN	Deutsche Bank AG	10/15/14	988	970	(18)
19,183	MYR	Credit Suisse International †	09/17/14	5,950	5,957	7
53,165	MYR	Credit Suisse International †	10/15/14	16,591	16,483	(108)
1,842	MYR	HSBC Bank, N.A. †	10/15/14	575	571	(4)
3,873	PEN	Goldman Sachs International †	10/15/14	1,376	1,371	(5)
17,609	PLN	Barclays Bank plc	09/17/14	5,748	5,627	(121)
54,366	PLN	Citibank, N.A.	10/15/14	17,796	17,342	(454)
1,804	PLN	Deutsche Bank AG	10/15/14	576	576	— (h)
6,839	RON	Citibank, N.A.	10/15/14	2,114	2,061	(53)
204,896	RUB	Barclays Bank plc †	09/17/14	5,844	5,676	(168)
213,190	RUB	Credit Suisse International †	09/17/14	5,912	5,906	(6)
281,049	RUB	Credit Suisse International †	10/15/14	7,925	7,713	(212)
170,833	RUB	Deutsche Bank AG †	10/15/14	4,695	4,688	(7)
7,120	SGD	Credit Suisse International	09/17/14	5,693	5,708	15
7,457	SGD	Deutsche Bank AG	09/17/14	5,967	5,977	10
568	SGD	State Street Corp.	09/17/14	457	455	(2)
184,902	THB	HSBC Bank, N.A.	09/17/14	5,804	5,746	(58)
215,341	THB	Union Bank of Switzerland AG	10/15/14	6,624	6,683	59
12,913	TRY	Goldman Sachs International	09/17/14	5,976	5,968	(8)
11,790	TRY	HSBC Bank, N.A.	09/17/14	5,527	5,448	(79)
22,639	TRY	Citibank, N.A.	10/15/14	10,436	10,400	(36)
1,060	TRY	Royal Bank of Canada	10/15/14	489	487	(2)
652	TRY	State Street Corp.	10/15/14	307	300	(7)
59,489	ZAR	Barclays Bank plc	09/17/14	5,441	5,506	65
6,937	ZAR	Deutsche Bank AG	10/15/14	635	639	4
213,601	ZAR	Royal Bank of Canada	10/15/14	19,672	19,674	2
4,389	ZAR	State Street Corp.	10/15/14	411	404	(7)
				232,248	229,729	(2,519)

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,129	AUD	Credit Suisse International	09/17/14	5,695	5,678	17
6,341	AUD	Westpac Banking Corp.	09/17/14	5,882	5,874	8
1,435	BRL	Credit Suisse International †	10/15/14	631	620	11
8,204	BRL	HSBC Bank, N.A. †	10/15/14	3,605	3,542	63
1,845	BRL	State Street Corp. †	10/15/14	809	796	13
6,113	CAD	Credit Suisse International	09/17/14	5,586	5,601	(15)
3,391,895	CLP	HSBC Bank, N.A. †	09/17/14	5,970	5,901	69
3,122,160	CLP	Westpac Banking Corp. †	09/17/14	5,598	5,432	166
1,955,930	CLP	Deutsche Bank AG †	10/15/14	3,502	3,394	108
10,956,780	COP	Barclays Bank plc †	09/17/14	5,755	5,810	(55)
3,192,204	COP	State Street Bank & Trust †	10/15/14	1,710	1,688	22
171,189	HUF	Deutsche Bank AG	10/15/14	727	729	(2)
11,033,028	IDR	Goldman Sachs International †	10/15/14	923	919	4
620,100	JPY	State Street Corp.	09/17/14	6,124	6,030	94
76,609	MXN	HSBC Bank, N.A.	09/17/14	5,868	5,776	92
19,183	MYR	HSBC Bank, N.A. †	09/17/14	6,010	5,957	53
17,609	PLN	Barclays Bank plc	09/17/14	5,655	5,627	28
2,412	RON	Deutsche Bank AG	10/15/14	734	727	7
219,544	RUB	HSBC Bank, N.A. †	09/17/14	6,093	6,082	11
198,543	RUB	Union Bank of Switzerland AG †	09/17/14	5,662	5,500	162
456,596	RUB	Credit Suisse International †	10/15/14	13,048	12,529	519
30,866	RUB	Goldman Sachs International †	10/15/14	848	847	1
15,145	SGD	HSBC Bank, N.A.	09/17/14	12,193	12,140	53
184,902	THB	Credit Suisse International	09/17/14	5,658	5,746	(88)
15,590	THB	Goldman Sachs International	10/15/14	484	483	1
11,790	TRY	HSBC Bank, N.A.	09/17/14	5,525	5,449	76
4,816	TRY	Citibank, N.A.	10/15/14	2,210	2,212	(2)
129,735	ZAR	Barclays Bank plc	09/17/14	11,924	12,009	(85)
59,489	ZAR	HSBC Bank, N.A.	09/17/14	5,470	5,506	(36)
12,972	ZAR	Credit Suisse International	10/15/14	1,186	1,195	(9)
36,186	ZAR	Deutsche Bank AG	10/15/14	3,334	3,333	1
35,532	ZAR	Goldman Sachs International	10/15/14	3,224	3,273	(49)
				147,643	146,405	1,238

†	Non-deliverable forward.

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 07/31/14 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
Citibank N.A.:
Russian Federation, 7.500%, 03/31/30	1.000% quarterly	06/20/19	2.337%	2,400	141	(119)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate for the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Interest Rate Swaps and Inflation-Linked Swaps

(Amounts in thousands)

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	Brazilian CDI at Maturity	11.995% at maturity	01/04/16	BRL 14,000	79
Bank of America	Brazilian CDI at maturity	11.755% at maturity	01/04/16	BRL 20,800	74
Bank of America	4.020% semi-annually	6 month CLICP semi-annually	03/13/16	CLP 2,000,000	(36)
Bank of America	6.920% quarterly	3 month JIBAR quarterly	04/24/16	ZAR 42,500	(20)
Bank of America	Brazilian CDI at Maturity	12.040% quarterly	01/02/17	BRL 2,550	18
Bank of America	Brazilian CDI at Maturity	12.160% annually	01/02/17	BRL 8,500	63
Bank of America	Brazilian CDI at Maturity	12.04% at maturity	01/02/17	BRL 15,000	72
Bank of America	3 month JIBAR quarterly	7.970% quarterly	05/14/24	ZAR 20,000	(12)
Citibank N.A.	Brazilian CDI at Maturity	10.335% at maturity	01/04/16	BRL 3,500	(10)
Citibank N.A.	3.140% annually	6 month BUBOR semi-annually	04/28/16	HUF 900,000	(35)
Citibank N.A.	6.710% quarterly	3 month JIBAR quarterly	05/08/16	ZAR 39,600	(12)
Citibank N.A.	3 month JIBAR quarterly	6.030% quarterly	03/15/18	ZAR 37,500	(131)
Citibank N.A.	6 month WIBOR semi-annually	3.660% annually	09/26/18	PLN 9,500	168
Citibank N.A.	3 month KLIBOR quarterly	4.295% quarterly	09/24/23	MYR 5,880	(24)
Citibank N.A.	6 month THBFIX semi-annually	3.870% semi-annually	09/26/23	THB 65,000	77
Deutsche Bank AG (London)	2.980% annually	6 month BUBOR semi-annually	05/12/16	HUF 790,000	(22)
Deutsche Bank AG (London)	Brazilian CDI at Maturity	12.04% at maturity	01/04/21	BRL 10,100	(29)
Deutsche Bank AG (London)	3 month JIBAR quarterly	7.865% quarterly	09/23/23	ZAR 21,000	(22)

					198

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
BUBOR	—	Budapest Interbank Offered Rate
CAD	—	Canadian Dollar
CDI	—	Certificado de Deposito Interbancario
CLICP	—	Sinacofi Chile Interbank Rate Average
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of July 31, 2014. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CLP	—	Chile Peso
COP	—	Colombian Peso
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
JIBAR	—	Johannesburg Interbank Agreed Rate
JPY	—	Japanese Yen
KLIBOR	—	Kuala Lumpur Interbank Offered Rate
KRW	—	Korea Republic Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigeria Naira
PEN	—	Peruvian Nuero Sol
PHP	—	Philippine Peso
PLN	—	Polish Zloty
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
RON	—	Romanian Leu
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
WIBOR	—	Warsaw Interbank Offered Rate
ZAR	—	South African Rand

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of July 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(r)	—	Rates shown are per annum and payments are as described.

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,834
Aggregate gross unrealized depreciation	(7,226)

Net unrealized appreciation/depreciation	$(5,392)

Federal income tax cost of investments	$281,451

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$234	$—	$234
Foreign Government Securities	—	201,330	1,091	202,421
Short-Term Investment
Investment Company	73,255	—	—	73,255
Options Purchased	—	149	—	149

Total Investments in Securities	$73,255	$201,713	$1,091	$276,059

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,814	$—	$1,814
Swaps	—	573	—	573

Total Appreciation in Other Financial Instruments	$—	$2,387	$—	$2,387

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,095)	$—	$(3,095)
Swaps	—	(353)	—	(353)

Total Depreciation in Other Financial Instruments	$—	$(3,448)	$—	$(3,448)

There were no transfers between Levels 1 and 2 during the period ended July 31, 2014.

1. Derivatives — The Fund uses instruments including forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (a) — (d) below describe the various derivatives used by the Fund.

(a). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

(b). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(c). Swaps — The Fund engages in various swap transactions, including interest rate, to manage credit, interest rate (e.g., duration, yield curve) within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOI. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities.

The Fund’s swap contracts are subject to master netting arrangements.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Inflation-Linked Swaps

The Fund uses inflation-linked swaps to provide inflation protection within its portfolio.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including:

(i) the risk that changes in the value of the swap may not correlate perfectly with the underlying

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 7.0%
	United States — 7.0%
192,918	ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE7, Class A1B2, VAR, 0.455%, 11/25/35	181,152
255,478	Amortizing Residential Collateral Trust, Series 2004-1, Class M5, VAR, 2.030%, 10/25/34	241,096
234,715	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W9, Class M2, VAR, 2.735%, 01/25/34	218,376
243,600	Bear Stearns Asset Backed Securities Trust, Series 2004-2, Class M1, VAR, 1.355%, 08/25/34	216,362
	Countrywide Asset-Backed Certificates,
202,660	Series 2004-2, Class M1, VAR, 0.905%, 05/25/34	192,383
255,602	Series 2004-6, Class M2, VAR, 1.130%, 10/25/34	244,059
493,313	Series 2004-8, Class M1, VAR, 1.205%, 01/25/35	494,607
76,934	Series 2002-4, Class M1, VAR, 1.280%, 12/25/32	70,508
245,651	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB1, Class M2, VAR, 1.250%, 01/25/35	219,877
133,076	Equity One Mortgage Pass-Through Trust, Series 2003-4, Class M1, SUB, 5.319%, 10/25/34	131,527
70,292	Fremont Home Loan Trust, Series 2005-D, Class 2A3, VAR, 0.405%, 11/25/35	68,907
393,594	Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-B, Class M3, VAR, 1.355%, 11/25/34	364,944
295,299	Mastr Asset Backed Securities Trust, Series 2003-NC1, Class M5, VAR, 6.155%, 04/25/33	279,788
	Morgan Stanley ABS Capital I, Inc. Trust,
79,654	Series 2005-HE1, Class M3, VAR, 0.935%, 12/25/34	67,863
47,807	Series 2004-HE8, Class M3, VAR, 1.280%, 09/25/34	44,429
340,325	NovaStar Mortgage Funding Trust, Series 2003-2, Class M3, VAR, 3.530%, 09/25/33	298,638
113,927	Option One Mortgage Loan Trust, Series 2004-3, Class M2, VAR, 1.010%, 11/25/34	109,199
151,275	RAMP Trust, Series 2005-EFC4, Class M2, VAR, 0.595%, 09/25/35	143,535
243,456	RASC Trust, Series 2001-KS2, Class AI5, SUB, 7.514%, 06/25/31	246,149
426,689	Renaissance Home Equity Loan Trust, Series 2003-2, Class M1, VAR, 1.393%, 08/25/33	388,199
518,933	Saxon Asset Securities Trust, Series 2003- 3, Class M1, VAR, 1.130%, 12/25/33	488,279
211,631	Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A5, VAR, 1.395%, 09/25/34	203,867
103,364	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class M6, VAR, 2.035%, 10/25/34	99,593

	Total Asset-Backed Securities (Cost $4,949,642)	5,013,337

Collateralized Mortgage Obligations — 7.4%
	Non-Agency CMO — 7.4%
	United States — 7.4%
	Alternative Loan Trust,
203,978	Series 2005-11CB, Class 2A1, 5.500%, 06/25/35	205,409
233,698	Series 2004-28CB, Class 6A1, 6.000%, 01/25/35	245,331
46,355	Series 2005-19CB, Class A2, VAR, 16.599%, 06/25/35	59,892
188,836	Banc of America Funding Trust, Series 2005-6, Class 1A2, 5.500%, 10/25/35	178,186
	Chase Mortgage Finance Trust,
546,749	Series 2005-S1, Class 1A9, 5.500%, 05/25/35	561,494
495,477	Series 2006-S4, Class A5, 6.000%, 12/25/36	459,565
	CHL Mortgage Pass-Through Trust,
212,807	Series 2004-9, Class A7, 5.250%, 06/25/34	220,779
211,176	Series 2006-21, Class A14, 6.000%, 02/25/37	199,743
210,926	Series 2004-25, Class 2A1, VAR, 0.495%, 02/25/35	191,355
90,649	Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, VAR, 2.500%, 10/25/35	89,623
284,771	GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, VAR, 0.465%, 10/25/45	226,837
295,792	JPMorgan Mortgage Trust, Series 2005- A5, Class 2A2, VAR, 2.560%, 08/25/35	297,831

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	United States — Continued
	MASTR Alternative Loan Trust,
353,669	Series 2004-6, Class 8A1, 5.500%, 07/25/34	368,851
308,847	Series 2005-1, Class 1A1, 5.500%, 02/25/35	329,824
	Merrill Lynch Mortgage Investors Trust,
300,000	Series 2005-A5, Class A3, VAR, 2.466%, 06/25/35	287,185
157,863	Series 2005-A2, Class A3, VAR, 2.470%, 02/25/35	147,109
205,285	RALI Trust, Series 2006-QS18, Class 3A1, 5.750%, 12/25/21	199,414
138,944	Residential Asset Securitization Trust, Series 2004-A3, Class A1, 4.500%, 06/25/34	141,698
106,293	RFMSI Trust, Series 2003-S15, Class A1, 4.500%, 08/25/18	108,430
300,000	WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VAR, 2.368%, 08/25/35	293,139
	Wells Fargo Mortgage-Backed Securities Trust,
134,505	Series 2006-AR2, Class 2A3, VAR, 2.613%, 03/25/36	134,736
336,844	Series 2004-H, Class A1, VAR, 2.615%, 06/25/34	342,970

	Total Collateralized Mortgage Obligations (Cost $5,126,467)	5,289,401

SHARES
Common Stocks — 35.8%
	Belgium — 0.1%
1,309	Delhaize Group S.A.	85,421

	Bermuda — 0.1%
1,778	Lazard Ltd., Class A	92,989
171	Teekay Corp.	9,518

		102,507

	Canada — 0.4%
1,027	Brookfield Asset Management, Inc., Class A	45,856
1,727	Brookfield Residential Properties, Inc. (a)	31,932
484	Canadian Pacific Railway Ltd.	91,936
1,309	Lululemon Athletica, Inc. (a)	50,357
2,101	Novadaq Technologies, Inc. (a)	32,229

		252,310

	Denmark — 0.3%
21	AP Moeller — Maersk A/S, Class B	48,957
3,939	Novo Nordisk A/S, Class B	181,321

		230,278

	France — 2.4%
1,684	Airbus Group N.V.	97,706
7,115	AXA S.A.	163,465
959	Cap Gemini S.A.	69,540
631	Casino Guichard Perrachon S.A.	76,051
11,052	GDF Suez	284,971
4,244	Sanofi	445,581
2,014	Thales S.A.	114,546
6,883	Total S.A.	443,917

		1,695,777

	Germany — 1.5%
722	Allianz SE	120,203
1,173	Bayer AG	154,726
866	Bayerische Motoren Werke AG	103,158
1,183	Daimler AG	97,620
1,942	Deutsche Post AG	62,134
3,319	Deutsche Wohnen AG	71,814
1,019	Muenchener Rueckversicherungs AG	216,203
2,347	SAP SE	184,455
4,584	TAG Immobilien AG	55,872

		1,066,185

	Hong Kong — 0.1%
1,223	Michael Kors Holdings Ltd. (a)	99,650

	Ireland — 1.1%
16,054	Henderson Group plc	65,626
7,600	Shire plc	625,544
4,529	Smurfit Kappa Group plc	98,285

		789,455

	Italy — 0.4%
10,964	Eni S.p.A.	278,989

	Japan — 3.1%
10,700	Bridgestone Corp.	386,167
3,000	Hitachi Ltd.	23,252
7,100	Japan Tobacco, Inc.	249,689
5,600	KDDI Corp.	321,904
40,500	Mitsubishi UFJ Financial Group, Inc.	238,841
76,000	Mizuho Financial Group, Inc.	147,552
4,800	Nippon Telegraph & Telephone Corp.	318,741
5,100	Sumitomo Mitsui Financial Group, Inc.	207,899

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
	Japan — Continued
25,000	Sumitomo Mitsui Trust Holdings, Inc.	108,793
3,100	Toyota Motor Corp.	183,024

		2,185,862

	Netherlands — 1.3%
13,115	Aegon N.V.	106,358
9,063	ING Groep N.V., CVA (a)	117,707
1,540	Nutreco N.V.	65,788
8,261	Royal Dutch Shell plc, Class A	339,658
4,875	Royal Dutch Shell plc, Class B	209,926
2,801	Wolters Kluwer N.V.	77,605

		917,042

	Norway — 0.8%
24,228	Grieg Seafood ASA (a)	107,806
21,584	Marine Harvest ASA	293,596
5,186	Salmar ASA	101,567
4,080	Telenor ASA	93,893

		596,862

	Singapore — 0.4%
1,149	Avago Technologies Ltd.	79,718
53,000	First Real Estate Investment Trust	51,802
199,000	Lippo Malls Indonesia Retail Trust	66,211
84,000	Mapletree Logistics Trust	78,983

		276,714

	Switzerland — 2.4%
605	Allied World Assurance Co. Holdings AG	21,786
6,029	Novartis AG	524,515
1,663	Roche Holding AG	482,612
3,497	Swiss Re AG (a)	297,271
1,221	Zurich Insurance Group AG (a)	354,713

		1,680,897

	United Kingdom — 3.4%
1,359	AstraZeneca plc	99,229
3,914	Barratt Developments plc	22,962
3,630	Berkeley Group Holdings plc	149,437
62,432	BP plc	508,431
46,513	BT Group plc	304,516
10,452	GKN plc	60,137
9,092	GlaxoSmithKline plc	219,106
20,723	ITV plc	72,741
13,425	Jupiter Fund Management plc	86,345
25,804	Lloyds Banking Group plc (a)	32,169
2,800	Next plc	319,570
4,049	Persimmon plc (a)	85,278
21,000	Premier Oil plc	113,810
5,900	Prudential plc	135,605
50,479	Rentokil Initial plc	100,656
22,001	Vodafone Group plc	73,265
3,517	WPP plc	70,011

		2,453,268

	United States — 18.0%
1,419	Acadia Healthcare Co., Inc. (a)	67,630
1,047	Acuity Brands, Inc.	112,312
1,186	Adobe Systems, Inc. (a)	81,964
456	Advance Auto Parts, Inc.	55,226
1,158	Aegerion Pharmaceuticals, Inc. (a)	38,920
727	Aetna, Inc.	56,364
602	Affiliated Managers Group, Inc. (a)	119,948
1,548	Agilent Technologies, Inc.	86,827
429	Alexion Pharmaceuticals, Inc. (a)	68,207
76	Alleghany Corp. (a)	31,453
353	Alliance Data Systems Corp. (a)	92,588
2,928	Ally Financial, Inc. (a)	67,227
433	Amazon.com, Inc. (a)	135,525
954	American Electric Power Co., Inc.	49,598
1,266	American Homes 4 Rent, Class A	23,067
1,957	American International Group, Inc.	101,725
900	American Residential Properties, Inc. (a)	16,308
388	Ameriprise Financial, Inc.	46,405
765	Amphenol Corp., Class A	73,570
916	AmTrust Financial Services, Inc.	39,058
772	Analog Devices, Inc.	38,314
890	Antero Resources Corp. (a)	51,406
1,795	Apple, Inc.	171,548
3,803	Applied Materials, Inc.	79,711
122	AutoZone, Inc. (a)	63,078
889	Ball Corp.	54,460
7,503	Bank of America Corp.	114,421
1,415	Bed Bath & Beyond, Inc. (a)	89,555
2,509	Best Buy Co., Inc.	74,593
385	Biogen Idec, Inc. (a)	128,740
1,222	BorgWarner, Inc.	76,069
1,474	Brixmor Property Group, Inc.	33,386
1,609	Capital One Financial Corp.	127,980
1,778	Carlisle Cos., Inc.	142,276
3,299	CBRE Group, Inc., Class A (a)	101,741
551	CBS Corp. (Non-Voting), Class B	31,313
1,220	Celgene Corp. (a)	106,323
2,766	Ciena Corp. (a)	54,020

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
	United States — Continued
3,663	Cisco Systems, Inc.	92,417
1,980	Citigroup, Inc.	96,842
1,279	ClubCorp Holdings, Inc.	21,628
536	Coach, Inc.	18,524
1,751	Cognizant Technology Solutions Corp., Class A (a)	85,887
674	CommVault Systems, Inc. (a)	32,365
504	Concho Resources, Inc. (a)	70,963
1,468	CONSOL Energy, Inc.	56,988
480	CVS Caremark Corp.	36,653
1,458	Dealertrack Technologies, Inc. (a)	54,777
3,975	Delta Air Lines, Inc.	148,903
1,217	Devon Energy Corp.	91,883
416	DIRECTV (a)	35,797
1,499	DISH Network Corp., Class A (a)	92,728
825	Dover Corp.	70,752
1,003	Dr. Pepper Snapple Group, Inc.	58,936
476	Dril-Quip, Inc. (a)	47,967
819	Duke Energy Corp.	59,074
467	Eagle Materials, Inc.	42,413
1,310	East West Bancorp, Inc.	44,619
341	EastGroup Properties, Inc.	21,265
677	Ecolab, Inc.	73,475
837	Edison International	45,868
3,223	Electronic Arts, Inc. (a)	108,293
1,222	Entercom Communications Corp., Class A (a)	11,548
961	Equifax, Inc.	73,122
1,550	Excel Trust, Inc.	20,072
1,178	Expedia, Inc.	93,557
2,768	Exxon Mobil Corp.	273,866
2,612	Facebook, Inc., Class A (a)	189,762
2,176	Fifth Third Bancorp	44,564
607	FireEye, Inc. (a)	21,548
806	First Republic Bank	37,656
1,080	Flowserve Corp.	79,963
1,400	Fluidigm Corp. (a)	40,082
2,482	Fortune Brands Home & Security, Inc.	93,795
1,774	Gap, Inc. (The)	71,155
1,862	General Motors Co.	62,973
291	Genuine Parts Co.	24,101
2,823	Gilead Sciences, Inc. (a)	258,446
480	Google, Inc., Class C (a)	274,368
572	Hanesbrands, Inc.	55,890
1,078	Harley-Davidson, Inc.	66,642
1,926	Hartford Financial Services Group, Inc. (The)	65,792
3,133	HD Supply Holdings, Inc. (a)	79,641
1,777	Hewlett-Packard Co.	63,279
3,129	Hilton Worldwide Holdings, Inc. (a)	75,753
2,371	Home Depot, Inc. (The)	191,695
704	Honeywell International, Inc.	64,648
3,043	Hudson City Bancorp, Inc.	29,669
750	Illinois Tool Works, Inc.	61,777
709	Illumina, Inc. (a)	113,376
204	International Business Machines Corp.	39,101
1,633	Johnson & Johnson	163,447
900	KapStone Paper & Packaging Corp. (a)	26,766
1,633	Kimco Realty Corp.	36,547
1,935	Kinder Morgan, Inc.	69,621
699	Kirby Corp. (a)	81,406
620	KLA-Tencor Corp.	44,324
2,155	Kohl’s Corp.	115,379
908	Kroger Co. (The)	44,474
2,189	La Quinta Holdings, Inc. (a)	41,131
1,334	Lam Research Corp.	93,380
912	Las Vegas Sands Corp.	67,351
1,640	Legg Mason, Inc.	77,818
3,555	Loews Corp.	149,772
333	M&T Bank Corp.	40,460
470	Marathon Oil Corp.	18,213
983	Marsh & McLennan Cos., Inc.	49,907
416	Martin Marietta Materials, Inc.	51,680
1,975	MasterCard, Inc., Class A	146,446
2,262	Merck & Co., Inc.	128,346
2,833	Microsoft Corp.	122,272
579	Mohawk Industries, Inc. (a)	72,242
926	Moody’s Corp.	80,562
907	National Bank Holdings Corp., Class A	17,968
457	National Healthcare Corp.	25,117
2,891	Nektar Therapeutics (a)	30,500
133	Netflix, Inc. (a)	56,222
702	NextEra Energy, Inc.	65,911
496	NiSource, Inc.	18,689
767	Northeast Utilities	33,671
610	Northern Trust Corp.	40,803
1,235	Old Dominion Freight Line, Inc. (a)	78,398
1,194	Old Republic International Corp.	17,182

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
	United States — Continued
831	Omnicom Group, Inc.	58,162
1,183	Pall Corp.	91,647
734	Palo Alto Networks, Inc. (a)	59,351
928	PBF Energy, Inc., Class A	25,149
5,088	Pfizer, Inc.	146,026
1,798	Phillips 66	145,836
788	PNC Financial Services Group, Inc. (The)	65,057
915	Post Holdings, Inc. (a)	41,102
473	PPG Industries, Inc.	93,824
93	Precision Castparts Corp.	21,278
451	Premier, Inc., Class A (a)	12,763
105	Priceline Group, Inc. (The) (a)	130,457
1,235	Procter & Gamble Co. (The)	95,490
982	Prudential Financial, Inc.	85,405
701	QUALCOMM, Inc.	51,664
1	Rayonier Advanced Materials, Inc. (a)	32
1,234	Rayonier, Inc.	42,030
272	Regeneron Pharmaceuticals, Inc. (a)	86,012
553	Rock-Tenn Co., Class A	54,985
1,141	Rush Enterprises, Inc., Class A (a)	40,197
945	Schlumberger Ltd.	102,429
694	Sempra Energy	69,199
883	ServiceNow, Inc. (a)	51,920
347	Sherwin-Williams Co. (The)	71,562
614	Signature Bank (a)	70,235
1,157	Southwestern Energy Co. (a)	46,951
855	Splunk, Inc. (a)	40,202
1,050	Starbucks Corp.	81,564
1,812	SunTrust Banks, Inc.	68,947
1,064	T. Rowe Price Group, Inc.	82,630
2,137	TD Ameritrade Holding Corp.	68,640
319	Tesla Motors, Inc. (a)	71,233
893	Texas Instruments, Inc.	41,301
1,080	Time, Inc. (a)	26,028
744	Travelers Cos., Inc. (The)	66,633
533	TreeHouse Foods, Inc. (a)	39,176
1,422	Trex Co., Inc. (a)	40,029
707	Trulia, Inc. (a)	42,795
1,080	Twenty-First Century Fox, Inc., Class B	34,193
2,070	U.S. Bancorp	87,002
310	Union Pacific Corp.	30,476
648	United Technologies Corp.	68,137
2,016	UnitedHealth Group, Inc.	163,397
1,405	Unum Group	48,234
939	Valeant Pharmaceuticals International, Inc. (a)	110,229
1,707	Veeva Systems, Inc., Class A (a)	40,627
1,824	Verizon Communications, Inc.	91,966
380	Vertex Pharmaceuticals, Inc. (a)	33,786
582	W.R. Berkley Corp.	25,963
596	WABCO Holdings, Inc. (a)	58,098
748	Watsco, Inc.	66,998
4,800	Wells Fargo & Co.	244,320
2,431	Western Union Co. (The)	42,470
1,799	Weyerhaeuser Co.	56,345
1,111	Williams-Sonoma, Inc.	74,515
633	Workday, Inc., Class A (a)	53,071
1,713	Xcel Energy, Inc.	52,760

		12,906,247

	Total Common Stocks (Cost $24,225,981)	25,617,464

PRINCIPAL AMOUNT
Corporate Bonds — 9.7%
	Australia — 0.1%
50,000	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22 (e)	53,187

	Bahamas — 0.0% (g)
12,000	Ultrapetrol Bahamas Ltd., 8.875%, 06/15/21	12,870

	Bermuda — 0.1%
10,000	Aircastle Ltd., 6.250%, 12/01/19	10,725
14,000	Viking Cruises Ltd., 8.500%, 10/15/22 (e)	15,365

		26,090

	Canada — 0.3%
	Baytex Energy Corp.,
2,000	5.125%, 06/01/21 (e)	1,985
2,000	5.625%, 06/01/24 (e)	1,970
6,000	Bombardier, Inc., 4.750%, 04/15/19 (e)	5,812
5,000	Cascades, Inc., 5.500%, 07/15/22 (e)	4,937
25,000	First Quantum Minerals Ltd., 7.000%, 02/15/21 (e)	25,750
10,000	Garda World Security Corp., 7.250%, 11/15/21 (e)	10,175
4,000	KGHM International Ltd., 7.750%, 06/15/19 (e)	4,270
14,000	Masonite International Corp., 8.250%, 04/15/21 (e)	14,980

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Canada — Continued
6,000	Mattamy Group Corp., 6.500%, 11/15/20 (e)	6,090
5,000	MEG Energy Corp., 7.000%, 03/31/24 (e)	5,288
12,000	New Gold, Inc., 6.250%, 11/15/22 (e)	12,630
9,000	Norbord, Inc., 5.375%, 12/01/20 (e)	8,933
	Precision Drilling Corp.,
10,000	5.250%, 11/15/24 (e)	9,800
30,000	6.625%, 11/15/20	31,350
5,000	Quebecor Media, Inc., 5.750%, 01/15/23	5,050
4,000	Ultra Petroleum Corp., 5.750%, 12/15/18 (e)	4,160
	Valeant Pharmaceuticals International, Inc.,
25,000	5.625%, 12/01/21 (e)	24,875
15,000	6.375%, 10/15/20 (e)	15,487
4,000	6.750%, 08/15/18 (e)	4,180
5,000	6.875%, 12/01/18 (e)	5,163
15,000	7.000%, 10/01/20 (e)	15,675
4,000	7.500%, 07/15/21 (e)	4,320
	Videotron Ltd.,
4,000	5.000%, 07/15/22	4,040
8,000	5.375%, 06/15/24 (e)	8,000

		234,920

	Cayman Islands — 0.0% (g)
14,000	Seagate HDD Cayman, 6.875%, 05/01/20	14,910

	France — 0.0% (g)
5,000	Lafarge S.A., 7.125%, 07/15/36	5,763

	Liberia — 0.0% (g)
	Royal Caribbean Cruises Ltd.,
15,000	5.250%, 11/15/22	15,525
1,000	7.500%, 10/15/27	1,143

		16,668

	Luxembourg — 0.3%
	ArcelorMittal,
15,000	6.125%, 06/01/18	16,012
65,000	6.750%, 02/25/22	70,363
8,000	7.500%, 10/15/39	8,340
	Intelsat Jackson Holdings S.A.,
10,000	5.500%, 08/01/23	9,600
10,000	6.625%, 12/15/22	10,100
10,000	7.250%, 04/01/19	10,500
10,000	7.250%, 10/15/20	10,550
	Intelsat Luxembourg S.A.,
14,000	7.750%, 06/01/21	14,315
10,000	8.125%, 06/01/23	10,400
8,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 5.750%, 08/01/22 (e)	8,040
	NII International Telecom S.C.A.,
4,000	7.875%, 08/15/19 (e)	3,300
10,000	11.375%, 08/15/19 (e)	8,400

		179,920

	Netherlands — 0.0% (g)
11,000	Basell Finance Co. B.V., 8.100%, 03/15/27 (e)	14,733
7,000	Sensata Technologies B.V., 4.875%, 10/15/23 (e)	6,930

		21,663

	Singapore — 0.0% (g)
15,000	Flextronics International Ltd., 4.625%, 02/15/20	15,187

	Spain — 0.2%
100,000	Cemex Espana S.A., 9.250%, 05/12/20 (e)	108,250

	United Kingdom — 0.1%
	Royal Bank of Scotland Group plc,
7,000	6.100%, 06/10/23	7,573
45,000	6.125%, 12/15/22	48,402

		55,975

	United States — 8.6%
5,000	Acadia Healthcare Co., Inc., 5.125%, 07/01/22 (e)	5,012
	Access Midstream Partners LP/ACMP Finance Corp.,
12,000	5.875%, 04/15/21	12,630
30,000	6.125%, 07/15/22	32,062
13,000	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	10,205
5,000	Activision Blizzard, Inc., 5.625%, 09/15/21 (e)	5,250
	ADT Corp. (The),
2,000	3.500%, 07/15/22	1,770
5,000	4.125%, 04/15/19	4,937
20,000	4.125%, 06/15/23	18,100
10,000	6.250%, 10/15/21	10,350
	Advanced Micro Devices, Inc.,
5,000	6.750%, 03/01/19 (e)	5,100
5,000	7.000%, 07/01/24 (e)	4,875
3,000	7.500%, 08/15/22	3,105
2,000	7.750%, 08/01/20	2,060

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
	AES Corp.,
2,000	5.500%, 03/15/24	1,960
45,000	8.000%, 10/15/17	51,637
20,000	VAR, 3.227%, 06/01/19	19,900
10,000	AK Steel Corp., 8.750%, 12/01/18	11,100
4,000	Alcatel-Lucent U.S.A., Inc., 6.450%, 03/15/29	3,860
	Alcoa, Inc.,
20,000	5.400%, 04/15/21	21,392
10,000	5.900%, 02/01/27	10,660
20,000	6.150%, 08/15/20	22,011
5,000	6.750%, 07/15/18	5,675
10,000	6.750%, 01/15/28	11,110
	Aleris International, Inc.,
2,000	7.625%, 02/15/18	2,050
12,000	7.875%, 11/01/20	12,330
10,000	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	9,900
	Alliant Techsystems, Inc.,
2,000	5.250%, 10/01/21 (e)	2,040
25,000	6.875%, 09/15/20	26,500
	Ally Financial, Inc.,
25,000	6.250%, 12/01/17	27,125
8,000	7.500%, 09/15/20	9,220
15,000	8.000%, 03/15/20	17,550
13,000	8.000%, 11/01/31	16,217
8,000	AMC Entertainment, Inc., 5.875%, 02/15/22	8,120
1,000	American International Group, Inc., VAR, 8.175%, 05/15/58	1,381
45,000	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	48,150
25,000	Amkor Technology, Inc., 6.625%, 06/01/21	26,062
5,000	Amsted Industries, Inc., 5.000%, 03/15/22 (e)	4,962
5,000	Amsurg Corp., 5.625%, 07/15/22 (e)	5,025
10,000	Anixter, Inc., 5.625%, 05/01/19	10,650
3,000	Antero Resources Corp., 5.125%, 12/01/22 (e)	2,992
5,000	Antero Resources Finance Corp., 5.375%, 11/01/21	5,062
11,000	Aramark Services, Inc., 5.750%, 03/15/20	11,330
15,000	Ashland, Inc., 4.750%, 08/15/22	14,512
	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
25,000	4.750%, 11/15/21	23,625
20,000	5.875%, 08/01/23	19,650
	Audatex North America, Inc.,
5,000	6.000%, 06/15/21 (e)	5,237
2,000	6.125%, 11/01/23 (e)	2,090
	Avaya, Inc.,
25,000	7.000%, 04/01/19 (e)	24,437
7,000	10.500%, 03/01/21 (e)	6,125
10,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.125%, 06/01/22 (e)	9,700
15,000	Axiall Corp., 4.875%, 05/15/23	14,625
5,000	B/E Aerospace, Inc., 5.250%, 04/01/22	5,419
15,000	Ball Corp., 6.750%, 09/15/20	15,787
3,000	Bankrate, Inc., 6.125%, 08/15/18 (e)	3,165
20,000	Basic Energy Services, Inc., 7.750%, 10/15/22	21,650
3,000	Belden, Inc., 5.250%, 07/15/24 (e)	2,992
5,000	Berry Plastics Corp., 5.500%, 05/15/22	4,875
	Biomet, Inc.,
13,000	6.500%, 08/01/20	14,022
5,000	6.500%, 10/01/20	5,314
15,000	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	15,600
	Building Materials Corp. of America,
5,000	6.750%, 05/01/21 (e)	5,331
9,000	7.500%, 03/15/20 (e)	9,450
27,000	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	28,485
29,000	Cablevision Systems Corp., 8.000%, 04/15/20	32,697
	Calpine Corp.,
4,000	5.375%, 01/15/23	3,920
7,000	5.750%, 01/15/25	6,843
4,000	5.875%, 01/15/24 (e)	4,170
8,000	6.000%, 01/15/22 (e)	8,440
27,000	7.875%, 01/15/23 (e)	29,227
10,000	Cardtronics, Inc., 5.125%, 08/01/22 (e)	10,025
10,000	Casella Waste Systems, Inc., 7.750%, 02/15/19	10,300
	CCO Holdings LLC/CCO Holdings Capital Corp.,
23,000	6.500%, 04/30/21	23,920
20,000	6.625%, 01/31/22	21,000
6,000	8.125%, 04/30/20	6,397

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
	CDW LLC/CDW Finance Corp.,
4,000	6.000%, 08/15/22	4,000
10,000	8.500%, 04/01/19	10,625
10,000	CEC Entertainment, Inc., 8.000%, 02/15/22 (e)	10,075
5,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.375%, 06/01/24 (e)	5,000
15,000	Celanese U.S. Holdings LLC, 4.625%, 11/15/22	14,925
3,000	Century Communities, Inc., 6.875%, 05/15/22 (e)	3,045
	Cenveo Corp.,
10,000	6.000%, 08/01/19 (e)	9,675
5,000	8.500%, 09/15/22 (e)	4,850
2,000	Ceridian LLC/Comdata, Inc., 8.125%, 11/15/17 (e)	1,995
15,000	CF Industries, Inc., 7.125%, 05/01/20	18,220
	Chesapeake Energy Corp.,
16,000	4.875%, 04/15/22	15,960
30,000	6.125%, 02/15/21	32,550
	CHS/Community Health Systems, Inc.,
5,000	5.125%, 08/15/18	5,125
5,000	5.125%, 08/01/21 (e)	5,037
10,000	6.875%, 02/01/22 (e)	10,225
8,000	7.125%, 07/15/20	8,540
5,000	Cimarex Energy Co., 4.375%, 06/01/24	5,106
33,000	Cinemark U.S.A., Inc., 5.125%, 12/15/22	33,247
	CIT Group, Inc.,
2,000	3.875%, 02/19/19	1,990
45,000	5.000%, 08/15/22	46,462
20,000	5.375%, 05/15/20	21,200
9,000	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	9,270
	Claire’s Stores, Inc.,
9,000	6.125%, 03/15/20 (e)	8,213
17,000	8.875%, 03/15/19	13,897
26,000	9.000%, 03/15/19 (e)	26,195
5,000	Clean Harbors, Inc., 5.125%, 06/01/21	4,975
55,000	Clear Channel Communications, Inc., 9.000%, 12/15/19	56,444
	Clear Channel Worldwide Holdings, Inc.,
5,000	6.500%, 11/15/22	5,225
40,000	Series B, 6.500%, 11/15/22	42,000
5,000	Series A, 7.625%, 03/15/20	5,225
25,000	Series B, 7.625%, 03/15/20	26,250
	Clearwater Paper Corp.,
5,000	5.375%, 02/01/25 (e)	4,988
15,000	7.125%, 11/01/18	15,745
10,000	Clearwire Communications LLC/Clearwire Finance, Inc., 14.750%, 12/01/16 (e)	12,825
14,000	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	11,060
30,000	Commercial Metals Co., 4.875%, 05/15/23	28,875
	CommScope, Inc.,
5,000	5.000%, 06/15/21 (e)	4,950
5,000	5.500%, 06/15/24 (e)	4,975
8,000	Compressco Partners LP/Compressco Finance, Inc., 7.250%, 08/15/22 (e)	7,900
25,000	Comstock Resources, Inc., 7.750%, 04/01/19	26,312
	Concho Resources, Inc.,
50,000	6.500%, 01/15/22	53,250
40,000	7.000%, 01/15/21	42,800
	CONSOL Energy, Inc.,
10,000	5.875%, 04/15/22 (e)	10,112
5,000	6.375%, 03/01/21	5,250
10,000	8.250%, 04/01/20	10,650
60,000	Constellation Brands, Inc., 6.000%, 05/01/22	65,925
	Continental Airlines Pass-Through Trust,
24,765	Series 2003-ERJ1, 7.875%, 07/02/18	26,684
40,574	Series 2005-ERJ1, 9.798%, 04/01/21	46,660
45,000	Covanta Holding Corp., 6.375%, 10/01/22	47,812
9,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22 (e)	9,292
30,000	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	31,500
	Crown Castle International Corp.,
3,000	4.875%, 04/15/22	2,970
13,000	5.250%, 01/15/23	13,130
16,000	CSC Holdings LLC, 6.750%, 11/15/21	17,160
5,000	Darling Ingredients, Inc., 5.375%, 01/15/22 (e)	5,137
	DaVita HealthCare Partners, Inc.,
10,000	5.125%, 07/15/24	9,850
30,000	6.625%, 11/01/20	31,500
5,000	Dean Foods Co., 7.000%, 06/01/16	5,381
25,000	Delphi Corp., 6.125%, 05/15/21	27,750

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
8,000	Deluxe Corp., 7.000%, 03/15/19	8,475
13,000	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	13,390
5,000	Diamondback Energy, Inc., 7.625%, 10/01/21 (e)	5,425
30,000	DigitalGlobe, Inc., 5.250%, 02/01/21	29,362
	DISH DBS Corp.,
5,000	5.125%, 05/01/20	5,100
5,000	5.875%, 07/15/22	5,225
36,000	6.750%, 06/01/21	39,600
5,000	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (e)	5,225
5,000	DuPont Fabros Technology LP, 5.875%, 09/15/21	5,100
4,000	Dycom Investments, Inc., 7.125%, 01/15/21	4,310
9,000	Dynegy, Inc., 5.875%, 06/01/23	8,640
10,000	E*TRADE Financial Corp., 6.375%, 11/15/19	10,625
62,000	Embarq Corp., 7.995%, 06/01/36	67,735
10,000	Endo Finance LLC & Endo Finco, Inc., 7.000%, 07/15/19 (e)	10,525
	Energy Transfer Equity LP,
52,000	5.875%, 01/15/24 (e)	53,040
60,000	7.500%, 10/15/20	67,050
	Energy XXI Gulf Coast, Inc.,
7,000	6.875%, 03/15/24 (e)	6,982
8,000	7.500%, 12/15/21	8,360
2,000	Entegris, Inc., 6.000%, 04/01/22 (e)	2,065
6,000	Envision Healthcare Corp., 5.125%, 07/01/22 (e)	5,925
13,000	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	14,397
	EP Energy LLC/Everest Acquisition Finance, Inc.,
4,000	6.875%, 05/01/19	4,190
2,000	7.750%, 09/01/22	2,180
30,000	Equinix, Inc., 7.000%, 07/15/21	32,700
5,000	EXCO Resources, Inc., 8.500%, 04/15/22	5,025
8,000	Exterran Partners LP/EXLP Finance Corp., 6.000%, 10/01/22 (e)	7,960
3,000	First Cash Financial Services, Inc., 6.750%, 04/01/21 (e)	3,187
	First Data Corp.,
3,000	6.750%, 11/01/20 (e)	3,165
14,000	7.375%, 06/15/19 (e)	14,700
20,000	8.250%, 01/15/21 (e)	21,400
4,000	10.625%, 06/15/21	4,542
7,000	11.750%, 08/15/21	8,173
15,000	12.625%, 01/15/21	17,869
7,000	8.750% (cash), 01/15/22 (e) (v)	7,516
	Freescale Semiconductor, Inc.,
5,000	5.000%, 05/15/21 (e)	4,975
2,000	6.000%, 01/15/22 (e)	2,060
	Fresenius Medical Care U.S. Finance, Inc.,
5,000	5.750%, 02/15/21 (e)	5,387
25,000	6.500%, 09/15/18 (e)	27,750
	Frontier Communications Corp.,
5,000	8.500%, 04/15/20	5,762
12,000	9.250%, 07/01/21	13,980
20,000	Gannett Co., Inc., 6.375%, 10/15/23 (e)	21,100
7,000	Genesis Energy LP, 5.625%, 06/15/24	7,070
	Genesis Energy LP/Genesis Energy Finance Corp.,
50,000	5.750%, 02/15/21	50,500
16,000	7.875%, 12/15/18	16,940
	GenOn Energy, Inc.,
40,000	7.875%, 06/15/17	41,200
3,000	9.875%, 10/15/20	3,135
3,000	Global Partners LP/GLP Finance Corp., 6.250%, 07/15/22 (e)	2,966
15,000	Goodman Networks, Inc., 12.125%, 07/01/18	16,200
20,000	Gray Television, Inc., 7.500%, 10/01/20	20,925
25,000	Greif, Inc., 6.750%, 02/01/17	27,187
15,000	Griffon Corp., 5.250%, 03/01/22	14,681
4,000	Guitar Center, Inc., 6.500%, 04/15/19 (e)	3,800
	Halcon Resources Corp.,
8,000	9.250%, 02/15/22	8,410
2,000	9.750%, 07/15/20	2,140
9,000	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	9,158
	Harland Clarke Holdings Corp.,
5,000	9.250%, 03/01/21 (e)	5,013
15,000	9.750%, 08/01/18 (e)	16,050
30,000	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	35,400
5,000	HCA Holdings, Inc., 6.250%, 02/15/21	5,278
	HCA, Inc.,
4,000	3.750%, 03/15/19	3,970
5,000	4.750%, 05/01/23	4,938
6,000	5.000%, 03/15/24	5,955

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
5,000	5.875%, 05/01/23	5,150
50,000	6.500%, 02/15/20	54,312
12,000	7.500%, 02/15/22	13,590
5,000	8.000%, 10/01/18	5,819
	HD Supply, Inc.,
7,000	7.500%, 07/15/20	7,473
7,000	8.125%, 04/15/19	7,560
4,000	Headwaters, Inc., 7.250%, 01/15/19	4,180
15,000	Hecla Mining Co., 6.875%, 05/01/21	14,663
15,000	Hertz Corp. (The), 7.375%, 01/15/21	16,050
	Hiland Partners LP/Hiland Partners Finance Corp.,
28,000	5.500%, 05/15/22 (e)	27,860
24,000	7.250%, 10/01/20 (e)	25,620
	Hilcorp Energy I LP/Hilcorp Finance Co.,
4,000	5.000%, 12/01/24 (e)	3,950
25,000	7.625%, 04/15/21 (e)	26,813
5,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21 (e)	5,238
20,000	HJ Heinz Co., 4.250%, 10/15/20	19,875
25,000	Hologic, Inc., 6.250%, 08/01/20	26,063
20,000	Huntsman International LLC, 4.875%, 11/15/20	20,150
2,000	iGATE Corp., 4.750%, 04/15/19 (e)	1,995
8,000	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (v)	7,920
5,000	Ingles Markets, Inc., 5.750%, 06/15/23	5,013
	International Lease Finance Corp.,
15,000	4.625%, 04/15/21	14,963
51,000	8.250%, 12/15/20	61,327
10,000	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	10,900
	inVentiv Health, Inc.,
10,000	9.000%, 01/15/18 (e)	10,525
8,000	11.000%, 08/15/18 (e)	7,240
7,000	Iron Mountain, Inc., 5.750%, 08/15/24	7,000
5,000	Isle of Capri Casinos, Inc., 8.875%, 06/15/20	5,300
	JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.,
11,000	5.875%, 07/15/24 (e)	10,863
10,000	7.250%, 06/01/21 (e)	10,700
5,000	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22 (e)	5,200
10,000	Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)	9,950
	K. Hovnanian Enterprises, Inc.,
2,000	7.000%, 01/15/19 (e)	2,010
2,000	7.250%, 10/15/20 (e)	2,105
10,000	11.875%, 10/15/15	11,000
4,000	Kennedy-Wilson, Inc., 5.875%, 04/01/24	4,010
15,000	Key Energy Services, Inc., 6.750%, 03/01/21	15,300
10,000	L Brands, Inc., 5.625%, 02/15/22	10,500
30,000	Lamar Media Corp., 5.875%, 02/01/22	31,725
22,000	Lear Corp., 8.125%, 03/15/20	23,540
	Lennar Corp.,
7,000	4.500%, 06/15/19	7,000
5,000	Series B, 12.250%, 06/01/17	6,213
46,000	Level 3 Communications, Inc., 11.875%, 02/01/19	50,485
26,000	Level 3 Escrow II, Inc., 5.375%, 08/15/22 (e)	25,513
	Level 3 Financing, Inc.,
4,000	6.125%, 01/15/21 (e)	4,140
11,000	7.000%, 06/01/20	11,701
35,000	8.125%, 07/01/19	37,275
5,000	VAR, 3.823%, 01/15/18 (e)	5,038
60,000	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	71,100
9,000	LifePoint Hospitals, Inc., 5.500%, 12/01/21 (e)	9,203
10,000	Live Nation Entertainment, Inc., 5.375%, 06/15/22 (e)	10,000
10,000	M/I Homes, Inc., 8.625%, 11/15/18	10,513
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
18,000	4.500%, 07/15/23	17,730
12,000	6.500%, 08/15/21	12,690
15,000	6.750%, 11/01/20	16,031
48,000	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	50,280
4,000	Masco Corp., 5.950%, 03/15/22	4,430
8,000	MasTec, Inc., 4.875%, 03/15/23	7,850
13,000	Memorial Resource Development Corp., 5.875%, 07/01/22 (e)	12,643
5,000	Men’s Wearhouse, Inc. (The), 7.000%, 07/01/22 (e)	5,200
7,000	Meritage Homes Corp., 7.000%, 04/01/22	7,648

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
14,000	MetroPCS Wireless, Inc., 6.625%, 11/15/20	14,700
	MGM Resorts International,
25,000	7.750%, 03/15/22	28,750
2,000	8.625%, 02/01/19	2,330
45,000	11.375%, 03/01/18	56,813
	Micron Technology, Inc.,
8,000	5.500%, 02/01/25 (e)	7,960
7,000	5.875%, 02/15/22 (e)	7,350
10,000	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	10,775
15,000	MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)	15,375
10,000	MTR Gaming Group, Inc., 11.500%, 08/01/19	11,050
4,000	Murphy Oil U.S.A., Inc., 6.000%, 08/15/23	4,210
2,000	Mustang Merger Corp., 8.500%, 08/15/21 (e)	2,150
3,000	National Financial Partners Corp., 9.000%, 07/15/21 (e)	3,233
8,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 06/01/22	7,780
	NCR Corp.,
2,000	5.000%, 07/15/22	1,975
5,000	6.375%, 12/15/23	5,300
10,000	Netflix, Inc., 5.750%, 03/01/24 (e)	10,325
5,000	Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.625%, 03/15/20 (e)	5,238
	New Albertsons, Inc.,
2,000	6.625%, 06/01/28	1,670
6,000	7.750%, 06/15/26	5,850
2,000	8.000%, 05/01/31	1,925
1,000	8.700%, 05/01/30	992
	Newfield Exploration Co.,
50,000	5.625%, 07/01/24	54,000
10,000	5.750%, 01/30/22	10,900
25,000	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	26,500
2,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19 (e)	1,990
4,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	3,940
30,000	NII Capital Corp., 7.625%, 04/01/21	7,950
	NRG Energy, Inc.,
10,000	6.250%, 05/01/24 (e)	10,000
11,000	6.625%, 03/15/23	11,330
13,000	7.875%, 05/15/21	14,105
30,000	8.250%, 09/01/20	32,250
5,000	Oasis Petroleum, Inc., 6.875%, 03/15/22 (e)	5,413
20,000	Olin Corp., 5.500%, 08/15/22	21,050
30,000	Omnicare, Inc., 7.750%, 06/01/20	31,800
4,000	Oppenheimer Holdings, Inc., 8.750%, 04/15/18	4,265
	Parker Drilling Co.,
6,000	6.750%, 07/15/22 (e)	6,120
6,000	7.500%, 08/01/20	6,375
17,000	PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.750% (cash), 08/15/19 (e) (v)	17,170
25,000	Peabody Energy Corp., 6.250%, 11/15/21	23,688
5,000	PHI, Inc., 5.250%, 03/15/19 (e)	5,025
3,000	Pilgrim’s Pride Corp., 7.875%, 12/15/18	3,150
7,000	Pinnacle Entertainment, Inc., 6.375%, 08/01/21	7,210
13,000	Pioneer Energy Services Corp., 6.125%, 03/15/22 (e)	13,390
	PolyOne Corp.,
10,000	5.250%, 03/15/23	10,050
25,000	7.375%, 09/15/20	26,813
2,000	Post Holdings, Inc., 6.750%, 12/01/21 (e)	2,078
5,000	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	5,000
15,000	PVH Corp., 4.500%, 12/15/22	14,513
	QEP Resources, Inc.,
65,000	5.375%, 10/01/22	66,138
10,000	6.875%, 03/01/21	11,075
10,000	Quad/Graphics, Inc., 7.000%, 05/01/22 (e)	9,906
	Qwest Capital Funding, Inc.,
7,000	6.875%, 07/15/28	7,035
11,000	7.750%, 02/15/31	11,275
16,000	R.R. Donnelley & Sons Co., 7.625%, 06/15/20	17,880
12,000	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	12,420
	Range Resources Corp.,
20,000	5.000%, 03/15/23	20,550
10,000	6.750%, 08/01/20	10,600
10,000	Rayonier AM Products, Inc., 5.500%, 06/01/24 (e)	9,850

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
5,000	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	5,325
5,000	Regal Entertainment Group, 5.750%, 03/15/22	5,100
	Regency Energy Partners LP/Regency Energy Finance Corp.,
5,000	5.000%, 10/01/22	4,938
20,000	5.500%, 04/15/23	20,200
9,000	5.875%, 03/01/22	9,405
100,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 7.875%, 08/15/19	106,375
	Rite Aid Corp.,
5,000	6.750%, 06/15/21	5,200
10,000	9.250%, 03/15/20	11,200
5,000	RJS Power Holdings LLC, 5.125%, 07/15/19 (e)	4,913
3,000	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 07/15/22 (e)	3,008
	Rosetta Resources, Inc.,
50,000	5.625%, 05/01/21	50,375
8,000	5.875%, 06/01/22	8,140
5,000	Salix Pharmaceuticals Ltd., 6.000%, 01/15/21 (e)	5,225
25,000	Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22	26,000
20,000	Samson Investment Co., 10.750%, 02/15/20 (e)	20,250
4,000	Sanchez Energy Corp., 6.125%, 01/15/23 (e)	3,990
5,000	Sanmina Corp., 4.375%, 06/01/19 (e)	4,950
8,000	SBA Communications Corp., 4.875%, 07/15/22 (e)	7,640
16,000	SemGroup Corp., 7.500%, 06/15/21	17,240
15,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	14,550
10,000	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	10,525
	Service Corp. International,
20,000	7.000%, 06/15/17	22,150
10,000	8.000%, 11/15/21	11,725
25,000	SESI LLC, 7.125%, 12/15/21	27,813
3,000	Seventy Seven Energy, Inc., 6.500%, 07/15/22 (e)	3,015
10,000	Seventy Seven Operating LLC, 6.625%, 11/15/19	10,500
5,000	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	5,575
5,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 05/01/22 (e)	4,925
	Sinclair Television Group, Inc.,
10,000	5.375%, 04/01/21	10,012
5,000	5.625%, 08/01/24 (e)	4,931
5,000	6.125%, 10/01/22	5,163
5,000	6.375%, 11/01/21	5,250
	Sirius XM Radio, Inc.,
21,000	4.250%, 05/15/20 (e)	20,213
4,000	4.625%, 05/15/23 (e)	3,720
4,000	5.750%, 08/01/21 (e)	4,100
8,000	6.000%, 07/15/24 (e)	8,040
7,000	SITEL LLC/Sitel Finance Corp., 11.500%, 04/01/18	6,860
	SM Energy Co.,
8,000	5.000%, 01/15/24	7,880
40,000	6.625%, 02/15/19	41,700
	Smithfield Foods, Inc.,
10,000	5.250%, 08/01/18 (e)	10,250
7,000	7.750%, 07/01/17	7,910
4,000	Southern Star Central Corp., 5.125%, 07/15/22 (e)	4,000
	Sprint Capital Corp.,
77,000	6.900%, 05/01/19	82,390
18,000	8.750%, 03/15/32	19,980
	Sprint Corp.,
6,000	7.125%, 06/15/24 (e)	6,120
4,000	7.250%, 09/15/21 (e)	4,260
20,000	7.875%, 09/15/23 (e)	21,400
20,000	Steel Dynamics, Inc., 5.250%, 04/15/23	20,150
50,000	Stone Energy Corp., 7.500%, 11/15/22	53,625
10,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.500%, 06/01/24	9,900
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
5,000	5.500%, 08/15/22	5,000
11,000	7.500%, 07/01/21	11,963
10,000	SUPERVALU, Inc., 8.000%, 05/01/16	10,900
18,000	Swift Energy Co., 7.875%, 03/01/22	18,810
20,000	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	20,750
25,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.875%, 02/01/21	26,438

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
4,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.750%, 04/15/20 (e)	4,280
	Teleflex, Inc.,
10,000	5.250%, 06/15/24 (e)	10,150
35,000	6.875%, 06/01/19	37,013
	Tenet Healthcare Corp.,
3,000	4.500%, 04/01/21	2,918
5,000	4.750%, 06/01/20	4,963
9,000	5.000%, 03/01/19 (e)	8,865
4,000	6.000%, 10/01/20	4,180
5,000	6.250%, 11/01/18	5,412
5,000	8.000%, 08/01/20	5,337
15,000	8.125%, 04/01/22	16,763
2,000	Tesoro Corp., 5.125%, 04/01/24	1,940
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
13,000	5.875%, 10/01/20	13,390
25,000	6.125%, 10/15/21	26,000
5,000	Time, Inc., 5.750%, 04/15/22 (e)	4,950
	T-Mobile U.S.A., Inc.,
3,000	5.250%, 09/01/18	3,090
10,000	6.125%, 01/15/22	10,288
10,000	6.250%, 04/01/21	10,450
2,000	6.464%, 04/28/19	2,085
4,000	6.500%, 01/15/24	4,170
4,000	6.625%, 04/01/23	4,200
10,000	6.633%, 04/28/21	10,500
7,000	6.731%, 04/28/22	7,332
22,000	6.836%, 04/28/23	23,320
2,000	Toll Brothers Finance Corp., 6.750%, 11/01/19	2,265
10,000	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17	10,825
10,000	Tutor Perini Corp., 7.625%, 11/01/18	10,425
12,000	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	12,450
10,000	U.S. Concrete, Inc., 8.500%, 12/01/18	10,725
7,000	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	7,280
20,000	Unit Corp., 6.625%, 05/15/21	21,000
	United Rentals North America, Inc.,
20,000	5.750%, 11/15/24	20,450
33,000	6.125%, 06/15/23	34,134
	Universal Health Services, Inc.,
2,000	3.750%, 08/01/19 (e)	1,990
2,000	4.750%, 08/01/22 (e)	1,990
	Univision Communications, Inc.,
18,000	6.750%, 09/15/22 (e)	19,395
5,000	8.500%, 05/15/21 (e)	5,400
	USG Corp.,
7,000	5.875%, 11/01/21 (e)	7,210
65,000	6.300%, 11/15/16	68,413
8,000	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	8,520
6,000	Viasystems, Inc., 7.875%, 05/01/19 (e)	6,240
15,000	Vulcan Materials Co., 7.500%, 06/15/21	17,550
10,000	VWR Funding, Inc., 7.250%, 09/15/17	10,563
20,000	W&T Offshore, Inc., 8.500%, 06/15/19	21,300
7,000	Walter Investment Management Corp., 7.875%, 12/15/21 (e)	7,140
7,000	WCI Communities, Inc., 6.875%, 08/15/21	7,175
8,000	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	8,340
12,000	West Corp., 5.375%, 07/15/22 (e)	11,640
10,000	Whiting Petroleum Corp., 5.000%, 03/15/19	10,475
21,000	William Carter Co. (The), 5.250%, 08/15/21 (e)	21,840
	Windstream Corp.,
10,000	7.750%, 10/15/20	10,700
30,000	7.875%, 11/01/17	34,275
10,000	WMG Acquisition Corp., 6.750%, 04/15/22 (e)	9,725
	WPX Energy, Inc.,
10,000	5.250%, 01/15/17	10,500
25,000	6.000%, 01/15/22	26,125
20,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.375%, 03/15/22	20,300
	Zayo Group LLC/Zayo Capital, Inc.,
25,000	8.125%, 01/01/20	26,500
5,000	10.125%, 07/01/20	5,675

		6,174,327

	Total Corporate Bonds (Cost $6,814,798)	6,919,730

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — 15.8%
		Finland — 1.4%
EUR	662,000	Republic of Finland, Reg. S, 2.750%, 07/04/28 (e) (m)	997,396

		Germany — 13.1%
		Bundesrepublik Deutschland,
EUR	940,000	2.250%, 09/04/21 (m)	1,395,466
EUR	3,375,000	3.500%, 07/04/19 (m)	5,225,569
EUR	530,000	Bundesschatzanweisungen, 0.000%, 06/12/15 (m)	709,594
		Federal Republic of Germany,
EUR	505,000	Zero Coupon, 02/25/15 (m)	676,038
EUR	505,000	Zero Coupon, 03/25/15	676,017
EUR	505,000	Zero Coupon, 04/29/15	675,793

			9,358,477

		Italy — 1.3%
EUR	562,000	Italy Buoni Poliennali Del Tesoro, 5.500%, 11/01/22 (m)	930,169

		Total Foreign Government Securities (Cost $11,166,837)	11,286,042

SHARES
	Investment Companies — 11.4%
	276,667	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	2,384,872
	192,427	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a) (b)	4,804,907
	101,523	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a) (b)	982,741

		Total Investment Companies (Cost $7,698,754)	8,172,520

PRINCIPAL AMOUNT
	Loan Assignments — 0.2%
		Singapore — 0.0% (g)
	4,000	Avago Technologies Ltd., 1st Lien Term Loan B, VAR, 3.750%, 05/06/21	3,988

		United States — 0.2%
	14,775	Alcatel-Lucent U.S.A., Inc., 1st Lien Term Loan, VAR, 4.500%, 01/30/19	14,735
	4,975	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	5,068
	5,850	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 4.000%, 02/01/20	5,810
	5,955	Dell, Inc., USD Term Loan B, VAR, 4.500%, 04/29/20	5,939
	4,098	Drillships Ocean Ventures, Inc., 1st Lien Term Loan B, VAR, 5.500%, 07/18/21	4,112
	1,000	Emerald Performance Materials LLC, 2nd Lien Term Loan, VAR, 07/23/22 ^	995
	9,843	Energy Future Holdings Corp., 1st Lien Term Loan, VAR, 4.250%, 06/19/16	9,837
	49,025	FGI Operating Co. LLC, 1st Lien Term Loan B, VAR, 5.500%, 04/19/19	49,208
	5,000	Fieldwood Energy LLC, 2nd Lien Term Loan, VAR, 8.375%, 09/30/20	5,097
	6,522	Floatel International Ltd., 1st Lien Term Loan B, VAR, 6.000%, 06/27/20	6,538
	30,420	Pinnacle Foods Finance LLC, Tranche G Term Loan, VAR, 3.250%, 04/29/20	30,140
	5,000	Rite Aid Corp., 2nd Lien New Term Loan, VAR, 5.750%, 08/21/20	5,071
	4,788	Serta Simmons Holdings LLC, Term Loan B, VAR, 4.250%, 10/01/19	4,785
	7,756	Syniverse Holdings, Inc., Term Loan, VAR, 4.000%, 04/23/19	7,725

			155,060

		Total Loan Assignments (Cost 158,274)	159,048

NUMBER OF CONTRACTS
	Options Purchased — 0.1%
		Call Options Purchased — 0.1%
EUR	60	Euro STOXX 50 Index, Expiring 09/19/14 at 3,300.00 EUR, European Style	9,239
	32	E-mini S&P 500 Index, Expiring 09/20/14 at 1,950.00, European Style	86,400

		Total Options Purchased (Cost $203,891)	95,639

PRINCIPAL AMOUNT
	Preferred Securities — 0.1% (x)
		United States — 0.1%
	30,000	Bank of America Corp., Series K, VAR, 8.000%, 01/30/18	33,003

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Preferred Securities — Continued
	United States — Continued
5,000	Citigroup, Inc., VAR, 5.950%, 01/30/23	4,985

	Total Preferred Securities (Cost $30,903)	37,988

SHARES
Preferred Stocks — 0.1%
	Cayman Islands — 0.0% (g)
10	XLIT Ltd., Series D, VAR, 3.354%, 10/29/49 @	8,506

	Germany — 0.0% (g)
122	Volkswagen AG	28,333

	United States — 0.1%
15	Ally Financial, Inc., Series G, 7.000%, 07/31/14 (e) @	15,000
625	GMAC Capital Trust I, VAR, 8.125%, 02/15/40	16,988

		31,988

	Total Preferred Stocks (Cost $68,036)	68,827

PRINCIPAL AMOUNT
U.S. Treasury Obligation — 1.6%
1,160,000	U.S. Treasury Note, 0.250%, 01/31/15 (m) (Cost $1,160,691)	1,161,042

SHARES
Short-Term Investment — 8.9%
	Investment Company — 8.9%
6,398,079	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $6,398,079)	6,398,079

	Total Investments — 98.1% (Cost $68,002,353)	70,219,117
	Other Assets in Excess of Liabilities — 1.9%	1,347,672

	NET ASSETS — 100.0%	$71,566,789

Percentages indicated are based on net assets.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Summary of Investments by Industry, July 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Foreign Government Securities	16.1%
Investment Companies	11.6
Non-Agency CMO	7.5
Asset-Backed Securities	7.1
Oil, Gas & Consumable Fuels	5.9
Pharmaceuticals	4.8
Insurance	3.2
Banks	2.6
Diversified
Telecommunication Services	1.8
U.S. Treasury Note	1.7
Media	1.6
Food Products	1.1
Specialty Retail	1.0
Biotechnology	1.0
Software	1.0
Capital Markets	1.0
Health Care Providers & Services	1.0
Others (each less than 1.0%)	20.9
Short-Term Investment	9.1

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT JULY 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
6	TOPIX Index	09/11/14	753,901	31,604
2	10 Year Australian Government Bond	09/15/14	224,694	(1,372)
39	10 Year U.S. Treasury Note	09/19/14	4,859,765	(17,635)
39	Dow Jones Euro STOXX 50 Index	09/19/14	1,628,834	(57,649)
17	E-mini Russell 2000	09/19/14	1,898,390	(79,999)
48	E-mini S&P 500	09/19/14	4,619,520	(25,601)
	Short Futures Outstanding
(4)	Euro Bobl	09/08/14	(687,576)	(5,522)
(10)	Euro Bund	09/08/14	(1,981,660)	(41,585)
(11)	FTSE 100 Index	09/19/14	(1,241,027)	10,770
(61)	5 Year U.S. Treasury Note	09/30/14	(7,248,992)	43,242

				(143,747)

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,050,924	AUD	Citibank, N.A.	08/28/14	983,350	974,959	(8,391)
219,603	EUR	HSBC Bank, N.A.	08/28/14	298,619	294,084	(4,535)
132,855	EUR	HSBC Bank, N.A.	09/25/14	181,080	177,930	(3,150)
127,887	EUR	Royal Bank of Canada	09/25/14	173,853	171,277	(2,576)
89,446	GBP	Credit Suisse International	08/28/14	152,186	150,981	(1,205)
2,681,090	HKD	Westpac Banking Corp.	08/28/14	345,901	345,962	61
6,242,439	JPY	Deutsche Bank AG	08/28/14	61,338	60,694	(644)
26,913,363	JPY	Morgan Stanley	08/28/14	265,222	261,674	(3,548)
2,585,144	SEK	Citibank, N.A.	08/28/14	379,113	374,715	(4,398)
				2,840,662	2,812,276	(28,386)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
24,600	AUD	State Street Corp.	09/25/14	22,949	22,775	174
493,608	CHF	HSBC Bank, N.A.	08/28/14	549,956	543,260	6,696
50,867	EUR	Credit Suisse International	08/28/14	68,568	68,120	448
141,162	EUR	HSBC Bank, N.A.	08/28/14	189,292	189,039	253
23,401	EUR	HSBC Bank, N.A.	09/25/14	31,839	31,341	498
38,771	EUR	Societe Generale	08/28/14	52,442	51,921	521
6,089,578	EUR	Goldman Sachs International	09/25/14	8,272,996	8,155,666	117,330
15,254	EUR	Royal Bank of Canada	09/25/14	20,635	20,429	206
448,779	EUR	State Street Corp.	09/25/14	610,537	601,042	9,495
2,175,151	EUR	Westpac Banking Corp.	09/25/14	2,956,233	2,913,142	43,091
634,285	GBP	Royal Bank of Canada	08/28/14	1,084,164	1,070,653	13,511
2,415,598	NOK	Citibank, N.A.	08/28/14	390,754	383,927	6,827
605,140	NOK	Credit Suisse International	08/28/14	97,398	96,179	1,219
				14,347,763	14,147,494	200,269

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CHF	—	Swiss Franc
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
GMAC	—	General Motors Acceptance Corp.
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SEK	—	Swedish Krona
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of July 31, 2014.
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2014.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of July 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(v)	—	Security has the ability to pay interest in kind (PIK) or pay in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of July 31, 2014.
^	—	All or a portion of the security is unsettled as of July 31, 2014. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of July 31, 2014.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $12,183,580 and 17.4%, respectively.

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	3,056,549
Aggregate gross unrealized depreciation	(839,785)

Net unrealized appreciation/depreciation	2,216,764

Federal income tax cost of investments	68,002,353

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis, except for North American, Central American, South American and Caribbean equity securities held in their portfolios, by utilizing the quotations of an independent pricing service, unless the Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset values.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at July 31, 2014.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both, individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments :

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$700,075	$4,313,262	$5,013,337
United States
Collateralized Mortgage Obligations
Non-Agency CMO
United States	—	5,289,401	—	5,289,401
Common Stocks
Belgium	—	85,421	—	85,421
Bermuda	102,507	—	—	102,507
Canada	252,310	—	—	252,310
Denmark	—	230,278	—	230,278
France	—	1,695,777	—	1,695,777
Germany	—	1,066,185	—	1,066,185
Hong Kong	99,650	—	—	99,650
Ireland	—	789,455	—	789,455
Italy	—	278,989	—	278,989
Japan	—	2,185,862	—	2,185,862
Netherlands	—	917,042	—	917,042
Norway	—	596,862	—	596,862
Singapore	79,718	196,996	—	276,714
Switzerland	21,786	1,659,111	—	1,680,897
United Kingdom	—	2,453,268	—	2,453,268
United States	12,906,247	—	—	12,906,247

Total Common Stocks	13,462,218	12,155,246	—	25,617,464

Corporate Bonds
Australia	—	53,187	—	53,187
Bahamas	—	12,870	—	12,870
Bermuda	—	26,090	—	26,090
Canada	—	234,920	—	234,920
Cayman Islands	—	14,910	—	14,910
France	—	5,763	—	5,763
Liberia	—	16,668	—	16,668
Luxembourg	—	179,920	—	179,920
Netherlands	—	21,663	—	21,663
Singapore	—	15,187	—	15,187
Spain	—	108,250	—	108,250
United Kingdom	—	55,975	—	55,975
United States	—	6,088,533	85,794	6,174,327

Total Corporate Bonds	—	6,833,936	85,794	6,919,730

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Foreign Government Securities	$—	$11,286,042	$—	$11,286,042
Investment Companies
United States	8,172,520	—	—	8,172,520
Loan Assignments
Singapore	—	3,988	—	3,988
United States	—	155,060	—	155,060

Total Loan Assignments	—	159,048	—	159,048

Options Purchased
Call Options Purchased	95,639	—	—	95,639
Preferred Securities
United States	—	37,988	—	37,988
Preferred Stocks
Cayman Islands	—	8,506	—	8,506
Germany	—	28,333	—	28,333
United States	16,988	15,000	—	31,988

Total Preferred Stocks	16,988	51,839	—	68,827

U.S. Treasury Obligation	—	1,161,042	—	1,161,042
Short-Term Investment
Investment Company	6,398,079	—	—	6,398,079

Total Investments in Securities	$28,145,444	$37,674,617	$4,399,056	$70,219,117

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$200,330	$—	$200,330
Futures Contracts	85,616	—	—	85,616

Total Appreciation in Other Financial Instruments	$85,616	$200,330	$—	$285,946

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(28,447)	$—	$(28,447)
Futures Contracts	(229,363)	—	—	(229,363)

Total Depreciation in Other Financial Instruments	$(229,363)	$(28,447)	$—	$(257,810)

There were no transfers between Levels 1 and 2 during the period ended July 31, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Global Allocation Fund	Balance as of 10/31/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 07/31/14
Investments in Securities
Asset-Backed Securities — United States	$—	$—	$60,169	$5,163	$4,522,362	$(274,432)	$—	$—	$4,313,262
Common Stocks — United States	13,950	(16,681)	21,787	—	—	(19,056)	—	—	—
Corporate Bonds — United States	60,723	—	2,092	(361)	35,394	(12,054)	—	—	85,794

Total	$74,673	$(16,681)	$84,048	$4,802	$4,557,756	$(305,542)	$—	$—	$4,399,056

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at July 31, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $62,261.

Global Allocation

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at July 31, 2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$4,313,262	Discounted Cash Flow	Constant Prepayment Rate	0.00% — 13.00% (3.77%)
			Constant Default Rate	3.00% — 20.93% (7.11%)
			Yield (Discount Rate of Cash Flows)	1.63% — 9.05% (4.94%)

Asset-Backed Securities	4,313,262

Total	$4,313,262

#	The table above does not include level 3 securities that are valued by brokers and pricing services. At July 31, 2014, the value of these securities was $85,794. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the constant prepayment rate may decrease or increase the fair value measurement.

1. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts, options and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (a) — (c) below describe the various derivatives used by the Fund.

(a). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

(b). Futures Contracts — The Fund uses index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to particular countries or regions. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

(c). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.2%
	Australia — 5.2%
595	Scentre Group (a) (m)	1,880
90	Suncorp Group Ltd.	1,188
431	Westfield Corp. (m)	2,998

		6,066

	Brazil — 0.7%
122	AMBEV S.A., ADR	838

	Canada — 2.0%
35	Bank of Nova Scotia (m)	2,386

	China — 1.1%
300	Wynn Macau Ltd.	1,280

	Denmark — 1.5%
169	TDC A/S	1,700

	Finland — 1.8%
129	UPM-Kymmene OYJ	2,102

	France — 2.5%
42	GDF Suez	1,095
9	Schneider Electric SE	803
15	Vinci S.A.	1,045

		2,943

	Germany — 2.7%
11	Daimler AG	893
18	Deutsche Post AG	567
54	Deutsche Wohnen AG	1,171
15	Drillisch AG	551

		3,182

	Hong Kong — 1.4%
124	Hutchison Whampoa Ltd.	1,682

	Ireland — 0.5%
11	Allegion plc	556

	Israel — 1.3%
821	Bezeq Israeli Telecommunication Corp., Ltd.	1,530

	Japan — 3.5%
36	Canon, Inc.	1,181
11	Japan Airlines Co., Ltd.	585
33	Japan Tobacco, Inc. (m)	1,161
73	Mitsui & Co., Ltd.	1,177

		4,104

	Netherlands — 6.1%
208	Aegon N.V.	1,690
132	Royal Dutch Shell plc, Class A	5,421

		7,111

	New Zealand — 1.0%
507	Telecom Corp. of New Zealand Ltd.	1,223

	Norway — 3.7%
152	Statoil ASA	4,334

	Russia — 1.0%
61	MMC Norilsk Nickel OJSC, ADR	1,200

	Spain — 2.0%
53	ACS Actividades de Construccion y Servicios S.A.	2,323
1	Repsol S.A.	26

		2,349

	Sweden — 1.0%
45	Electrolux AB, Series B	1,121

	Switzerland — 5.2%
7	Novartis AG	566
16	Roche Holding AG	4,637
20	Tyco International Ltd.	859

		6,062

	Taiwan — 2.2%
164	Asustek Computer, Inc.	1,733
302	Quanta Computer, Inc.	843

		2,576

	United Kingdom — 9.3%
393	Ashmore Group plc	2,338
15	AstraZeneca plc	1,094
172	Aviva plc	1,458
79	British Sky Broadcasting Group plc	1,170
326	Direct Line Insurance Group plc	1,565
423	Man Group plc	845
21	Rio Tinto plc	1,200
322	SSP Group plc (a)	1,251

		10,921

	United States — 41.5%
55	Altria Group, Inc.	2,251
107	Applied Materials, Inc.	2,237
22	Comcast Corp., Class A	1,183
43	ConocoPhillips	3,582
32	Dominion Resources, Inc.	2,179
21	Dr. Pepper Snapple Group, Inc.	1,207
35	Hewlett-Packard Co.	1,252

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	United States — Continued
15	Home Depot, Inc. (The)	1,193
15	Humana, Inc.	1,771
54	Johnson & Johnson	5,367
32	Liberty Property Trust (m)	1,129
19	Lorillard, Inc.	1,171
105	Microsoft Corp.	4,539
26	Molson Coors Brewing Co., Class B	1,739
35	Morgan Stanley	1,144
16	NextEra Energy, Inc.	1,524
33	PACCAR, Inc.	2,055
10	Sempra Energy	1,038
30	Time Warner, Inc.	2,506
15	Time, Inc. (a)	351
10	United Technologies Corp.	1,057
23	Verizon Communications, Inc.	1,168
70	Verizon Communications, Inc.	3,507
47	Wells Fargo & Co.	2,371
92	Xerox Corp.	1,215

		48,736

	Total Common Stocks (Cost $104,192)	114,002

Short-Term Investment — 2.6%
	Investment Company — 2.6%
3,105	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $3,105)	3,105

	Total Investments — 99.8% (Cost $107,297)	117,107
	Other Assets in Excess of Liabilities — 0.2%	289

	NET ASSETS — 100.0%	$117,396

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	11.4%
Pharmaceuticals	10.0
Diversified Telecommunication Services	7.8
Real Estate Investment Trusts (REITs)	5.1
Insurance	5.0
Media	4.4
Technology Hardware, Storage & Peripherals	4.3
Banks	4.1
Tobacco	3.9
Software	3.9
Capital Markets	3.7
Multi-Utilities	3.7
Beverages	3.2
Construction & Engineering	2.9
Hotels, Restaurants & Leisure	2.2
Metals & Mining	2.0
Semiconductors & Semiconductor Equipment	1.9
Paper & Forest Products	1.8
Machinery	1.8
Health Care Providers & Services	1.5
Industrial Conglomerates	1.4
Electric Utilities	1.3
IT Services	1.0
Specialty Retail	1.0
Trading Companies & Distributors	1.0
Real Estate Management & Development	1.0
Household Durables	1.0
Others (each less than 1.0%)	5.0
Short-Term Investment	2.7

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $61,795,000 and 52.8%, respectively.

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,118
Aggregate gross unrealized depreciation	(1,308)

Net unrealized appreciation/depreciation	$9,810

Federal income tax cost of investments	$107,297

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$4,878	$1,188	$—	$6,066
Brazil	838	—	—	838
Canada	2,386	—	—	2,386
China	—	1,280	—	1,280
Denmark	—	1,700	—	1,700
Finland	—	2,102	—	2,102
France	—	2,943	—	2,943
Germany	—	3,182	—	3,182
Hong Kong	—	1,682	—	1,682
Ireland	556	—	—	556
Israel	—	1,530	—	1,530
Japan	—	4,104	—	4,104
Netherlands	—	7,111	—	7,111
New Zealand	1,223	—	—	1,223
Norway	—	4,334	—	4,334
Russia	—	1,200	—	1,200
Spain	—	2,349	—	2,349
Sweden	—	1,121	—	1,121
Switzerland	859	5,203	—	6,062
Taiwan	—	2,576	—	2,576
United Kingdom	1,251	9,670	—	10,921
United States	47,568	1,168	—	48,736

Total Common Stocks	59,559	54,443	—	114,002

Short-Term Investment
Investment Company	3,105	—	—	3,105

Total Investments in Securities	$62,664	$54,443	$—	$117,107

There were no transfers among any levels during the period ended July 31, 2014.

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.5%
	Australia — 6.6%
43	African Petroleum Corp., Ltd. (a)	6
493	Alumina Ltd. (a)	725
182	Base Resources Ltd. (a)	54
145	Beach Energy Ltd.	226
97	Beadell Resources Ltd. (a)	46
108	Fortescue Metals Group Ltd.	482
202	Gascoyne Resources Ltd. (a)	24
310	Gryphon Minerals Ltd. (a)	55
624	Marengo Mining Ltd. (a)	6
186	Mawson West Ltd. (a)	63
154	OceanaGold Corp., CDI (a)	440
49	Papillon Resources Ltd. (a)	82
74	Sandfire Resources NL (a)	440
163	Sarama Resources Ltd. (a)	24
54	Sirius Resources NL (a)	192
129	Sundance Resources Ltd. (a)	10
614	Tiger Resources Ltd. (a)	181
50	Western Areas Ltd.	231
531	World Titanium Resources Ltd. (a)	20

		3,307

	Canada — 37.6%
14	Africa Oil Corp. (a)	90
11	Alpha Exploration, Inc. (a)	2
69	Asanko Gold, Inc. (a)	167
303	Aureus Mining, Inc. (a)	124
12	Banro Corp. (a)	3
52	Bellatrix Exploration Ltd. (a)	387
21	Cameco Corp.	423
241	Capstone Mining Corp. (a)	644
25	Cenovus Energy, Inc.	780
158	Denison Mines Corp. (a)	209
92	Duluth Metals Ltd. (a)	41
79	Dundee Precious Metals, Inc. (a)	375
13	Eldorado Gold Corp.	99
119	First Quantum Minerals Ltd.	2,822
71	Fission 3.0 Corp. (a)	6
197	Fission Uranium Corp. (a)	224
14	Franco-Nevada Corp.	803
38	Goldcorp, Inc.	1,049
89	Gran Tierra Energy, Inc. (a)	590
103	Guyana Goldfields, Inc. (a)	295
35	HudBay Minerals, Inc.	374
40	Ivanhoe Mines Ltd., Class A (a)	55
9	Kennady Diamonds, Inc. (a)	49
144	Loncor Resources, Inc. (a)	12
280	Lucara Diamond Corp.	657
365	Lundin Mining Corp. (a)	2,101
18	MEG Energy Corp. (a)	638
39	Mountain Province Diamonds, Inc. (a)	199
125	New Gold, Inc. (a)	766
115	North Arrow Minerals, Inc. (a)	79
222	Panoro Minerals Ltd. (a)	86
53	Parex Resources, Inc. (a)	687
214	Petroamerica Oil Corp. (a)	65
13	Peyto Exploration & Development Corp.	432
376	Platinum Group Metals Ltd. (a)	404
46	Reservoir Minerals, Inc. (a)	250
101	Romarco Minerals, Inc. (a)	82
8	Silver Wheaton Corp.	201
7	Suncor Energy, Inc.	304
43	Teck Resources Ltd., Class B	1,038
12	Tourmaline Oil Corp. (a)	570
112	Trevali Mining Corp. (a)	134
212	WesternZagros Resources Ltd. (a)	208
17	Whitecap Resources, Inc.	250

		18,774

	Ireland — 0.4%
807	Kenmare Resources plc (a)	198
8	Providence Resources plc (a)	15

		213

	Netherlands — 1.1%
44	Nostrum Oil & Gas plc (a)	561

	New Zealand — 0.1%
395	Bathurst Resources Ltd. (a)	19

	Norway — 1.3%
191	DNO ASA (a)	640

	Russia — 2.8%
53	MMC Norilsk Nickel OJSC, ADR	1,027
41	Polymetal International plc	348

		1,375

	South Africa — 1.0%
31	Impala Platinum Holdings Ltd.	308
220	Sierra Rutile Ltd. (a)	169

		477

	Sweden — 2.2%
15	Boliden AB	248

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Sweden — Continued
47	Lundin Petroleum AB (a)	835

		1,083

	Switzerland — 6.0%
181	Ferrexpo plc	410
427	Glencore plc (a)	2,581

		2,991

	United Kingdom — 23.5%
81	3Legs Resources plc (a)	30
224	Amara Mining plc (a)	84
812	Amerisur Resources plc (a)	846
72	Antofagasta plc	983
56	BG Group plc	1,098
83	BHP Billiton plc	2,821
300	Firestone Diamonds plc (a)	205
86	Gem Diamonds Ltd. (a)	284
11	IGAS Energy plc (a)	21
304	Petra Diamonds Ltd. (a)	1,026
139	President Energy plc (a)	75
14	Randgold Resources Ltd., ADR	1,242
49	Rio Tinto plc	2,775
1,335	Sable Mining Africa Ltd. (a)	135
345	Tethys Petroleum Ltd. (a)	117

		11,742

	United States — 14.9%
13	Anadarko Petroleum Corp.	1,362
33	Cabot Oil & Gas Corp.	1,084
14	ConocoPhillips	1,114
3	Continental Resources, Inc. (a)	470
78	Freeport-McMoRan, Inc.	2,896
28	Stillwater Mining Co. (a)	503

		7,429

	Total Common Stocks (Cost $46,274)	48,611

NUMBER OF WARRANTS
Warrant — 0.1%
	Canada — 0.1%
19	HudBay Minerals, Inc., expiring 07/20/18 (a) (Cost $–)	39

SHARES
Short-Term Investment — 4.0%
	Investment Company — 4.0%
2,015	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $2,015)	2,015

	Total Investments — 101.6% (Cost $48,289)	50,665
	Liabilities in Excess of Other Assets — (1.6)%	(776)

	NET ASSETS — 100.0%	$49,889

Percentages indicated are based on net assets.

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Diversified Metals & Mining	44.3%
Oil & Gas Exploration & Production	22.3
Gold Mining	10.7
Precious Metals & Minerals	10.6
Oil, Gas & Consumable Fuels	6.0
Steel	2.1
Short-Term Investment	4.0

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CDI	—	Chess Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $21,164,000 and 41.8%, respectively.

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,894
Aggregate gross unrealized depreciation	(4,518)

Net unrealized appreciation/depreciation	$2,376

Federal income tax cost of investments	$48,289

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$153	$3,154	$—	$3,307
Canada	18,684	90	—	18,774
Ireland	213	—	—	213
Netherlands	561	—	—	561
New Zealand	19	—	—	19
Norway	—	640	—	640
Russia	—	1,375	—	1,375
South Africa	169	308	—	477
Sweden	—	1,083	—	1,083
Switzerland	—	2,991	—	2,991
United Kingdom	3,981	7,761	—	11,742
United States	7,429	—	—	7,429

Total Common Stocks	31,209	17,402	—	48,611

Warrant
Canada	39	—	—	39
Short-Term Investment
Investment Company	2,015	—	—	2,015

Total Investments in Securities	$33,263	$17,402	$—	$50,665

There were no transfers between any levels during the period ended July 31, 2014.

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 94.4%
		Australia — 3.0%
106		AGL Energy Ltd.	1,444
14		ALS Ltd.	97
248		Amcor Ltd.	2,376
152		AMP Ltd.	767
213		Asciano Ltd.	1,185
302		Aurizon Holdings Ltd.	1,392
307		Australia & New Zealand Banking Group Ltd.	9,600
314		BHP Billiton Ltd.	11,132
90		Boral Ltd.	443
75		Brambles Ltd.	653
23		Coca-Cola Amatil Ltd.	197
149		Commonwealth Bank of Australia	11,488
71		Computershare Ltd.	863
68		CSL Ltd.	4,213
533		Dexus Property Group	586
100		Echo Entertainment Group Ltd.	308
400		Federation Centres Ltd.	950
222		Fortescue Metals Group Ltd.	995
177		Goodman Group	868
120		Insurance Australia Group Ltd.	697
98		Lend Lease Group	1,220
17		Macquarie Group Ltd.	908
625		Mirvac Group	1,046
228		National Australia Bank Ltd.	7,404
18		Newcrest Mining Ltd. (a)	184
27		Orica Ltd.	550
79		Origin Energy Ltd.	1,034
118		QBE Insurance Group Ltd.	1,192
20		Ramsay Health Care Ltd.	880
195		Santos Ltd.	2,614
679		Scentre Group (a)	2,147
7		Seek Ltd.	106
223		Suncorp Group Ltd.	2,936
65		Sydney Airport	260
257		Telstra Corp., Ltd.	1,302
99		Toll Holdings Ltd.	497
144		Transurban Group	1,031
81		Wesfarmers Ltd.	3,274
313		Westfield Corp.	2,175
353		Westpac Banking Corp.	11,232
81		Woodside Petroleum Ltd.	3,195
160		Woolworths Ltd.	5,448

			100,889

		Austria — 0.1%
41		Andritz AG	2,208
—	(h)	Telekom Austria AG	—	(h)

			2,208

		Belgium — 0.7%
60		Anheuser-Busch InBev N.V.	6,450
62		Delhaize Group S.A.	4,076
49		KBC Groep N.V. (a)	2,655
39		Solvay S.A.	6,330
52		UCB S.A.	4,812

			24,323

		Bermuda — 0.1%
62		Axis Capital Holdings Ltd.	2,689

		Canada — 3.4%
16		Agnico-Eagle Mines Ltd.	593
14		Agrium, Inc.	1,248
37		Alimentation Couche Tard, Inc., Class B	1,007
27		ARC Resources Ltd.	753
60		Bank of Montreal	4,483
107		Bank of Nova Scotia	7,291
95		Barrick Gold Corp.	1,720
24		BCE, Inc.	1,066
132		Bombardier, Inc., Class B	450
52		Brookfield Asset Management, Inc., Class A	2,311
37		Cameco Corp.	754
38		Canadian Imperial Bank of Commerce	3,532
81		Canadian National Railway Co.	5,403
102		Canadian Natural Resources Ltd.	4,445
44		Canadian Oil Sands Ltd.	940
16		Canadian Pacific Railway Ltd.	3,036
71		Cenovus Energy, Inc.	2,176
33		Crescent Point Energy Corp.	1,333
65		Eldorado Gold Corp.	481
70		Enbridge, Inc.	3,431
69		Encana Corp.	1,477
42		First Quantum Minerals Ltd.	1,006
17		Fortis, Inc.	535
14		Franco-Nevada Corp.	781
76		Goldcorp, Inc.	2,083
26		Great-West Lifeco, Inc.	772
31		Husky Energy, Inc.	948
28		Imperial Oil Ltd.	1,448
12		Intact Financial Corp.	815
108		Kinross Gold Corp. (a)	430
25		Loblaw Cos. Ltd.	1,216
25		Lululemon Athletica, Inc. (a)	978

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Canada — Continued
29		Magna International, Inc.	3,101
168		Manulife Financial Corp.	3,426
9		Metro, Inc.	592
30		National Bank of Canada	1,364
27		Pembina Pipeline Corp.	1,147
79		Potash Corp. of Saskatchewan, Inc.	2,809
32		Power Corp. of Canada	944
23		Power Financial Corp.	731
36		Rogers Communications, Inc., Class B	1,395
136		Royal Bank of Canada	10,065
12		Saputo, Inc.	756
35		Shaw Communications, Inc., Class B	862
33		Silver Wheaton Corp.	875
14		SNC-Lavalin Group, Inc.	759
56		Sun Life Financial, Inc.	2,116
148		Suncor Energy, Inc.	6,066
99		Talisman Energy, Inc.	1,039
54		Teck Resources Ltd., Class B	1,295
14		Tim Hortons, Inc.	804
172		Toronto-Dominion Bank (The)	8,990
65		TransCanada Corp.	3,285
73		Yamana Gold, Inc.	619

			111,982

		China — 0.0% (g)
141		MGM China Holdings Ltd.	516
549		Yangzijiang Shipbuilding Holdings Ltd.	477

			993

		Colombia — 0.0% (g)
—	(h)	Pacific Rubiales Energy Corp.	1

		Denmark — 0.9%
2		AP Moeller—Maersk A/S, Class B	5,782
24		Carlsberg A/S, Class B	2,268
219		Danske Bank A/S	6,322
216		Novo Nordisk A/S, Class B	9,948
490		TDC A/S	4,940

			29,260

		Finland — 0.2%
—	(h)	Nokian Renkaat OYJ	—	(h)
321		UPM-Kymmene OYJ	5,230

			5,230

		France — 3.8%
69		Air Liquide S.A.	8,729
126		Airbus Group N.V.	7,312
694		Alcatel-Lucent (a)	2,428
55		AtoS	4,271
331		AXA S.A.	7,613
139		BNP Paribas S.A.	9,202
56		Bouygues S.A.	2,224
59		Carrefour S.A.	2,029
25		Cie de St-Gobain	1,218
34		Cie Generale des Etablissements Michelin	3,760
10		Danone S.A.	741
136		Electricite de France S.A.	4,398
366		GDF Suez	9,439
36		Lafarge S.A.	2,805
17		LVMH Moet Hennessy Louis Vuitton S.A.	2,901
123		Orange S.A.	1,928
74		Renault S.A.	6,207
153		Sanofi	16,033
99		Schneider Electric SE	8,409
23		Societe Generale S.A.	1,151
43		Sodexo	4,237
99		Thales S.A.	5,613
206		Total S.A.	13,313
9		Unibail-Rodamco SE	2,306

			128,267

		Germany — 3.2%
78		Allianz SE	12,925
84		BASF SE	8,670
115		Bayer AG	15,110
75		Bayerische Motoren Werke AG	8,965
31		Brenntag AG	4,903
22		Continental AG	4,839
77		Daimler AG	6,333
60		Deutsche Bank AG	2,039
88		Deutsche Post AG	2,807
342		Deutsche Telekom AG	5,548
186		E.ON SE	3,516
70		HeidelbergCement AG	5,207
3		Linde AG	532
64		Metro AG (a)	2,300
21		Muenchener Rueckversicherungs AG	4,528
140		SAP SE	10,973
66		Siemens AG	8,193

			107,388

		Hong Kong — 1.0%
1,144		AIA Group Ltd.	6,127

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Hong Kong — Continued
336	BOC Hong Kong Holdings Ltd.	1,052
247	Cheung Kong Holdings Ltd.	4,772
173	Cheung Kong Infrastructure Holdings Ltd.	1,219
72	CLP Holdings Ltd.	599
223	Galaxy Entertainment Group Ltd.	1,875
348	Global Brands Group Holding Ltd. (a)	91
94	Hang Seng Bank Ltd.	1,598
457	HKT Trust and HKT Ltd.	540
389	Hong Kong & China Gas Co., Ltd.	851
55	Hong Kong Exchanges and Clearing Ltd.	1,239
297	Hutchison Whampoa Ltd.	4,029
26	Kerry Properties Ltd.	95
348	Li & Fung Ltd.	464
245	MTR Corp., Ltd.	962
214	Noble Group Ltd.	242
364	NWS Holdings Ltd.	673
96	Power Assets Holdings Ltd.	853
253	Sands China Ltd.	1,856
546	Sino Land Co., Ltd.	939
138	SJM Holdings Ltd.	369
121	Sun Hung Kai Properties Ltd.	1,837
202	Wharf Holdings Ltd.	1,610
138	Wheelock & Co., Ltd.	696
56	Yue Yuen Industrial Holdings Ltd.	185

		34,773

	Ireland — 0.8%
127	Accenture plc, Class A	10,061
44	Covidien plc	3,806
40	Perrigo Co. plc	5,986
58	Shire plc	4,810
44	XL Group plc	1,416

		26,079

	Italy — 1.2%
332	Assicurazioni Generali S.p.A.	6,927
644	Enel Green Power S.p.A.	1,780
1,386	Enel S.p.A.	7,889
272	Eni S.p.A.	6,921
1,668	Intesa Sanpaolo S.p.A.	4,954
3,844	Telecom Italia S.p.A. (a)	4,429
719	UniCredit S.p.A.	5,611

		38,511

	Japan — 7.4%
95	Ajinomoto Co., Inc.	1,460
1	Alfresa Holdings Corp.	60
426	Amada Co., Ltd.	4,133
19	Asahi Group Holdings Ltd.	570
224	Asahi Kasei Corp.	1,770
246	Astellas Pharma, Inc.	3,329
133	Bank of Yokohama Ltd. (The)	757
20	Benesse Holdings, Inc.	735
67	Bridgestone Corp.	2,411
43	Central Japan Railway Co.	6,064
353	Chiba Bank Ltd. (The)	2,570
43	Chubu Electric Power Co., Inc. (a)	498
85	Citizen Holdings Co., Ltd.	672
79	Daicel Corp.	797
257	Dai-ichi Life Insurance Co., Ltd. (The)	3,620
48	Daikin Industries Ltd.	3,310
136	Daiwa House Industry Co., Ltd.	2,761
56	Dentsu, Inc.	2,218
46	East Japan Railway Co.	3,653
38	Electric Power Development Co., Ltd.	1,237
10	FANUC Corp.	1,797
3	Fast Retailing Co., Ltd.	957
70	Fuji Heavy Industries Ltd.	2,008
40	FUJIFILM Holdings Corp.	1,128
367	Fujitsu Ltd.	2,813
374	Furukawa Electric Co., Ltd.	791
93	Gunma Bank Ltd. (The)	547
50	Hakuhodo DY Holdings, Inc.	525
11	Hirose Electric Co., Ltd.	1,476
1,073	Hitachi Ltd.	8,317
143	Hokuhoku Financial Group, Inc.	294
92	Honda Motor Co., Ltd.	3,206
62	Ibiden Co., Ltd.	1,229
180	Inpex Corp.	2,660
21	Isetan Mitsukoshi Holdings Ltd.	260
142	Japan Tobacco, Inc.	4,976
225	JX Holdings, Inc.	1,155
21	Kao Corp.	843
262	Kawasaki Heavy Industries Ltd.	1,019
76	KDDI Corp.	4,380
26	Keio Corp.	207
9	Keyence Corp.	4,008
21	Kintetsu World Express, Inc.	882
338	Kobe Steel Ltd.	550
235	Kubota Corp.	3,094
208	Kyowa Hakko Kirin Co., Ltd.	2,858

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Japan — Continued
69		Kyushu Electric Power Co., Inc.	763
47		Mabuchi Motor Co., Ltd.	3,683
158		Marubeni Corp.	1,110
141		Marui Group Co., Ltd.	1,356
230		Medipal Holdings Corp.	2,902
119		Mitsubishi Corp.	2,516
69		Mitsubishi Electric Corp.	911
385		Mitsubishi Heavy Industries Ltd.	2,510
7		Mitsubishi Motors Corp.	83
1,896		Mitsubishi UFJ Financial Group, Inc.	11,179
288		Mitsui & Co., Ltd.	4,614
517		Mitsui Chemicals, Inc.	1,394
158		Mitsui Fudosan Co., Ltd.	5,218
1,447		Mizuho Financial Group, Inc.	2,810
29		MS&AD Insurance Group Holdings, Inc.	656
143		NEC Corp.	552
107		NGK Spark Plug Co., Ltd.	3,199
133		NH Foods Ltd.	2,723
1		Nintendo Co., Ltd.	100
134		Nippon Express Co., Ltd.	648
1,044		Nippon Steel & Sumitomo Metal Corp.	3,153
48		Nippon Telegraph & Telephone Corp.	3,207
301		Nippon Yusen KK	862
253		Nissan Motor Co., Ltd.	2,482
11		Nitori Holdings Co., Ltd.	601
483		Nomura Holdings, Inc.	3,047
221		NSK Ltd.	3,109
287		ORIX Corp.	4,630
32		Otsuka Corp.	1,435
58		Otsuka Holdings Co., Ltd.	1,844
162		Panasonic Corp.	2,024
439		Resona Holdings, Inc.	2,449
267		Ricoh Co., Ltd.	3,053
8		Rinnai Corp.	701
2		Santen Pharmaceutical Co., Ltd.	100
40		Sanwa Holdings Corp.	282
7		Secom Co., Ltd.	438
40		Seiko Epson Corp.	1,716
127		Sekisui Chemical Co., Ltd.	1,523
80		Sekisui House Ltd.	1,043
46		Seven & I Holdings Co., Ltd.	1,914
276		Sharp Corp. (a)	860
267		Shimizu Corp.	2,045
28		Shin-Etsu Chemical Co., Ltd.	1,751
3		SMC Corp.	801
94		SoftBank Corp.	6,757
60		Sony Corp.	1,101
199		Sumitomo Bakelite Co., Ltd.	790
154		Sumitomo Corp.	2,035
—	(h)	Sumitomo Forestry Co., Ltd.	1
148		Sumitomo Mitsui Financial Group, Inc.	6,025
28		Sumitomo Realty & Development Co., Ltd.	1,156
112		Sumitomo Rubber Industries Ltd.	1,622
—	(h)	Sundrug Co., Ltd.	18
44		Suntory Beverage & Food Ltd.	1,649
82		Suzuken Co., Ltd.	2,614
31		Suzuki Motor Corp.	1,038
104		T&D Holdings, Inc.	1,303
13		Taisho Pharmaceutical Holdings Co., Ltd.	911
103		Takashimaya Co., Ltd.	947
50		Takeda Pharmaceutical Co., Ltd.	2,290
26		Tohoku Electric Power Co., Inc.	284
37		Tokio Marine Holdings, Inc.	1,154
350		Tokyo Gas Co., Ltd.	1,999
167		Tokyu Corp.	1,201
161		Tokyu Fudosan Holdings Corp.	1,220
254		Toshiba Corp.	1,130
324		Toyota Motor Corp.	19,123
405		Yamada Denki Co., Ltd.	1,438
27		Yamato Holdings Co., Ltd.	554

			246,962

		Luxembourg — 0.1%
234		ArcelorMittal	3,547

		Netherlands — 1.7%
51		ASML Holding N.V.	4,836
372		ING Groep N.V., CVA (a)	4,836
236		Koninklijke KPN N.V. (a)	755
570		Royal Dutch Shell plc, Class A	23,450
266		Royal Dutch Shell plc, Class B	11,458
155		TNT Express N.V.	1,252
239		Unilever N.V., CVA	9,827
22		Wolters Kluwer N.V.	615

			57,029

		New Zealand — 0.0% (g)
300		Telecom Corp. of New Zealand Ltd.	724

		Norway — 0.3%
305		DNB ASA	5,412

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Norway — Continued
575	Norsk Hydro ASA	3,407
100	Statoil ASA	2,857

		11,676

	Portugal — 0.1%
530	EDP—Energias de Portugal S.A.	2,482

	Singapore — 0.8%
117	Avago Technologies Ltd.	8,104
441	CapitaCommercial Trust	588
240	DBS Group Holdings Ltd.	3,497
328	Global Logistic Properties Ltd.	730
1,821	Golden Agri-Resources Ltd.	777
570	Hutchison Port Holdings Trust, Class U	424
18	Jardine Cycle & Carriage Ltd.	669
276	Keppel Corp., Ltd.	2,419
90	Keppel Land Ltd.	262
345	Oversea-Chinese Banking Corp., Ltd.	2,754
31	Sembcorp Industries Ltd.	136
71	Singapore Airlines Ltd.	586
144	Singapore Exchange Ltd.	812
693	Singapore Telecommunications Ltd.	2,254
80	United Overseas Bank Ltd.	1,544
191	Wilmar International Ltd.	499

		26,055

	Spain — 1.3%
34	Amadeus IT Holding S.A., Class A	1,333
257	Banco Bilbao Vizcaya Argentaria S.A.	3,160
20	Banco Santander S.A. (a)	202
983	Banco Santanders S.A.	9,878
1,778	Bankia S.A. (a)	3,483
354	Distribuidora Internacional de Alimentacion S.A.	2,931
632	Iberdrola S.A.	4,702
177	Inditex S.A.	5,158
167	Repsol S.A.	4,161
473	Telefonica S.A. (a)	7,706

		42,714

	Sweden — 0.8%
297	Electrolux AB, Series B	7,358
578	Nordea Bank AB	7,749
227	Tele2 AB, Class B	2,770
644	Telefonaktiebolaget LM Ericsson, Class B	8,021

		25,898

	Switzerland — 4.3%
79	ABB Ltd. (a)	1,826
119	ACE Ltd.	11,948
90	Cie Financiere Richemont S.A.	8,552
92	Credit Suisse Group AG (a)	2,501
1,041	Glencore plc (a)	6,288
78	Holcim Ltd. (a)	6,230
350	Nestle S.A.	25,923
238	Novartis AG	20,688
83	Roche Holding AG	23,991
91	Swiss Re AG (a)	7,737
8	Syngenta AG	2,745
41	TE Connectivity Ltd.	2,544
51	Tyco International Ltd.	2,195
607	UBS AG (a)	10,433
111	Wolseley plc	5,790
10	Zurich Insurance Group AG (a)	3,038

		142,429

	United Kingdom — 7.7%
888	3i Group plc	5,640
28	Anglo American plc	762
159	ARM Holdings plc	2,263
107	Associated British Foods plc	4,989
144	AstraZeneca plc	10,493
631	Aviva plc	5,337
2,548	Barclays plc	9,659
351	BG Group plc	6,931
226	BHP Billiton plc	7,722
1,861	BP plc	15,156
281	British American Tobacco plc	16,457
1,237	BT Group plc	8,101
15	Bunzl plc	406
76	Compass Group plc	1,238
142	Diageo plc	4,274
81	Ensco plc, Class A	4,092
390	GlaxoSmithKline plc	9,405
1,703	HSBC Holdings plc	18,261
166	Imperial Tobacco Group plc	7,170
1,708	ITV plc	5,996
838	J Sainsbury plc	4,417
7,154	Lloyds Banking Group plc (a)	8,918
164	Marks & Spencer Group plc	1,184
325	Meggitt plc	2,785
51	Next plc	5,877
62	Noble Corp. plc	1,952
194	Persimmon plc (a)	4,081
249	Prudential plc	5,720

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		United Kingdom — Continued
38		Randgold Resources Ltd.	3,240
118		Reckitt Benckiser Group plc	10,428
61		Rio Tinto Ltd.	3,709
150		Rio Tinto plc	8,597
321		Rolls-Royce Holdings plc (a)	5,598
175		SABMiller plc	9,535
284		Smith & Nephew plc	4,892
259		SSE plc	6,354
183		Standard Chartered plc	3,801
2,656		Vodafone Group plc	8,844
82		Whitbread plc	5,903
351		WPP plc	6,982

			257,169

		United States — 51.5%
8		3M Co.	1,160
312		Abbott Laboratories	13,153
34		AbbVie, Inc.	1,773
27		Actavis plc (a)	5,859
137		Adobe Systems, Inc. (a)	9,479
76		Aetna, Inc.	5,866
12		AGCO Corp.	571
480		Alcoa, Inc.	7,864
41		Alexion Pharmaceuticals, Inc. (a)	6,516
29		Allergan, Inc.	4,763
9		Alliance Data Systems Corp. (a)	2,439
41		Amazon.com, Inc. (a)	12,687
35		American Express Co.	3,081
46		American International Group, Inc.	2,378
19		American Tower Corp.	1,748
—	(h)	Amgen, Inc.	31
79		Anadarko Petroleum Corp.	8,466
33		Apache Corp.	3,358
646		Apple, Inc.	61,781
159		Archer-Daniels-Midland Co.	7,361
256		AT&T, Inc.	9,103
10		AutoZone, Inc. (a)	5,015
37		AvalonBay Communities, Inc.	5,466
9		Avery Dennison Corp.	444
25		Axiall Corp.	1,069
42		Ball Corp.	2,596
1,448		Bank of America Corp.	22,085
24		Baxter International, Inc.	1,817
196		BB&T Corp.	7,266
99		Berkshire Hathaway, Inc., Class B (a)	12,401
50		Biogen Idec, Inc. (a)	16,797
3		BlackRock, Inc.	832
44		Boston Properties, Inc.	5,254
459		Boston Scientific Corp. (a)	5,872
273		Bristol-Myers Squibb Co.	13,810
171		Broadcom Corp., Class A	6,557
28		Cameron International Corp. (a)	1,959
78		Capital One Financial Corp.	6,231
128		CareFusion Corp. (a)	5,601
18		Carnival Corp.	659
—	(h)	Catamaran Corp. (a)	1
19		Caterpillar, Inc.	1,928
33		CBS Corp. (Non-Voting), Class B	1,857
6		CBS Outdoor Americas, Inc.	188
146		Celgene Corp. (a)	12,742
150		CenterPoint Energy, Inc.	3,652
34		Cerner Corp. (a)	1,857
346		Charles Schwab Corp. (The)	9,592
12		Charter Communications, Inc., Class A (a)	1,834
34		Cheniere Energy, Inc. (a)	2,394
207		Chevron Corp.	26,755
667		Cisco Systems, Inc.	16,818
380		Citigroup, Inc.	18,596
60		Citrix Systems, Inc. (a)	4,094
32		CME Group, Inc.	2,366
176		CMS Energy Corp.	5,078
528		Coca-Cola Co. (The)	20,736
57		Coca-Cola Enterprises, Inc.	2,598
178		Cognizant Technology Solutions Corp., Class A (a)	8,747
40		Colgate-Palmolive Co.	2,566
380		Comcast Corp., Class A	20,403
17		Computer Sciences Corp.	1,058
55		ConocoPhillips	4,526
63		Constellation Brands, Inc., Class A (a)	5,281
141		Corning, Inc.	2,762
87		Costco Wholesale Corp.	10,222
94		Crown Holdings, Inc. (a)	4,393
336		CSX Corp.	10,057
212		CVS Caremark Corp.	16,215
74		DDR Corp.	1,306
52		Deere & Co.	4,398
109		Delta Air Lines, Inc.	4,073
137		DiamondRock Hospitality Co.	1,685
13		DIRECTV (a)	1,106

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	United States — Continued
59	DISH Network Corp., Class A (a)	3,679
47	Dollar General Corp. (a)	2,590
36	Dollar Tree, Inc. (a)	1,987
99	Dominion Resources, Inc.	6,674
188	Dow Chemical Co. (The)	9,593
74	Dr. Pepper Snapple Group, Inc.	4,338
35	Dunkin’ Brands Group, Inc.	1,501
15	E.I. du Pont de Nemours & Co.	985
160	Eaton Corp. plc	10,864
50	eBay, Inc. (a)	2,614
141	Edison International	7,752
26	Eli Lilly & Co.	1,608
197	EMC Corp.	5,768
176	Emerson Electric Co.	11,185
83	Entergy Corp.	6,030
96	EOG Resources, Inc.	10,476
44	EQT Corp.	4,156
51	Estee Lauder Cos., Inc. (The), Class A	3,716
210	Exelon Corp.	6,514
15	Expedia, Inc.	1,172
69	Extra Space Storage, Inc.	3,578
403	Exxon Mobil Corp.	39,915
158	Facebook, Inc., Class A (a)	11,443
29	FedEx Corp.	4,298
45	Fidelity National Information Services, Inc.	2,524
14	Flowserve Corp.	1,072
123	Fluor Corp.	8,987
24	FMC Technologies, Inc. (a)	1,443
126	Freeport-McMoRan, Inc.	4,672
21	Gap, Inc. (The)	850
33	General Dynamics Corp.	3,816
639	General Electric Co.	16,080
101	General Growth Properties, Inc.	2,362
293	General Motors Co.	9,894
97	Gilead Sciences, Inc. (a)	8,867
32	Goldman Sachs Group, Inc. (The)	5,455
33	Google, Inc., Class A (a)	19,374
38	Google, Inc., Class C (a)	21,577
144	Halliburton Co.	9,940
43	Harman International Industries, Inc.	4,720
136	Hartford Financial Services Group, Inc. (The)	4,662
57	Hess Corp.	5,629
212	Hewlett-Packard Co.	7,547
74	Highwoods Properties, Inc.	3,124
11	HollyFrontier Corp.	504
217	Home Depot, Inc. (The)	17,578
167	Honeywell International, Inc.	15,333
80	Host Hotels & Resorts, Inc.	1,742
61	Humana, Inc.	7,181
199	Intel Corp.	6,744
32	Intercontinental Exchange, Inc.	6,077
2	IntercontinentalExchange Group, Inc.	375
77	International Business Machines Corp.	14,703
42	International Paper Co.	2,014
5	Intuit, Inc.	448
167	Invesco Ltd.	6,275
363	Johnson & Johnson	36,310
18	Johnson Controls, Inc.	859
1	KBR, Inc.	29
53	Kellogg Co.	3,176
46	Kilroy Realty Corp.	2,842
75	Kimberly-Clark Corp.	7,789
78	KLA-Tencor Corp.	5,569
20	Kroger Co. (The)	964
55	L-3 Communications Holdings, Inc.	5,819
117	Lam Research Corp.	8,209
28	Lennar Corp., Class A	1,030
110	Liberty Property Trust	3,852
45	Lincoln National Corp.	2,342
238	Lowe’s Cos., Inc.	11,373
76	Macy’s, Inc.	4,370
259	Marathon Oil Corp.	10,040
1	Marathon Petroleum Corp.	84
50	Marriott International, Inc., Class A	3,241
164	Marsh & McLennan Cos., Inc.	8,303
18	Martin Marietta Materials, Inc.	2,276
117	Masco Corp.	2,429
26	MasterCard, Inc., Class A	1,911
47	McDonald’s Corp.	4,448
47	McKesson Corp.	9,025
361	Merck & Co., Inc.	20,486
219	MetLife, Inc.	11,503
1	Micron Technology, Inc. (a)	20
911	Microsoft Corp.	39,315
24	Mid-America Apartment Communities, Inc.	1,661
59	Molson Coors Brewing Co., Class B	3,967
401	Mondelez International, Inc., Class A	14,434

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		United States — Continued
102		Monsanto Co.	11,491
321		Morgan Stanley	10,389
63		Mosaic Co. (The)	2,913
114		NextEra Energy, Inc.	10,669
11		NIKE, Inc., Class B	838
161		NiSource, Inc.	6,055
109		Norfolk Southern Corp.	11,038
3		NVR, Inc. (a)	3,267
97		Occidental Petroleum Corp.	9,517
23		Omnicom Group, Inc.	1,629
373		Oracle Corp.	15,056
24		Owens-Illinois, Inc. (a)	764
174		PACCAR, Inc.	10,806
8		Parker Hannifin Corp.	885
115		PepsiCo, Inc.	10,151
475		Pfizer, Inc.	13,645
202		Philip Morris International, Inc.	16,560
32		Phillips 66	2,603
11		Pioneer Natural Resources Co.	2,372
117		PNC Financial Services Group, Inc. (The)	9,656
9		Priceline Group, Inc. (The) (a)	11,045
349		Procter & Gamble Co. (The)	26,951
121		Prologis, Inc.	4,938
103		Prudential Financial, Inc.	8,920
233		PulteGroup, Inc.	4,113
76		QEP Resources, Inc.	2,507
264		QUALCOMM, Inc.	19,437
71		Questar Corp.	1,583
71		Regions Financial Corp.	716
51		Ross Stores, Inc.	3,271
96		Royal Caribbean Cruises Ltd.	5,710
189		Schlumberger Ltd.	20,474
30		Sealed Air Corp.	976
56		Sempra Energy	5,600
18		Sherwin-Williams Co. (The)	3,642
57		Simon Property Group, Inc.	9,666
8		Snap-on, Inc.	995
50		SPX Corp.	4,920
122		Starbucks Corp.	9,507
94		State Street Corp.	6,609
100		Stryker Corp.	8,014
62		SunTrust Banks, Inc.	2,353
2		Superior Energy Services, Inc.	76
8		SVB Financial Group (a)	923
92		TD Ameritrade Holding Corp.	2,952
37		Thermo Fisher Scientific, Inc.	4,475
35		Thomson Reuters Corp.	1,319
29		Time Warner Cable, Inc.	4,200
206		Time Warner, Inc.	17,061
181		TJX Cos., Inc. (The)	9,619
25		T-Mobile US, Inc. (a)	828
65		TRW Automotive Holdings Corp. (a)	6,602
272		Twenty-First Century Fox, Inc., Class A	8,621
43		Twenty-First Century Fox, Inc., Class B	1,360
20		Tyson Foods, Inc., Class A	749
203		U.S. Bancorp	8,517
178		Union Pacific Corp.	17,531
90		United Continental Holdings, Inc. (a)	4,197
21		United Parcel Service, Inc., Class B	2,084
91		United States Steel Corp.	3,050
164		United Technologies Corp.	17,260
167		UnitedHealth Group, Inc.	13,516
111		V.F. Corp.	6,829
27		Valeant Pharmaceuticals International, Inc. (a)	3,123
83		Valero Energy Corp.	4,223
—	(h)	Veritiv Corp. (a)	—	(h)
531		Verizon Communications, Inc.	26,782
42		Vertex Pharmaceuticals, Inc. (a)	3,770
86		Visa, Inc., Class A	18,208
33		VMware, Inc., Class A (a)	3,316
17		W.W. Grainger, Inc.	4,051
98		Wal-Mart Stores, Inc.	7,244
205		Walt Disney Co. (The)	17,566
1		Waste Management, Inc.	62
662		Wells Fargo & Co.	33,693
73		Wisconsin Energy Corp.	3,187
150		Xerox Corp.	1,991
140		Xilinx, Inc.	5,774
83		Yum! Brands, Inc.	5,742

			1,717,485

		Total Common Stocks (Cost $2,844,504)	3,146,763

Preferred Stocks — 0.5%
		Germany — 0.5%
78		Henkel AG & Co. KGaA	8,724

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — Continued
	Germany — Continued
21	Volkswagen AG	4,957

		13,681

	Total Preferred Stocks (Cost $13,492)	13,681

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Spain — 0.0% (g)
— (h)	Banco Santander S.A., expiring 08/14/14 (a) (Cost $—)	—	(h)

SHARES
Short-Term Investment — 4.6%
	Investment Company — 4.6%
154,838	JPMorgan Prime Money Market Fund, 0.010% (b) (l) (Cost $154,838)	154,838

	Total Investments — 99.5% (Cost $3,012,834)	3,315,282
	Other Assets in Excess of Liabilities — 0.5%	18,033

	NET ASSETS — 100.0%	$3,333,315

Percentages indicated are based on net assets.

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	9.6%
Oil, Gas & Consumable Fuels	7.9
Pharmaceuticals	7.1
Insurance	4.1
Media	3.0
Software	2.5
Technology Hardware, Storage & Peripherals	2.4
Metals & Mining	2.4
Diversified Telecommunication Services	2.4
Food Products	2.2
IT Services	2.2
Beverages	2.2
Chemicals	2.0
Capital Markets	2.0
Automobiles	1.9
Aerospace & Defense	1.9
Food & Staples Retailing	1.9
Road & Rail	1.9
Electric Utilities	1.9
Real Estate Investment Trusts (REITs)	1.8
Household Products	1.7
Specialty Retail	1.7
Internet Software & Services	1.7
Biotechnology	1.6
Semiconductors & Semiconductor Equipment	1.5
Hotels, Restaurants & Leisure	1.4
Communications Equipment	1.4
Tobacco	1.4
Machinery	1.3
Multi-Utilities	1.3
Health Care Equipment & Supplies	1.3
Health Care Providers & Services	1.3
Energy Equipment & Services	1.2
Electrical Equipment	1.1
Industrial Conglomerates	1.0
Diversified Financial Services	1.0
Household Durables	1.0
Others (each less than 1.0%)	9.1
Short-Term Investment	4.7

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT JULY 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
186	TOPIX Index	09/11/14	$23,371	$1,027
89	S&P/TSX 60 Index	09/18/14	14,415	487
475	Dow Jones Euro STOXX 50 Index	09/19/14	19,838	(222)
803	E-mini S&P 500	09/19/14	77,281	(609)

				$683

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVA	—	Dutch Certification
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares, number of rights or dollars).
(l)	—	The rate shown is the current yield as of July 31, 2014.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $ 1,275,981,000 and 38.5%, respectively.

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$334,492
Aggregate gross unrealized depreciation	(32,044)

Net unrealized appreciation/depreciation	$302,448

Federal income tax cost of investments	$3,012,834

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices		Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$4,322		$96,567		$—	$100,889
Austria	—	(a)	2,208		—	2,208
Belgium	—		24,323		—	24,323
Bermuda	2,689		—		—	2,689
Canada	111,982		—		—	111,982
China	—		993		—	993
Colombia	1		—		—	1
Denmark	—		29,260		—	29,260
Finland	—		5,230		—	5,230
France	—		128,267		—	128,267
Germany	—		107,388		—	107,388
Hong Kong	942		33,831		—	34,773
Ireland	21,269		4,810		—	26,079
Italy	—		38,511		—	38,511
Japan	—		246,962		—	246,962
Luxembourg	—		3,547		—	3,547
Netherlands	—		57,029		—	57,029
New Zealand	724		—		—	724
Norway	—		11,676		—	11,676
Portugal	—		2,482		—	2,482
Singapore	8,104		17,951		—	26,055
Spain	—		42,714		—	42,714
Sweden	—		25,898		—	25,898
Switzerland	16,687		125,742		—	142,429
United Kingdom	6,044		251,125		—	257,169
United States	1,717,485		—		—	1,717,485

Total Common Stocks	1,890,249		1,256,514		—	3,146,763

Preferred Stocks
Germany	—		13,681		—	13,681
Rights
Spain	—		—	(b)	—	—	(b)
Short-Term Investment
Investment Company	154,838		—		—	154,838

Total Investments in Securities	$2,045,087		$1,270,195		$—	$3,315,282

Appreciation in Other Financial Instruments
Futures Contracts	$1,514		$—		$—	$1,514

Depreciation in Other Financial Instruments
Futures Contracts	$(831)		$—		$—	$(831)

(a)	Value is zero.
(b)	Amount rounds to less than $1,000.

There were no transfers among any levels during the period ended July 31, 2014.

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.3%
	Canada — 2.3%
1,367	Lululemon Athletica, Inc. (a)	52,588
1,468	MEG Energy Corp. (a)	52,643

		105,231

	China — 9.9%
355	Baidu, Inc., ADR (a)	76,698
46,503	China Merchants Bank Co., Ltd., Class H	93,980
310	CNOOC Ltd., ADR	54,768
38,000	Country Garden Holdings Co., Ltd.	19,331
143,000	Industrial & Commercial Bank of China Ltd., Class H	97,528
32,000	KWG Property Holding Ltd.	23,364
2,927	Phoenix New Media Ltd., ADR (a)	29,504
19,200	Sinopharm Group Co., Ltd., Class H	56,263

		451,436

	France — 10.5%
4,652	AXA S.A.	106,878
864	IPSOS	23,403
381	Kering	81,566
456	Renault S.A.	38,067
1,142	Sanofi	119,900
926	Societe Generale S.A.	46,487
688	Technip S.A.	63,554

		479,855

	Germany — 1.1%
373	Bayer AG	49,201

	Hong Kong — 2.3%
14,000	China Overseas Land & Investment Ltd.	42,572
270,000	Emperor Watch & Jewellery Ltd.	17,250
6,000	Sands China Ltd.	44,050

		103,872

	Israel — 2.1%
1,774	Teva Pharmaceutical Industries Ltd., ADR	94,909

	Japan — 3.6%
1,000	KDDI Corp.	57,483
2,800	Komatsu Ltd.	62,096
1,100	Sumitomo Mitsui Financial Group, Inc.	44,841

		164,420

	Netherlands — 1.4%
1,063	NXP Semiconductor N.V. (a)	66,278

	South Korea — 2.1%
133	Hyundai Motor Co.	31,485
49	Samsung Electronics Co., Ltd.	63,417

		94,902

	Switzerland — 7.5%
450	ACE Ltd.	45,045
753	Cie Financiere Richemont S.A.	71,454
7,432	Glencore plc (a)	44,909
1,270	Novartis AG	110,488
4,045	UBS AG (a)	69,499

		341,395

	United Kingdom — 9.8%
36,892	Barclays plc	139,846
4,602	BG Group plc	90,748
5,092	Premier Oil plc	27,596
4,575	Standard Chartered plc	94,875
29,209	Vodafone Group plc	97,269

		450,334

	United States — 45.7%
161	Amazon.com, Inc. (a)	50,391
682	Anadarko Petroleum Corp.	72,872
2,709	APR Energy plc	26,131
1,243	Baxter International, Inc.	92,840
7,869	Boston Scientific Corp. (a)	100,566
2,509	Cabot Oil & Gas Corp.	82,672
2,381	Cisco Systems, Inc.	60,073
3,477	Citigroup, Inc.	170,060
1,250	Cognizant Technology Solutions Corp., Class A (a)	61,312
1,306	Comcast Corp., Class A	70,171
469	Eaton Corp. plc	31,854
1,791	eBay, Inc. (a)	94,565
1,060	Freeport-McMoRan, Inc.	39,453
107	Google, Inc., Class A (a)	62,012
167	Google, Inc., Class C (a)	95,457
1,124	Hartford Financial Services Group, Inc. (The)	38,396
1,340	Johnson & Johnson	134,121
848	Lam Research Corp.	59,360
868	MetLife, Inc.	45,657
1,736	Microsoft Corp.	74,926
1,610	Owens Corning	54,820
1,557	Pfizer, Inc.	44,686
1,307	QUALCOMM, Inc.	96,326
5,233	Teradyne, Inc.	95,345
970	Time Warner, Inc.	80,529
1,002	Time, Inc. (a)	24,148

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	United States — Continued
1,561	United Continental Holdings, Inc. (a)	72,415
881	United Technologies Corp.	92,637
807	UnitedHealth Group, Inc.	65,407

		2,089,202

	Total Common Stocks (Cost $3,926,005)	4,491,035

Preferred Stock — 1.2%
	Germany — 1.2%
235	Volkswagen AG (Cost $44,524)	54,576

Short-Term Investment — 0.5%
	Investment Company — 0.5%
25,040	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $25,040)	25,040

	Total Investments — 100.0% (Cost $3,995,569)	4,570,651
	Other Assets in Excess of Liabilities — 0.0% (g)	252

	NET ASSETS — 100.0%	$4,570,903

Percentages indicated are based on net assets.

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	15.0%
Pharmaceuticals	12.1
Oil, Gas & Consumable Fuels	8.4
Internet Software & Services	8.0
Semiconductors & Semiconductor Equipment	6.2
Insurance	5.2
Textiles, Apparel & Luxury Goods	4.5
Media	4.3
Health Care Equipment & Supplies	4.2
Communications Equipment	3.4
Wireless Telecommunication Services	3.3
Automobiles	2.7
Health Care Providers & Services	2.6
Aerospace & Defense	2.0
Metals & Mining	1.9
Real Estate Management & Development	1.8
Software	1.6
Airlines	1.6
Capital Markets	1.5
Energy Equipment & Services	1.4
Machinery	1.4
IT Services	1.4
Building Products	1.2
Internet & Catalog Retail	1.1
Hotels, Restaurants & Leisure	1.0
Others (each less than 1.0%)	1.7
Short-Term Investment	0.5

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of July 31, 2014.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $2,010,107 and 44.0%, respectively.

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$663,288
Aggregate gross unrealized depreciation	(88,206)

Net unrealized appreciation/depreciation	$575,082

Federal income tax cost of investments	$3,995,569

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both, individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Canada	$105,231	$—	$—	$105,231
China	160,970	290,466	—	451,436
France	—	479,855	—	479,855
Germany	—	49,201	—	49,201
Hong Kong	—	103,872	—	103,872
Israel	94,909	—	—	94,909
Japan	—	164,420	—	164,420
Netherlands	66,278	—	—	66,278
South Korea	—	94,902	—	94,902
Switzerland	45,045	296,350	—	341,395
United Kingdom	—	450,334	—	450,334
United States	2,063,071	26,131	—	2,089,202

Total Common Stocks	2,535,504	1,955,531	—	4,491,035

Preferred Stock
Germany	—	54,576	—	54,576
Short-Term Investment
Investment Company	25,040	—	—	25,040

Total Investments in Securities	$2,560,544	$2,010,107	$—	$4,570,651

There were no transfers among any levels during the period ended July 31, 2014.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 4.0%
		United States — 4.0%
		ABFC Trust,
1,558		Series 2005-WF1, Class M1, VAR, 0.515%, 11/25/34	1,321
2,471		Series 2004-OPT3, Class M1, VAR, 0.905%, 09/25/33	2,327
426		Series 2003-OPT1, Class A1A, VAR, 0.975%, 04/25/33	403
1,402		Series 2004-HE1, Class M1, VAR, 1.055%, 03/25/34	1,298
2,556		Accredited Mortgage Loan Trust, Series 2004-4, Class M1, VAR, 0.735%, 01/25/35	2,451
		ACE Securities Corp. Home Equity Loan Trust,
5,982		Series 2003-OP1, Class M1, VAR, 1.205%, 12/25/33	5,647
1,891		Series 2003-FM1, Class M1, VAR, 1.445%, 11/25/32	1,681
3,999		Series 2004-OP1, Class M2, VAR, 1.730%, 04/25/34	3,545
1,090		American Homes 4 Rent, Series 2014-SFR1, Class D, VAR, 2.350%, 06/17/31 (e)	1,087
		Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
442		Series 2004-R3, Class A1B, VAR, 0.855%, 05/25/34	436
9,172		Series 2004-R1, Class M1, VAR, 0.950%, 02/25/34	8,294
761		Series 2004-R1, Class M2, VAR, 1.025%, 02/25/34	678
565		Series 2004-R8, Class M1, VAR, 1.115%, 09/25/34	560
1,870		Series 2003-13, Class M1, VAR, 1.175%, 01/25/34	1,707
840		Series 2003-13, Class M2, VAR, 2.705%, 01/25/34	791
1,850		Argent Securities, Inc., Series 2003-W5, Class M2, VAR, 2.930%, 10/25/33	1,741
		Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
1,594		Series 2004-W3, Class A3, VAR, 0.975%, 02/25/34	1,473
3,180		Series 2004-W6, Class M1, VAR, 0.980%, 05/25/34	3,094
1,723		Series 2004-W7, Class M2, VAR, 1.055%, 05/25/34	1,640
1,072		Series 2004-W2, Class M2, VAR, 2.030%, 04/25/34	963
791		Series 2004-W2, Class M3, VAR, 2.255%, 04/25/34	713
		Asset-Backed Securities Corp. Home Equity Loan Trust,
3,040		Series 2001-HE3, Class A1, VAR, 0.692%, 11/15/31	2,851
1,456		Series 2001-HE3, Class M1, VAR, 1.052%, 11/15/31	1,333
2,297		Series 2003-HE4, Class M1, VAR, 1.397%, 08/15/33	2,161
3,788		Bayview Financial Acquisition Trust, Series 2006-D, Class 1A5, SUB, 5.668%, 12/28/36	3,770
878		Bayview Financial Mortgage Pass-Through Trust, Series 2006-C, Class 1A2, SUB, 5.638%, 11/28/36	884
		Bayview Opportunity Master Fund Trust,
560		Series 2013-2RPL, Class A, SUB, 3.721%, 03/28/18 (e)	560
2,267		Series 2013-3RPL, Class A, SUB, 3.721%, 04/28/18 (e)	2,279
		Bear Stearns Asset-Backed Securities I Trust,
—	(h)	Series 2005-AQ2, Class A3, VAR, 0.515%, 09/25/35	—	(h)
1,500		Series 2004-HE11, Class M2, VAR, 1.730%, 12/25/34	1,414
		Bear Stearns Asset-Backed Securities Trust,
2,818		Series 2004-SD4, Class A1, VAR, 1.055%, 08/25/44	2,835
887		Series 2003-1, Class M1, VAR, 1.805%, 11/25/42	842
2,367		Series 2004-HE2, Class M2, VAR, 1.955%, 03/25/34	2,210
		Centex Home Equity Loan Trust,
833		Series 2004-D, Class MF2, SUB, 5.560%, 09/25/34	771
2,301		Series 2004-D, Class MF3, SUB, 5.760%, 09/25/34	1,723
2,322		Series 2005-A, Class M1, VAR, 0.635%, 01/25/35	2,184
2,347		Series 2004-A, Class M1, VAR, 0.755%, 01/25/34	2,153
486		Series 2004-D, Class MV2, VAR, 0.845%, 09/25/34	384
		Chase Funding Loan Acquisition Trust,
2,552		Series 2004-AQ1, Class M1, VAR, 0.885%, 05/25/34	2,173
2,248		Series 2004-OPT1, Class M2, VAR, 1.655%, 06/25/34	2,147
		Chase Funding Trust,
1,162		Series 2004-1, Class 1M1, 4.725%, 05/25/33	1,115

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
		United States — Continued
2,401		Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	2,507
2,045		Series 2004-1, Class 2M1, VAR, 0.905%, 09/25/33	1,874
3,464		Series 2003-6, Class 2M1, VAR, 0.905%, 11/25/34	3,208
269		Series 2003-4, Class M1, VAR, 1.055%, 03/25/33	254
658		Series 2003-5, Class 1M2, VAR, 5.279%, 09/25/32	507
2,212		Series 2004-2, Class 1M1, VAR, 5.700%, 02/26/35	2,050
		Citigroup Mortgage Loan Trust, Inc.,
14		Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35	14
450		Series 2005-WF2, Class AF7, SUB, 5.249%, 08/25/35	452
—	(h)	Series 2006-WFH2, Class A2A, VAR, 0.305%, 08/25/36	—	(h)
1,755		Series 2006-WFH4, Class A3, VAR, 0.305%, 11/25/36	1,745
430		Series 2005-OPT1, Class M4, VAR, 1.205%, 02/25/35	339
		Countrywide Asset-Backed Certificates,
159		Series 2006-2, Class 2A2, VAR, 0.345%, 06/25/36	155
1,949		Series 2003-3, Class 3A, VAR, 0.695%, 11/25/33	1,784
14,687		Series 2004-2, Class M1, VAR, 0.905%, 05/25/34	13,942
6,261		Series 2004-3, Class M1, VAR, 0.905%, 06/25/34	5,993
5,944		Series 2003-BC1, Class A1, VAR, 0.955%, 03/25/33	5,480
1,097		Series 2004-1, Class M2, VAR, 0.980%, 03/25/34	1,050
918		Series 2004-3, Class M2, VAR, 0.980%, 06/25/34	846
1,970		Series 2004-1, Class 1M3, VAR, 1.130%, 02/25/34	1,847
2,327		Series 2004-6, Class M2, VAR, 1.130%, 10/25/34	2,222
1,644		Series 2004-ECC2, Class M2, VAR, 1.130%, 12/25/34	1,557
4,658		Series 2004-5, Class M2, VAR, 1.160%, 07/25/34	4,366
979		Series 2002-3, Class M1, VAR, 1.280%, 03/25/32	906
1,454		Series 2002-4, Class M1, VAR, 1.280%, 12/25/32	1,333
1,162		Series 2005-11, Class AF6, VAR, 5.050%, 02/25/36	1,207
1,156		Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB8, Class AF2, SUB, 4.271%, 12/25/35	1,143
		Equity One Mortgage Pass-Through Trust,
881		Series 2003-4, Class M1, SUB, 5.319%, 10/25/34	871
421		Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	425
299		Finance America Mortgage Loan Trust, Series 2004-3, Class M2, VAR, 1.100%, 11/25/34	267
		First Franklin Mortgage Loan Trust,
6,274		Series 2005-FF10, Class A4, VAR, 0.475%, 11/25/35	6,166
1,787		Series 2005-FF11, Class A2D, VAR, 0.835%, 11/25/35	1,736
3,434		Series 2004-FF5, Class A1, VAR, 0.875%, 08/25/34	3,299
11,237		Series 2004-FF4, Class M1, VAR, 1.010%, 06/25/34	10,004
		Fremont Home Loan Trust,
3,998		Series 2004-2, Class M2, VAR, 1.085%, 07/25/34	3,762
1,286		Series 2004-B, Class M2, VAR, 1.100%, 05/25/34	1,190
1,363		Series 2004-C, Class M1, VAR, 1.130%, 08/25/34	1,267
2,793		GSAA Trust, Series 2005-6, Class A3, VAR, 0.525%, 06/25/35	2,660
		GSAMP Trust,
1,455		Series 2007-HE1, Class A2B, VAR, 0.255%, 03/25/47	1,430
4,085		Series 2006-HE4, Class A2C, VAR, 0.305%, 06/25/36	3,627
4,526		Series 2006-FM1, Class A2C, VAR, 0.315%, 04/25/36	3,270
3,239		Series 2007-SEA1, Class A, VAR, 0.455%, 12/25/36 (e)	2,934
902		Series 2005-SEA2, Class A1, VAR, 0.505%, 01/25/45 (e)	879
2,121		Series 2003-SEA, Class A1, VAR, 0.555%, 02/25/33	1,979
2,562		Series 2005-NC1, Class M1, VAR, 0.830%, 02/25/35	2,475
2,348		Series 2003-HE1, Class M1, VAR, 1.401%, 06/20/33	2,249
		Home Equity Asset Trust,
520		Series 2004-6, Class M2, VAR, 1.055%, 12/25/34	455
579		Series 2004-7, Class M2, VAR, 1.145%, 01/25/35	553

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
	United States — Continued
1,384	Series 2003-3, Class M1, VAR, 1.445%, 08/25/33	1,302
1,057	Series 2003-1, Class M1, VAR, 1.655%, 06/25/33	1,017
	Home Equity Mortgage Loan Asset-Backed Trust,
3,575	Series 2004-C, Class M1, VAR, 0.995%, 03/25/35	3,211
3,390	Series 2004-C, Class M2, VAR, 1.055%, 03/25/35	3,183
	Long Beach Mortgage Loan Trust,
784	Series 2005-WL2, Class M1, VAR, 0.625%, 08/25/35	778
1,355	Series 2001-2, Class M1, VAR, 0.995%, 07/25/31	1,307
219	Series 2004-3, Class M2, VAR, 1.055%, 07/25/34	210
775	Series 2003-4, Class M1, VAR, 1.175%, 08/25/33	742
3,878	Series 2002-5, Class M1, VAR, 1.400%, 11/25/32	3,619
	MASTR Asset-Backed Securities Trust,
3,577	Series 2005-NC1, Class M2, VAR, 0.905%, 12/25/34	3,266
2,391	Series 2004-OPT2, Class M2, VAR, 1.130%, 09/25/34	2,170
14	Series 2003-WMC2, Class M1, VAR, 1.205%, 08/25/33	14
	Merrill Lynch Mortgage Investors Trust,
1,705	Series 2003-OPT1, Class M1, VAR, 1.130%, 07/25/34	1,551
157	Series 2004-WMC5, Class M5, VAR, 1.880%, 07/25/35	149
	Morgan Stanley ABS Capital I, Inc. Trust,
2,261	Series 2005-HE1, Class M2, VAR, 0.860%, 12/25/34	2,165
417	Series 2005-NC1, Class M3, VAR, 0.920%, 01/25/35	336
1,769	Series 2005-HE1, Class M3, VAR, 0.935%, 12/25/34	1,507
4,149	Series 2004-NC3, Class M1, VAR, 0.950%, 03/25/34	3,938
11,960	Series 2004-HE1, Class M1, VAR, 1.010%, 01/25/34	11,043
5,965	Series 2004-HE3, Class M1, VAR, 1.010%, 03/25/34	5,558
6,785	Series 2004-NC5, Class M1, VAR, 1.055%, 05/25/34	6,170
4,930	Series 2004-HE6, Class M2, VAR, 1.055%, 08/25/34	4,756
3,296	Series 2004-WMC2, Class M1, VAR, 1.070%, 07/25/34	3,151
2,881	Series 2004-OP1, Class M2, VAR, 1.070%, 11/25/34	2,773
3,061	Series 2004-HE7, Class M2, VAR, 1.100%, 08/25/34	2,915
390	Series 2004-NC7, Class M3, VAR, 1.130%, 07/25/34	391
1,339	Series 2004-HE6, Class M3, VAR, 1.130%, 08/25/34	1,197
129	Series 2004-HE7, Class M3, VAR, 1.175%, 08/25/34	121
1,269	Series 2004-OP1, Class M3, VAR, 1.175%, 11/25/34	1,155
919	Series 2004-NC8, Class M3, VAR, 1.265%, 09/25/34	850
1,178	Series 2004-HE8, Class M3, VAR, 1.280%, 09/25/34	1,094
1,192	Series 2004-HE2, Class M2, VAR, 1.955%, 03/25/34	1,011
1,333	Series 2004-HE2, Class M3, VAR, 2.330%, 03/25/34	639
	New Century Home Equity Loan Trust,
395	Series 2005-1, Class M3, VAR, 0.935%, 03/25/35	324
2,035	Series 2004-4, Class M2, VAR, 0.950%, 02/25/35	1,872
330	Series 2004-2, Class M2, VAR, 1.085%, 08/25/34	308
4,751	Series 2004-3, Class M2, VAR, 1.130%, 11/25/34	4,522
931	Series 2004-3, Class M3, VAR, 1.220%, 11/25/34	800
1,042	Series 2003-3, Class M1, VAR, 1.340%, 07/25/33	992
1,533	Series 2004-2, Class M4, VAR, 1.955%, 08/25/34	1,413
1,309	Series 2004-2, Class M6, VAR, 2.405%, 08/25/34	1,056
1,357	Series 2003-B, Class M2, VAR, 2.630%, 11/25/33	1,290
	NovaStar Mortgage Funding Trust,
4,395	Series 2004-2, Class M4, VAR, 1.955%, 09/25/34	3,884
2,012	Series 2003-3, Class M2, VAR, 2.630%, 12/25/33	1,931
	Option One Mortgage Acceptance Corp. Asset-Backed Certificates,
9,092	Series 2003-5, Class A1, VAR, 0.795%, 08/25/33	8,514
707	Series 2003-5, Class A2, VAR, 0.795%, 08/25/33	664

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
	United States — Continued
4,465	Series 2002-6, Class A1, VAR, 0.915%, 11/25/32	4,139
1,065	Series 2002-6, Class A2, VAR, 0.955%, 11/25/32	992
830	Series 2003-2, Class M1, VAR, 1.130%, 04/25/33	708
2,010	Series 2003-3, Class M1A, VAR, 1.715%, 06/25/33	1,876
551	Series 2003-5, Class M2, VAR, 2.480%, 08/25/33	506
	Option One Mortgage Loan Trust,
7,529	Series 2002-3, Class A1, VAR, 0.655%, 08/25/32	7,090
1,177	Series 2002-3, Class A2, VAR, 0.695%, 08/25/32	1,073
12,609	Series 2004-2, Class M1, VAR, 0.950%, 05/25/34	11,647
2,260	Series 2003-1, Class A2, VAR, 0.995%, 02/25/33	2,104
2,347	Series 2004-3, Class M2, VAR, 1.010%, 11/25/34	2,250
1,944	People’s Choice Home Loan Securities Trust, Series 2004-2, Class M3, VAR, 1.880%, 10/25/34	1,327
	RAMP Trust,
436	Series 2004-RS11, Class M1, VAR, 1.085%, 11/25/34	430
1,081	Series 2002-RS2, Class AI5, VAR, 6.030%, 03/25/32	1,068
	RASC Trust,
2,737	Series 2006-KS7, Class A3, VAR, 0.305%, 09/25/36	2,647
1,210	Series 2001-KS3, Class AII, VAR, 0.615%, 09/25/31	1,125
3,039	Series 2005-KS2, Class M1, VAR, 0.800%, 03/25/35	2,767
	Renaissance Home Equity Loan Trust,
2,034	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	1,989
1,941	Series 2003-3, Class M2F, SUB, 5.681%, 12/25/33	1,794
1,537	Series 2003-4, Class M2F, SUB, 5.744%, 03/25/34	1,331
1,462	Series 2005-2, Class AV3, VAR, 0.525%, 08/25/35	1,320
881	Series 2004-1, Class M1, VAR, 0.735%, 05/25/34	770
1,529	Series 2003-3, Class M1, VAR, 0.885%, 12/25/33	1,453
3,787	Series 2003-4, Class M1, VAR, 1.005%, 03/25/34	3,448
2,905	Series 2002-3, Class M1, VAR, 1.655%, 12/25/32	2,824
666	Series 2003-1, Class M1, VAR, 1.655%, 06/25/33	582
	Saxon Asset Securities Trust,
1,349	Series 2006-2, Class A3C, VAR, 0.305%, 09/25/36	1,260
3,222	Series 2003-3, Class M1, VAR, 1.130%, 12/25/33	3,032
1,663	Series 2004-2, Class MV2, VAR, 1.955%, 08/25/35	1,570
610	Series 2004-2, Class AF3, VAR, 5.230%, 08/25/35	614
	Securitized Asset-Backed Receivables LLC Trust,
4,359	Series 2005-OP1, Class M2, VAR, 0.830%, 01/25/35	3,945
4,088	Series 2004-NC1, Class M1, VAR, 0.935%, 02/25/34	3,789
3,302	Series 2005-FR2, Class M2, VAR, 1.130%, 03/25/35	3,113
1,316	Series 2004-OP1, Class M2, VAR, 1.805%, 02/25/34	1,176
3,886	Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M2, VAR, 1.760%, 02/25/35	3,600
	Structured Asset Investment Loan Trust,
3,985	Series 2005-HE2, Class M1, VAR, 0.875%, 07/25/35	3,719
15,629	Series 2004-6, Class A3, VAR, 0.955%, 07/25/34	14,775
778	Series 2004-8, Class M2, VAR, 1.085%, 09/25/34	680
6,427	Series 2004-1, Class M1, VAR, 1.130%, 02/25/34	6,129
676	Series 2003-BC10, Class A4, VAR, 1.155%, 10/25/33	639
5,879	Series 2004-7, Class M1, VAR, 1.205%, 08/25/34	5,539
4,246	Series 2003-BC7, Class M1, VAR, 1.280%, 07/25/33	4,066
1,363	Series 2004-BNC1, Class A5, VAR, 1.395%, 09/25/34	1,313
952	Series 2003-BC3, Class M1, VAR, 1.580%, 04/25/33	931
3,795	Series 2003-BC11, Class M2, VAR, 2.705%, 10/25/33	3,743
980	Series 2004-1, Class M2, VAR, 2.855%, 02/25/34	926

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
		United States — Continued
269		Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-AM1, Class M1, VAR, 1.505%, 04/25/33	261
4,087		VOLT NPL X LLC, Series 2013-NPL4, Class A1, SUB, 3.960%, 11/25/53 (e)	4,110
7,587		VOLT XIX LLC, Series 2013-NPL5, Class A1, SUB, 3.625%, 04/25/55 (e)	7,625
—	(h)	VOLT XVI LLC, Series 2013-NPL1, Class A, SUB, 4.250%, 08/25/58	—	(h)
5,975		VOLT XXI LLC, Series 2013-NPL7, Class A1, SUB, 3.625%, 11/25/53 (e)	5,999
2,255		VOLT XXIV LLC, Series 2014-NPL3, Class A2, SUB, 4.750%, 11/25/53 (e)	2,263
		Wells Fargo Home Equity Asset-Backed Securities Trust,
108		Series 2004-2, Class A21B, VAR, 0.575%, 10/25/34	104
2,776		Series 2004-2, Class M1, VAR, 0.755%, 10/25/34	2,686
2,189		Series 2004-2, Class M4, VAR, 1.355%, 10/25/34	2,063
1,289		Series 2004-2, Class M5, VAR, 1.405%, 10/25/34	1,216
461		Series 2004-2, Class M8A, VAR, 3.155%, 10/25/34 (e)	419
461		Series 2004-2, Class M8B, VAR, 5.000%, 10/25/34 (e)	419
		Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates,
775		Series 2004-1, Class M2, VAR, 0.785%, 04/25/34	687
1,253		Series 2004-1, Class M4, VAR, 1.305%, 04/25/34	1,008

		Total Asset-Backed Securities (Cost $411,495)	435,456

Collateralized Mortgage Obligations — 4.5%
		Non-Agency CMO — 4.5%
		United States — 4.5%
		Adjustable Rate Mortgage Trust
9,318		Series 2004-2, Class 6A1, VAR, 2.514%, 02/25/35	9,393
9,603		Series 2004-4, Class 4A1, VAR, 2.519%, 03/25/35	9,640
		Alternative Loan Trust
993		Series 2004-4CB, Class 1A1, 4.250%, 04/25/34	1,017
221		Series 2004-16CB, Class 2A1, 5.000%, 08/25/19	227
343		Series 2004-28CB, Class 4A1, 5.000%, 01/25/20	351
136		Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	137
407		Series 2004-4CB, Class 3A1, 5.000%, 04/25/34	422
1,953		Series 2005-85CB, Class 3A2, 5.250%, 02/25/21	1,890
289		Series 2003-J1, Class 1A2, 5.250%, 10/25/33	297
844		Series 2005-3CB, Class 1A4, 5.250%, 03/25/35	829
2,161		Series 2005-21CB, Class A4, 5.250%, 06/25/35	2,145
1,121		Series 2005-J11, Class 5A1, 5.500%, 11/25/20	1,081
459		Series 2007-9T1, Class 3A1, 5.500%, 05/25/22	425
977		Series 2005-J6, Class 2A1, 5.500%, 07/25/25	1,008
8,329		Series 2004-32CB, Class 2A5, 5.500%, 02/25/35	8,235
12,520		Series 2005-3CB, Class 1A13, 5.500%, 03/25/35	11,612
10,751		Series 2005-6CB, Class 1A4, 5.500%, 04/25/35	10,727
880		Series 2005-6CB, Class 1A6, 5.500%, 04/25/35	885
3,672		Series 2005-13CB, Class A4, 5.500%, 05/25/35	3,456
9,963		Series 2005-10CB, Class 1A5, 5.500%, 05/25/35	10,099
6,959		Series 2005-10CB, Class 1A8, 5.500%, 05/25/35	7,219
525		Series 2005-20CB, Class 1A1, 5.500%, 07/25/35	486
5,472		Series 2005-23CB, Class A15, 5.500%, 07/25/35	5,415
944		Series 2005-J14, Class A3, 5.500%, 12/25/35	861
7,106		Series 2005-64CB, Class 1A15, 5.500%, 12/25/35	6,719
466		Series 2006-J1, Class 1A13, 5.500%, 02/25/36	429
2,654		Series 2006-4CB, Class 2A5, 5.500%, 04/25/36	2,554
1,636		Series 2006-J3, Class 4A1, 5.750%, 05/25/26	1,459
1,238		Series 2004-28CB, Class 2A4, 5.750%, 01/25/35	1,240
442		Series 2005-J7, Class 2A1, 6.000%, 10/25/17	444

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	United States — Continued
650	Series 2007-25, Class 2A1, 6.000%, 11/25/22	641
2,503	Series 2004-12CB, Class 2A1, 6.000%, 06/25/34	2,673
764	Series 2004-27CB, Class A1, 6.000%, 12/25/34	764
2,286	Series 2004-28CB, Class 6A1, 6.000%, 01/25/35	2,400
9,615	Series 2005-21CB, Class A17, 6.000%, 06/25/35	9,907
1,619	Series 2006-19CB, Class A15, 6.000%, 08/25/36	1,440
725	Series 2006-25CB, Class A2, 6.000%, 10/25/36	673
476	Series 2007-8CB, Class A9, 6.000%, 05/25/37	420
355	Series 2007-19, Class 1A8, 6.000%, 08/25/37	298
2,043	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	2,039
	Banc of America Alternative Loan Trust
1,584	Series 2005-12, Class 5A1, 5.250%, 01/25/21	1,596
492	Series 2005-3, Class 2A1, 5.500%, 04/25/20	508
444	Series 2005-4, Class 3A1, 5.500%, 05/25/20	456
320	Series 2005-6, Class 7A1, 5.500%, 07/25/20	326
150	Series 2005-6, Class 5A4, 5.500%, 07/25/35	142
1,820	Series 2005-11, Class 4A5, 5.750%, 12/25/35	1,572
33	Series 2006-4, Class 2A1, 6.000%, 05/25/21	33
1,851	Series 2006-4, Class 3CB4, 6.000%, 05/25/46	1,549
1,487	Series 2006-5, Class CB7, 6.000%, 06/25/46	1,266
	Banc of America Funding Trust
671	Series 2007-4, Class 8A1, 5.500%, 11/25/34	651
7,472	Series 2005-6, Class 1A2, 5.500%, 10/25/35	7,050
1,616	Series 2006-2, Class 2A20, 5.750%, 03/25/36	1,588
4,166	Series 2005-7, Class 4A7, 6.000%, 11/25/35	4,286
2,388	Series 2006-A, Class 1A1, VAR, 2.639%, 02/20/36	2,402
	Banc of America Mortgage Trust
69	Series 2005-3, Class 2A2, 5.500%, 03/25/35	69
1,104	Series 2007-3, Class 1A1, 6.000%, 09/25/37	1,015
2,313	Series 2004-A, Class 2A2, VAR, 2.678%, 02/25/34	2,316
829	Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1, VAR, 0.315%, 02/25/34	763
1,489	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC5, Class M1, VAR, 1.160%, 10/25/34	1,190
672	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC4, Class M1, SUB, 5.658%, 09/25/33	661
	Chase Mortgage Finance Trust
2,790	Series 2006-S3, Class 1A2, 6.000%, 11/25/36	2,506
1,913	Series 2006-S4, Class A5, 6.000%, 12/25/36	1,774
557	Series 2007-S2, Class 1A8, 6.000%, 03/25/37	501
23,428	Series 2007-A2, Class 3A1, VAR, 2.612%, 07/25/37	23,459
	CHL Mortgage Pass-Through Trust
510	Series 2005-20, Class A7, 5.250%, 12/25/27	496
1,073	Series 2005-5, Class A2, 5.500%, 03/25/35	1,099
402	Series 2007-10, Class A4, 5.500%, 07/25/37	353
466	Series 2006-J2, Class 1A1, 6.000%, 04/25/36	444
4,359	Series 2006-10, Class 1A16, 6.000%, 05/25/36	4,071
8,720	Series 2006-18, Class 2A4, 6.000%, 12/25/36	8,070
1,306	Series 2006-17, Class A2, 6.000%, 12/25/36	1,225
3,458	Series 2007-3, Class A18, 6.000%, 04/25/37	3,223
1,108	Series 2007-13, Class A4, 6.000%, 08/25/37	1,065
235	Series 2006-15, Class A1, 6.250%, 10/25/36	214
1,400	Series 2007-18, Class 2A1, 6.500%, 11/25/37	1,201
3,711	Series 2004-25, Class 2A1, VAR, 0.495%, 02/25/35	3,366
433	Series 2003-27, Class A1, VAR, 2.519%, 06/25/33	429

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	United States — Continued
2,141	Citicorp Mortgage Securities Trust, Series 2007-4, Class 1A9, 6.000%, 05/25/37	1,926
1,778	Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, VAR, 2.500%, 10/25/35	1,758
	Citigroup Mortgage Loan Trust, Inc.,
869	Series 2005-3, Class 2A2A, VAR, 2.598%, 08/25/35	859
3,550	Series 2005-9, Class 2A2, 5.500%, 11/25/35	3,524
71	CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 2A1, 5.250%, 03/25/21	72
	Credit Suisse First Boston Mortgage Securities Corp.
148	Series 2005-10, Class 12A1, 5.250%, 11/25/20	149
9,842	Series 2005-2, Class 1A2, 5.250%, 01/25/28	10,029
5,730	Series 2005-10, Class 11A1, 5.500%, 11/25/20	5,822
13,132	Series 2004-4, Class 4A1, 5.500%, 08/25/34	13,961
330	Series 2004-8, Class 4A3, 5.500%, 12/25/34	338
1,978	Series 2005-4, Class 3A17, 5.500%, 06/25/35	2,021
926	Series 2005-10, Class 5A3, 5.500%, 11/25/35	813
2,194	Series 2004-AR5, Class 6A1, VAR, 2.464%, 06/25/34	2,206
4,640	Series 2004-AR6, Class 7A1, VAR, 2.523%, 10/25/34	4,745
7,426	Series 2004-AR4, Class 4A1, VAR, 2.631%, 05/25/34	7,519
	CSMC Mortgage-Backed Trust
457	Series 2007-3, Class 4A5, 5.000%, 04/25/37	425
1,994	Series 2007-2, Class 3A13, 5.500%, 03/25/37	1,909
146	Series 2006-8, Class 5A1, VAR, 5.642%, 10/25/26	124
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
212	Series 2005-2, Class 2A1, VAR, 0.455%, 03/25/20	197
538	Series 2005-1, Class 2A1, VAR, 5.740%, 02/25/20	556
880	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M3, VAR, 3.755%, 04/25/24	901
	First Horizon Alternative Mortgage Securities Trust
395	Series 2005-FA1, Class 1A4, 5.500%, 03/25/35	397
1,841	Series 2006-FA6, Class 3A1, 5.750%, 11/25/21	1,827
	First Horizon Mortgage Pass-Through Trust
40	Series 2005-8, Class 2A1, 5.250%, 02/25/21	40
7,150	Series 2005-5, Class 1A6, 5.500%, 10/25/35	7,036
176	Series 2006-2, Class 1A7, 6.000%, 08/25/36	175
1,336	Series 2006-2, Class 1A3, 6.000%, 08/25/36	1,330
1,105	Series 2006-3, Class 1A13, 6.250%, 11/25/36	1,122
	GMACM Mortgage Loan Trust
521	Series 2005-AR1, Class 3A, VAR, 2.972%, 03/18/35	515
1,900	Series 2004-AR2, Class 3A, VAR, 2.976%, 08/19/34	1,858
2,257	GSMSC Pass-Through Trust, Series 2008-2R, Class 2A1, VAR, 7.500%, 10/25/36 (e)	1,861
	GSR Mortgage Loan Trust
1,312	Series 2006-9F, Class 8A1, 5.500%, 08/25/21	1,243
637	Series 2004-15F, Class 1A2, 5.500%, 12/25/34	682
866	Series 2005-1F, Class 2A3, 6.000%, 02/25/35	893
2,464	Series 2006-1F, Class 2A16, 6.000%, 02/25/36	2,337
3,991	Series 2006-1F, Class 2A9, 6.000%, 02/25/36	3,785
1,450	Series 2007-1F, Class 3A13, 6.000%, 01/25/37	1,388
378	Series 2005-AR3, Class 6A1, VAR, 2.641%, 05/25/35	351
691	HarborView Mortgage Loan Trust, Series 2005-11, Class 2A1A, VAR, 0.466%, 08/19/45	644
	Impac CMB Trust
1,099	Series 2005-1, Class 1A1, VAR, 0.675%, 04/25/35	1,012
656	Series 2004-10, Class 3A1, VAR, 0.855%, 03/25/35	628
2,611	Series 2004-5, Class 1A1, VAR, 0.875%, 10/25/34	2,543

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	United States — Continued
2,174	Series 2004-9, Class 1A1, VAR, 0.915%, 01/25/35	1,984
5,027	Series 2004-6, Class 1A2, VAR, 0.935%, 10/25/34	4,650
951	Series 2004-5, Class 1M2, VAR, 1.025%, 10/25/34	866
1,814	Series 2004-7, Class 1A2, VAR, 1.075%, 11/25/34	1,681
668	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A4, 3.750%, 08/25/33	651
2,332	IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, VAR, 0.455%, 07/25/35	2,081
	JP Morgan Mortgage Trust
462	Series 2006-S2, Class 2A1, 5.000%, 06/25/21	458
456	Series 2006-S3, Class 2A4, 5.500%, 08/25/21	456
315	Series 2007-S3, Class 2A3, 6.000%, 08/25/22	315
483	Series 2004-A6, Class 1A1, VAR, 2.402%, 12/25/34	477
1,387	Series 2005-A3, Class 6A6, VAR, 2.544%, 06/25/35	1,394
802	Series 2007-A1, Class 2A2, VAR, 2.606%, 07/25/35	804
594	Series 2005-A8, Class 1A1, VAR, 5.131%, 11/25/35	571
3,165	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.500%, 12/25/35	2,923
	Lehman XS Trust
10,049	Series 2005-7N, Class 1A1A, VAR, 0.425%, 12/25/35	9,137
14,921	Series 2005-5N, Class 3A1A, VAR, 0.455%, 11/25/35	13,303
	MASTR Alternative Loan Trust
2,098	Series 2006-3, Class 3A1, 5.500%, 06/25/21	1,953
1,290	Series 2005-3, Class 1A1, 5.500%, 04/25/35	1,313
2,041	Series 2005-6, Class 1A2, 5.500%, 12/25/35	1,842
632	Series 2005-5, Class 3A1, 5.750%, 08/25/35	560
3,644	Series 2004-12, Class 3A1, 6.000%, 12/25/34	3,851
	Merrill Lynch Mortgage Investors Trust
930	Series 2006-AF2, Class AF2, 6.250%, 10/25/36	858
415	Series 2005-1, Class 2A1, VAR, 2.127%, 04/25/35	396
	Morgan Stanley Mortgage Loan Trust
413	Series 2005-4, Class 1A, 5.000%, 08/25/35	418
1,022	Series 2006-2, Class 1A, 5.250%, 02/25/21	985
1,166	Series 2004-8AR, Class 4A1, VAR, 2.455%, 10/25/34	1,154
1,618	Series 2004-9, Class 1A, VAR, 5.661%, 11/25/34	1,607
11,089	MortgageIT Trust, Series 2005-3, Class A1, VAR, 0.455%, 08/25/35	10,532
356	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-WF1, Class 2A5, SUB, 5.159%, 03/25/35	365
	RALI Trust
200	Series 2003-QS20, Class CB, 5.000%, 11/25/18	205
5,294	Series 2005-QS6, Class A1, 5.000%, 05/25/35	4,979
351	Series 2005-QS2, Class A1, 5.500%, 02/25/35	348
205	Series 2006-QS18, Class 3A1, 5.750%, 12/25/21	199
2,469	Series 2005-QS17, Class A3, 6.000%, 12/25/35	2,169
4,678	Series 2006-QS4, Class A2, 6.000%, 04/25/36	3,998
936	Series 2004-QS15, Class A2, VAR, 0.555%, 11/25/34	895
4,412	Series 2004-QA3, Class CB2, VAR, 3.630%, 08/25/34	4,524
	Residential Asset Securitization Trust
718	Series 2004-A6, Class A1, 5.000%, 08/25/19	739
917	Series 2004-A8, Class A1, 5.250%, 11/25/34	953
6,607	Series 2005-A3, Class A2, 5.500%, 04/25/35	5,945
310	Series 2005-A14, Class A1, 5.500%, 12/25/35	280
4,232	Series 2005-A8CB, Class A11, 6.000%, 07/25/35	3,962
	RFMSI Trust
1,598	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	1,621
1,256	Series 2005-S1, Class 2A1, 4.750%, 02/25/20	1,293
424	Series 2006-S10, Class 2A1, 5.500%, 10/25/21	438
418	Series 2005-S7, Class A6, 5.500%, 11/25/35	426

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	United States — Continued
121	Series 2006-S12, Class 2A2, 6.000%, 12/25/36	119
2,878	Structured Asset Mortgage Investments II Trust, Series 2005-AR7, Class 5A1, VAR, 1.581%, 03/25/46	2,434
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
11,778	Series 2004-10, Class 1A1, VAR, 5.426%, 06/25/34	12,211
1,225	Series 2003-35, Class B1, VAR, 5.557%, 12/25/33	1,014
1,061	Structured Asset Securities Corp. Trust, Series 2005-6, Class 2A3, 5.500%, 05/25/35	1,092
	WaMu Mortgage Pass-Through Certificates Trust
100	Series 2005-AR15, Class A1A1, VAR, 0.415%, 11/25/45	94
2,926	Series 2004-AR10, Class A1B, VAR, 0.575%, 07/25/44	2,801
2,125	Series 2005-AR16, Class 1A1, VAR, 2.358%, 12/25/35	2,052
690	Series 2005-AR7, Class A3, VAR, 2.368%, 08/25/35	674
248	Series 2005-AR18, Class 1A3A, VAR, 2.370%, 01/25/36	244
3,506	Series 2005-AR14, Class 1A4, VAR, 2.375%, 12/25/35	3,411
3,050	Series 2005-AR5, Class A6, VAR, 2.383%, 05/25/35	3,054
3,967	Series 2004-AR11, Class A, VAR, 2.433%, 10/25/34	3,987
2,076	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-3, Class 5A2, 5.500%, 03/25/21	1,926
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
3,704	Series 2005-1, Class 1A3, 5.500%, 03/25/35	3,662
1,548	Series 2005-4, Class CB7, 5.500%, 06/25/35	1,448
2,467	Series 2005-10, Class 4CB1, 5.750%, 12/25/35	2,317
3,426	Series 2007-1, Class 2A1, 6.000%, 01/25/22	3,336
493	Series 2006-5, Class 2CB5, 6.500%, 07/25/36	400
	Wells Fargo Mortgage-Backed Securities Trust
2,607	Series 2006-5, Class 1A5, 5.250%, 04/25/36	2,665
66	Series 2007-5, Class 2A3, 5.500%, 05/25/22	67
758	Series 2005-10, Class A2, 5.500%, 10/25/35	804
4,346	Series 2006-4, Class 1A9, 5.750%, 04/25/36	4,491
865	Series 2007-2, Class 1A13, 6.000%, 03/25/37	847
1,528	Series 2007-15, Class A1, 6.000%, 11/25/37	1,538
636	Series 2004-DD, Class 2A6, VAR, 2.612%, 01/25/35	635
997	Series 2005-AR4, Class 2A2, VAR, 2.613%, 04/25/35	1,013
5,831	Series 2005-AR8, Class 1A1, VAR, 2.613%, 06/25/35	5,950
3,017	Series 2005-AR10, Class 1A1, VAR, 2.614%, 06/25/35	3,074
1,095	Series 2004-Q, Class 1A2, VAR, 2.615%, 09/25/34	1,110
14,594	Series 2004-DD, Class 1A1, VAR, 2.615%, 01/25/35	14,654
4,866	Series 2006-AR6, Class 5A1, VAR, 2.615%, 03/25/36	4,848
4,204	Series 2005-AR5, Class 1A1, VAR, 2.615%, 04/25/35	4,222
718	Series 2005-AR16, Class 7A1, VAR, 5.203%, 10/25/35	718
924	Series 2006-AR19, Class A3, VAR, 5.443%, 12/25/36	917

	Total Collateralized Mortgage Obligations (Cost $474,585)	490,801

Commercial Mortgage-Backed Securities — 0.3%
	United States — 0.3%
2,600	Banc of America Commercial Mortgage Trust, Series 2006-2, Class B, VAR, 5.766%, 05/10/45	2,684
3,055	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class AJ, VAR, 5.707%, 06/11/40	3,143
4,150	GS Mortgage Securities Trust, Series 2006-GG8, Class AJ, 5.622%, 11/10/39	4,290
2,410	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class B, VAR, 5.472%, 09/15/39	2,460
	Morgan Stanley Capital I Trust,
1,450	Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41	1,500

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — Continued
	United States — Continued
3,480	Series 2006-HQ8, Class C, VAR, 5.495%, 03/12/44	3,519
2,922	Series 2007-HQ11, Class D, VAR, 5.538%, 02/12/44	2,917
1,725	Series 2006-HQ9, Class AJ, VAR, 5.862%, 07/12/44	1,730
	Wachovia Bank Commercial Mortgage Trust,
3,025	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	3,141
2,650	Series 2007-C33, Class B, VAR, 5.941%, 02/15/51	2,676
2,075	Series 2007-C33, Class AJ, VAR, 5.941%, 02/15/51	2,165

	Total Commercial Mortgage-Backed Securities (Cost $30,529)	30,225

SHARES
Common Stocks — 45.0%
	Australia — 1.7%
893	Australia & New Zealand Banking Group Ltd.	27,893
10,715	Dexus Property Group	11,773
8,105	Goodman Group	39,734
7,693	Mirvac Group (m)	12,869
3,905	Scentre Group (a)	12,337
1,466	Suncorp Group Ltd.	19,279
5,174	Transurban Group	37,153
3,134	Westfield Corp.	21,783

		182,821

	Belgium — 0.4%
89	Ageas	3,186
129	Belgacom S.A.	4,208
30	Groupe Bruxelles Lambert S.A.	2,949
141	Solvay S.A.	22,708
65	Telenet Group Holding N.V. (a)	3,484
62	Warehouses De Pauw S.C.A.	4,653

		41,188

	Bermuda — 0.0% (g)
75	Validus Holdings Ltd.	2,730

	Brazil — 0.7%
370	AES Tiete S.A.	2,582
4,265	AMBEV S.A., ADR	29,386
1,162	Banco do Brasil S.A.	14,189
551	CCR S.A.	4,350
410	Cielo S.A.	7,513
272	Embraer S.A., ADR	10,341
517	Tractebel Energia S.A.	7,749

		76,110

	Canada — 0.7%
375	Allied Properties Real Estate Investment Trust	12,008
233	Artis Real Estate Investment Trust	3,327
565	Bank of Nova Scotia	38,374
308	Canadian Apartment Properties REIT (m)	6,499
62	Canadian Real Estate Investment Trust (m)	2,594
319	H&R Real Estate Investment Trust (m)	6,773
498	RioCan Real Estate Investment Trust (m)	12,379

		81,954

	China — 0.9%
19,060	Bank of China Ltd., Class H	9,108
12,658	China Construction Bank Corp., Class H	9,685
3,440	China Shenhua Energy Co., Ltd., Class H	10,115
4,635	CNOOC Ltd.	8,199
14,271	Industrial & Commercial Bank of China Ltd., Class H	9,733
2,488	Jiangsu Expressway Co., Ltd., Class H	3,024
1,797	MGM China Holdings Ltd.	6,572
9,358	Wynn Macau Ltd.	39,876
2,886	Zhejiang Expressway Co., Ltd., Class H	3,118

		99,430

	Denmark — 0.4%
4,151	TDC A/S	41,871
35	Tryg A/S	3,511

		45,382

	Finland — 0.6%
141	Elisa OYJ	4,037
153	Fortum OYJ	3,935
208	Neste Oil OYJ	3,848
603	Nokia OYJ	4,778
112	Orion OYJ, Class B	4,158
96	Sampo OYJ, Class A	4,778
250	Stora Enso OYJ, Class R	2,247
944	Technopolis OYJ	5,221
2,204	UPM-Kymmene OYJ	35,929

		68,931

	France — 2.4%
249	AXA S.A.	5,710
26	BNP Paribas S.A.	1,758
22	Casino Guichard Perrachon S.A.	2,617
180	CNP Assurances	3,545
278	Credit Agricole S.A.	3,757

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
	France — Continued
553	Electricite de France S.A.	17,855
39	Fonciere Des Regions	3,910
61	Gaztransport Et Technigaz S.A.	3,863
1,249	GDF Suez	32,207
29	Gecina S.A. (m)	4,091
144	ICADE	13,899
130	Lagardere S.C.A	3,870
375	Orange S.A.	5,865
301	Schneider Electric SE	25,509
132	SCOR SE	4,253
63	Societe Generale S.A.	3,176
203	Suez Environnement Co.	3,783
175	Total S.A.	11,255
270	Unibail-Rodamco SE	72,404
204	Veolia Environnement S.A.	3,610
493	Vinci S.A.	33,990

		260,927

	Germany — 1.7%
48	Allianz SE	8,070
769	Alstria Office REIT-AG (a)	10,183
27	Axel Springer SE	1,532
227	BASF SE	23,521
569	Daimler AG	46,939
1,143	Deutsche Post AG	36,581
2,659	Deutsche Telekom AG	43,144
43	Hannover Rueck SE	3,668
26	Muenchener Rueckversicherungs AG	5,610
76	ProSiebenSat.1 Media AG	3,188

		182,436

	Hong Kong — 0.7%
945	China Mobile Ltd.	10,320
513	Hang Seng Bank Ltd.	8,685
745	Hongkong Land Holdings Ltd.	5,092
1,982	Hutchison Whampoa Ltd.	26,887
2,120	Link REIT (The)	12,028
1,493	New World Development Co., Ltd.	1,883
2,418	SJM Holdings Ltd.	6,460
344	VTech Holdings Ltd.	4,253
705	Wharf Holdings Ltd.	5,619

		81,227

	Hungary — 0.1%
383	OTP Bank plc	6,642

	India — 0.1%
1,844	Coal India Ltd.	11,154

	Indonesia — 0.2%
1,352	Indo Tambangraya Megah Tbk PT	3,012
12,645	Perusahaan Gas Negara Persero Tbk PT	6,365
53,086	Telekomunikasi Indonesia Persero Tbk PT	12,060

		21,437

	Ireland — 0.3%
478	Accenture plc, Class A	37,859

	Italy — 0.6%
112	Atlantia S.p.A.	2,976
1,900	Eni S.p.A.	48,358
720	Snam S.p.A.	4,247
760	Terna Rete Elettrica Nazionale S.p.A.	3,998
979	UnipolSai S.p.A.	2,964

		62,543

	Japan — 2.4%
5	GLP J-Reit	5,019
367	Japan Airlines Co., Ltd.	20,256
3	Japan Logistics Fund, Inc.	6,950
1	Japan Real Estate Investment Corp.	3,884
1,167	Japan Tobacco, Inc.	41,055
1	Kenedix Realty Investment Corp.	4,714
156	Mitsubishi Estate Co., Ltd.	3,815
8,832	Mitsubishi UFJ Financial Group, Inc.	52,083
2,036	Mitsui & Co., Ltd.	32,658
227	Mitsui Fudosan Co., Ltd.	7,496
3	Nippon Prologis REIT, Inc.	7,327
5	Orix JREIT, Inc.	6,605
476	Seven & I Holdings Co., Ltd.	19,817
963	Toyota Motor Corp.	56,844

		268,523

	Luxembourg — 0.1%
39	RTL Group S.A.	3,925
73	SES S.A.	2,685

		6,610

	Malaysia — 0.0% (g)
1,091	Lafarge Malaysia Bhd	3,328

	Mexico — 0.1%
2,679	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	6,812

	Netherlands — 1.5%
3,165	Aegon N.V.	25,668
156	Delta Lloyd N.V.	3,614
145	Koninklijke Ahold N.V.	2,532
83	NN Group N.V. (a)	2,326
2,266	Royal Dutch Shell plc, Class A	93,167
440	Royal Dutch Shell plc, Class B	18,947

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
	Netherlands — Continued
217	Vastned Retail N.V.	11,047
57	Wereldhave N.V.	5,041

		162,342

	Norway — 0.7%
213	Gjensidige Forsikring ASA	4,113
1,413	Statoil ASA	40,387
1,064	Telenor ASA	24,489
62	Yara International ASA	2,833

		71,822

	Poland — 0.1%
67	Powszechny Zaklad Ubezpieczen S.A.	9,358

	Portugal — 0.0% (g)
867	EDP — Energias de Portugal S.A.	4,060

	Qatar — 0.1%
145	Industries Qatar QSC	6,805

	Russia — 0.5%
168	Lukoil OAO, ADR	9,372
1,215	MMC Norilsk Nickel OJSC, ADR	23,759
552	Mobile Telesystems OJSC, ADR	9,906
415	Phosagro OAO, Reg. S, GDR	5,210
1,187	Sberbank of Russia, ADR	9,847

		58,094

	Singapore — 0.7%
2,150	Ascendas Real Estate Investment Trust	4,012
8,973	CapitaCommercial Trust	11,966
1,695	CapitaLand Ltd.	4,671
2,163	Global Logistic Properties Ltd.	4,815
9,820	Hutchison Port Holdings Trust, Class U	7,306
12,844	Singapore Telecommunications Ltd.	41,775

		74,545

	South Africa — 0.6%
852	AVI Ltd.	4,822
687	Barclays Africa Group Ltd.	10,688
438	Bidvest Group Ltd.	11,782
741	Foschini Group Ltd. (The)	8,110
537	Imperial Holdings Ltd.	9,893
2,171	Life Healthcare Group Holdings Ltd.	8,909
465	MTN Group Ltd.	9,633
110	Sasol Ltd.	6,316

		70,153

	South Korea — 0.5%
299	Kangwon Land, Inc.	9,919
116	KT&G Corp.	11,249
974	SK Telecom Co., Ltd., ADR	27,568
91	S-Oil Corp.	4,863

		53,599

	Spain — 0.5%
130	Abertis Infraestructuras S.A.	2,848
2	ACS Actividades de Construccion y Servicios S.A.	86
124	Enagas S.A.	4,112
131	Ferrovial S.A.	2,753
126	Gas Natural SDG S.A.	3,875
716	Iberdrola S.A.	5,326
579	Mapfre S.A.	2,225
43	Red Electrica Corp. S.A.	3,731
1,141	Repsol S.A.	28,442

		53,398

	Sweden — 0.8%
923	Electrolux AB, Series B	22,889
57	Investor AB, Class B	2,057
453	Nordea Bank AB	6,073
356	Securitas AB, Class B	4,134
381	Skandinaviska Enskilda Banken AB, Class A	5,105
196	Skanska AB, Class B	4,068
110	Svenska Handelsbanken AB, Class A	5,288
1,040	Swedbank AB, Class A	26,651
16	Swedish Match AB	513
364	Tele2 AB, Class B	4,438
450	Telefonaktiebolaget LM Ericsson, Class B	5,608

		86,824

	Switzerland — 1.5%
34	Baloise Holding AG	4,059
7	Banque Cantonale Vaudoise	3,931
64	Cembra Money Bank AG	3,652
475	Novartis AG	41,364
206	Roche Holding AG	59,817
52	Swiss Prime Site AG (a)	4,136
474	Swiss Re AG (a)	40,288
4	Swisscom AG	1,992
21	Zurich Insurance Group AG (a)	6,049

		165,288

	Taiwan — 1.3%
2,453	Asustek Computer, Inc.	25,922
2,821	Cheng Shin Rubber Industry Co., Ltd.	7,102
1,916	Delta Electronics, Inc.	13,020
1,804	Far EasTone Telecommunications Co., Ltd.	3,742
1,340	Novatek Microelectronics Corp.	6,784
1,080	President Chain Store Corp.	8,591

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
	Taiwan — Continued
7,467	Quanta Computer, Inc.	20,855
1,430	Radiant Opto-Electronics Corp.	5,939
17,945	Siliconware Precision Industries Co.	24,493
573	Simplo Technology Co., Ltd.	3,110
2,867	Taiwan Mobile Co., Ltd.	8,775
578	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	11,557
1,499	Tripod Technology Corp.	2,838

		142,728

	Thailand — 0.2%
1,685	Advanced Info Service PCL	10,837
1,609	Bangkok Expressway PCL	1,861
786	Siam Cement PCL (The), NVDR	10,561

		23,259

	Turkey — 0.3%
1,049	Arcelik A.S.	6,639
1,953	Eregli Demir ve Celik Fabrikalari TAS	4,119
1,067	Tofas Turk Otomobil Fabrikasi A.S.	6,606
429	Tupras Turkiye Petrol Rafinerileri A.S.	10,482
1,506	Turk Telekomunikasyon A.S.	4,509

		32,355

	United Arab Emirates — 0.1%
1,323	First Gulf Bank PJSC	6,532

	United Kingdom — 4.4%
147	Admiral Group plc	3,616
214	Anglo American plc	5,739
652	AstraZeneca plc	47,601
2,212	Aviva plc	18,722
240	BHP Billiton plc	8,180
1,491	BP plc	12,141
152	British American Tobacco plc	8,876
2,833	British Land Co. plc (The) (m)	33,519
228	British Sky Broadcasting Group plc	3,375
207	BT Group plc	1,354
7,063	Direct Line Insurance Group plc	33,905
2,135	GlaxoSmithKline plc	51,451
2,113	Hammerson plc (m)	21,365
425	Helical Bar plc	2,451
4,067	HSBC Holdings plc	43,602
132	Imperial Tobacco Group plc	5,712
344	Inmarsat plc	4,225
104	InterContinental Hotels Group plc	4,212
483	Investec plc	4,174
1,271	Legal & General Group plc	5,015
462	National Grid plc	6,580
21	Next plc	2,452
1,349	Old Mutual plc	4,439
1,619	Persimmon plc (a)	34,095
131	Rio Tinto plc	7,460
3,432	Safestore Holdings plc	11,937
3,320	Segro plc (m)	19,998
123	Severn Trent plc	4,006
172	SSE plc	4,227
668	Standard Life plc	4,211
628	TUI Travel plc	3,833
216	Unilever plc	9,329
279	United Utilities Group plc	4,177
14,541	Vodafone Group plc	48,424

		484,403

	United States — 17.1%
116	3M Co.	16,300
184	AbbVie, Inc.	9,635
129	Altria Group, Inc.	5,256
224	Analog Devices, Inc.	11,134
2,032	Applied Materials, Inc.	42,584
70	Arthur J. Gallagher & Co.	3,144
79	Automatic Data Processing, Inc.	6,437
95	AvalonBay Communities, Inc. (m)	14,068
185	Aviv REIT, Inc.	5,275
173	BB&T Corp.	6,421
146	Boston Properties, Inc. (m)	17,380
163	Brandywine Realty Trust (m)	2,538
560	Bristol-Myers Squibb Co.	28,335
671	CenterPoint Energy, Inc.	16,329
593	Chevron Corp.	76,702
131	Cincinnati Financial Corp.	6,024
76	Cinemark Holdings, Inc.	2,494
1,501	Cisco Systems, Inc.	37,880
693	CME Group, Inc.	51,208
214	CMS Energy Corp.	6,192
361	Coca-Cola Co. (The)	14,192
372	Comcast Corp., Class A	19,977
191	ConocoPhillips	15,765
1	Constar International, Inc., ADR (a) (i)	—
273	Corporate Office Properties Trust (m)	7,739
38	Cullen/Frost Bankers, Inc.	2,958
784	DDR Corp. (m)	13,748
344	DiamondRock Hospitality Co.	4,211
376	Dominion Resources, Inc.	25,440
710	Dow Chemical Co. (The)	36,264
81	DTE Energy Co.	5,992
875	Duke Realty Corp. (m)	15,748

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES			SECURITY DESCRIPTION	VALUE
	Common Stocks — Continued
			United States — Continued
	5		Dynegy, Inc. (a)	133
	54		Edison International	2,933
	388		Equity One, Inc. (m)	9,014
	194		Extra Space Storage, Inc.	10,015
	116		Fidelity National Information Services, Inc.	6,558
	905		Freeport-McMoRan, Inc.	33,689
	147		Gap, Inc. (The)	5,877
	384		General Growth Properties, Inc. (m)	8,972
	—	(h)	General Maritime Corp. (a) (i)	4
	232		Glimcher Realty Trust (m)	2,487
	178		HCP, Inc. (m)	7,401
	159		Health Care REIT, Inc. (m)	10,104
	181		Healthcare Realty Trust, Inc. (m)	4,476
	96		Hershey Co. (The)	8,485
	312		Highwoods Properties, Inc. (m)	13,134
	813		Home Depot, Inc. (The)	65,765
	80		Honeywell International, Inc.	7,381
	130		Illinois Tool Works, Inc.	10,695
	878		Johnson & Johnson	87,855
	84		Kilroy Realty Corp. (m)	5,182
	475		KLA-Tencor Corp.	33,988
	162		L Brands, Inc.	9,362
	347		LaSalle Hotel Properties (m)	12,065
	595		Liberty Property Trust (m)	20,920
	693		Lorillard, Inc.	41,920
	43		M&T Bank Corp.	5,230
	130		Macerich Co. (The) (m)	8,425
	43		Marathon Petroleum Corp.	3,597
	1,295		Merck & Co., Inc.	73,457
	460		MetLife, Inc.	24,200
	2,338		Microsoft Corp.	100,902
	241		Mid-America Apartment Communities, Inc. (m)	16,830
	384		Molson Coors Brewing Co., Class B	25,906
	253		Mondelez International, Inc., Class A	9,090
	1,122		Morgan Stanley	36,291
	384		National Retail Properties, Inc. (m)	13,662
	3		Neebo, Inc. (a) (i)	20
	—	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (i)	82
	18		New Holdco (a) (i)	1,530
	365		NextEra Energy, Inc.	34,269
	341		NiSource, Inc.	12,839
	104		Northern Trust Corp.	6,986
	97		Occidental Petroleum Corp.	9,439
	113		Omnicom Group, Inc.	7,884
	650		PACCAR, Inc.	40,496
	272		Parkway Properties, Inc. (m)	5,641
	589		Pfizer, Inc.	16,899
	65		Philip Morris International, Inc.	5,334
	135		PNC Financial Services Group, Inc. (The)	11,160
	45		PPG Industries, Inc.	8,909
	169		Procter & Gamble Co. (The)	13,061
	300		Prologis, Inc. (m)	12,235
	353		QUALCOMM, Inc.	26,022
	88		Realty Income Corp. (m)	3,775
	435		Select Income REIT	12,063
	124		Sempra Energy	12,410
	109		Simon Property Group, Inc. (m)	18,406
	22		Snap-on, Inc.	2,697
	3		Somerset Cayuga Holding Co., Inc. (a) (i)	81
	650		Spirit Realty Capital, Inc.	7,519
	136		T. Rowe Price Group, Inc.	10,570
	172		Texas Instruments, Inc.	7,946
	44		Time Warner Cable, Inc.	6,407
	946		Time Warner, Inc.	78,526
	162		Travelers Cos., Inc. (The)	14,507
	103		U.S. Bancorp	4,322
	3		U.S. Concrete, Inc. (a)	85
	229		United Technologies Corp.	24,082
	75		Ventas, Inc. (m)	4,782
	1,627		Verizon Communications, Inc.	82,072
	46		Vornado Realty Trust (m)	4,824
	241		Weingarten Realty Investors (m)	7,928
	1,496		Wells Fargo & Co.	76,167
	93		Williams Cos., Inc. (The)	5,286
	95		Williams-Sonoma, Inc.	6,383

				1,867,019

			Total Common Stocks (Cost $4,405,584)	4,920,628

PRINCIPAL/UNIT AMOUNT
	Convertible Bonds — 1.9%
			Austria — 0.0% (g)
EUR	1,700		Steinhoff Finance Holding GmbH, Reg. S, 4.000%, 01/30/21	2,732

			Bermuda — 0.0% (g)
	2,909		Energy XXI Bermuda Ltd., 3.000%, 12/15/18 (e)	2,745

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Convertible Bonds — Continued
		Canada — 0.0% (g)
	3,843	Detour Gold Corp., 5.500%, 11/30/17	3,646

		Cayman Islands — 0.1%
HKD	10,000	Biostime International Holdings Ltd., Reg. S, Zero Coupon, 02/20/19	1,237
	4,800	China Overseas Finance Investment Cayman IV Ltd., Reg. S, Zero Coupon, 02/04/21	5,142
HKD	8,000	Hengan International Group Co. Ltd., Reg. S, Zero Coupon, 06/27/18	1,068
	3,100	Polarcus Ltd., Reg. S, 2.875%, 04/27/16 (e)	2,988
	1,279	SINA Corp., 1.000%, 12/01/18 (e)	1,176
	946	SouFun Holdings Ltd., 2.000%, 12/15/18 (e)	912

			12,523

		Cyprus — 0.1%
	7,400	Holdgrove Ltd., Reg. S, 1.000%, 09/24/17	7,348

		France — 0.1%
EUR	16,708	Alcatel-Lucent, Reg. S, 0.125%, 01/30/20	837
EUR	962	AXA S.A., 3.750%, 01/01/17	3,599
EUR	2,827	CGG S.A., Reg. S, 1.250%, 01/01/19	1,084
EUR	2,930	Nexans S.A., Reg. S, 2.500%, 01/01/19	2,923

			8,443

		Hungary — 0.1%
EUR	4,600	Magyar Nemzeti Vagyonkezelo Zrt, Reg. S, 3.375%, 04/02/19	6,490

		India — 0.0% (g)
	3,649	Sterlite Industries India Ltd., 4.000%, 10/30/14	3,640

		Luxembourg — 0.1%
EUR	2,350	Kloeckner & Co. Financial Services S.A., Reg. S, 2.500%, 12/22/17	3,126
	5,600	Subsea 7 S.A., Reg. S, 1.000%, 10/05/17	5,463
EUR	1,900	Telecom Italia Finance S.A., Reg. S, 6.125%, 11/15/16	2,984

			11,573

		Mauritius — 0.0% (g)
	800	Golden Agri-Resources Ltd., Reg. S, 2.500%, 10/04/17	792

		Netherlands — 0.1%
EUR	1,000	Amorim Energia B.V., Reg. S, 3.375%, 06/03/18	1,451
EUR	5,300	Volkswagen International Finance N.V., 5.500%, 11/09/15 (e)	7,736
	1,481	Yandex N.V., 1.125%, 12/15/18 (e)	1,334

			10,521

		Singapore — 0.1%
SGD	12,750	CapitaLand Ltd., Reg. S, 1.850%, 06/19/20	9,876

		South Africa — 0.0% (g)
ZAR	106	Shoprite Investments Pty Ltd., Reg. S, 6.500%, 04/03/17	1,111

		Spain — 0.2%
EUR	6,400	Abengoa S.A., 4.500%, 02/03/17	9,354
EUR	3,800	CaixaBank S.A., Reg. S, 4.500%, 11/22/16	5,228
EUR	3,000	OHL Investments S.A., Reg. S, 4.000%, 04/25/18	4,294

			18,876

		Taiwan — 0.0% (g)
	1,300	AU Optronics Corp., Reg. S, Zero Coupon, 10/13/15	1,436

		United Kingdom — 0.1%
GBP	600	Balfour Beatty Finance No.2 Ltd., Reg. S, 1.875%, 12/03/18	986
	3,800	Newford Capital Ltd., Zero Coupon, 05/12/16	4,051
	3,100	Salamander Energy plc, 5.000%, 03/30/15	3,089
	2,200	Vedanta Resources Jersey Ltd., Reg. S, 5.500%, 07/13/16	2,250

			10,376

		United States — 0.9%
	2,645	American Realty Capital Properties, Inc., 3.750%, 12/15/20	2,781
	4,199	Annaly Capital Management, Inc., 5.000%, 05/15/15	4,267
		Ares Capital Corp.,
	4,742	4.375%, 01/15/19	4,944
	1,896	4.750%, 01/15/18	1,993
	4,095	4.875%, 03/15/17	4,333
	3,192	CenterPoint Energy, Inc., SUB, 3.719%, 09/15/29	2,033
		Chesapeake Energy Corp.,
	3,818	2.250%, 12/15/38	3,673
	6,514	2.500%, 05/15/37	6,864
		Cobalt International Energy, Inc.,
	619	2.625%, 12/01/19	550
	530	3.125%, 05/15/24	521
		Colony Financial, Inc.,
	720	3.875%, 01/15/21	731
	6,047	5.000%, 04/15/23	6,402
	3,500	Hologic, Inc., SUB, 0.000%, 12/15/43	3,854
	1,700	IAS Operating Partnership LP, 5.000%, 03/15/18 (e)	1,667
	8,360	Intel Corp., 2.950%, 12/15/35	10,690
	855	Jarden Corp., 1.125%, 03/15/34 (e)	844

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Convertible Bonds — Continued
		United States — Continued
	1,791	Liberty Interactive LLC, 4.000%, 11/15/29	1,182
	3,725	Liberty Media Corp., 1.375%, 10/15/23 (e)	3,813
	3,198	Meritor, Inc., SUB, 4.000%, 02/15/27	3,370
	2,211	Micron Technology, Inc., 3.000%, 11/15/43	2,715
	1,348	Navistar International Corp., 4.750%, 04/15/19 (e)	1,408
	1,421	Nuance Communications, Inc., 2.750%, 11/01/31	1,414
		Omnicare, Inc.,
	1,345	3.250%, 12/15/35	1,413
	506	3.500%, 02/15/44	556
	3,640	Peabody Energy Corp., 4.750%, 12/15/41	2,603
		Prospect Capital Corp.,
	5,297	5.750%, 03/15/18	5,545
	3,780	5.875%, 01/15/19	3,972
	60	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	—
	5,000	Redwood Trust, Inc., 4.625%, 04/15/18	5,153
	2,200	RTI International Metals, Inc., 1.625%, 10/15/19	2,144
	1,528	SEACOR Holdings, Inc., 3.000%, 11/15/28 (e)	1,467
	1,425	Spirit Realty Capital, Inc., 2.875%, 05/15/19	1,429
	1,583	Tesla Motors, Inc., 1.250%, 03/01/21	1,479
	116	Upstate New York Power Producers, Inc., 20.000% (PIK), 06/15/17 (e)(v)	266
	2,937	Yahoo!, Inc., Zero Coupon, 12/01/18 (e)	2,961

			99,037

		Total Convertible Bonds (Cost $205,523)	211,165

	Corporate Bonds — 28.6%
		Australia — 0.2%
	564	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, 7.125%, 05/01/18 (e)	599
		FMG Resources August 2006 Pty Ltd.,
	925	6.875%, 02/01/18 (e)	960
	2,212	6.875%, 04/01/22 (e)	2,353
	12,153	8.250%, 11/01/19 (e)	13,034
	1,560	Nufarm Australia Ltd., 6.375%, 10/15/19 (e)	1,615

			18,561

		Austria — 0.0% (g)
	2,350	JBS Investments GmbH, 7.750%, 10/28/20 (e)	2,521
	200	Sappi Papier Holding GmbH, 8.375%, 06/15/19 (e)	219

			2,740

		Azerbaijan — 0.0% (g)
	3,650	State Oil Co. of the Azerbaijan Republic, Reg. S, 4.750%, 03/13/23	3,634

		Bahamas — 0.0% (g)
	2,535	Ultrapetrol Bahamas Ltd., 8.875%, 06/15/21	2,719

		Belgium — 0.0% (g)
NOK	4,000	Exmar N.V., Reg. S, VAR, 6.250%, 07/07/17	643

		Bermuda — 0.2%
		Aircastle Ltd.,
	3,400	6.750%, 04/15/17	3,702
	5,195	7.625%, 04/15/20	5,935
	3,730	Digicel Group Ltd., Reg. S, 7.125%, 04/01/22	3,767
	425	Fly Leasing Ltd., 6.750%, 12/15/20	450
		Seadrill Ltd.,
	1,169	6.125%, 09/15/17 (e)	1,227
	200	6.500%, 10/05/15	209
	1,400	6.625%, 09/15/20 (e)	1,390
	2,482	Viking Cruises Ltd., 8.500%, 10/15/22 (e)	2,724

			19,404

		Brazil — 0.1%
	8,260	Banco Daycoval S.A., Reg. S, 5.750%, 03/19/19	8,585
	680	Samarco Mineracao S.A., 5.750%, 10/24/23 (e)	716
	5,210	Votorantim Cimentos S.A., Reg. S, 7.250%, 04/05/41	5,374

			14,675

		Canada — 1.1%
		Baytex Energy Corp.,
	859	5.125%, 06/01/21 (e)	852
	359	5.625%, 06/01/24 (e)	354
		Bombardier, Inc.,
	1,150	4.750%, 04/15/19 (e)	1,114
	648	6.125%, 01/15/23 (e)	638
	1,200	7.500%, 03/15/18 (e)	1,311
	5,963	7.750%, 03/15/20 (e)	6,440
	1,717	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.125%, 07/01/22 (e)	1,760
	580	Cascades, Inc., 5.500%, 07/15/22 (e)	573
	380	Catamaran Corp., 4.750%, 03/15/21	379

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Canada — Continued
615	Cogeco Cable, Inc., 4.875%, 05/01/20 (e)	618
	First Quantum Minerals Ltd.,
1,197	6.750%, 02/15/20 (e)	1,221
1,197	7.000%, 02/15/21 (e)	1,233
600	7.250%, 10/15/19 (e)	624
1,329	7.250%, 05/15/22 (e)	1,367
2,265	Garda World Security Corp., 7.250%, 11/15/21 (e)	2,305
211	HudBay Minerals, Inc., 9.500%, 10/01/20	232
570	KGHM International Ltd., 7.750%, 06/15/19 (e)	609
	Kodiak Oil & Gas Corp.,
489	5.500%, 01/15/21	514
563	5.500%, 02/01/22	594
3,200	8.125%, 12/01/19	3,504
2,220	Masonite International Corp., 8.250%, 04/15/21 (e)	2,375
978	Mattamy Group Corp., 6.500%, 11/15/20 (e)	993
	MEG Energy Corp.,
5,768	6.375%, 01/30/23 (e)	5,927
650	6.500%, 03/15/21 (e)	668
3,860	7.000%, 03/31/24 (e)	4,082
	New Gold, Inc.,
1,325	6.250%, 11/15/22 (e)	1,394
454	7.000%, 04/15/20 (e)	485
1,017	Norbord, Inc., 5.375%, 12/01/20 (e)	1,009
1,430	NOVA Chemicals Corp., 5.250%, 08/01/23 (e)	1,530
2,125	Novelis, Inc., 8.750%, 12/15/20	2,295
2,230	Pacific Rubiales Energy Corp., 5.375%, 01/26/19 (e)	2,275
	Precision Drilling Corp.,
1,347	5.250%, 11/15/24 (e)	1,320
210	6.500%, 12/15/21	223
885	6.625%, 11/15/20	925
6,640	Quebecor Media, Inc., 5.750%, 01/15/23	6,706
	Quebecor World Capital Corp.,
50	6.125%, 10/15/14 (d) (i)	—	(h)
50	9.750%, 01/15/15 (d) (i)	1
1,165	Taseko Mines Ltd., 7.750%, 04/15/19	1,165
965	Telesat Canada/Telesat LLC, 6.000%, 05/15/17 (e)	989
4,028	Trinidad Drilling Ltd., 7.875%, 01/15/19 (e)	4,229
2,600	Ultra Petroleum Corp., 5.750%, 12/15/18 (e)	2,704
	Valeant Pharmaceuticals International, Inc.,
1,685	5.625%, 12/01/21 (e)	1,677
2,680	6.375%, 10/15/20 (e)	2,767
2,765	6.750%, 10/01/17 (e)	2,848
2,274	6.750%, 08/15/18 (e)	2,376
7,350	6.750%, 08/15/21 (e)	7,644
1,025	6.875%, 12/01/18 (e)	1,058
7,275	7.000%, 10/01/20 (e)	7,603
2,250	7.250%, 07/15/22 (e)	2,385
18,215	7.500%, 07/15/21 (e)	19,672
	Videotron Ltd.,
4,171	5.000%, 07/15/22	4,213
2,381	5.375%, 06/15/24 (e)	2,381

		122,161

	Cayman Islands — 0.4%
3,070	Country Garden Holdings Co., Ltd., Reg. S, 7.500%, 01/10/23	3,020
9,480	Kaisa Group Holdings Ltd., Reg. S, 8.875%, 03/19/18	9,907
7,790	Odebrecht Finance Ltd., Reg. S, 7.125%, 06/26/42	8,277
2,295	Odebrecht Offshore Drilling Finance Ltd., Reg. S, 6.750%, 10/01/22	2,435
	Seagate HDD Cayman,
1,100	3.750%, 11/15/18 (e)	1,114
233	4.750%, 06/01/23 (e)	235
268	6.875%, 05/01/20	285
20	Seagate Technology HDD Holdings, 6.800%, 10/01/16	22
625	Shelf Drilling Holdings Ltd., 8.625%, 11/01/18 (e)	663
9,250	UPCB Finance III Ltd., 6.625%, 07/01/20 (e)	9,759
3,440	UPCB Finance V Ltd., 7.250%, 11/15/21 (e)	3,732
2,665	UPCB Finance VI Ltd., 6.875%, 01/15/22 (e)	2,852
3,296	Wynn Macau Ltd., 5.250%, 10/15/21 (e)	3,296

		45,597

	Chile — 0.1%
6,690	Cencosud S.A., Reg. S, 5.500%, 01/20/21	7,043
5,980	ENTEL Chile S.A., 4.750%, 08/01/26 (e)	5,905

		12,948

	Colombia — 0.2%
	Ecopetrol S.A.,
1,250	5.875%, 09/18/23	1,412
4,850	5.875%, 05/28/45	5,058

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Colombia — Continued
	13,482	7.375%, 09/18/43	16,741

			23,211

		Costa Rica — 0.0% (g)
	890	Banco de Costa Rica, 5.250%, 08/12/18 (e)	912

		Croatia — 0.1%
	13,000	Hrvatska Elektroprivreda, Reg. S, 6.000%, 11/09/17	13,601

		Finland — 0.0% (g)
		Nokia OYJ,
	904	5.375%, 05/15/19	958
	434	6.625%, 05/15/39	463

			1,421

		France — 0.2%
	1,193	CGG S.A., 6.875%, 01/15/22 (e)	1,133
	675	Lafarge S.A., 7.125%, 07/15/36	778
		Numericable Group S.A.,
	424	4.875%, 05/15/19 (e)	426
	11,022	6.000%, 05/15/22 (e)	11,077
	2,230	6.250%, 05/15/24 (e)	2,242

			15,656

		Georgia — 0.1%
	2,750	Bank of Georgia JSC, Reg. S, 7.750%, 07/05/17	2,936
	8,116	Georgian Railway JSC, 7.750%, 07/11/22 (e)	9,158

			12,094

		Germany — 0.0% (g)
	2,002	Deutsche Bank AG, 10.500%, 12/23/26 (e) (i)	1,485
EUR	647	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.125%, 01/21/23 (e)	918

			2,403

		Hungary — 0.1%
	5,020	MFB Magyar Fejlesztesi Bank Zrt, 6.250%, 10/21/20 (e)	5,520

		India — 0.0% (g)
	1,535	Bharat Petroleum Corp., Ltd., Reg. S, 4.625%, 10/25/22	1,542

		Indonesia — 0.2%
		Pertamina Persero PT,
	6,020	5.625%, 05/20/43 (e)	5,688
	6,510	6.450%, 05/30/44 (e)	6,786
	6,040	Reg. S, 5.250%, 05/23/21	6,312
	4,260	Reg. S, 6.000%, 05/03/42	4,191

			22,977

		Ireland — 0.3%
	3,260	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.500%, 05/15/21 (e)	3,227
	12,033	Ardagh Packaging Finance plc, 9.125%, 10/15/20 (e)	12,996
		Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc.,
	3,205	VAR, 3.232%, 12/15/19 (e)	3,141
	500	6.250%, 01/31/19 (e)	499
	88	7.000%, 11/15/20 (e)	87
	252	9.125%, 10/15/20 (e)	271
	920	Grifols Worldwide Operations Ltd., 5.250%, 04/01/22 (e)	923
	2,430	Metalloinvest Finance Ltd., Reg. S, 5.625%, 04/17/20	2,217
	3,900	Russian Railways Via RZD Capital plc, Reg. S, 5.700%, 04/05/22	3,793

			27,154

		Japan — 0.0% (g)
	2,789	SoftBank Corp., 4.500%, 04/15/20 (e)	2,796
	1,400	Ymobile Corp., 8.250%, 04/01/18 (e)	1,496

			4,292

		Kazakhstan — 0.3%
		KazMunayGas National Co. JSC,
	8,430	5.750%, 04/30/43 (e)	8,281
	10,610	Reg. S, 4.400%, 04/30/23	10,570
	3,200	Reg. S, 6.375%, 04/09/21	3,600
	7,500	Reg. S, 11.750%, 01/23/15	7,912

			30,363

		Liberia — 0.0% (g)
		Royal Caribbean Cruises Ltd.,
	1,315	5.250%, 11/15/22	1,361
	110	7.500%, 10/15/27	126

			1,487

		Luxembourg — 1.1%
		Altice Financing S.A.,
	724	6.500%, 01/15/22 (e)	744
	311	7.875%, 12/15/19 (e)	335
		Altice Finco S.A.,
	200	8.125%, 01/15/24 (e)	212
	200	9.875%, 12/15/20 (e)	226
	6,799	Altice S.A., 7.750%, 05/15/22 (e)	6,952
		APERAM,
	1,055	7.375%, 04/01/16 (e)	1,079
	1,910	7.750%, 04/01/18 (e)	2,010
		ArcelorMittal,
	2,300	6.125%, 06/01/18	2,455

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Luxembourg — Continued
	12,750	6.750%, 02/25/22	13,802
	500	7.250%, 03/01/41	510
	2,000	7.500%, 10/15/39	2,085
	3,500	10.350%, 06/01/19	4,358
		Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is,
	945	5.625%, 12/15/16 (e)	950
	165	6.000%, 06/15/17 (e)	164
	1,075	Calcipar S.A., 6.875%, 05/01/18 (e)	1,118
	520	Capsugel S.A., 7.000% (cash), 05/15/19 (e) (v)	524
	745	ConvaTec Finance International S.A., 8.250% (cash), 01/15/19 (e) (v)	763
	3,784	ConvaTec Healthcare E S.A., 10.500%, 12/15/18 (e)	4,058
	2,605	Gazprom OAO Via Gaz Capital S.A., Reg. S, 6.510%, 03/07/22	2,679
		INEOS Group Holdings S.A.,
	465	5.875%, 02/15/19 (e)	469
	1,378	6.125%, 08/15/18 (e)	1,392
		Intelsat Jackson Holdings S.A.,
	2,720	5.500%, 08/01/23	2,611
	11,390	6.625%, 12/15/22	11,504
	18,752	7.250%, 10/15/20	19,784
	10,135	7.500%, 04/01/21	10,819
		Intelsat Luxembourg S.A.,
	3,767	7.750%, 06/01/21	3,852
	1,348	8.125%, 06/01/23	1,402
		Mallinckrodt International Finance S.A.,
	160	3.500%, 04/15/18	155
	600	4.750%, 04/15/23	555
	1,491	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 5.750%, 08/01/22 (e)	1,498
	2,750	MOL Group Finance S.A., Reg. S, 6.250%, 09/26/19	2,998
	2,740	Nielsen Co. Luxembourg SARL (The), 5.500%, 10/01/21 (e)	2,788
		NII International Telecom S.C.A.,
	1,536	7.875%, 08/15/19 (e)	1,267
	1,029	11.375%, 08/15/19 (e)	865
	2,588	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 8.750%, 02/01/19	2,724
		Wind Acquisition Finance S.A.,
	6,237	4.750%, 07/15/20 (e)	6,097
	2,084	7.375%, 04/23/21 (e)	2,172

			117,976

		Mexico — 0.4%
		Alfa S.A.B. de C.V.,
	5,222	6.875%, 03/25/44 (e)	5,668
	4,350	Reg. S, 5.250%, 03/25/24	4,597
		Cemex S.A.B. de C.V.,
	300	5.875%, 03/25/19 (e)	305
	875	6.500%, 12/10/19 (e)	913
	6,043	7.250%, 01/15/21 (e)	6,406
	2,390	9.000%, 01/11/18 (e)	2,522
	300	VAR, 4.984%, 10/15/18 (e)	320
	5,200	Credito Real S.A.B. de C.V., 7.500%, 03/13/19 (e)	5,592
	1,070	Empresas ICA S.A.B. de C.V., 8.875%, 05/29/24 (e)	1,094
	2,154	Mexichem S.A.B. de C.V., Reg. S, 6.750%, 09/19/42	2,326
		Petroleos Mexicanos,
	1,950	4.875%, 01/24/22	2,084
	7,320	6.625%, 06/15/35	8,662
EUR	1,250	Reg. S, 5.500%, 02/24/25	2,045
	4,929	Tenedora Nemak S.A. de C.V., Reg. S, 5.500%, 02/28/23	5,126

			47,660

		Morocco — 0.2%
		OCP S.A.,
	11,670	Reg. S, 5.625%, 04/25/24	12,166
	8,541	Reg. S, 6.875%, 04/25/44	9,053

			21,219

		Netherlands — 0.5%
	985	Basell Finance Co. B.V., 8.100%, 03/15/27 (e)	1,319
		Bluewater Holding B.V.,
	3,600	10.000%, 12/10/19 (e)	3,870
	1,389	Constellium N.V., 5.750%, 05/15/24 (e)	1,431
	746	InterGen N.V., 7.000%, 06/30/23 (e)	742
	6,700	Kazakhstan Temir Zholy Finance B.V., Reg. S, 6.950%, 07/10/42	7,487
		LyondellBasell Industries N.V.,
	660	5.000%, 04/15/19	737
	2,225	6.000%, 11/15/21	2,636
		NXP B.V./NXP Funding LLC,
	268	3.500%, 09/15/16 (e)	269
	1,000	3.750%, 06/01/18 (e)	990
	3,852	5.750%, 02/15/21 (e)	4,006
	4,574	5.750%, 03/15/23 (e)	4,723
		Petrobras Global Finance B.V.,
	7,764	6.250%, 03/17/24	8,175
	3,136	7.250%, 03/17/44	3,435

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Netherlands — Continued
	2,875	Schaeffler Finance B.V., 4.250%, 05/15/21 (e)	2,854
		Sensata Technologies B.V.,
	1,383	4.875%, 10/15/23 (e)	1,369
	3,440	6.500%, 05/15/19 (e)	3,595
	2,510	VTR Finance B.V., 6.875%, 01/15/24 (e)	2,601

			50,239

		Nigeria — 0.0% (g)
	1,499	Sea Trucks Group, Reg. S, 9.000%, 03/26/18 (e)	1,439

		Norway — 0.0% (g)
	1,097	Petroleum Geo-Services ASA, 7.375%, 12/15/18 (e)	1,152

		Peru — 0.0% (g)
	724	Consorcio Transmantaro S.A., Reg. S, 4.375%, 05/07/23	709

		Singapore — 0.0% (g)
	480	Flextronics International Ltd., 5.000%, 02/15/23	487

		South Korea — 0.1%
	11,110	Woori Bank Co., Ltd., 4.750%, 04/30/24 (e)	11,153

		Spain — 0.0% (g)
	1,075	Cemex Espana S.A., 9.250%, 05/12/20 (e)	1,164

		Turkey — 0.1%
	5,820	Turkiye Garanti Bankasi A.S., 4.750%, 10/17/19 (e)	5,878

		United Kingdom — 0.8%
		Afren plc,
	4,350	Reg. S, 6.625%, 12/09/20	4,351
	4,400	Reg. S, 11.500%, 02/01/16	4,708
	1,655	Barclays Bank plc, 7.625%, 11/21/22	1,868
	565	CEVA Group plc, 4.000%, 05/01/18 (e)	526
	2,520	Gerdau Trade, Inc., Reg. S, 5.750%, 01/30/21	2,671
	8,480	GTL Trade Finance, Inc., 7.250%, 04/16/44 (e)	8,698
		Ineos Finance plc,
	11,470	7.500%, 05/01/20 (e)	12,287
	4,150	8.375%, 02/15/19 (e)	4,482
	880	Inmarsat Finance plc, 4.875%, 05/15/22 (e)	871
		Jaguar Land Rover Automotive plc,
	3,953	4.125%, 12/15/18 (e)	3,993
	300	5.625%, 02/01/23 (e)	313
	410	MISA Investments Ltd., 9.375% (cash), 08/15/18 (e) (v)	419
GBP	436	New Look Bondco I plc, 8.750%, 05/14/18 (e)	778
		Royal Bank of Scotland Group plc,
	1,610	5.125%, 05/28/24	1,610
	643	6.000%, 12/19/23	684
	3,023	6.100%, 06/10/23	3,270
	2,977	6.125%, 12/15/22	3,202
	2,032	Royal Bank of Scotland plc (The), Reg. S, VAR, 9.500%, 03/16/22	2,362
	7,540	Star Energy Geothermal Wayang Windu Ltd., Reg. S, 6.125%, 03/27/20	7,823
	2,500	Studio City Finance Ltd., 8.500%, 12/01/20 (e)	2,744
		Vedanta Resources plc,
	5,150	Reg. S, 6.750%, 06/07/16	5,405
	3,710	Reg. S, 7.125%, 05/31/23	3,919
		Virgin Media Finance plc,
	943	6.375%, 04/15/23 (e)	990
	568	8.375%, 10/15/19	596
	7,693	Virgin Media Secured Finance plc, 5.375%, 04/15/21 (e)	7,770

			86,340

		United States — 21.3%
	3,220	21st Century Oncology, Inc., 8.875%, 01/15/17	3,204
		Acadia Healthcare Co., Inc.,
	520	5.125%, 07/01/22 (e)	521
	528	6.125%, 03/15/21	555
		Access Midstream Partners LP/ACMP Finance Corp.,
	6,415	4.875%, 05/15/23	6,607
	2,992	5.875%, 04/15/21	3,149
	6,948	6.125%, 07/15/22	7,426
	6,620	ACCO Brands Corp., 6.750%, 04/30/20	6,885
	2,445	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	1,919
		Activision Blizzard, Inc.,
	585	5.625%, 09/15/21 (e)	614
	2,020	6.125%, 09/15/23 (e)	2,177
	290	Actuant Corp., 5.625%, 06/15/22	302
		ADT Corp. (The),
	3,370	3.500%, 07/15/22	2,982
	490	4.125%, 04/15/19	484
	4,120	4.125%, 06/15/23	3,729
	6,460	6.250%, 10/15/21	6,686

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
	Advanced Micro Devices, Inc.,
1,216	6.750%, 03/01/19 (e)	1,240
1,010	7.000%, 07/01/24 (e)	985
333	7.500%, 08/15/22	345
1,176	7.750%, 08/01/20	1,211
	AES Corp.,
2,849	5.500%, 03/15/24	2,792
3,454	7.375%, 07/01/21	3,938
32	8.000%, 10/15/17	37
1,135	8.000%, 06/01/20	1,339
1,075	AK Steel Corp., 8.750%, 12/01/18	1,193
	Alcatel-Lucent USA, Inc.,
586	4.625%, 07/01/17 (e)	590
1,045	6.450%, 03/15/29	1,008
2,220	6.750%, 11/15/20 (e)	2,265
3,000	8.875%, 01/01/20 (e)	3,330
	Alcoa, Inc.,
1,583	5.400%, 04/15/21	1,693
1,200	5.720%, 02/23/19	1,311
667	5.870%, 02/23/22	725
1,331	5.900%, 02/01/27	1,419
1,569	6.150%, 08/15/20	1,727
804	6.750%, 01/15/28	893
2,093	Alere, Inc., 6.500%, 06/15/20	2,140
	Aleris International, Inc.,
704	7.625%, 02/15/18	722
444	7.875%, 11/01/20	456
1,450	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	1,435
672	Alliant Techsystems, Inc., 5.250%, 10/01/21 (e)	685
6,485	Allison Transmission, Inc., 7.125%, 05/15/19 (e)	6,874
23,005	Allstate Corp. (The), VAR, 5.750%, 08/15/53	24,745
	Ally Financial, Inc.,
12,325	3.500%, 01/27/19	12,202
6,850	4.625%, 06/26/15	6,970
146	4.750%, 09/10/18	152
747	5.500%, 02/15/17	795
4,000	6.250%, 12/01/17	4,340
7,295	7.500%, 09/15/20	8,407
8,417	8.000%, 03/15/20	9,848
2,755	8.000%, 11/01/31	3,437
	AMC Entertainment, Inc.,
1,400	5.875%, 02/15/22	1,421
2,250	9.750%, 12/01/20	2,514
3,450	American Axle & Manufacturing, Inc., 7.750%, 11/15/19	3,916
	American International Group, Inc.,
11,852	6.250%, 03/15/37	13,254
167	VAR, 8.175%, 05/15/58	231
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
350	6.750%, 05/20/20	368
450	7.000%, 05/20/22	482
	AmeriGas Partners LP/AmeriGas Finance Corp.,
1,285	6.250%, 08/20/19	1,340
84	6.500%, 05/20/21	87
	Amkor Technology, Inc.,
5,199	6.375%, 10/01/22	5,407
1,905	6.625%, 06/01/21	1,986
490	Amsted Industries, Inc., 5.000%, 03/15/22 (e)	486
	Amsurg Corp.,
1,000	5.625%, 11/30/20	1,010
1,050	5.625%, 07/15/22 (e)	1,055
4,525	Anixter, Inc., 5.625%, 05/01/19	4,819
1,379	Antero Resources Corp., 5.125%, 12/01/22 (e)	1,376
	Antero Resources Finance Corp.,
1,625	5.375%, 11/01/21	1,645
1,565	6.000%, 12/01/20	1,632
1,750	Aramark Services, Inc., 5.750%, 03/15/20	1,802
2,950	Arch Coal, Inc., 7.250%, 06/15/21	1,917
352	Artesyn Escrow, Inc., 9.750%, 10/15/20 (e)	347
980	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e)	1,017
	Ashland, Inc.,
812	3.000%, 03/15/16	817
1,000	3.875%, 04/15/18	1,003
9,292	4.750%, 08/15/22	8,990
2,785	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	2,959
	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
900	4.750%, 11/15/21	851
890	5.875%, 08/01/23	874
400	6.625%, 10/01/20	416
3,950	Atwood Oceanics, Inc., 6.500%, 02/01/20	4,147
	Audatex North America, Inc.,
8,634	6.000%, 06/15/21 (e)	9,044
227	6.125%, 11/01/23 (e)	237

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
275	AutoNation, Inc., 5.500%, 02/01/20	301
	Avaya, Inc.,
8,150	7.000%, 04/01/19 (e)	7,967
1,428	10.500%, 03/01/21 (e)	1,249
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
1,955	5.125%, 06/01/22 (e)	1,896
5,090	5.500%, 04/01/23	5,090
1,410	9.750%, 03/15/20	1,569
2,489	Axiall Corp., 4.875%, 05/15/23	2,427
1,450	B&G Foods, Inc., 4.625%, 06/01/21	1,414
	B/E Aerospace, Inc.,
1,059	5.250%, 04/01/22	1,148
769	6.875%, 10/01/20	830
	Ball Corp.,
995	4.000%, 11/15/23	918
905	5.000%, 03/15/22	903
620	5.750%, 05/15/21	646
522	Bankrate, Inc., 6.125%, 08/15/18 (e)	551
	Basic Energy Services, Inc.,
175	7.750%, 02/15/19	183
1,803	7.750%, 10/15/22	1,952
223	BC Mountain LLC/BC Mountain Finance, Inc., 7.000%, 02/01/21 (e)	214
	Belden, Inc.,
500	5.250%, 07/15/24 (e)	499
5,350	5.500%, 09/01/22 (e)	5,483
	Berry Plastics Corp.,
925	5.500%, 05/15/22	902
1,115	9.750%, 01/15/21	1,243
4,936	Big Heart Pet Brands, 7.625%, 02/15/19	5,090
	Biomet, Inc.,
13,335	6.500%, 08/01/20	14,384
2,050	6.500%, 10/01/20	2,178
2,665	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	2,772
	BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
1,325	7.875%, 04/15/22	1,385
5,000	8.625%, 10/15/20	5,375
1,269	Briggs & Stratton Corp., 6.875%, 12/15/20	1,421
1,905	Brightstar Corp., 9.500%, 12/01/16 (e)	2,019
	Building Materials Corp. of America,
2,535	6.750%, 05/01/21 (e)	2,703
3,025	7.500%, 03/15/20 (e)	3,176
7,989	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	8,428
	Cablevision Systems Corp.,
6,034	8.000%, 04/15/20	6,803
3,000	8.625%, 09/15/17	3,420
	Caesars Entertainment Operating Co., Inc.,
5,850	8.500%, 02/15/20	5,119
10,800	9.000%, 02/15/20	8,991
6,390	11.250%, 06/01/17	5,623
	Calpine Corp.,
1,139	5.375%, 01/15/23	1,116
1,140	5.750%, 01/15/25	1,114
2,467	5.875%, 01/15/24 (e)	2,572
1,066	6.000%, 01/15/22 (e)	1,125
6,809	7.875%, 01/15/23 (e)	7,371
610	Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.750%, 02/15/18 (e)	653
4,135	Capmark Financial Group, Inc., Escrow, 0.000%, 05/10/10 (d) (i)	21
1,700	Cardtronics, Inc., 5.125%, 08/01/22 (e)	1,704
3,300	Case New Holland, Inc., 7.875%, 12/01/17	3,766
2,045	Casella Waste Systems, Inc., 7.750%, 02/15/19	2,106
1,911	Catalent Pharma Solutions, Inc., 7.875%, 10/15/18	1,943
1,255	CBRE Services, Inc., 6.625%, 10/15/20	1,316
	CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.,
280	5.250%, 02/15/22 (e)	279
280	5.625%, 02/15/24 (e)	280
410	CCM Merger, Inc., 9.125%, 05/01/19 (e)	433
	CCO Holdings LLC/CCO Holdings Capital Corp.,
450	5.125%, 02/15/23	434
4,906	5.250%, 03/15/21	4,882
3,500	5.250%, 09/30/22	3,430
6,378	6.500%, 04/30/21	6,633
2,848	7.000%, 01/15/19	2,969
4,210	7.375%, 06/01/20	4,494
1,140	8.125%, 04/30/20	1,216
	CDW LLC/CDW Finance Corp.,
926	6.000%, 08/15/22	926
7,588	8.500%, 04/01/19	8,062
1,285	CEC Entertainment, Inc., 8.000%, 02/15/22 (e)	1,295
	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
1,095	5.250%, 03/15/21	1,106
575	5.375%, 06/01/24 (e)	575

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
	Celanese U.S. Holdings LLC,
975	4.625%, 11/15/22	970
175	6.625%, 10/15/18	182
	Cemex Finance LLC,
526	6.000%, 04/01/24 (e)	526
6,330	9.375%, 10/12/22 (e)	7,216
365	Centene Corp., 4.750%, 05/15/22	369
5,450	Central Garden & Pet Co., 8.250%, 03/01/18	5,613
663	Century Communities, Inc., 6.875%, 05/15/22 (e)	673
	CenturyLink, Inc.,
13,146	5.800%, 03/15/22	13,475
5,900	6.750%, 12/01/23	6,401
	Cenveo Corp.,
1,600	6.000%, 08/01/19 (e)	1,548
1,275	8.500%, 09/15/22 (e)	1,237
673	Ceridian Corp., 8.875%, 07/15/19 (e)	744
397	Ceridian LLC/Comdata, Inc., 8.125%, 11/15/17 (e)	396
	Chesapeake Energy Corp.,
303	3.250%, 03/15/16	303
4,266	4.875%, 04/15/22	4,255
680	5.375%, 06/15/21	698
680	5.750%, 03/15/23	726
2,642	6.125%, 02/15/21	2,867
7,450	6.625%, 08/15/20	8,302
2,000	6.875%, 11/15/20	2,250
4,808	Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875%, 02/01/21	5,145
	Chrysler Group LLC/CG Co-Issuer, Inc.,
3,705	8.000%, 06/15/19	3,946
27,923	8.250%, 06/15/21	30,715
	CHS/Community Health Systems, Inc.,
750	5.125%, 08/15/18	769
1,120	5.125%, 08/01/21 (e)	1,128
3,010	6.875%, 02/01/22 (e)	3,078
1,150	7.125%, 07/15/20	1,227
1,635	8.000%, 11/15/19	1,754
142	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (e)	99
	Cimarex Energy Co.,
975	4.375%, 06/01/24	996
2,065	5.875%, 05/01/22	2,256
	Cincinnati Bell, Inc.,
940	8.375%, 10/15/20	1,020
185	8.750%, 03/15/18	194
	Cinemark USA, Inc.,
2,550	4.875%, 06/01/23	2,493
1,412	5.125%, 12/15/22	1,422
1,005	7.375%, 06/15/21	1,088
	CIT Group, Inc.,
5,649	4.250%, 08/15/17	5,818
2,161	5.000%, 05/15/17	2,272
2,573	5.000%, 08/15/22	2,657
5,640	5.250%, 03/15/18	5,950
3,842	5.375%, 05/15/20	4,073
4,000	5.500%, 02/15/19 (e)	4,270
2,580	6.625%, 04/01/18 (e)	2,844
1,408	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	1,450
	Claire’s Stores, Inc.,
1,150	6.125%, 03/15/20 (e)	1,049
3,518	8.875%, 03/15/19	2,876
11,608	9.000%, 03/15/19 (e)	11,695
	Clean Harbors, Inc.,
715	5.125%, 06/01/21	711
5,000	5.250%, 08/01/20	5,038
	Clear Channel Communications, Inc.,
1,630	9.000%, 12/15/19	1,673
3,087	9.000%, 03/01/21	3,191
	Clear Channel Worldwide Holdings, Inc.,
28,300	6.500%, 11/15/22	29,711
14,528	Series A, 7.625%, 03/15/20	15,254
	Clearwater Paper Corp.,
800	4.500%, 02/01/23	768
900	5.375%, 02/01/25 (e)	898
1,450	Clearwire Communications LLC/Clearwire Finance, Inc., 14.750%, 12/01/16 (e)	1,860
605	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 6.375%, 03/15/24	625
2,530	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	1,999
800	CNH Capital LLC, 3.875%, 11/01/15	810
600	CNH Industrial Capital LLC, 3.625%, 04/15/18	598
730	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	745
2,447	Coeur Mining, Inc., 7.875%, 02/01/21	2,386
380	Columbus McKinnon Corp., 7.875%, 02/01/19	403
	Commercial Metals Co.,
950	4.875%, 05/15/23	914

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
1,000	7.350%, 08/15/18	1,130
	CommScope, Inc.,
740	5.000%, 06/15/21 (e)	733
740	5.500%, 06/15/24 (e)	736
1,600	Compressco Partners LP/Compressco Finance, Inc., 7.250%, 08/15/22 (e)	1,580
	Comstock Resources, Inc.,
516	7.750%, 04/01/19	543
2,017	9.500%, 06/15/20	2,254
	Concho Resources, Inc.,
593	5.500%, 04/01/23	614
2,475	6.500%, 01/15/22	2,636
731	7.000%, 01/15/21	782
	CONSOL Energy, Inc.,
1,655	5.875%, 04/15/22 (e)	1,674
1,085	6.375%, 03/01/21	1,139
545	8.250%, 04/01/20	580
35	Constar International, Inc., 11.000%, 12/31/17 (d) (i)	6
	Constellation Brands, Inc.,
299	3.750%, 05/01/21	292
602	4.250%, 05/01/23	594
510	6.000%, 05/01/22	560
1,000	7.250%, 09/01/16	1,093
1,923	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	2,072
73	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	83
1,298	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	1,493
1,344	Continental Airlines 2012-3 Class C Pass-Through Certificates, 6.125%, 04/29/18	1,438
	Corrections Corp. of America,
10,100	4.125%, 04/01/20	9,949
900	4.625%, 05/01/23	866
	Covanta Holding Corp.,
240	5.875%, 03/01/24	244
577	6.375%, 10/01/22	613
3,665	Crestview DS Merger Sub II, Inc., 10.000%, 09/01/21 (e)	4,119
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
349	6.000%, 12/15/20	359
1,030	6.125%, 03/01/22 (e)	1,064
500	7.750%, 04/01/19	529
770	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23	728
	Crown Castle International Corp.,
863	4.875%, 04/15/22	854
5,902	5.250%, 01/15/23	5,961
	CSC Holdings LLC,
2,449	6.750%, 11/15/21	2,627
400	8.625%, 02/15/19	470
433	CST Brands, Inc., 5.000%, 05/01/23	428
405	CyrusOne LP/CyrusOne Finance Corp., 6.375%, 11/15/22	427
	Dana Holding Corp.,
3,000	5.375%, 09/15/21	3,075
1,300	6.500%, 02/15/19	1,347
559	6.750%, 02/15/21	591
3,995	Darling Ingredients, Inc., 5.375%, 01/15/22 (e)	4,105
	DaVita HealthCare Partners, Inc.,
1,490	5.125%, 07/15/24	1,468
1,275	5.750%, 08/15/22	1,345
3,410	6.625%, 11/01/20	3,580
450	Dean Foods Co., 7.000%, 06/01/16	484
84	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	98
244	Delta Air Lines 2007-1 Class C Pass-Through Trust, 8.954%, 08/10/14	244
46	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	52
430	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	469
983	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	1,091
755	Deluxe Corp., 7.000%, 03/15/19	800
9,203	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	9,479
	Denbury Resources, Inc.,
2,700	4.625%, 07/15/23	2,525
3,350	5.500%, 05/01/22	3,291
2,257	Diamondback Energy, Inc., 7.625%, 10/01/21 (e)	2,449
	DISH DBS Corp.,
1,304	5.125%, 05/01/20	1,330
4,165	5.875%, 07/15/22	4,353
14,774	6.750%, 06/01/21	16,251
3,925	7.125%, 02/01/16	4,180
12,672	7.875%, 09/01/19	14,573
	DJO Finance LLC/DJO Finance Corp.,
2,550	7.750%, 04/15/18	2,626
2,705	8.750%, 03/15/18	2,867
485	9.875%, 04/15/18	512

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
449	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	471
1,390	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (e)	1,453
953	DuPont Fabros Technology LP, 5.875%, 09/15/21	972
1,120	Dycom Investments, Inc., 7.125%, 01/15/21	1,207
	Dynegy Holdings LLC,
100	7.125%, 05/15/18 (d) (i)	—	(h)
2,000	7.750%, 06/01/19 (d) (i)	—
600	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, Series B, 7.670%, 11/08/16 (d) (i)	—
818	Dynegy, Inc., 5.875%, 06/01/23	785
1,005	E*TRADE Financial Corp., 6.375%, 11/15/19	1,068
1,011	Eagle Spinco, Inc., 4.625%, 02/15/21	988
2,500	El Paso LLC, 7.250%, 06/01/18	2,812
25	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	29
13,274	Embarq Corp., 7.995%, 06/01/36	14,502
2,550	Endo Finance LLC, 5.750%, 01/15/22 (e)	2,537
	Endo Finance LLC & Endo Finco, Inc.,
225	7.000%, 07/15/19 (e)	237
250	7.000%, 12/15/20 (e)	264
	Energy Transfer Equity LP,
6,102	5.875%, 01/15/24 (e)	6,224
1,055	7.500%, 10/15/20	1,179
	Energy XXI Gulf Coast, Inc.,
928	6.875%, 03/15/24 (e)	926
937	7.500%, 12/15/21	979
60	7.750%, 06/15/19	62
375	9.250%, 12/15/17	392
499	EnLink Midstream Partners LP/EnLink Midstream Finance Corp., 7.125%, 06/01/22	577
435	Entegris, Inc., 6.000%, 04/01/22 (e)	449
2,105	Enterprise Products Operating LLC, VAR, 7.000%, 06/01/67	2,231
1,210	Envision Healthcare Corp., 5.125%, 07/01/22 (e)	1,195
13,285	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	14,713
	EP Energy LLC/Everest Acquisition Finance, Inc.,
2,352	6.875%, 05/01/19	2,464
4,036	7.750%, 09/01/22	4,399
2,950	Epicor Software Corp., 8.625%, 05/01/19	3,142
	Equinix, Inc.,
1,320	4.875%, 04/01/20	1,330
615	7.000%, 07/15/21	670
6,325	EV Energy Partners LP/EV Energy Finance Corp., 8.000%, 04/15/19	6,610
1,786	EXCO Resources, Inc., 8.500%, 04/15/22	1,795
920	Exterran Partners LP/EXLP Finance Corp., 6.000%, 10/01/22 (e)	915
605	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	641
377	First Cash Financial Services, Inc., 6.750%, 04/01/21 (e)	401
	First Data Corp.,
3,813	6.750%, 11/01/20 (e)	4,023
1,400	7.375%, 06/15/19 (e)	1,470
15,865	8.250%, 01/15/21 (e)	16,976
8,735	8.875%, 08/15/20 (e)	9,543
726	10.625%, 06/15/21	824
392	11.250%, 01/15/21	444
1,836	11.750%, 08/15/21	2,143
6,588	12.625%, 01/15/21	7,848
19,313	8.750% (cash), 01/15/22 (e) (v)	20,737
	Ford Motor Credit Co. LLC,
5,500	5.000%, 05/15/18	6,057
6,850	6.625%, 08/15/17	7,825
	Freescale Semiconductor, Inc.,
770	5.000%, 05/15/21 (e)	766
549	6.000%, 01/15/22 (e)	566
245	8.050%, 02/01/20	260
	Fresenius Medical Care U.S. Finance II, Inc.,
3,378	5.625%, 07/31/19 (e)	3,598
2,577	5.875%, 01/31/22 (e)	2,815
	Fresenius Medical Care U.S. Finance, Inc.,
1,850	5.750%, 02/15/21 (e)	1,993
400	6.500%, 09/15/18 (e)	444
	Frontier Communications Corp.,
1,855	8.500%, 04/15/20	2,138
398	8.750%, 04/15/22	453
3,217	9.250%, 07/01/21	3,748
350	FTI Consulting, Inc., 6.000%, 11/15/22	357
	Gannett Co., Inc.,
384	5.125%, 07/15/20	388
1,980	6.375%, 10/15/23 (e)	2,089
72	10.000%, 04/01/16	81

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
	GCI, Inc.,
2,850	6.750%, 06/01/21	2,857
4,712	8.625%, 11/15/19	4,924
5,371	GenCorp, Inc., 7.125%, 03/15/21	5,813
4,100	General Cable Corp., 5.750%, 10/01/22	4,110
	General Motors Co.,
1,962	3.500%, 10/02/18	1,972
10,500	4.875%, 10/02/23	10,959
	General Motors Financial Co., Inc.,
3,796	3.250%, 05/15/18	3,791
205	4.250%, 05/15/23	202
1,050	4.750%, 08/15/17	1,101
928	Genesis Energy LP, 5.625%, 06/15/24	937
	Genesis Energy LP/Genesis Energy Finance Corp.,
850	5.750%, 02/15/21	859
1,505	7.875%, 12/15/18	1,593
	GenOn Energy, Inc.,
1,000	7.875%, 06/15/17	1,030
1,000	9.500%, 10/15/18	1,045
3,848	9.875%, 10/15/20	4,021
	Geo Group, Inc. (The),
3,500	5.875%, 01/15/22	3,605
2,700	6.625%, 02/15/21	2,835
490	Global Partners LP/GLP Finance Corp., 6.250%, 07/15/22 (e)	484
2,434	Goodman Networks, Inc., 12.125%, 07/01/18	2,629
	Goodyear Tire & Rubber Co. (The),
2,505	6.500%, 03/01/21	2,649
6,312	7.000%, 05/15/22	6,849
4,325	8.250%, 08/15/20	4,671
900	8.750%, 08/15/20	1,064
	Graphic Packaging International, Inc.,
762	4.750%, 04/15/21	764
240	7.875%, 10/01/18	251
750	Graton Economic Development Authority, 9.625%, 09/01/19 (e)	834
1,850	Gray Television, Inc., 7.500%, 10/01/20	1,936
3,425	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	3,571
2,060	Griffon Corp., 5.250%, 03/01/22	2,016
933	Guitar Center, Inc., 6.500%, 04/15/19 (e)	886
1,540	H&E Equipment Services, Inc., 7.000%, 09/01/22	1,667
	Halcon Resources Corp.,
6,350	8.875%, 05/15/21	6,588
1,505	9.250%, 02/15/22	1,582
524	9.750%, 07/15/20	561
2,100	Hanesbrands, Inc., 6.375%, 12/15/20	2,231
1,772	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	1,803
	Harland Clarke Holdings Corp.,
1,340	9.250%, 03/01/21 (e)	1,344
3,490	9.750%, 08/01/18 (e)	3,734
650	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	767
	HCA Holdings, Inc.,
770	6.250%, 02/15/21	813
14,610	7.750%, 05/15/21	15,760
	HCA, Inc.,
1,468	3.750%, 03/15/19	1,457
715	4.750%, 05/01/23	706
1,976	5.000%, 03/15/24	1,961
2,080	5.875%, 03/15/22	2,215
740	5.875%, 05/01/23	762
14,376	6.500%, 02/15/20	15,616
905	7.250%, 09/15/20	957
19,422	7.500%, 02/15/22	21,996
1,400	8.000%, 10/01/18	1,629
	HD Supply, Inc.,
1,265	7.500%, 07/15/20	1,350
10,645	8.125%, 04/15/19	11,497
732	Headwaters, Inc., 7.250%, 01/15/19	765
3,321	HealthSouth Corp., 7.750%, 09/15/22	3,545
2,596	Hecla Mining Co., 6.875%, 05/01/21	2,538
	Hertz Corp. (The),
5,276	5.875%, 10/15/20	5,395
165	6.250%, 10/15/22	171
1,183	6.750%, 04/15/19	1,236
4,770	7.375%, 01/15/21	5,104
1,000	7.500%, 10/15/18	1,040
13,263	Hexion U.S. Finance Corp., 6.625%, 04/15/20	13,794
1,600	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	1,651
	Hiland Partners LP/Hiland Partners Finance Corp.,
448	5.500%, 05/15/22 (e)	446
921	7.250%, 10/01/20 (e)	983
	Hilcorp Energy I LP/Hilcorp Finance Co.,
855	5.000%, 12/01/24 (e)	844
2,393	7.625%, 04/15/21 (e)	2,567
1,145	8.000%, 02/15/20 (e)	1,219

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
2,130	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21 (e)	2,231
8,550	HJ Heinz Co., 4.250%, 10/15/20	8,497
500	Holly Energy Partners LP/Holly Energy Finance Corp., 6.500%, 03/01/20	522
8,105	Hologic, Inc., 6.250%, 08/01/20	8,449
151	Hospira, Inc., 5.200%, 08/12/20	164
2,000	Hughes Satellite Systems Corp., 6.500%, 06/15/19	2,207
	Huntsman International LLC,
6,100	4.875%, 11/15/20	6,146
1,500	8.625%, 03/15/20	1,597
2,000	8.625%, 03/15/21	2,175
220	IAC/InterActiveCorp., 4.875%, 11/30/18	226
3,940	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	4,167
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
2,470	4.875%, 03/15/19	2,482
2,684	5.875%, 02/01/22	2,736
1,360	iGATE Corp., 4.750%, 04/15/19 (e)	1,357
1,011	Igloo Holdings Corp., 9.000% (cash), 12/15/17 (e) (v)	1,029
6,778	ILFC E-Capital Trust I, VAR, 5.020%, 12/21/65 (e)	6,507
1,003	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	999
3,711	IMS Health, Inc., 6.000%, 11/01/20 (e)	3,878
1,337	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (v)	1,324
	Infor U.S., Inc.,
5,542	9.375%, 04/01/19	6,055
2,360	11.500%, 07/15/18	2,637
1,040	Ingles Markets, Inc., 5.750%, 06/15/23	1,043
	International Lease Finance Corp.,
1,602	4.625%, 04/15/21	1,598
1,480	5.875%, 04/01/19	1,573
5,920	6.250%, 05/15/19	6,423
2,575	8.250%, 12/15/20	3,096
3,175	8.625%, 01/15/22	3,925
14,485	8.750%, 03/15/17	16,441
1,090	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	1,188
	inVentiv Health, Inc.,
850	9.000%, 01/15/18 (e)	895
2,374	11.000%, 08/15/18 (e)	2,144
	Iron Mountain, Inc.,
1,351	5.750%, 08/15/24	1,351
551	7.750%, 10/01/19	592
421	8.375%, 08/15/21	437
	Isle of Capri Casinos, Inc.,
2,943	5.875%, 03/15/21	3,017
1,000	8.875%, 06/15/20	1,060
325	J.M. Huber Corp., 9.875%, 11/01/19 (e)	368
250	Jaguar Holding Co. I, 9.375% (cash), 10/15/17 (e) (v)	254
	Jarden Corp.,
1,000	6.125%, 11/15/22	1,050
1,925	7.500%, 05/01/17	2,146
1,007	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	1,114
	JBS USA LLC/JBS USA Finance, Inc.,
1,848	5.875%, 07/15/24 (e)	1,825
5,409	7.250%, 06/01/21 (e)	5,787
1,411	8.250%, 02/01/20 (e)	1,524
2,500	JC Penney Corp., Inc., 5.750%, 02/15/18	2,287
	Jefferies Finance LLC/JFIN Co-Issuer Corp.,
630	6.875%, 04/15/22 (e)	629
241	7.375%, 04/01/20 (e)	253
1,965	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22 (e)	2,044
1,400	Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)	1,393
	K. Hovnanian Enterprises, Inc.,
484	7.000%, 01/15/19 (e)	486
496	7.250%, 10/15/20 (e)	522
953	9.125%, 11/15/20 (e)	1,048
715	11.875%, 10/15/15	787
1,500	Kaiser Aluminum Corp., 8.250%, 06/01/20	1,680
606	Kennedy-Wilson, Inc., 5.875%, 04/01/24	608
2,830	Key Energy Services, Inc., 6.750%, 03/01/21	2,887
	Kinder Morgan, Inc.,
726	5.000%, 02/15/21 (e)	736
726	5.625%, 11/15/23 (e)	748
5,600	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	6,202
967	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19 (e)	1,001
	L Brands, Inc.,
1,100	5.625%, 10/15/23	1,163
5,925	6.625%, 04/01/21	6,607
555	Laredo Petroleum, Inc., 7.375%, 05/01/22	605

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
665	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.750%, 04/15/23	712
	Lennar Corp.,
950	4.500%, 06/15/19	950
555	6.950%, 06/01/18	618
555	Series B, 12.250%, 06/01/17	690
	Level 3 Communications, Inc.,
1,065	8.875%, 06/01/19	1,150
7,185	11.875%, 02/01/19	7,886
2,625	Level 3 Escrow II, Inc., 5.375%, 08/15/22 (e)	2,576
	Level 3 Financing, Inc.,
2,814	6.125%, 01/15/21 (e)	2,912
3,465	7.000%, 06/01/20	3,686
13,963	8.125%, 07/01/19	14,871
1,420	8.625%, 07/15/20	1,544
340	VAR, 3.823%, 01/15/18 (e)	343
870	Liberty Interactive LLC, 8.250%, 02/01/30	961
	Liberty Mutual Group, Inc.,
3,000	7.800%, 03/15/37 (e)	3,555
949	VAR, 10.750%, 06/15/58 (e)	1,469
	LifePoint Hospitals, Inc.,
1,335	5.500%, 12/01/21 (e)	1,365
200	6.625%, 10/01/20	212
	Linn Energy LLC/Linn Energy Finance Corp.,
6,550	6.250%, 11/01/19	6,648
3,350	7.750%, 02/01/21	3,509
	Live Nation Entertainment, Inc.,
1,365	5.375%, 06/15/22 (e)	1,365
1,018	7.000%, 09/01/20 (e)	1,097
300	Louisiana-Pacific Corp., 7.500%, 06/01/20	328
2,148	M/I Homes, Inc., 8.625%, 11/15/18	2,258
3,805	Magnachip Semiconductor Corp., 6.625%, 07/15/21	3,691
2,995	Manitowoc Co., Inc. (The), 8.500%, 11/01/20	3,280
6,215	Marina District Finance Co., Inc., 9.875%, 08/15/18	6,481
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
585	4.500%, 07/15/23	576
5,200	5.500%, 02/15/23	5,395
367	6.250%, 06/15/22	390
325	6.500%, 08/15/21	344
925	6.750%, 11/01/20	988
1,237	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	1,296
	Masco Corp.,
261	5.950%, 03/15/22	289
56	7.125%, 03/15/20	66
740	MasTec, Inc., 4.875%, 03/15/23	726
450	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21	502
1,239	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	1,298
2,533	Memorial Resource Development Corp., 5.875%, 07/01/22 (e)	2,463
636	Men’s Wearhouse, Inc. (The), 7.000%, 07/01/22 (e)	661
1,038	Meritage Homes Corp., 7.000%, 04/01/22	1,134
17,915	MetLife, Inc., 6.400%, 12/15/36	20,079
	MetroPCS Wireless, Inc.,
2,881	6.625%, 11/15/20	3,025
55	7.875%, 09/01/18	57
	MGM Resorts International,
3,225	5.250%, 03/31/20	3,265
500	6.625%, 12/15/21	541
3,625	6.750%, 10/01/20	3,924
4,120	7.625%, 01/15/17	4,553
10,644	7.750%, 03/15/22	12,241
9,100	8.625%, 02/01/19	10,601
2,350	11.375%, 03/01/18	2,967
5,896	Michael’s Stores, Inc., 7.750%, 11/01/18	6,147
	Micron Technology, Inc.,
1,160	5.500%, 02/01/25 (e)	1,154
1,272	5.875%, 02/15/22 (e)	1,336
152	Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.750%, 10/01/20	164
1,630	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	1,756
150	Mobile Mini, Inc., 7.875%, 12/01/20	161
	Motors Liquidation Co.,
10	6.750%, 05/01/28 (d) (i)	—	(h)
11	7.750%, 03/15/36 (d) (i)	—	(h)
115	8.375%, 07/15/33 (d) (i)	—	(h)
3,145	MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)	3,224
778	MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 02/15/22	829
1,145	MTR Gaming Group, Inc., 11.500%, 08/01/19	1,265
182	Murphy Oil USA, Inc., 6.000%, 08/15/23	192

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
778	Mustang Merger Corp., 8.500%, 08/15/21 (e)	836
4,000	Mylan, Inc., 7.875%, 07/15/20 (e)	4,399
455	National Financial Partners Corp., 9.000%, 07/15/21 (e)	490
1,835	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	1,945
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
272	6.500%, 07/01/21	264
259	6.500%, 06/01/22	252
434	7.875%, 10/01/20	443
421	9.625%, 05/01/19	465
197	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	199
1,970	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	2,009
	NCR Corp.,
246	5.000%, 07/15/22	243
115	5.875%, 12/15/21	119
903	6.375%, 12/15/23	957
55	Neebo, Inc., 15.000%, 06/30/16 (e)	57
1,497	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	1,579
	Netflix, Inc.,
1,164	5.375%, 02/01/21	1,202
1,545	5.750%, 03/01/24 (e)	1,595
	Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
1,290	5.625%, 03/15/20 (e)	1,351
747	5.875%, 03/15/22 (e)	800
	New Albertsons, Inc.,
254	6.625%, 06/01/28	212
521	7.750%, 06/15/26	508
680	8.000%, 05/01/31	654
579	8.700%, 05/01/30	575
	Newfield Exploration Co.,
1,204	5.625%, 07/01/24	1,301
2,100	5.750%, 01/30/22	2,289
975	6.875%, 02/01/20	1,014
250	7.125%, 05/15/18	256
3,828	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	4,058
	NGL Energy Partners LP/NGL Energy Finance Corp.,
445	5.125%, 07/15/19 (e)	443
750	6.875%, 10/15/21 (e)	793
	Nielsen Finance LLC/Nielsen Finance Co.,
1,200	4.500%, 10/01/20	1,188
3,668	5.000%, 04/15/22 (e)	3,613
4,944	NII Capital Corp., 7.625%, 04/01/21	1,310
3,179	Northwest Airlines 2007-1 Class B Pass-Through Trust, 7.027%, 11/01/19	3,637
	NRG Energy, Inc.,
600	6.250%, 07/15/22 (e)	618
1,275	6.250%, 05/01/24 (e)	1,275
3,766	6.625%, 03/15/23	3,879
5,245	7.625%, 01/15/18	5,822
2,236	7.875%, 05/15/21	2,426
1,000	8.250%, 09/01/20	1,075
1,337	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	1,350
1,100	Oasis Petroleum, Inc., 6.875%, 03/15/22 (e)	1,191
758	Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)	730
1,325	Olin Corp., 5.500%, 08/15/22	1,395
602	Omnicare, Inc., 7.750%, 06/01/20	638
905	OMNOVA Solutions, Inc., 7.875%, 11/01/18	943
473	Oppenheimer Holdings, Inc., 8.750%, 04/15/18	504
2,000	Oshkosh Corp., 8.500%, 03/01/20	2,135
3,715	PAETEC Holding Corp., 9.875%, 12/01/18	3,952
440	Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	470
	Parker Drilling Co.,
1,050	6.750%, 07/15/22 (e)	1,071
660	7.500%, 08/01/20	701
7,021	Party City Holdings, Inc., 8.875%, 08/01/20	7,565
667	PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.750% (cash), 08/15/19 (e) (v)	674
	Peabody Energy Corp.,
410	6.000%, 11/15/18	409
8,055	6.250%, 11/15/21	7,632
196	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 6.500%, 05/15/21	208
370	Penske Automotive Group, Inc., 5.750%, 10/01/22	382
750	Petrohawk Energy Corp., 7.250%, 08/15/18	779
600	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 04/01/20	657
1,623	PHI, Inc., 5.250%, 03/15/19 (e)	1,631
545	Pilgrim’s Pride Corp., 7.875%, 12/15/18	572

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
1,200	Pinnacle Entertainment, Inc., 6.375%, 08/01/21	1,236
	Pioneer Energy Services Corp.,
408	6.125%, 03/15/22 (e)	420
425	9.875%, 03/15/18	449
	Pioneer Natural Resources Co.,
425	6.875%, 05/01/18	497
231	7.500%, 01/15/20	284
1,539	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	1,651
	Plains Exploration & Production Co.,
5,891	6.500%, 11/15/20	6,539
850	6.750%, 02/01/22	961
381	6.875%, 02/15/23	441
4,614	Polymer Group, Inc., 7.750%, 02/01/19	4,845
	PolyOne Corp.,
2,611	5.250%, 03/15/23	2,624
2,989	7.375%, 09/15/20	3,206
	Post Holdings, Inc.,
2,200	6.000%, 12/15/22 (e)	2,178
5,286	6.750%, 12/01/21 (e)	5,491
9,600	7.375%, 02/15/22	10,224
11,206	PPL Capital Funding, Inc., Series A, VAR, 6.700%, 03/30/67	11,458
	Prestige Brands, Inc.,
1,725	5.375%, 12/15/21 (e)	1,725
136	8.125%, 02/01/20	149
150	Prince Mineral Holding Corp., 12.000%, 12/15/19 (e)	168
	Prudential Financial, Inc.,
20,145	VAR, 5.200%, 03/15/44	20,447
18,735	VAR, 5.625%, 06/15/43	20,046
20,685	VAR, 5.875%, 09/15/42	22,392
	QEP Resources, Inc.,
2,269	5.250%, 05/01/23	2,269
3,625	5.375%, 10/01/22	3,689
1,871	6.875%, 03/01/21	2,072
1,200	Quad/Graphics, Inc., 7.000%, 05/01/22 (e)	1,189
	QVC, Inc.,
200	5.125%, 07/02/22	212
1,005	7.375%, 10/15/20 (e)	1,074
	Qwest Capital Funding, Inc.,
239	6.875%, 07/15/28	240
1,867	7.750%, 02/15/31	1,914
375	Qwest Corp., 7.250%, 09/15/25	436
	R.R. Donnelley & Sons Co.,
765	7.000%, 02/15/22	834
665	7.875%, 03/15/21	751
465	Radio One, Inc., 9.250%, 02/15/20 (e)	492
1,750	Radio Systems Corp., 8.375%, 11/01/19 (e)	1,921
	Rain CII Carbon LLC/CII Carbon Corp.,
1,250	8.000%, 12/01/18 (e)	1,294
1,240	8.250%, 01/15/21 (e)	1,286
	Range Resources Corp.,
569	5.000%, 08/15/22	583
2,427	5.000%, 03/15/23	2,494
10	6.750%, 08/01/20	11
1,302	Rayonier AM Products, Inc., 5.500%, 06/01/24 (e)	1,282
720	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	767
128	Real Mex Restaurants, Inc., 11.000%, 03/21/16 (i)	128
4,015	Realogy Group LLC, 7.625%, 01/15/20 (e)	4,326
	Regal Entertainment Group,
400	5.750%, 03/15/22	408
1,200	5.750%, 06/15/23	1,206
315	5.750%, 02/01/25	314
	Regency Energy Partners LP/Regency Energy Finance Corp.,
292	4.500%, 11/01/23	278
696	5.000%, 10/01/22	687
2,245	5.500%, 04/15/23	2,268
1,043	5.875%, 03/01/22	1,090
1,145	6.500%, 07/15/21	1,222
10,970	Reliance Holding USA, Inc., Reg. S, 5.400%, 02/14/22	11,898
415	Resolute Forest Products, Inc., 5.875%, 05/15/23	394
600	Revlon Consumer Products Corp., 5.750%, 02/15/21	609
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
10,235	5.750%, 10/15/20	10,440
2,000	6.875%, 02/15/21	2,107
3,600	7.125%, 04/15/19	3,735
3,275	7.875%, 08/15/19	3,484
1,950	8.250%, 02/15/21	2,067
3,625	8.500%, 05/15/18	3,761
10,050	9.000%, 04/15/19	10,477
19,382	9.875%, 08/15/19	20,884
2,510	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/21	2,491
798	Ridgebury Crude Tankers LLC, Reg. S, 7.625%, 03/20/17 (e)	816

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
	Rite Aid Corp.,
910	6.750%, 06/15/21	947
2,380	8.000%, 08/15/20	2,579
950	9.250%, 03/15/20	1,064
2,250	10.250%, 10/15/19	2,396
791	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	848
878	RJS Power Holdings LLC, 5.125%, 07/15/19 (e)	863
656	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 07/15/22 (e)	658
	Rosetta Resources, Inc.,
1,680	5.625%, 05/01/21	1,693
2,644	5.875%, 06/01/22	2,690
374	5.875%, 06/01/24	381
775	Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.000%, 10/15/17	821
320	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	334
	Sabine Pass Liquefaction LLC,
9,629	5.625%, 04/15/23	9,773
1,337	5.625%, 02/01/21	1,384
975	5.750%, 05/15/24 (e)	990
1,113	6.250%, 03/15/22 (e)	1,171
5,430	Sabre GLBL, Inc., 8.500%, 05/15/19 (e)	5,878
655	Salix Pharmaceuticals Ltd., 6.000%, 01/15/21 (e)	684
	Sally Holdings LLC/Sally Capital, Inc.,
500	5.500%, 11/01/23	515
3,000	5.750%, 06/01/22	3,120
1,500	6.875%, 11/15/19	1,597
2,330	Samson Investment Co., 10.750%, 02/15/20 (e)	2,359
600	Sanchez Energy Corp., 6.125%, 01/15/23 (e)	599
	SandRidge Energy, Inc.,
6,475	7.500%, 03/15/21	6,734
1,750	8.125%, 10/15/22	1,864
923	Sanmina Corp., 4.375%, 06/01/19 (e)	914
1,541	SBA Communications Corp., 4.875%, 07/15/22 (e)	1,472
2,991	SBA Telecommunications, Inc., 5.750%, 07/15/20	3,103
	Sealed Air Corp.,
433	5.250%, 04/01/23 (e)	426
600	6.500%, 12/01/20 (e)	657
8,689	8.375%, 09/15/21 (e)	9,710
562	SemGroup Corp., 7.500%, 06/15/21	606
3,395	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	3,293
2,106	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	2,217
9,217	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	9,701
	Service Corp. International,
1,176	5.375%, 01/15/22	1,191
260	5.375%, 05/15/24 (e)	266
680	6.750%, 04/01/16	729
2,735	7.500%, 04/01/27	3,008
700	7.625%, 10/01/18	814
1,240	8.000%, 11/15/21	1,454
850	SESI LLC, 7.125%, 12/15/21	946
750	Seventy Seven Energy, Inc., 6.500%, 07/15/22 (e)	754
600	Seventy Seven Operating LLC, 6.625%, 11/15/19	630
408	Shearer’s Foods LLC/Chip Fin Corp., 9.000%, 11/01/19 (e)	446
1,685	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	1,879
910	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 05/01/22 (e)	896
	Sinclair Television Group, Inc.,
7,429	5.375%, 04/01/21	7,438
935	5.625%, 08/01/24 (e)	922
2,480	6.125%, 10/01/22	2,561
435	8.375%, 10/15/18	456
	Sirius XM Radio, Inc.,
9,472	4.250%, 05/15/20 (e)	9,117
722	4.625%, 05/15/23 (e)	671
4,200	5.750%, 08/01/21 (e)	4,305
485	5.875%, 10/01/20 (e)	496
3,131	6.000%, 07/15/24 (e)	3,147
	SITEL LLC/Sitel Finance Corp.,
666	11.000%, 08/01/17 (e)	703
805	11.500%, 04/01/18	789
1,230	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	1,224
	SM Energy Co.,
960	5.000%, 01/15/24	946
2,225	6.500%, 11/15/21	2,386
925	6.500%, 01/01/23	992
2,093	6.625%, 02/15/19	2,182

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
	Smithfield Foods, Inc.,
2,875	5.250%, 08/01/18 (e)	2,947
3,855	5.875%, 08/01/21 (e)	4,048
1,800	6.625%, 08/15/22	1,944
2,050	7.750%, 07/01/17	2,316
560	Southern Star Central Corp., 5.125%, 07/15/22 (e)	560
	Spectrum Brands, Inc.,
1,520	6.375%, 11/15/20	1,600
3,333	6.625%, 11/15/22	3,533
4,775	6.750%, 03/15/20	5,025
450	Spirit AeroSystems, Inc., 5.250%, 03/15/22 (e)	450
	Sprint Capital Corp.,
1,059	6.900%, 05/01/19	1,133
15,756	8.750%, 03/15/32	17,489
	Sprint Communications, Inc.,
1,115	6.000%, 12/01/16	1,204
2,727	6.000%, 11/15/22	2,686
1,750	7.000%, 03/01/20 (e)	1,969
4,335	7.000%, 08/15/20	4,595
15,195	9.000%, 11/15/18 (e)	17,816
305	11.500%, 11/15/21	404
	Sprint Corp.,
958	7.125%, 06/15/24 (e)	977
14,398	7.250%, 09/15/21 (e)	15,334
17,256	7.875%, 09/15/23 (e)	18,464
	Standard Pacific Corp.,
1,275	8.375%, 01/15/21	1,476
319	10.750%, 09/15/16	370
2,025	Station Casinos LLC, 7.500%, 03/01/21	2,141
	Steel Dynamics, Inc.,
865	5.250%, 04/15/23	872
330	6.125%, 08/15/19	351
330	6.375%, 08/15/22	351
850	7.625%, 03/15/20	901
2,672	Stone Energy Corp., 7.500%, 11/15/22	2,866
	Suburban Propane Partners LP/Suburban Energy Finance Corp.,
650	5.500%, 06/01/24	644
114	7.375%, 08/01/21	122
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
510	5.500%, 08/15/22	510
391	7.500%, 07/01/21	425
	SunGard Data Systems, Inc.,
994	6.625%, 11/01/19	1,019
1,349	7.375%, 11/15/18	1,409
2,962	7.625%, 11/15/20	3,132
1,906	SUPERVALU, Inc., 8.000%, 05/01/16	2,078
	Swift Energy Co.,
450	7.125%, 06/01/17	455
1,176	7.875%, 03/01/22	1,229
929	8.875%, 01/15/20	971
772	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	801
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
850	5.250%, 05/01/23	863
2,218	6.375%, 08/01/22	2,351
655	6.875%, 02/01/21	693
116	7.875%, 10/15/18	121
277	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.750%, 04/15/20 (e)	296
875	Teleflex, Inc., 5.250%, 06/15/24 (e)	888
1,575	Tempur Sealy International, Inc., 6.875%, 12/15/20	1,675
	Tenet Healthcare Corp.,
1,021	4.500%, 04/01/21	993
13,750	4.750%, 06/01/20	13,647
1,384	5.000%, 03/01/19 (e)	1,363
4,629	6.000%, 10/01/20	4,837
510	6.250%, 11/01/18	552
4,620	6.750%, 02/01/20	4,851
8,898	8.000%, 08/01/20	9,499
6,906	8.125%, 04/01/22	7,717
	Terex Corp.,
5,435	6.000%, 05/15/21	5,693
2,200	6.500%, 04/01/20	2,338
480	Tesoro Corp., 5.125%, 04/01/24	466
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
6,490	5.875%, 10/01/20	6,685
4,000	6.125%, 10/15/21	4,160
1,340	Time, Inc., 5.750%, 04/15/22 (e)	1,327
	T-Mobile USA, Inc.,
595	5.250%, 09/01/18	613
1,495	6.125%, 01/15/22	1,538
5,271	6.250%, 04/01/21	5,508
405	6.464%, 04/28/19	422
1,360	6.500%, 01/15/24	1,418
1,700	6.625%, 04/01/23	1,785
6,029	6.633%, 04/28/21	6,331

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
7,285	6.731%, 04/28/22	7,631
1,602	6.836%, 04/28/23	1,698
435	Toll Brothers Finance Corp., 6.750%, 11/01/19	493
1,635	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17	1,770
	TransDigm, Inc.,
480	5.500%, 10/15/20	475
3,471	6.000%, 07/15/22 (e)	3,488
971	6.500%, 07/15/24 (e)	981
548	TransUnion Holding Co., Inc., 8.875%, 06/15/18	567
2,375	Tutor Perini Corp., 7.625%, 11/01/18	2,476
	tw telecom holdings, Inc.,
900	5.375%, 10/01/22	974
3,000	6.375%, 09/01/23	3,394
3,380	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	3,507
1,240	U.S. Concrete, Inc., 8.500%, 12/01/18	1,330
476	UAL 2007-1 Pass-Through Trust, 6.636%, 07/02/22	524
2,100	UCI International, Inc., 8.625%, 02/15/19	1,942
1,433	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	1,490
4,880	Unit Corp., 6.625%, 05/15/21	5,124
	United Rentals North America, Inc.,
274	5.750%, 07/15/18	286
2,105	5.750%, 11/15/24	2,152
2,078	6.125%, 06/15/23	2,149
435	7.375%, 05/15/20	467
10,427	7.625%, 04/15/22	11,496
5,355	8.250%, 02/01/21	5,844
2,725	8.375%, 09/15/20	2,936
4,787	United Surgical Partners International, Inc., 9.000%, 04/01/20	5,194
	Universal Health Services, Inc.,
288	3.750%, 08/01/19 (e)	286
420	4.750%, 08/01/22 (e)	418
	Univision Communications, Inc.,
2,675	5.125%, 05/15/23 (e)	2,749
4,033	6.750%, 09/15/22 (e)	4,345
750	8.500%, 05/15/21 (e)	810
	USG Corp.,
371	5.875%, 11/01/21 (e)	382
37	7.875%, 03/30/20 (e)	40
886	USI, Inc., 7.750%, 01/15/21 (e)	879
1,604	Vail Resorts, Inc., 6.500%, 05/01/19	1,668
660	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	703
1,716	Viasystems, Inc., 7.875%, 05/01/19 (e)	1,785
13,110	Voya Financial, Inc., VAR, 5.650%, 05/15/53	13,339
5,935	Vulcan Materials Co., 7.500%, 06/15/21	6,944
	VWR Funding, Inc.,
1,880	7.250%, 09/15/17	1,986
150	10.750%, 06/30/17 (e)	150
2,380	W&T Offshore, Inc., 8.500%, 06/15/19	2,535
1,110	Walter Investment Management Corp., 7.875%, 12/15/21 (e)	1,132
1,643	WCI Communities, Inc., 6.875%, 08/15/21 (e)	1,684
495	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	516
2,316	West Corp., 5.375%, 07/15/22 (e)	2,247
386	Western Refining, Inc., 6.250%, 04/01/21	396
1,150	Westmoreland Coal Co./Westmoreland Partners, 10.750%, 02/01/18 (e)	1,225
	Whiting Petroleum Corp.,
1,750	5.000%, 03/15/19	1,833
7,600	5.750%, 03/15/21	8,303
	Windstream Corp.,
724	7.500%, 06/01/22	780
862	7.500%, 04/01/23	918
4,774	7.750%, 10/15/20	5,108
14,319	7.750%, 10/01/21	15,447
75	8.125%, 09/01/18	78
	WMG Acquisition Corp.,
2,360	6.000%, 01/15/21 (e)	2,413
1,420	6.750%, 04/15/22 (e)	1,381
	WPX Energy, Inc.,
835	5.250%, 01/15/17	877
6,585	6.000%, 01/15/22	6,881
500	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.375%, 03/15/22	507
2,460	Zayo Group LLC/Zayo Capital, Inc., 10.125%, 07/01/20	2,792

		2,327,183

	Venezuela — 0.5%
	Petroleos de Venezuela S.A.,
10,150	Reg. S, 5.250%, 04/12/17	8,551
10,180	Reg. S, 5.375%, 04/12/27	6,106
25,836	Reg. S, 6.000%, 11/15/26	15,928
13,160	Reg. S, 8.500%, 11/02/17	12,278

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Venezuela — Continued
10,031	Reg. S, 9.750%, 05/17/35	8,100

		50,963

	Total Corporate Bonds (Cost $3,078,793)	3,129,277

Foreign Government Securities — 4.7%
	Argentina — 0.1%
738	City of Buenos Aires, Reg. S, 12.500%, 04/06/15 (m)	745
	Provincia de Buenos Aires,
2,332	Reg. S, 9.625%, 04/18/28 (m)	2,074
2,899	Reg. S, 10.875%, 01/26/21 (m)	2,900
479	Reg. S, 11.750%, 10/05/15 (m)	474
1,200	Provincia de Cordoba, Reg. S, 12.375%, 08/17/17 (m)	1,177
	Republic of Argentina,
2,985	7.000%, 10/03/15 (m)	2,878
1,250	7.000%, 04/17/17 (m)	1,154
1,248	8.280%, 12/31/33 (m)	1,146
3,400	8.750%, 06/02/17 (m)	3,009

		15,557

	Aruba — 0.0% (g)
5,290	Government of Aruba, 4.625%, 09/14/23 (e) (m)	5,342

	Brazil — 0.2%
10,805	Citigroup, Inc., CLN, 0.000%, 01/03/17 (linked to Federal Republic of Brazil, 0.000%, 01/01/17; credit rating BBB) (i)	8,407
	Federal Republic of Brazil,
2,162	5.000%, 01/27/45	2,081
3,520	7.125%, 01/20/37 (m)	4,470
11,140	11.000%, 08/17/40 (m)	12,321

		27,279

	Colombia — 0.0% (g)
4,590	Republic of Colombia, 6.125%, 01/18/41 (m)	5,531

	Costa Rica — 0.2%
	Instituto Costarricense de Electricidad,
520	6.375%, 05/15/43 (e)	463
1,870	Reg. S, 6.950%, 11/10/21	2,029
	Republic of Costa Rica,
3,570	7.000%, 04/04/44 (e) (m)	3,749
1,000	7.000%, 04/04/44 (e) (m)	1,065
2,200	Reg. S, 4.250%, 01/26/23	2,111
9,090	Reg. S, 9.995%, 08/01/20 (m)	11,706

		21,123

	Croatia — 0.0% (g)
	Republic of Croatia,
550	Reg. S, 6.250%, 04/27/17 (m)	590
1,800	Reg. S, 6.750%, 11/05/19 (m)	2,002

		2,592

	Dominican Republic — 0.2%
	Government of Dominican Republic,
3,520	7.450%, 04/30/44 (e) (m)	3,778
10,736	Reg. S, 9.040%, 01/23/18 (e) (m)	11,919
1,700	Reg. S, 5.875%, 04/18/24 (m)	1,784

		17,481

	Ecuador — 0.0% (g)
3,850	Republic of Ecuador, 7.950%, 06/20/24 (e) (m)	3,983

	El Salvador — 0.1%
5,150	Republic of El Salvador, Reg. S, 7.750%, 01/24/23 (m)	5,807

	Ghana — 0.1%
5,850	Republic of Ghana, Reg. S, 8.500%, 10/04/17 (m)	6,172
1,370	Standard Bank plc, CLN, 21.000%, 10/28/15 (linked to Government of Ghana 3-Year Bond, 21.000%, 10/26/15; credit rating B) (e) (i)	647

		6,819

	Honduras — 0.1%
7,290	Republic of Honduras, Reg. S, 8.750%, 12/16/20 (e) (m)	7,948

	Hungary — 0.4%
	Republic of Hungary,
10,880	5.375%, 03/25/24 (m)	11,506
6,190	5.750%, 11/22/23 (m)	6,733
2,524	6.375%, 03/29/21 (m)	2,868
8,300	7.625%, 03/29/41 (m)	10,562
7,192	7.625%, 03/29/41 (m)	9,145

		40,814

	Indonesia — 0.3%
	Republic of Indonesia,
8,250	5.875%, 01/15/24 (e) (m)	9,271
6,720	6.750%, 01/15/44 (e) (m)	8,022

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — Continued
		Indonesia — Continued
	14,842	Reg. S, 11.625%, 03/04/19 (m)	20,111

			37,404

		Iraq — 0.2%
	20,635	Republic of Iraq, Reg. S, 5.800%, 01/15/28 (m)	18,262

		Italy — 0.3%
		Republic of Italy,
EUR	1,000	4.250%, 03/01/20 (m)	1,537
EUR	7,400	4.500%, 05/01/23 (m)	11,490
EUR	2,300	Reg. S, 4.750%, 08/01/23 (e) (m)	3,644
EUR	7,200	Reg. S, 4.750%, 09/01/28 (e) (m)	11,305

			27,976

		Ivory Coast — 0.0% (g)
	1,680	Republic of Ivory Coast, 5.375%, 07/23/24 (e) (m)	1,638

		Jamaica — 0.1%
	5,550	Government of Jamaica, 8.000%, 06/24/19 (m)	5,983
	1,120	Monarchy of Jamaica, 7.625%, 07/09/25 (m)	1,176

			7,159

		Kenya — 0.0% (g)
	750	Citigroup, Inc., CLN, 12.000%, 11/15/32 (linked to Republic of Kenya 20-Year Bond, 12.000%, 11/01/32; credit rating B) (i)	680

		Nigeria — 0.0% (g)
	4,500	Citigroup, Inc., CLN, 16.526%, 01/31/22 (linked to Republic of Nigeria Treasury 10-Year Bond, 16.390%, 01/27/22; credit rating BB-) (e) (i)	4,417

		Pakistan — 0.1%
		Republic of Pakistan,
	7,770	8.250%, 04/15/24 (e) (m)	8,275
	400	Reg. S, 6.875%, 06/01/17 (m)	415

			8,690

		Philippines — 0.2%
		Republic of the Philippines,
	1,970	4.200%, 01/21/24 (m)	2,086
	3,140	5.500%, 03/30/26 (m)	3,627
	600	7.500%, 09/25/24 (m)	774
	6,730	10.625%, 03/16/25 (m)	10,616

			17,103

		Portugal — 0.2%
		Portugal Obrigacoes do Tesouro OT,
EUR	10,882	Reg. S, 4.750%, 06/14/19 (e) (m)	16,285
EUR	3,600	Reg. S, 5.650%, 02/15/24 (e) (m)	5,583

			21,868

		Romania — 0.2%
		Republic of Romania,
	13,500	6.750%, 02/07/22 (e) (m)	16,082
	6,300	Reg. S, 6.125%, 01/22/44 (m)	7,158

			23,240

		Russia — 0.3%
		Russian Federation,
	2,400	Reg. S, 3.500%, 01/16/19 (m)	2,388
	9,800	Reg. S, 4.875%, 09/16/23 (m)	9,678
	4,800	Reg. S, 5.875%, 09/16/43 (m)	4,818
	8,390	Reg. S, 12.750%, 06/24/28 (m)	13,906
	4,384	Reg. S, SUB, 7.500%, 03/31/30	4,958

			35,748

		Serbia — 0.2%
	17,530	Republic of Serbia, Reg. S, 7.250%, 09/28/21 (m)	19,897

		Slovenia — 0.1%
		Slovenia Government International Bond,
	1,400	5.250%, 02/18/24 (e) (m)	1,497
	10,070	5.250%, 02/18/24 (e) (m)	10,790

			12,287

		South Africa — 0.1%
		Republic of South Africa,
	6,320	4.665%, 01/17/24 (m)	6,430
	5,740	5.875%, 09/16/25 (m)	6,344

			12,774

		Spain — 0.3%
		Kingdom of Spain,
EUR	1,600	4.800%, 01/31/24 (m)	2,561
EUR	4,250	4.850%, 10/31/20 (m)	6,795
EUR	13,050	Reg. S, 5.400%, 01/31/23 (e) (m)	21,671

			31,027

		Sri Lanka — 0.1%
		Republic of Sri Lanka,
	5,680	Reg. S, 5.875%, 07/25/22 (m)	5,850
	680	Reg. S, 6.250%, 10/04/20 (m)	721

			6,571

		Turkey — 0.2%
		Republic of Turkey,
	13,010	6.000%, 01/14/41 (m)	13,953
	4,330	6.250%, 09/26/22 (m)	4,893
	2,900	7.375%, 02/05/25 (m)	3,542

			22,388

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
	Ukraine — 0.1%
	Republic of Ukraine,
3,730	Reg. S, 7.750%, 09/23/20 (m)	3,558
3,640	Reg. S, 7.800%, 11/28/22 (m)	3,490
6,022	Reg. S, 9.250%, 07/24/17 (m)	6,097

		13,145

	Uruguay — 0.0% (g)
	Republic of Uruguay,
1,280	7.625%, 03/21/36 (m)	1,713
1,230	8.000%, 11/18/22 (m)	1,611

		3,324

	Venezuela — 0.2%
	Republic of Venezuela,
11,120	7.650%, 04/21/25 (m)	8,336
6,420	Reg. S, 9.000%, 05/07/23 (m)	5,392
9,140	Reg. S, 12.750%, 08/23/22 (m)	9,279

		23,007

	Zambia — 0.1%
5,000	Republic of Zambia, 8.500%, 04/14/24 (e) (m)	5,663

	Total Foreign Government Securities (Cost $501,963)	514,544

Loan Assignments — 1.0%
	Bermuda — 0.0% (g)
848	Floatel International Ltd., 1st Lien Term Loan B, VAR, 6.000%, 06/27/20	850

	Canada — 0.0% (g)
408	MEG Energy Corp., New Term Loan B, VAR, 3.750%, 03/31/20	408

	Cayman Islands — 0.0% (g)
660	Shelf Drilling Midco Ltd., Term Loan, VAR, 10.000%, 10/08/18	674

	Luxembourg — 0.0% (g)
1,200	Delta 2 Lux Sarl, 2nd Lien Term Loan, VAR, 12/31/00 ^	1,200

	Singapore — 0.0% (g)
1,011	Avago Technologies Ltd., 1st Lien Term Loan B, VAR, 3.750%, 05/06/21	1,008

	United Kingdom — 0.0% (g)
73	Ceva Group plc, Synthetic Letter of Credit, Term Loan, VAR, 6.500%, 03/19/21	71
77	Ceva Intercompany, Dutch B.V. Term Loan, VAR, 6.500%, 03/19/21	75
106	Ceva Logistics U.S. Holdings, Inc., Term Loan B, VAR, 6.500%, 03/19/21	103
13	Ceva Logistics U.S. Holdings, Inc., Term Loan B, VAR, 6.500%, 03/19/21	13

		262

	United States — 1.0%
1,351	Alcatel-Lucent USA, Inc., 1st Lien U.S. Term Loan, VAR, 4.500%, 01/30/19	1,348
186	Alon Partners LP, Term Loan B, VAR, 9.250%, 11/26/18	191
1,070	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	1,090
644	American Casino & Entertainment Properties LLC, Term Loan, VAR, 4.500%, 07/03/19	643
842	Attachmate Corp., 1st Lien Term Loan, VAR, 7.250%, 11/22/17	850
906	Avaya, Inc., Extended Term Loan B3, VAR, 4.727%, 10/26/17	875
393	Avaya, Inc., Term Loan B6, VAR, 6.500%, 03/31/18	390
936	Axalta Coating Systems Refinanced Term Loan B, VAR, 4.000%, 02/01/20	930
377	AZ Chemical Ltd., 2nd Lien Term Loan, VAR, 7.500%, 06/10/22	381
323	Carestream Health, Inc., 1st Lien Term Loan, VAR, 5.000%, 06/07/19	323
1,500	Catalent Pharma Solutions, Inc., Term Loan, VAR, 6.500%, 12/31/17	1,504
456	CCM Merger, Inc., 1st Lien Term Loan, VAR, 6.000%, 03/01/17	454
633	CDW LLC, Term Loan, VAR, 3.250%, 04/29/20	624
180	Ceridian Corp., Term Loan B, VAR, 4.405%, 05/09/17	180
1,466	Chrysler Group LLC, New Term Loan B, VAR, 3.500%, 05/24/17	1,460
3,217	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	3,188
561	Cincinnati Bell, Inc., Term Loan B, VAR, 4.000%, 09/10/20	559
1,326	Clear Channel Communications, Inc., Term Loan B, VAR, 3.805%, 01/29/16	1,312
3,707	Clear Channel Communications, Inc., Term Loan D, VAR, 6.905%, 01/30/19	3,632
1,873	Clear Channel Communications, Inc., Term Loan E, VAR, 7.655%, 07/30/19	1,866
2,096	Dell International LLC, USD Term Loan B, VAR, 4.500%, 04/29/20	2,090

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	United States — Continued
1,272	Delta Air Lines, Inc., Term Loan B1, VAR, 3.250%, 10/18/18	1,268
1,730	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	1,725
820	Drillships Ocean Ventures, Inc., 1st Lien Term Loan B, VAR, 5.500%, 07/25/21	822
248	Ducommun, Inc., Term Loan B, VAR, 4.750%, 06/28/17	248
83	Emerald Performance Materials LLC, 2nd Lien Term Loan, VAR, 07/23/22 ^	83
640	Energy Future Intermediate Holdings Co. LLC., 1st Lien Term Loan, VAR, 4.250%, 06/19/16	639
199	Entercom Radio LLC, New Term Loan B2, VAR, 4.037%, 11/23/18	200
821	FGI Operating Co. LLC, 1st Lien Term Loan B, VAR, 5.500%, 04/19/19	824
2,160	Fieldwood Energy LLC, 2nd Lien Term Loan, VAR, 8.375%, 09/30/20	2,202
1,400	First Data Corp., VAR, 3.666%, 03/23/18	1,387
860	First Data Corp., 1st Lien Exit Term Loan, VAR, 03/23/18	852
119	Fram Group Holdings, Inc., 1st Lien Term Loan, VAR, 6.500%, 07/29/17	119
676	Freescale Semiconductor, Inc., 7 Years Term Loan B4, VAR, 4.250%, 02/28/20	672
596	Freescale Semiconductor, Inc., Term Loan B5, VAR, 5.000%, 01/15/21	595
868	Go Daddy Operating Co. LLC, Term Loan B, VAR, 4.750%, 05/13/21	864
387	Graton Economic Development Authority, VAR, 9.000%, 08/22/18	398
3,726	H. J. Heinz Co., 1st Lien Term Loan B2, VAR, 3.500%, 06/05/20	3,724
711	Hilton Worldwide Finance LLC, Term Loan B2, VAR, 3.500%, 10/26/20	706
262	Hubbard Radio LLC, Term Loan B, VAR, 4.500%, 04/29/19	263
348	Intrawest Operations Group, Term Loan, VAR, 5.500%, 12/09/20	350
867	inVentiv Health, Inc., Term Loan B4, VAR, 6.250%, 05/15/18 ^	871
2,131	J. Crew Group, Inc., 1st Lien Term Loan B, VAR, 4.000%, 03/05/21	2,076
2,228	J.C. Penney Corp., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18	2,248
439	McGraw-Hill Education Holdings LLC, Term B Loan, VAR, 5.750%, 03/22/19	443
557	Mohegan Tribal Gaming Authority, Term Loan B, VAR, 5.500%, 06/15/18	562
393	Navios Maritime Partners LP, Term Loan, VAR, 5.250%, 06/27/18 ^	396
273	OCI Beaumont LLC, Term Loan B3, VAR, 5.000%, 08/20/19	275
164	Ozburn-Hessey Holding Co. LLC, Term Loan, VAR, 6.750%, 05/23/19	165
6,084	Pinnacle Foods Finance LLC, Term Loan G, VAR, 3.250%, 04/29/20	6,028
191	Quikrete Holdings, Inc., 2nd Lien Term Loan, VAR, 7.000%, 03/26/21	195
935	R.H. Donnelley, Inc., Exit Term Loan, VAR, 9.750%, 12/31/16	699
961	Radio One, Inc., 1st Lien Term Loan B, VAR, 7.500%, 03/31/16	975
71	Realogy Group LLC, Extended Term Loan, VAR, 0.005%, 10/10/16	71
942	Remy International, Inc., Term Loan B, VAR, 4.250%, 03/05/20	941
329	Reynolds Group Holdings, Inc., 2013 Term Loan, VAR, 4.000%, 12/01/18	328
395	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	401
2,125	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	2,141
3,435	ROC Finance LLC, Term Loan B, VAR, 5.000%, 06/20/19	3,350
1,217	Sabine Oil & Gas LLC, 2nd Lien Term Loan, VAR, 8.750%, 12/31/18	1,239
1,622	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	1,621
1,096	Serta Simmons Holdings LLC, Term Loan B, VAR, 4.250%, 10/01/19	1,095
806	Shingle Springs Tribal Gaming Authority, Term Loan B, VAR, 6.250%, 08/29/19	831
1,500	Signode Industrial Group U.S., Inc. 1st Lien Term Loan B, VAR, 4.000%, 05/01/21	1,490
218	St. George’s University, 1st Lien, VAR, 8.500%, 12/20/17	220
547	Stallion Oilfield Holdings, Inc., Term Loan, VAR, 8.000%, 06/19/18	554
1,195	Station Casinos LLC, 1st Lien Term Loan B, VAR, 4.250%, 03/02/20	1,190
637	Summit Materials LLC, New Term Loan B, VAR, 5.000%, 01/30/19	636
3,213	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	3,202
1,460	Syniverse Holdings, Inc., 1st Lien Term Loan, VAR, 4.000%, 04/23/19	1,451
513	Syniverse Holdings, Inc., Term Loan, VAR, 4.000%, 04/23/19	511
9,222	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.646%, 10/10/17 ^ (d)	7,014

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Loan Assignments — Continued
		United States — Continued
	6,472	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.646%, 10/10/14 ^ (d)	4,927
	1,001	Texas Competitive Electric Holdings Co. LLC, 1st Lien Term Loan, VAR, 3.750%, 05/05/16 (d)	1,007
	1,194	Tribune Media Co., Initial Term Loan, VAR, 4.000%, 12/27/20	1,190
	1,120	TWCC Holding Corp., 1st Lien Term Loan, VAR, 3.500%, 02/13/17	1,107
	965	UCI International Inc., Term Loan, VAR, 5.500%, 07/26/17	966
	1,977	Univision Communications, Inc., 1st Lien Term Loan C4, VAR, 4.000%, 03/01/20	1,964
	444	Univision Communications, Inc., Term Loan, VAR, 4.000%, 03/01/20	441
	665	Vantage Energy LLC, 2nd Lien Term Loan, VAR, 8.500%, 12/20/18	671
	754	Vertis, Inc., Extended Term Loan, VAR, 14.000%, 12/21/15 (d) (i)	3
	5,296	Visant Corp, 1st Lien Term Loan, VAR, 5.250%, 12/22/16	5,276
	1,192	Wabash National Corp., 1st Lien Term Loan B, VAR, 4.500%, 05/08/19	1,193
	857	Walter Investment Management Corp., Tranche B Term Loan, VAR, 4.750%, 12/18/20	843
	699	WMG Acquisition Corp., Term Loan, VAR, 3.750%, 07/01/20	684
	402	XO Communications LLC, 1st Lien Term Loan, VAR, 4.250%, 03/20/21	402
	398	Zayo Group LLC, Term Loan B, VAR, 4.000%, 07/02/19	395

			106,119

		Total Loan Assignments (Cost $111,162)	110,521

	Preferred Securities — 5.2% (x)
		Belgium — 0.0% (g)
EUR	4,425	KBC Groep N.V., VAR, 5.625%, 03/19/19	5,881

		Bermuda — 0.0% (g)
	1,650	Catlin Insurance Co., Ltd., VAR, 7.249%, 01/19/17 (e)	1,704

		Denmark — 0.0% (g)
EUR	2,815	Danske Bank A/S, VAR, 5.750%, 04/06/20	3,930

		France — 0.2%
		Electricite de France S.A.,
	9,535	VAR, 5.250%, 01/29/23 (e)	9,680
	10,240	VAR, 5.625%, 01/22/24 (e)	10,598

			20,278

		Switzerland — 0.1%
	6,385	Credit Suisse Group AG, VAR, 6.250%, 12/18/24 (e)	6,361

		United Arab Emirates — 0.1%
	9,730	Emirates NBD Tier 1 Ltd., VAR, 5.750%, 05/30/19	9,535

		United Kingdom — 0.1%
	3,755	Lloyds Banking Group plc, VAR, 7.500%, 06/27/24	3,943
GBP	1,980	Nationwide Building Society, VAR, 6.875%, 06/20/19	3,411
	2,590	Swiss Re Capital I LP, VAR, 6.854%, 05/25/16 (e)	2,752

			10,106

		United States — 4.7%
		Bank of America Corp.,
	65,955	Series V, VAR, 5.125%, 06/17/19	64,751
	15,355	Series U, VAR, 5.200%, 06/01/23	14,395
	8,244	Series K, VAR, 8.000%, 01/30/18	9,069
	2,595	Series M, VAR, 8.125%, 05/15/18	2,873
	15,300	Bank of New York Mellon Corp. (The), Series D, VAR, 4.500%, 06/20/23	14,114
		Citigroup, Inc.,
	40,750	Series D, VAR, 5.350%, 05/15/23	38,411
	36,931	VAR, 5.950%, 01/30/23	36,820
		Fifth Third Bancorp,
	11,175	Series J, VAR, 4.900%, 09/30/19	11,147
	19,625	VAR, 5.100%, 06/30/23	18,673
		General Electric Capital Corp.,
	31,200	Series C, VAR, 5.250%, 06/15/23	31,668
	37,200	Series B, VAR, 6.250%, 12/15/22	41,292
	30,515	Goldman Sachs Capital II, VAR, 4.000%, 08/29/14	24,183
	20,793	Goldman Sachs Group, Inc. (The), Series L, VAR, 5.700%, 05/10/19	21,178
	40,995	Morgan Stanley, Series H, VAR, 5.450%, 07/15/19	41,046
		PNC Financial Services Group, Inc. (The),
	22,915	Series R, VAR, 4.850%, 06/01/23	21,769
	30,288	VAR, 6.750%, 08/01/21	33,771
	5,945	UBS Preferred Funding Trust V, VAR, 6.243%, 05/15/16	6,235
	25,975	Wachovia Capital Trust III, VAR, 5.570%, 08/29/14	25,212

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Preferred Securities — Continued
		United States — Continued
		Wells Fargo & Co.,
17,092		Series S, VAR, 5.900%, 06/15/24	17,904
32,130		Series K, VAR, 7.980%, 03/15/18	36,435

			510,946

		Total Preferred Securities (Cost $565,497)	568,741

SHARES
Preferred Stocks — 1.8%
		Bermuda — 0.0% (g)
14		Bunge Ltd., 4.875%	1,483

		Brazil — 0.1%
529		Banco Bradesco S.A. (Preference Shares)	8,119

		Cayman Islands — 0.0% (g)
3		XLIT Ltd., Series D, VAR, 3.354%, 08/26/14 ($1,000 par value) @	2,850

		Luxembourg — 0.0% (g)
265		ArcelorMittal, 6.000%, 01/15/16	6,067

		United States — 1.7%
256		Allstate Corp. (The), Series C, 6.750%, 10/15/18 ($25 par value) @	6,771
97		Allstate Corp. (The), Series E, 6.625%, 04/15/19 ($25 par value) @	2,514
3		Ally Financial, Inc., Series G, 7.000%, 08/28/14 ($1,000 par value) (e) @	3,033
8		American Tower Corp., Series A, 5.250%, 05/15/17	883
7		Bank of America Corp., Series L, 7.250%	8,567
454		Bank of New York Mellon Corp. (The), 5.200%, 09/20/17 ($25 par value) @	10,505
119		BB&T Corp., Series E, 5.625%, 08/01/17 ($25 par value) @	2,794
508		BB&T Corp., Series F, 5.200%, 11/01/17 ($25 par value) @	11,218
52		BB&T Corp., Series G, 5.200%, 06/01/18 ($25 par value) @	1,151
117		Boston Properties, Inc., 5.250%, 03/27/18 ($25 par value) @	2,750
85		Capital One Financial Corp., Series B, 6.000%, 09/01/17 ($25 par value) @	2,058
2		Chesapeake Energy Corp., 5.750% (e) @	2,697
—	(h)	Constar International, Inc. (Preference Shares) (a) (i)	—
57		Crown Castle International Corp., Series A, 4.500%, 11/01/16	5,731
637		Discover Financial Services, Series B, 6.500%, 12/01/17 ($25 par value) @	16,180
39		Dominion Resources, Inc., 6.375%, 07/01/17	1,967
18		Dominion Resources, Inc., Series A, 6.125%, 04/01/16 ($50 par value)	980
35		Dominion Resources, Inc., Series B, 6.000%, 07/01/16	1,956
440		Duke Energy Corp., 5.125%, 01/15/18 ($25 par value) @	10,296
34		Exelon Corp., 6.500%, 06/01/17	1,660
12		GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40 ($25 par value) @	326
675		Goldman Sachs Group, Inc. (The), Series J, VAR, 5.500%, 05/10/23 ($25 par value) @	16,161
65		Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/22 ($25 par value) @	1,938
30		Health Care REIT, Inc., Series I, 6.500%	1,722
28		iStar Financial, Inc., Series J, 4.500%, 03/15/18 ($50 par value) @	1,810
485		Morgan Stanley, Series E, VAR, 7.125%, 10/15/23 ($25 par value) @	13,367
138		NextEra Energy, Inc., 5.799%, 09/01/16	7,368
1		Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) (e) @	1,082
374		SCE Trust II, 5.100%, 03/15/18 ($25 par value) @	8,031
36		Stanley Black & Decker, Inc., 6.250%, 11/17/16	4,031
509		State Street Corp., Series C, 5.250%, 09/15/17 ($25 par value) @	11,719
301		State Street Corp., Series D, VAR, 5.900%, 03/15/24 ($25 par value) @	7,762
43		United Technologies Corp., 7.500%, 08/01/15	2,559
42		Vornado Realty Trust, Series G, 6.625%, 08/28/14 ($25 par value) @	1,076
10		Weingarten Realty Investors, Series F, 6.500%, 08/28/14 ($25 par value) @	243
7		Wells Fargo & Co., Series L, 7.500%	8,979
72		Weyerhaeuser Co., Series A, 6.375%, 07/01/16	3,901

			185,786

		Total Preferred Stocks (Cost $202,646)	204,305

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. Treasury Obligation — 0.1%
8,105	U.S. Treasury Note, 0.250%, 01/31/15 (k) (Cost $8,110)	8,112

NUMBER OF WARRANTS
Warrant — 0.0%
	United States — 0.0%
1	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	—
1	Neebo, Inc., expiring 6/20/19 (Strike Price $1.00) (a) (i)	—

	Total Warrants (Cost $—(h))	—

SHARES
Short-Term Investment — 2.2%
	Investment Company — 2.2%
241,777	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $241,777)	241,777

	Total Investments — 99.3% (Cost $10,237,664)	10,865,552
	Other Assets in Excess of Liabilities — 0.7%	74,152

	NET ASSETS — 100.0%	$10,939,704

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	8.7%
Banks	8.1
Real Estate Investment Trusts (REITs)	7.2
Diversified Telecommunication Services	4.9
Foreign Government Securities	4.7
Non-Agency CMO	4.5
Pharmaceuticals	4.4
Asset-Backed Securities	4.0
Insurance	4.0
Media	3.5
Wireless Telecommunication Services	2.3
Capital Markets	2.1
Diversified Financial Services	2.0
Chemicals	1.9
Metals & Mining	1.9
Hotels, Restaurants & Leisure	1.7
Semiconductors & Semiconductor Equipment	1.7
Electric Utilities	1.6
Health Care Providers & Services	1.6
Automobiles	1.5
Specialty Retail	1.4
IT Services	1.3
Multi-Utilities	1.2
Software	1.2
Food Products	1.1
Tobacco	1.1
Trading Companies & Distributors	1.1
Consumer Finance	1.0
Others (each less than 1.0%)	16.1
Short-Term Investment	2.2

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT JULY 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
367	Dow Jones Euro STOXX 50 Index	09/19/14	15,328	(29)
137	FTSE 100 Index	09/19/14	15,456	(8)
	Short Futures Outstanding
(8,490)	5 Year U.S. Treasury Note	09/30/14	(1,008,917)	6,019

				5,982

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
650	EUR	TD Bank Financial Group	08/22/14	879	871	8
1,569	EUR	HSBC Bank, N.A.	08/29/14	2,103	2,101	2
446	GBP	Union Bank of Switzerland AG	08/22/14	762	752	10
				3,744	3,724	20

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of July 31, 2014. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CMO	—	Collateralized Mortgage Obligation
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
GMAC	—	General Motors Acceptance Corp.
NOK	—	Norwegian Krone
NVDR	—	Non Voting Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of July 31, 2014.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2014.
ZAR	—	South African Rand
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of July 31, 2014.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(v)	—	Security has the ability to pay interest in kind (PIK) or pay in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of July 31, 2014.
^	—	All or a portion of the security is unsettled as of July 31, 2014. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of July 31, 2014.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $2,825,011,000 and 26.0%, respectively.

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	767,985
Aggregate gross unrealized depreciation	(140,097)

Net unrealized appreciation/depreciation	627,888

Federal income tax cost of investments	10,237,664

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis, except for North American, Central American, South American and Caribbean equity securities held in their portfolios, by utilizing the quotations of an independent pricing service, unless the Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset values.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at July 31, 2014.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$34,120	$148,701	$—		$182,821
Belgium	4,653	36,535	—		41,188
Bermuda	2,730	—	—		2,730
Brazil	76,110	—	—		76,110
Canada	81,954	—	—		81,954
China	—	99,430	—		99,430
Denmark	—	45,382	—		45,382
Finland	11,820	57,111	—		68,931
France	21,672	239,255	—		260,927
Germany	10,183	172,253	—		182,436
Hong Kong	4,253	76,974	—		81,227
Hungary	—	6,642	—		6,642
India	—	11,154	—		11,154
Indonesia	—	21,437	—		21,437
Ireland	37,859	—	—		37,859
Italy	—	62,543	—		62,543
Japan	—	268,523	—		268,523
Luxembourg	2,685	3,925	—		6,610
Malaysia	3,328	—	—		3,328
Mexico	6,812	—	—		6,812
Netherlands	13,373	148,969	—		162,342
Norway	6,946	64,876	—		71,822
Poland	—	9,358	—		9,358
Portugal	—	4,060	—		4,060
Qatar	—	6,805	—		6,805
Russia	10,600	47,494	—		58,094
Singapore	—	74,545	—		74,545
South Africa	4,822	65,331	—		70,153
South Korea	38,817	14,782	—		53,599
Spain	—	53,398	—		53,398
Sweden	513	86,311	—		86,824
Switzerland	—	165,288	—		165,288
Taiwan	18,659	124,069	—		142,728
Thailand	12,698	10,561	—		23,259
Turkey	—	32,355	—		32,355
United Arab Emirates	—	6,532	—		6,532
United Kingdom	11,937	472,466	—		484,403
United States	1,838,711	26,591	1,717		1,867,019

Total Common Stocks	2,255,255	2,663,656	1,717		4,920,628

Preferred Stocks
Bermuda	1,483	—	—		1,483
Brazil	8,119	—	—		8,119
Cayman Islands	—	2,850	—		2,850
Luxembourg	6,067	—	—		6,067
United States	177,164	8,622	—	(a)	185,786

Total Preferred Stocks	192,833	11,472	—	(a)	204,305

Debt Securities
Asset-Backed Securities
United States	—	86,839	348,617		435,456
Collateralized Mortgage Obligations
Non-Agency CMO
United States	—	474,460	16,341		490,801
Commercial Mortgage-Backed Securities
United States	—	14,239	15,986		30,225
Convertible Bonds
Austria	—	2,732	—		2,732
Bermuda	—	2,745	—		2,745
Canada	—	3,646	—		3,646

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Cayman Islands	$—	$12,523	$—	$12,523
Cyprus	—	7,348	—	7,348
France	—	8,443	—	8,443
Hungary	—	6,490	—	6,490
India	—	3,640	—	3,640
Luxembourg	—	11,573	—	11,573
Mauritius	—	792	—	792
Netherlands	—	10,521	—	10,521
Singapore	—	9,876	—	9,876
South Africa	—	1,111	—	1,111
Spain	—	18,876	—	18,876
Taiwan	—	1,436	—	1,436
United Kingdom	—	10,376	—	10,376
United States	—	99,037	—	99,037

Total Convertible Bonds	—	211,165	—	211,165

Corporate Bonds
Australia	—	18,561	—	18,561
Austria	—	2,740	—	2,740
Azerbaijan	—	3,634	—	3,634
Bahamas	—	2,719	—	2,719
Belgium	—	643	—	643
Bermuda	—	19,404	—	19,404
Brazil	—	14,675	—	14,675
Canada	—	122,160	1	122,161
Cayman Islands	—	45,597	—	45,597
Chile	—	12,948	—	12,948
Colombia	—	23,211	—	23,211
Costa Rica	—	912	—	912
Croatia	—	13,601	—	13,601
Finland	—	1,421	—	1,421
France	—	15,656	—	15,656
Georgia	—	12,094	—	12,094
Germany	—	918	1,485	2,403
Hungary	—	5,520	—	5,520
India	—	1,542	—	1,542
Indonesia	—	22,977	—	22,977
Ireland	—	27,154	—	27,154
Japan	—	4,292	—	4,292
Kazakhstan	—	30,363	—	30,363
Liberia	—	1,487	—	1,487
Luxembourg	—	117,976	—	117,976
Mexico	—	47,660	—	47,660
Morocco	—	21,219	—	21,219
Netherlands	—	50,239	—	50,239
Nigeria	—	1,439	—	1,439
Norway	—	1,152	—	1,152
Peru	—	709	—	709
Singapore	—	487	—	487
South Korea	—	11,153	—	11,153
Spain	—	1,164	—	1,164
Turkey	—	5,878	—	5,878
United Kingdom	—	86,340	—	86,340
United States	—	2,312,564	14,619	2,327,183
Venezuela	—	50,963	—	50,963

Total Corporate Bonds	—	3,113,172	16,105	3,129,277

Preferred Securities
Belgium	—	5,881	—	5,881
Bermuda	—	1,704	—	1,704
Denmark	—	3,930	—	3,930
France	—	20,278	—	20,278

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Switzerland	$—	$6,361	$—		$6,361
United Arab Emirates	—	9,535	—		9,535
United Kingdom	—	10,106	—		10,106
United States	—	510,946	—		510,946

Total Preferred Securities	—	568,741	—		568,741

Loan Assignments
Bermuda	—	850	—		850
Canada	—	408	—		408
Cayman Islands	—	674	—		674
Luxembourg	—	1,200	—		1,200
Singapore	—	1,008	—		1,008
United Kingdom	—	262	—		262
United States	—	106,116	3		106,119

Total Loan Assignments	—	110,518	3		110,521

U.S. Treasury Obligation	—	8,112	—		8,112
Foreign Government Securities	—	500,393	14,151		514,544

Warrants
United States	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	241,777	—	—		241,777

Total Investments in Securities	$2,689,865	$7,762,767	$412,920		$10,865,552

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$20	$—		$20
Futures Contracts	6,019	—	—		6,019

Total Appreciation in Other Financial Instruments	$6,019	$20	$—		$6,039

Depreciation in Other Financial Instruments
Futures Contracts	$(37)	$—	$—		$(37)

(a) Value is zero.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2014.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 10/31/13		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 07/31/14
Asset-Backed Securities — United States	$417,470		$462	$190	$1,422		$97,212	$(64,312)	$—	$(103,827)	$348,617
Collateralized Mortgage Obligations — Non-Agency CMO — United States	7,494		—	381	35		6,857	(1,497)	7,379	(4,308)	16,341
Commercial Mortgage-Backed Securities	—		—	(188)	—		16,174	—	—	—	15,986
Common Stocks — United States	1,782		(110)	142	—		—	(97)	—	—	1,717
Convertible Bonds — Canada	2,584		244	(242)	—		—	(2,586)	—	—	—
Convertible Bonds — United States	335		172	(137)	—		31	(401)	—	—	—
Corporate Bonds — Canada	1		— (a)	—	—		—	—	—	—	1
Corporate Bonds — Germany	1,844		—	(359)	—		—	—	—	—	1,485
Corporate Bonds — United States	13,542		(17)	590	(34)		2,696	(1,807)	—	(351)	14,619
Foreign Government Securities	16,012		(151)	(261)	—	(a)	—	(1,449)	—	—	14,151
Loan Assignments — United States	13		15	(10)	—		596	(611)	—	—	3
Preferred Stocks — United States	—	(a)	—	—	—		—	—	—	—	—	(a)
Warrants — United States	—	(a)	—	—	—		—	—	—	—	—	(a)

Total	$461,077		$615	$106	$1,423		$123,566	$(72,760)	$7,379	$(108,486)	$412,920

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned ay July 31, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(93,000).

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Quantitative Information about Level 3 Fair Value Measurements # (Amounts in thousands)

	Fair Value at 7/31/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$0	Market Comparable Companies	Discount for lack of marketability (a)	10% (N/A)
	4	Terms of Plan of Reorganization	Discount for lack of marketability (a)	25% (N/A)

Common Stocks	4
	0	Discounted Cash Flow (c)	Discount for lack of marketability (a)	10% (N/A)

Preferred Stocks	0
	134	Market Comparable Companies	EBITDA Multiple (b)	6.80x (6.80x)
			Discount for lack of marketability (a)	10% (N/A)

Corporate Bonds	134
	344,075	Discounted Cash Flow	Constant Prepayment Rate	0.00%—13.00%(3.52%)
			Constant Default Rate	0.00%—30.00%(7.96%)
			Yield (Discount Rate of Cash Flows)	1.68%—13.22%(4.66%)

Asset-Backed Securities	344,075
	15,440	Discounted Cash Flow	Constant Prepayment Rate	0.00%—21.26%(8.82%)
			Constant Default Rate	1.47%—28.00%(5.42%)
			Yield (Discount Rate of Cash Flows)	3.25%—10.96%(5.51%)

Collateralized Mortgage Obligations	15,440
	15,986	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.22%—5.68%(5.02%)

Commercial Mortgage-Backed Securities	15,986
Warrants	0	Intrinsic Value	Issue Price vs. Stock Price	(N/A)
Total	$375,639

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At July 31, 2014, the value of these securities was approximately $37,281,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the constant prepayment rate may decrease or increase the fair value measurement.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

1. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (a) and (b) below describe the various derivatives used by the Fund.

(a). Futures Contracts — The Fund uses index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

(b). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

As of July 31, 2014, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — 7.7%
		Netherlands — 2.4%
EUR	15	Deutsche Telekom International Finance B.V., 6.000%, 01/20/17	23
GBP	2,000	Nederlandse Waterschapsbank N.V., 2.125%, 09/07/16	3,432

			3,455

		United Kingdom — 5.1%
EUR	50	BAT International Finance plc, 5.375%, 06/29/17	76
		Network Rail Infrastructure Finance plc,
GBP	1,700	1.250%, 01/22/15	2,877
GBP	2,500	4.875%, 11/27/15	4,437

			7,390

		United States — 0.2%
EUR	50	AT&T, Inc., 6.125%, 04/02/15	69
EUR	50	Cellco Partnership/Verizon Wireless Capital LLC, 8.750%, 12/18/15	75
EUR	25	Goldman Sachs Group, Inc. (The), 4.000%, 02/02/15	34
EUR	50	Morgan Stanley, 5.500%, 10/02/17	76

			254

		Total Corporate Bonds (Cost $10,062)	11,099

	Foreign Government Securities — 56.1%
		Australia — 0.2%
AUD	258	New South Wales Treasury Corp., 5.500%, 03/01/17 (m)	256

		Austria — 3.6%
		Republic of Austria,
EUR	3,700	3.500%, 07/15/15 (e) (m)	5,114
EUR	35	4.350%, 03/15/19 (e) (m)	55

			5,169

		Brazil — 4.2%
BRL	14,200	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 01/01/17 (m)	6,111

		Canada — 5.1%
		Government of Canada,
CAD	4,750	1.000%, 05/01/15	4,356
CAD	15	3.750%, 06/01/19 (m)	15
CAD	3,070	4.000%, 06/01/16 (m)	2,962

			7,333

		Denmark — 3.3%
EUR	3,450	Kingdom of Denmark, 2.750%, 03/16/16 (m)	4,818

		Finland — 5.1%
		Republic of Finland,
GBP	2,350	0.579%, 02/25/16	3,971
EUR	2,440	4.250%, 07/04/15 (e) (m)	3,393

			7,364

		France — 0.0% (g)
EUR	50	Caisse d’Amortissement de la Dette Sociale, 3.625%, 04/25/15 (m)	69

		Germany — 2.8%
		Bundesrepublik Deutschland,
EUR	60	3.500%, 07/04/19 (m)	93
EUR	50	4.250%, 07/04/18 (m)	78
		Kreditanstalt fuer Wiederaufbau,
EUR	2,740	1.875%, 11/16/15	3,753
EUR	25	3.875%, 01/21/19	38
EUR	30	4.125%, 07/04/17	45

			4,007

		Indonesia — 3.7%
IDR	60,160,000	Republic of Indonesia, 9.500%, 06/15/15 (m)	5,307

		Malaysia — 3.4%
		Malaysia Government Bond,
MYR	10,400	3.741%, 02/27/15 (m)	3,267
MYR	4,900	4.160%, 07/15/21 (m)	1,562

			4,829

		Mexico — 7.6%
		United Mexican States,
MXN	57,400	8.000%, 12/17/15 (m)	4,629
MXN	81,700	9.500%, 12/18/14 (m)	6,329

			10,958

		Netherlands — 9.8%
		Bank Nederlandse Gemeenten,
JPY	690,000	1.850%, 11/07/16	6,991
GBP	2,500	2.375%, 12/23/15	4,298
AUD	2,950	5.625%, 02/16/17	2,891

			14,180

		Norway — 3.1%
AUD	4,650	Kommunalbanken A.S., 6.000%, 03/16/15 (m)	4,395

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — Continued
		Philippines — 2.1%
PHP	112,250	Republic of Philippines, 6.500%, 04/28/21	2,990

		Thailand — 2.1%
THB	97,000	Kingdom of Thailand, 3.650%, 12/17/21 (m)	3,057

		Total Foreign Government Securities (Cost $87,446)	80,843

	Supranational — 23.5%
GBP	1,700	European Bank for Reconstruction & Development, 0.875%, 12/15/14	2,873
		European Investment Bank,
JPY	662,000	1.400%, 06/20/17	6,689
GBP	2,770	3.000%, 12/07/15	4,804
EUR	100	4.250%, 10/15/14	135
		European Union,
EUR	2,060	3.125%, 01/27/15	2,799
EUR	3,756	3.625%, 04/06/16	5,325
GBP	2,700	Inter-American Development Bank, 0.750%, 12/15/14	4,559
		International Bank for Reconstruction & Development,
GBP	2,700	0.875%, 12/17/14	4,563
AUD	2,282	5.130%, 07/14/15	2,158

		Total Supranational (Cost $34,308)	33,905

SHARES
	Short-Term Investment — 12.4%
		Investment Company — 12.4%
	17,815	JPMorgan Prime Money Market Fund, Series Institutional, 0.010% (b) (l) (m) (Cost $17,815)	17,815

		Total Investments — 99.7% (Cost $149,631)	143,662
		Other Assets in Excess of Liabilities — 0.3%	367

		NET ASSETS — 100.0%	$144,029

Percentages indicated are based on net assets.

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
8,656	ARS	Deutsche Bank AG †	08/08/14	1,036	1,054	18
8,656	ARS	Goldman Sachs International †	09/09/14	1,017	1,005	(12)
8,406	AUD	State Street Corp.	08/08/14	7,805	7,810	5
10,851	BRL	Goldman Sachs International †	08/08/14	4,787	4,778	(9)
4,390	BRL	HSBC Bank, N.A. †	09/09/14	1,936	1,914	(22)
13,552	CAD	National Australia Bank	08/08/14	12,677	12,428	(249)
12,453	CAD	State Street Corp.	09/09/14	11,393	11,411	18
2,299	CHF	National Australia Bank	08/08/14	2,585	2,530	(55)
2,204	CHF	Westpac Banking Corp.	09/09/14	2,424	2,426	2
787,389	CLP	Deutsche Bank AG †	08/08/14	1,422	1,376	(46)
787,389	CLP	Goldman Sachs International †	09/09/14	1,367	1,371	4
195,911	CNY	Credit Suisse International †	08/08/14	31,783	31,732	(51)
187,619	CNY	HSBC Bank, N.A. †	09/09/14	30,349	30,339	(10)
2,105,223	COP	Deutsche Bank AG †	08/08/14	1,117	1,121	4
1,908,520	COP	Goldman Sachs International †	09/09/14	1,010	1,013	3
109	EUR	National Australia Bank	08/08/14	149	146	(3)
2,144	EUR	Royal Bank of Scotland	08/08/14	2,869	2,871	2
18,441	GBP	Royal Bank of Scotland	08/08/14	31,104	31,133	29
15,585	HKD	National Australia Bank	08/08/14	2,011	2,011	— (h)
15,236	HKD	Morgan Stanley	09/10/14	1,966	1,966	— (h)
45,104,044	IDR	Credit Suisse International †	08/08/14	3,827	3,873	46
6,112	ILS	National Australia Bank	08/08/14	1,776	1,784	8
5,440	ILS	Barclays Bank plc	09/09/14	1,586	1,588	2
183,224	INR	HSBC Bank, N.A. †	08/08/14	3,036	3,016	(20)
183,224	INR	Credit Suisse International †	09/09/14	3,008	2,993	(15)
251,736	JPY	State Street Corp.	08/08/14	2,445	2,447	2
6,146,271	KRW	HSBC Bank, N.A. †	08/08/14	6,071	5,963	(108)
5,866,968	KRW	Credit Suisse International †	09/11/14	5,689	5,670	(19)
19,357	MXN	Barclays Bank plc	08/08/14	1,492	1,464	(28)
92,442	MXN	National Australia Bank	08/08/14	7,112	6,990	(122)
104,745	MXN	Morgan Stanley	09/09/14	7,918	7,901	(17)
10,866	MYR	Credit Suisse International †	08/08/14	3,390	3,394	4
2,427	MYR	Goldman Sachs International †	09/09/14	763	754	(9)
128,061	PHP	Credit Suisse International †	08/08/14	2,939	2,937	(2)
33,108	PHP	Goldman Sachs International †	09/09/14	766	758	(8)
66,281	RUB	Credit Suisse International †	08/08/14	1,934	1,853	(81)
62,117	RUB	Credit Suisse International †	09/09/14	1,731	1,726	(5)
6,543	SAR	Citibank, N.A.	08/07/14	1,745	1,745	— (h)
6,543	SAR	Union Bank of Switzerland AG	09/09/14	1,745	1,745	— (h)
2,090	SEK	National Australia Bank	08/08/14	311	303	(8)
2,090	SEK	Westpac Banking Corp.	09/09/14	303	303	— (h)
3,823	SGD	Westpac Banking Corp.	08/08/14	3,064	3,065	1
3,595	SGD	Morgan Stanley	09/09/14	2,883	2,882	(1)
28,406	THB	State Street Corp.	08/08/14	883	884	1
114,768	TWD	Deutsche Bank AG †	08/08/14	3,847	3,821	(26)
108,890	TWD	Credit Suisse International †	09/09/14	3,626	3,622	(4)
				224,697	223,916	(781)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
8,656	ARS	Goldman Sachs International †	08/08/14	1,045	1,054	(9)
1,011	ARS	HSBC Bank, N.A. †	09/09/14	117	117	—	(h)

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
8,161	AUD	Credit Suisse International	08/08/14	7,642	7,582	60
83	AUD	Goldman Sachs International	08/08/14	78	77	1
96	AUD	HSBC Bank, N.A.	08/08/14	90	89	1
67	AUD	Union Bank of Switzerland AG	08/08/14	62	62	—	(h)
8,406	AUD	State Street Corp.	09/09/14	7,788	7,792	(4)
9,861	BRL	Credit Suisse International †	08/08/14	4,438	4,341	97
401	BRL	Deutsche Bank AG †	08/08/14	180	176	4
590	BRL	HSBC Bank, N.A. †	08/08/14	263	259	4
10,851	BRL	Goldman Sachs International †	09/09/14	4,745	4,731	14
585	CAD	Deutsche Bank AG	08/08/14	545	537	8
416	CAD	Goldman Sachs International	08/08/14	390	382	8
48	CAD	HSBC Bank, N.A.	08/08/14	45	44	1
12,453	CAD	State Street Corp.	08/08/14	11,401	11,420	(19)
50	CAD	Union Bank of Switzerland AG	08/08/14	47	46	1
98	CAD	Barclays Bank plc	09/09/14	89	89	—	(h)
334	CAD	Citibank, N.A.	09/09/14	307	307	—	(h)
95	CHF	Deutsche Bank AG	08/08/14	105	104	1
2,204	CHF	Westpac Banking Corp.	08/08/14	2,424	2,426	(2)
787,389	CLP	Goldman Sachs International †	08/08/14	1,371	1,376	(5)
58,904	CLP	HSBC Bank, N.A. †	09/09/14	102	102	—	(h)
194,755	CNY	HSBC Bank, N.A. †	08/08/14	31,559	31,545	14
1,155	CNY	Union Bank of Switzerland AG †	08/08/14	187	187	—	(h)
4,515	CNY	HSBC Bank, N.A. †	09/09/14	730	730	—	(h)
1,908,520	COP	Goldman Sachs International †	08/08/14	1,013	1,016	(3)
196,703	COP	HSBC Bank, N.A. †	08/08/14	106	105	1
1,693	EUR	Credit Suisse International	08/08/14	2,311	2,267	44
34	EUR	Deutsche Bank AG	08/08/14	47	46	1
114	EUR	Goldman Sachs International	08/08/14	155	153	2
366	EUR	HSBC Bank, N.A.	08/08/14	499	491	8
46	EUR	Union Bank of Switzerland AG	08/08/14	63	62	1
89	EUR	Barclays Bank plc	09/09/14	119	119	—	(h)
295	EUR	Citibank, N.A.	09/09/14	394	394	—	(h)
2,144	EUR	Royal Bank of Scotland	09/09/14	2,869	2,871	(2)
18,271	GBP	Credit Suisse International	08/08/14	31,133	30,847	286
55	GBP	Deutsche Bank AG	08/08/14	93	92	1
18	GBP	Goldman Sachs International	08/08/14	31	31	—	(h)
97	GBP	HSBC Bank, N.A.	08/08/14	166	164	2
26	GBP	Barclays Bank plc	09/09/14	45	45	—	(h)
18,441	GBP	Royal Bank of Scotland	09/09/14	31,096	31,125	(29)
349	HKD	Citibank, N.A.	08/08/14	45	45	—	(h)
15,236	HKD	Morgan Stanley	08/08/14	1,966	1,966	—	(h)
45,104,044	IDR	HSBC Bank, N.A. †	08/08/14	3,779	3,874	(95)
45,104,044	IDR	Credit Suisse International †	09/09/14	3,808	3,781	27
5,440	ILS	Barclays Bank plc	08/08/14	1,585	1,587	(2)
672	ILS	Deutsche Bank AG	08/08/14	196	196	—	(h)

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
183,224	INR	Credit Suisse International †	08/08/14	3,021	3,016	5
8,051	INR	HSBC Bank, N.A. †	09/09/14	131	131	—	(h)
200,779	JPY	Credit Suisse International	08/08/14	1,981	1,952	29
44,612	JPY	Deutsche Bank AG	08/08/14	439	433	6
6,346	JPY	HSBC Bank, N.A.	08/08/14	62	61	1
22,527	JPY	Citibank, N.A.	09/09/14	219	219	—	(h)
7,631	JPY	Credit Suisse International	09/09/14	75	74	1
251,736	JPY	State Street Corp.	09/09/14	2,446	2,448	(2)
5,866,968	KRW	Credit Suisse International †	08/08/14	5,696	5,692	4
279,303	KRW	HSBC Bank, N.A. †	08/08/14	274	271	3
135,963	KRW	HSBC Bank, N.A. †	09/05/14	131	131	—	(h)
778	MXN	Citibank, N.A.	08/08/14	60	59	1
6,276	MXN	Deutsche Bank AG	08/08/14	483	475	8
104,745	MXN	Morgan Stanley	08/08/14	7,936	7,920	16
785	MXN	Barclays Bank plc	09/09/14	60	60	—	(h)
4,069	MXN	Citibank, N.A.	09/09/14	307	307	—	(h)
10,522	MYR	Deutsche Bank AG †	08/08/14	3,272	3,286	(14)
345	MYR	HSBC Bank, N.A. †	08/08/14	108	107	1
10,866	MYR	Credit Suisse International †	09/09/14	3,383	3,376	7
128,061	PHP	Deutsche Bank AG †	08/08/14	2,932	2,937	(5)
128,061	PHP	Credit Suisse International †	09/09/14	2,937	2,930	7
62,117	RUB	Credit Suisse International †	08/08/14	1,744	1,737	7
4,165	RUB	HSBC Bank, N.A. †	08/08/14	121	117	4
6,543	SAR	Union Bank of Switzerland AG	08/07/14	1,745	1,745	—	(h)
2,090	SEK	Westpac Banking Corp.	08/08/14	303	303	—	(h)
150	SGD	Deutsche Bank AG	08/08/14	121	120	1
3,595	SGD	Morgan Stanley	08/08/14	2,883	2,882	1
78	SGD	Union Bank of Switzerland AG	08/08/14	62	62	—	(h)
23,555	THB	Credit Suisse International	08/08/14	724	733	(9)
4,852	THB	Deutsche Bank AG	08/08/14	151	151	—	(h)
28,406	THB	State Street Corp.	09/09/14	882	883	(1)
108,890	TWD	Credit Suisse International †	08/08/14	3,630	3,626	4
5,878	TWD	HSBC Bank, N.A. †	08/08/14	196	196	—	(h)
2,635	TWD	HSBC Bank, N.A. †	09/09/14	88	88	—	(h)
				205,872	205,380	492

†	Non-deliverable forward.

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chile Peso
CNY	—	China Yuan
COP	—	Colombian Peso
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	India Rupee
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PHP	—	Philippines Peso
RUB	—	Russian Ruble
SAR	—	Saudi Arabia Riyal
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TWD	—	Taiwan Dollar

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of July 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,258
Aggregate gross unrealized depreciation	(10,227)

Net unrealized appreciation/depreciation	$(5,969)

Federal income tax cost of investments	$149,631

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$17,815	$125,847	$—	$143,662
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$842	$—	$842
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,131)	$—	$(1,131)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2014.

1. Derivatives — The Fund uses instruments including forward foreign currency exchange contracts in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Note (a) below describes the derivatives used by the Fund.

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

(a). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.3%
	Australia — 1.2%
821	BHP Billiton Ltd. (m)	29,152

	Belgium — 1.7%
378	Anheuser-Busch InBev N.V.	40,841

	China — 2.3%
17,163	China Construction Bank Corp., Class H	13,132
9,587	CNOOC Ltd.	16,958
19,269	Industrial & Commercial Bank of China Ltd., Class H	13,142
1,571	Ping An Insurance Group Co. of China Ltd., Class H	13,349

		56,581

	Denmark — 0.9%
500	Novo Nordisk A/S, Class B	23,037

	France — 12.2%
592	Accor S.A.	28,653
1,200	AXA S.A.	27,572
411	BNP Paribas S.A.	27,288
171	Essilor International S.A.	16,699
132	Imerys S.A.	10,293
125	Kering	26,800
306	Lafarge S.A.	23,804
157	LVMH Moet Hennessy Louis Vuitton S.A.	27,054
153	Pernod-Ricard S.A.	17,163
361	Sanofi	37,857
316	Schneider Electric SE	26,798
319	Technip S.A.	29,441

		299,422

	Germany — 6.0%
189	Allianz SE	31,408
283	Bayer AG	37,339
266	Fresenius Medical Care AG & Co. KGaA	18,435
102	Linde AG	20,901
16	OSRAM Licht AG (a)	628
489	SAP SE	38,422

		147,133

	Hong Kong — 4.5%
2,326	Cheung Kong Holdings Ltd. (m)	44,937
5,920	China Overseas Land & Investment Ltd.	18,002
4,874	Hang Lung Properties Ltd.	15,053
3,383	Sands China Ltd.	24,835
1,978	Wynn Macau Ltd.	8,429

		111,256

	India — 0.6%
302	HDFC Bank Ltd., ADR	14,329

	Indonesia — 0.5%
19,565	Astra International Tbk PT	12,920

	Israel — 1.0%
459	Teva Pharmaceutical Industries Ltd., ADR	24,571

	Japan — 17.8%
2,063	Astellas Pharma, Inc.	27,969
315	Canon, Inc. (m)	10,297
347	Daikin Industries Ltd. (m)	23,797
255	East Japan Railway Co.	20,411
133	FANUC Corp.	22,969
853	Honda Motor Co., Ltd.	29,701
931	Japan Tobacco, Inc. (m)	32,755
1,208	Komatsu Ltd.	26,790
1,680	Kubota Corp.	22,118
360	Makita Corp. (m)	21,299
816	Mitsubishi Corp.	17,199
190	Nidec Corp.	12,348
390	Nitto Denko Corp.	17,418
316	Shin-Etsu Chemical Co., Ltd.	20,037
89	SMC Corp.	24,571
1,030	Sumitomo Corp.	13,575
794	Sumitomo Mitsui Financial Group, Inc.	32,355
801	Toyota Motor Corp.	47,279
3,124	Yahoo! Japan Corp.	14,133

		437,021

	Netherlands — 6.5%
339	Akzo Nobel N.V.	24,392
305	ASML Holding N.V.	28,733
2,138	ING Groep N.V., CVA (a)	27,767
1,884	Royal Dutch Shell plc, Class A	77,491

		158,383

	South Korea — 1.8%
49	Hyundai Mobis	14,593
44	Samsung Electronics Co., Ltd., Reg. S, GDR	28,321

		42,914

	Sweden — 1.0%
798	Atlas Copco AB, Class A	23,815

	Switzerland — 13.1%
997	ABB Ltd. (a)	22,939
187	Cie Financiere Richemont S.A.	17,729
970	Credit Suisse Group AG (a)	26,325
5,018	Glencore plc (a)	30,320

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Switzerland — continued
194	Holcim Ltd. (a)	15,502
628	Nestle S.A.	46,463
547	Novartis AG	47,558
154	Roche Holding AG	44,731
3	SGS S.A. (m)	6,004
2,145	UBS AG (a)	36,848
89	Zurich Insurance Group AG (a)	25,871

		320,290

	Taiwan — 0.9%
1,067	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	21,339

	United Kingdom — 23.3%
334	Aggreko plc	9,675
9,982	Barclays plc	37,837
2,701	BG Group plc	53,259
639	BHP Billiton plc	21,781
632	British American Tobacco plc	37,011
1,041	Burberry Group plc	24,744
2,804	Centrica plc	14,612
5,333	HSBC Holdings plc	57,128
582	Imperial Tobacco Group plc	25,184
3,625	Marks & Spencer Group plc	26,239
1,796	Meggitt plc	15,380
1,958	Prudential plc (m)	44,999
317	Rio Tinto Ltd.	19,273
436	Rio Tinto plc	24,922
2,178	Standard Chartered plc	45,176
796	Tullow Oil plc	9,754
663	Unilever plc	28,656
11,911	Vodafone Group plc	39,665
1,731	WPP plc	34,455

		569,750

	Total Common Stocks (Cost $1,935,737)	2,332,754

Preferred Stocks — 2.4%
	Germany — 2.4%
215	Henkel AG & Co. KGaA	23,923
155	Volkswagen AG	35,951

		59,874

	Total Preferred Stocks (Cost $46,050)	59,874

Short-Term Investment — 2.2%
	Investment Company — 2.2%
53,032	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $53,032)	53,032

	Total Investments — 99.9% (Cost $2,034,819)	2,445,660
	Other Assets in Excess of Liabilities — 0.1%	2,334

	NET ASSETS — 100.0%	$2,447,994

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	9.9%
Banks	9.8
Oil, Gas & Consumable Fuels	6.4
Insurance	5.9
Machinery	5.8
Automobiles	5.1
Metals & Mining	5.1
Textiles, Apparel & Luxury Goods	3.9
Tobacco	3.9
Chemicals	3.4
Semiconductors & Semiconductor Equipment	3.2
Real Estate Management & Development	3.2
Food Products	3.1
Capital Markets	2.6
Electrical Equipment	2.6
Hotels, Restaurants & Leisure	2.5
Beverages	2.4
Construction Materials	2.0
Wireless Telecommunication Services	1.6
Software	1.6
Media	1.4
Trading Companies & Distributors	1.3
Energy Equipment & Services	1.2
Diversified Financial Services	1.1
Multiline Retail	1.1
Household Products	1.0
Building Products	1.0
Others (each less than 1.0%)	5.7
Short-Term Investment	2.2

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $ 2,332,389,000 and 95.4% respectively.

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$443,790
Aggregate gross unrealized depreciation	(32,949)

Net unrealized appreciation/depreciation	$410,841

Federal income tax cost of investments	$2,034,819

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$29,152	$—	$29,152
Belgium	—	40,841	—	40,841
China	—	56,581	—	56,581
Denmark	—	23,037	—	23,037
France	—	299,422	—	299,422
Germany	—	147,133	—	147,133
Hong Kong	—	111,256	—	111,256
India	14,329	—	—	14,329
Indonesia	—	12,920	—	12,920
Israel	24,571	—	—	24,571
Japan	—	437,021	—	437,021
Netherlands	—	158,383	—	158,383
South Korea	—	42,914	—	42,914
Sweden	—	23,815	—	23,815
Switzerland	—	320,290	—	320,290
Taiwan	21,339	—	—	21,339
United Kingdom	—	569,750	—	569,750

Total Common Stocks	60,239	2,272,515	—	2,332,754

Preferred Stocks
Germany	—	59,874	—	59,874
Short-Term Investment
Investment Company	53,032	—	—	53,032

Total Investments in Securities	$113,271	$2,332,389	$—	$2,445,660

There were no transfers among any levels during the period ended July 31, 2014.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.8%
	Australia — 3.4%
1,059	Australia & New Zealand Banking Group Ltd.	33,048
2,676	Goodman Group	13,119
2,011	Westfield Corp. (m)	13,977

		60,144

	Belgium — 1.3%
137	Solvay S.A.	22,192

	Canada — 1.4%
1,011	First Quantum Minerals Ltd.	23,989

	China — 1.5%
2,610	ENN Energy Holdings Ltd.	18,461
6,840	Sun Art Retail Group Ltd.	8,534

		26,995

	Denmark — 2.8%
926	Danske Bank A/S	26,742
478	Novo Nordisk A/S, Class B	22,008

		48,750

	Finland — 1.1%
1,166	Stora Enso OYJ, Class R	10,478
511	UPM-Kymmene OYJ	8,327

		18,805

	France — 12.7%
165	Air Liquide S.A.	21,008
818	AXA S.A.	18,804
342	BNP Paribas S.A.	22,690
243	Cie de St-Gobain	11,827
811	GDF Suez	20,911
351	Publicis Groupe S.A.	25,431
221	Renault S.A.	18,467
342	Schneider Electric SE	29,022
261	Sodexo	25,909
628	Suez Environnement Co.	11,719
148	Valeo S.A.	17,783

		223,571

	Germany — 6.1%
293	Bayer AG	38,607
73	Continental AG	15,802
291	Daimler AG	23,978
362	SAP SE	28,431

		106,818

	Hong Kong — 1.9%
6,288	China Overseas Land & Investment Ltd.	19,121
2,008	Sands China Ltd.	14,742

		33,863

	Ireland — 0.4%
97	Shire plc	7,960

	Japan — 21.4%
434	Daikin Industries Ltd.	29,772
1,089	Daiwa House Industry Co., Ltd.	22,106
459	Dentsu, Inc.	18,183
1,106	DMG Mori Seiki Co., Ltd.	14,057
3,317	Hitachi Ltd.	25,709
298	Japan Airlines Co., Ltd.	16,444
663	Japan Tobacco, Inc.	23,313
3,203	Kawasaki Heavy Industries Ltd.	12,460
353	KDDI Corp.	20,297
43	Keyence Corp.	18,602
497	Mitsubishi Estate Co., Ltd.	12,153
5,863	Mitsubishi UFJ Financial Group, Inc.	34,575
534	Mitsui Fudosan Co., Ltd.	17,635
2,060	Nomura Holdings, Inc.	13,008
1,293	ORIX Corp.	20,893
762	Ricoh Co., Ltd.	8,726
301	Seven & I Holdings Co., Ltd.	12,535
850	Sumitomo Electric Industries Ltd.	12,452
616	Sumitomo Mitsui Financial Group, Inc.	25,115
883	Yamato Holdings Co., Ltd.	18,392

		376,427

	Netherlands — 7.2%
222	ASML Holding N.V.	20,978
1,392	ING Groep N.V., CVA (a)	18,079
6,327	Koninklijke KPN N.V. (a)	20,232
1,337	Royal Dutch Shell plc, Class A	54,992
324	Unilever N.V., CVA	13,341

		127,622

	Norway — 1.7%
2,502	Norsk Hydro ASA	14,836
552	Statoil ASA	15,776

		30,612

	South Korea — 1.2%
36	LG Chem Ltd.	10,016
8	Samsung Electronics Co., Ltd.	10,890

		20,906

	Sweden — 1.9%
731	Electrolux AB, Series B	18,120

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Sweden — Continued
1,160	Nordea Bank AB	15,553

		33,673

	Switzerland — 12.0%
280	Cie Financiere Richemont S.A.	26,603
342	Nestle S.A.	25,352
524	Novartis AG	45,596
180	Roche Holding AG	52,356
187	Swiss Re AG (a)	15,868
1,385	UBS AG (a)	23,789
401	Wolseley plc	20,881

		210,445

	United Kingdom — 17.8%
299	AstraZeneca plc	21,836
1,465	BG Group plc	28,887
542	British American Tobacco plc	31,762
3,953	HSBC Holdings plc	42,382
616	InterContinental Hotels Group plc	24,999
2,872	Kingfisher plc	14,508
415	Petrofac Ltd.	7,648
1,341	Prudential plc	30,812
668	Rio Tinto plc	38,171
573	SABMiller plc	31,178
702	Tullow Oil plc	8,610
9,788	Vodafone Group plc	32,595

		313,388

	Total Common Stocks (Cost $1,482,896)	1,686,160

Preferred Stock — 1.3%
	Germany — 1.3%
209	Henkel AG & Co. KGaA (Cost $17,683)	23,240

Short-Term Investment — 2.3%
	Investment Company — 2.3%
40,151	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $40,151)	40,151

	Total Investments — 99.4% (Cost $1,540,730)	1,749,551
	Other Assets in Excess of Liabilities — 0.6%	10,974

	NET ASSETS — 100.0%	$1,760,525

Percentages indicated are based on net assets.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, July 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	11.4%
Pharmaceuticals	10.8
Oil, Gas & Consumable Fuels	6.2
Metals & Mining	4.4
Real Estate Management & Development	4.1
Hotels, Restaurants & Leisure	3.8
Insurance	3.7
Tobacco	3.1
Chemicals	3.0
Wireless Telecommunication Services	3.0
Electronic Equipment, Instruments & Components	2.5
Media	2.5
Automobiles	2.4
Building Products	2.4
Electrical Equipment	2.4
Diversified Financial Services	2.2
Food Products	2.2
Capital Markets	2.1
Auto Components	1.9
Multi-Utilities	1.9
Semiconductors & Semiconductor Equipment	1.8
Beverages	1.8
Software	1.6
Real Estate Investment Trusts (REITs)	1.5
Textiles, Apparel & Luxury Goods	1.5
Machinery	1.5
Household Products	1.3
Food & Staples Retailing	1.2
Trading Companies & Distributors	1.2
Diversified Telecommunication Services	1.2
Paper & Forest Products	1.1
Gas Utilities	1.1
Air Freight & Logistics	1.1
Household Durables	1.0
Others (each less than 1.0%)	2.8
Short-Term Investment	2.3

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT JULY 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
36	TOPIX Index	09/11/14	$4,524	$152
149	Dow Jones Euro STOXX 50 Index	09/19/14	6,223	(314)
60	FTSE 100 Index	09/19/14	6,769	(57)

				$(219)

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JULY 31, 2014		NET UNREALIZED APPRECIATION (DEPRECIATION)
6,234	AUD
3,416	for GBP	Barclays Bank plc	08/05/14	$5,767	#	$5,793	#	$26 #
3,910	CAD
2,118	for GBP	Citibank, N.A.	08/05/14	3,575	#	3,586	#	11 #
2,618	EUR
2,152	for GBP	Citibank, N.A.	08/05/14	3,633	#	3,506	#	(127)#
4,652	EUR
642,962	for JPY	Union Bank of Switzerland AG	08/05/14	6,251	#	6,230	#	(21)#
2,909	GBP
29,154	for NOK	State Street Corp.	08/05/14	4,638	#	4,912	#	274 #
70,373	HKD
5,361	for GBP	Barclays Bank plc	08/05/14	9,050	#	9,080	#	30 #
540,457	JPY
3,911	for EUR	Citibank, N.A.	08/05/14	5,237	#	5,254	#	17 #
111,583	AUD	State Street Corp.	08/05/14	102,696		103,687		991
86,655	AUD	Westpac Banking Corp.	11/06/14	80,659		79,996		(663)
5,097	CHF	HSBC Bank, N.A.	08/05/14	5,709		5,608		(101)
3,728	CHF	State Street Corp.	08/05/14	4,177		4,102		(75)
30,958	DKK	State Street Corp.	08/05/14	5,748		5,560		(188)
6,018	EUR	Australia and New Zealand Banking Group Limited	08/05/14	8,318		8,059		(259)
9,772	EUR	Commonwealth Bank of Australia	08/05/14	13,303		13,086		(217)
20,900	EUR	HSBC Bank, N.A.	08/05/14	28,533		27,987		(546)
4,005	EUR	National Australia Bank	08/05/14	5,467		5,362		(105)
4,275	EUR	Royal Bank of Canada	08/05/14	5,853		5,724		(129)
10,902	EUR	State Street Corp.	08/05/14	15,112		14,598		(514)
5,871	EUR	Union Bank of Switzerland AG	08/05/14	8,009		7,861		(148)
5,141	EUR	TD Bank Financial Group	11/06/14	6,886		6,887		1
29,952	GBP	Australia and New Zealand Banking Group Limited	08/05/14	50,489		50,567		78
7,529	GBP	Commonwealth Bank of Australia	08/05/14	12,881		12,712		(169)
8,662	GBP	HSBC Bank, N.A.	08/05/14	14,534		14,624		90
2,435	GBP	Royal Bank of Canada	08/05/14	4,152		4,111		(41)
4,654	GBP	State Street Corp.	08/05/14	7,919		7,857		(62)
2,754	GBP	Union Bank of Switzerland AG	08/05/14	4,711		4,649		(62)
17,566	GBP	Royal Bank of Scotland	11/06/14	29,605		29,632		27
79,322	HKD	Westpac Banking Corp.	08/05/14	10,232		10,235		3
730,861	JPY	Barclays Bank plc	08/05/14	7,216		7,105		(111)
1,141,321	JPY	Commonwealth Bank of Australia	08/05/14	11,210		11,095		(115)
623,508	JPY	Goldman Sachs International	08/05/14	6,129		6,061		(68)
2,094,176	JPY	National Australia Bank	08/05/14	20,614		20,358		(256)
1,304,166	JPY	Royal Bank of Canada	08/05/14	12,786		12,679		(107)
61,289	NOK	State Street Corp.	08/05/14	10,232		9,749		(483)
132,190	SEK	HSBC Bank, N.A.	08/05/14	20,195		19,163		(1,032)
132,190	SEK	Westpac Banking Corp.	11/06/14	19,161		19,156		(5)
32,179	SGD	Westpac Banking Corp.	08/05/14	25,607		25,795		188
32,179	SGD	Westpac Banking Corp.	11/06/14	25,806		25,795		(11)
				$622,100		$618,221		$(3,879)

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
13,735	AUD	Goldman Sachs International	08/05/14	$12,788	$12,763	$25
9,778	AUD	National Australia Bank	08/05/14	9,198	9,086	112
7,650	AUD	Royal Bank of Canada	08/05/14	7,148	7,109	39
4,807	CAD	HSBC Bank, N.A.	08/05/14	4,400	4,409	(9)
16,818	CAD	Westpac Banking Corp.	08/05/14	15,267	15,424	(157)
17,715	CAD	Australia and New Zealand Banking Group Limited	11/06/14	16,263	16,210	53
6,253	CHF	Goldman Sachs International	08/05/14	6,983	6,881	102
6,905	CHF	HSBC Bank, N.A.	08/05/14	7,847	7,599	248
13,241	CHF	Morgan Stanley	08/05/14	14,846	14,571	275
4,171	CHF	Royal Bank of Canada	08/05/14	4,682	4,590	92
6,317	CHF	Societe Generale	08/05/14	7,086	6,951	135
3,809	CHF	State Street Corp.	08/05/14	4,278	4,191	87
31,871	CHF	Australia and New Zealand Banking Group Limited	11/06/14	35,147	35,096	51
67,687	DKK	Goldman Sachs International	08/05/14	12,588	12,156	432
36,729	DKK	Westpac Banking Corp.	11/06/14	6,596	6,600	(4)
6,606	EUR	Citibank, N.A.	08/05/14	9,030	8,845	185
3,117	EUR	Commonwealth Bank of Australia	08/05/14	4,244	4,174	70
5,947	EUR	Goldman Sachs International	08/05/14	8,069	7,963	106
3,633	EUR	Morgan Stanley	08/05/14	5,037	4,865	172
62,723	EUR	Westpac Banking Corp.	08/05/14	86,974	83,989	2,985
16,923	EUR	Royal Bank of Scotland	11/06/14	22,650	22,669	(19)
5,398	GBP	Citibank, N.A.	08/05/14	9,051	9,114	(63)
2,139	GBP	Goldman Sachs International	08/05/14	3,585	3,612	(27)
3,928	GBP	Merrill Lynch International	08/05/14	6,610	6,631	(21)
5,272	GBP	Morgan Stanley	08/05/14	8,886	8,901	(15)
7,045	GBP	Royal Bank of Canada	08/05/14	11,970	11,894	76
4,501	GBP	TD Bank Financial Group	08/05/14	7,664	7,599	65
2,828	GBP	Australia and New Zealand Banking Group Limited	11/06/14	4,769	4,770	(1)
51,247	HKD	Royal Bank of Canada	08/05/14	6,611	6,612	(1)
141,162	HKD	Westpac Banking Corp.	08/05/14	18,210	18,214	(4)
42,714	HKD	Westpac Banking Corp.	11/06/14	5,512	5,512	— (h)
2,102,507	JPY	Australia and New Zealand Banking Group Limited	08/05/14	20,571	20,439	132
1,508,266	JPY	BNP Paribas	08/05/14	14,830	14,662	168
1,391,811	JPY	Citibank, N.A.	08/05/14	13,597	13,530	67
1,654,654	JPY	Goldman Sachs International	08/05/14	16,219	16,086	133
1,295,230	JPY	HSBC Bank, N.A.	08/05/14	12,687	12,593	94
375,933	JPY	Societe Generale	08/05/14	3,655	3,655	— (h)
2,536,874	JPY	Australia and New Zealand Banking Group Limited	11/06/14	24,679	24,679	— (h)
22,683	NOK	BNP Paribas	08/05/14	3,821	3,608	213
40,216	NOK	Morgan Stanley	08/05/14	6,744	6,397	347
59,872	NOK	State Street Corp.	08/05/14	9,924	9,524	400
90,635	NOK	Westpac Banking Corp.	11/06/14	14,370	14,369	1
				$525,086	$518,542	$6,544

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at July 31, 2014 of the currency being sold, and the value at July 31, 2014 is the U.S. dollar market value of the currency being purchased.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than $1,000.
(l)	—	The rate shown is the current yield as of July 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $1,685,411,000 and 96.3% respectively.

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$249,854
Aggregate gross unrealized depreciation	(41,033)

Net unrealized appreciation/depreciation	$208,821

Federal income tax cost of investments	$1,540,730

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$13,977	$46,167	$—	$60,144
Belgium	—	22,192	—	22,192
Canada	23,989	—	—	23,989
China	8,534	18,461	—	26,995
Denmark	—	48,750	—	48,750
Finland	—	18,805	—	18,805
France	—	223,571	—	223,571
Germany	—	106,818	—	106,818
Hong Kong	—	33,863	—	33,863
Ireland	—	7,960	—	7,960
Japan	—	376,427	—	376,427
Netherlands	—	127,622	—	127,622
Norway	—	30,612	—	30,612
South Korea	—	20,906	—	20,906
Sweden	—	33,673	—	33,673
Switzerland	—	210,445	—	210,445
United Kingdom	—	313,388	—	313,388

Total Common Stocks	46,500	1,639,660	—	1,686,160

Preferred Stock
Germany	—	23,240	—	23,240
Short-Term Investment
Investment Company	40,151	—	—	40,151

Total Investments in Securities	$86,651	$1,662,900	$—	$1,749,551

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$8,601	$—	$8,601
Futures Contracts	152	—	—	152

Total Appreciation in Other Financial Instruments	$152	$8,601	$—	$8,753

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(5,936)	$—	$(5,936)
Futures Contracts	(371)	—	—	(371)

Total Depreciation in Other Financial Instruments	$(371)	$(5,936)	$—	$(6,307)

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

There were no transfers among any levels during the period ended July 31, 2014.

1. Derivatives — The Fund uses instruments including futures contracts and forward foreign currency exchange contracts in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

(a). Futures Contracts — The Fund uses index futures contracts to gain or reduce exposure to the stock market, maintain liquidity and minimize transaction costs. The Fund also buys futures contracts to immediately invest incoming cash in the market or sell futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

(b). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

(Amounts in thousands)

Total Investments — 0.0% (Cost $—)	—
Other Assets in Excess of Liabilities — 100.0%	4

NET ASSETS — 100.0%	$4

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

The JPMorgan International Realty Fund liquidated on July 31, 2014 and therefore held no securities on that date.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 101.1%
		Canada — 4.3%
2		Canadian National Railway Co.	110
2		Suncor Energy, Inc.	94

			204

		China — 6.2%
1		Baidu, Inc., ADR (a)	159
16		Ping An Insurance Group Co. of China Ltd., Class H	132

			291

		France — 9.8%
3		Accor S.A.	129
5		AXA S.A.	113
1		Kering	113
1		Schneider Electric SE	107

			462

		Germany — 9.5%
—	(h)	Allianz SE	82
3		Deutsche Post AG	87
1		Fresenius SE & Co. KGaA	89
1		Henkel AG & Co. KGaA	102
1		SAP SE	89

			449

		Hong Kong — 5.0%
7		Cheung Kong Holdings Ltd.	135
14		Sands China Ltd.	100

			235

		India — 3.1%
3		HDFC Bank Ltd., ADR	148

		Japan — 15.0%
3		Japan Tobacco, Inc.	109
2		KDDI Corp.	92
2		Nitto Denko Corp.	71
6		ORIX Corp.	104
3		Sumitomo Mitsui Financial Group, Inc.	114
2		Toyota Motor Corp.	124
20		Yahoo! Japan Corp.	90

			704

		Netherlands — 6.5%
2		Akzo Nobel N.V.	122
1		ASML Holding N.V.	104
6		ING Groep N.V., CVA (a)	79

			305

		South Korea — 5.1%
—	(h)	Hyundai Mobis	115
—	(h)	Samsung Electronics Co., Ltd., Reg. S, GDR	125

			240

		Switzerland — 12.5%
1		Cie Financiere Richemont S.A.	130
1		Holcim Ltd. (a)	92
1		Novartis AG	113
—	(h)	Roche Holding AG	134
7		UBS AG (a)	116

			585

		United Kingdom — 22.1%
24		Barclays plc	91
6		BG Group plc	118
39		Home Retail Group plc	108
19		International Consolidated Airlines Group S.A. (a)	103
9		Meggitt plc	81
4		Prudential plc	96
3		Rio Tinto plc	146
5		Smith & Nephew plc	94
6		Standard Chartered plc	131
4		WPP plc	72

			1,040

		United States — 1.9%
28		Samsonite International S.A.	87

		Total Investments — 101.0% (Cost $4,179)	4,750
		Liabilities in Excess of Other Assets — (1.1)%	(47)

		NET ASSETS — 100.0%	$4,703

Percentages indicated are based on net assets.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	10.2%
Insurance	8.9
Textiles, Apparel & Luxury Goods	7.0
Internet Software & Services	5.2
Pharmaceuticals	5.2
Hotels, Restaurants & Leisure	4.8
Semiconductors & Semiconductor Equipment	4.8
Oil, Gas & Consumable Fuels	4.5
Chemicals	4.1
Diversified Financial Services	3.8
Metals & Mining	3.1
Real Estate Management & Development	2.8
Automobiles	2.6
Capital Markets	2.4
Auto Components	2.4
Road & Rail	2.3
Tobacco	2.3
Internet & Catalog Retail	2.3
Electrical Equipment	2.3
Airlines	2.2
Household Products	2.2
Health Care Equipment & Supplies	2.0
Wireless Telecommunication Services	1.9
Construction Materials	1.9
Software	1.9
Health Care Providers & Services	1.9
Air Freight & Logistics	1.8
Aerospace & Defense	1.7
Media	1.5

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security.
(h)	—	Amount rounds to less than one thousand (shares or dollars).

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $4,239,000 and 89.2%, respectively.

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$701
Aggregate gross unrealized depreciation	(130)

Net unrealized appreciation/depreciation	$571

Federal income tax cost of investments	$4,179

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Canada	$204	$—	$—	$204
China	159	132	—	291
France	—	462	—	462
Germany	—	449	—	449

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

Hong Kong	—	235	—	235
India	148	—	—	148
Japan	—	704	—	704
Netherlands	—	305	—	305
South Korea	—	240	—	240
Switzerland	—	585	—	585
United Kingdom	—	1,040	—	1,040
United States	—	87	—	87

Total Common Stocks	511	4,239	—	4,750

Total Investments in Securities	$511	$4,239	$—	$4,750

There were no transfers among any levels during the period ended July 31, 2014.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.4%
	Australia — 2.1%
1,861	Australia & New Zealand Banking Group Ltd.	58,109
4,530	Goodman Group (m)	22,208

		80,317

	Belgium — 2.4%
360	KBC Groep N.V. (a)	19,510
449	Solvay S.A.	72,421

		91,931

	Canada — 1.1%
1,811	First Quantum Minerals Ltd.	42,959

	China — 0.9%
51,208	Industrial & Commercial Bank of China Ltd., Class H	34,925

	Denmark — 1.0%
1,331	Danske Bank A/S	38,459

	Finland — 0.9%
2,192	UPM-Kymmene OYJ	35,728

	France — 12.9%
2,098	AXA S.A.	48,203
1,105	BNP Paribas S.A.	73,300
388	Bouygues S.A.	15,282
960	Cie de St-Gobain	46,709
502	Electricite de France S.A.	16,203
2,875	GDF Suez	74,129
637	Lafarge S.A.	49,592
317	Publicis Groupe S.A.	22,990
490	Renault S.A.	40,928
614	Schneider Electric SE	52,049
447	Sodexo	44,459
992	Suez Environnement Co.	18,507

		502,351

	Germany — 5.5%
218	BASF SE	22,562
639	Bayer AG	84,258
557	Daimler AG	45,997
540	Deutsche Bank AG	18,459
1,617	Deutsche Telekom AG	26,245
434	Metro AG (a)	15,646

		213,167

	Hong Kong — 2.2%
9,248	China Overseas Land & Investment Ltd.	28,121
3,066	Hutchison Whampoa Ltd.	41,592
2,176	Wharf Holdings Ltd.	17,343

		87,056

	Ireland — 0.6%
460	Ryanair Holdings plc, ADR (a)	24,389

	Italy — 4.0%
1,641	Assicurazioni Generali S.p.A.	34,248
8,910	Enel S.p.A.	50,724
1,824	Eni S.p.A.	46,405
2,884	Unione di Banche Italiane S.c.p.A.	23,742

		155,119

	Japan — 23.5%
1,264	Bridgestone Corp.	45,629
2,056	Daiwa House Industry Co., Ltd.	41,735
10,127	Hitachi Ltd.	78,492
726	Japan Airlines Co., Ltd.	40,075
1,634	Japan Tobacco, Inc. (m)	57,467
8,195	Kawasaki Heavy Industries Ltd.	31,879
997	KDDI Corp.	57,299
1,385	Mitsubishi Estate Co., Ltd.	33,868
18,060	Mitsubishi UFJ Financial Group, Inc.	106,505
2,935	Mitsui & Co., Ltd.	47,076
859	Mitsui Fudosan Co., Ltd.	28,367
1,034	NH Foods Ltd.	21,167
6,033	Nomura Holdings, Inc.	38,088
2,367	ORIX Corp.	38,255
4,001	Ricoh Co., Ltd.	45,806
1,170	Seven & I Holdings Co., Ltd.	48,703
947	Sumitomo Mitsui Financial Group, Inc.	38,621
1,583	Toyota Motor Corp.	93,449
1,176	Yamato Holdings Co., Ltd.	24,493

		916,974

	Netherlands — 6.0%
3,612	ING Groep N.V., CVA (a)	46,911
14,212	Koninklijke KPN N.V. (a)	45,446
3,441	Royal Dutch Shell plc, Class A	141,470

		233,827

	Norway — 2.1%
1,407	DNB ASA	24,930
5,189	Norsk Hydro ASA	30,765
903	Statoil ASA	25,807

		81,502

	Russia — 0.5%
1,037	MMC Norilsk Nickel OJSC, ADR	20,288

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	South Korea — 1.6%
585	KT Corp.	18,873
35	Samsung Electronics Co., Ltd.	45,338

		64,211

	Spain — 2.1%
4,655	CaixaBank S.A.	27,994
2,087	Repsol S.A.	52,040

		80,034

	Sweden — 1.2%
1,910	Electrolux AB, Series B	47,374

	Switzerland — 5.3%
873	Novartis AG	75,946
210	Roche Holding AG	61,069
419	Wolseley plc	21,832
165	Zurich Insurance Group AG (a)	47,902

		206,749

	Taiwan — 0.5%
1,736	Asustek Computer, Inc.	18,345

	Turkey — 0.7%
6,498	Turkiye Garanti Bankasi A.S.	26,760

	United Kingdom — 18.3%
741	AstraZeneca plc	54,109
13,400	Barclays plc	50,796
3,577	BG Group plc	70,534
6,963	BP plc (m)	56,706
573	British American Tobacco plc	33,581
9,583	HSBC Holdings plc	102,740
815	InterContinental Hotels Group plc	33,060
2,635	Kingfisher plc	13,311
2,995	Prudential plc	68,834
1,409	Rio Tinto plc	80,509
861	SABMiller plc	46,901
1,145	Tullow Oil plc	14,044
26,019	Vodafone Group plc	86,647

		711,772

	Total Common Stocks (Cost $3,286,400)	3,714,237

Preferred Stock — 0.8%
	Germany — 0.8%
345	Porsche Automobil Holding SE (Cost $37,454)	32,245

Short-Term Investment — 3.1%
	Investment Company — 3.1%
119,109	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l)(m) (Cost $119,109)	119,109

	Total Investments — 99.3% (Cost $3,442,963)	3,865,591
	Other Assets in Excess of Liabilities — 0.7%	28,156

	NET ASSETS — 100.0%	$3,893,747

Percentages indicated are based on net assets.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	16.2%
Oil, Gas & Consumable Fuels	10.5
Pharmaceuticals	7.1
Automobiles	5.5
Insurance	5.2
Metals & Mining	4.5
Real Estate Management & Development	3.9
Wireless Telecommunication Services	3.7
Chemicals	2.5
Multi-Utilities	2.4
Tobacco	2.4
Diversified Telecommunication Services	2.3
Diversified Financial Services	2.2
Electronic Equipment, Instruments & Components	2.0
Hotels, Restaurants & Leisure	2.0
Trading Companies & Distributors	1.8
Electric Utilities	1.7
Airlines	1.7
Food & Staples Retailing	1.7
Technology Hardware, Storage & Peripherals	1.7
Capital Markets	1.5
Electrical Equipment	1.3
Construction Materials	1.3
Household Durables	1.2
Beverages	1.2
Building Products	1.2
Auto Components	1.2
Semiconductors & Semiconductor Equipment	1.2
Industrial Conglomerates	1.1
Others (each less than 1.0%)	4.7
Short-Term Investment	3.1

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JULY 31, 2014		NET UNREALIZED APPRECIATION (DEPRECIATION)
29,507	CHF
19,659	for GBP	State Street Corp.	08/28/14	$33,184	#	$32,475	#	$(709)#
17,068	EUR
13,851	for GBP	Credit Suisse International	08/28/14	23,380	#	22,857	#	(523)#
20,935	EUR
174,460	for NOK	Goldman Sachs International	08/28/14	27,728	#	28,036	#	308 #
242,563	AUD	Australia and New Zealand Banking Group Limited	08/28/14	222,982		225,030		2,048
17,866	CHF	Deutsche Bank AG	08/28/14	19,942		19,663		(279)
7,498	CHF	Royal Bank of Canada	08/28/14	8,388		8,253		(135)
9,941	CHF	State Street Corp.	08/28/14	11,142		10,941		(201)
25,524	CHF	Union Bank of Switzerland AG	08/28/14	28,137		28,092		(45)
9,234	CHF	Westpac Banking Corp.	08/28/14	10,330		10,163		(167)
8,701	EUR	Citibank, N.A.	08/28/14	11,789		11,652		(137)
6,743	EUR	Commonwealth Bank of Australia	08/28/14	9,093		9,030		(63)
7,009	EUR	Deutsche Bank AG	08/28/14	9,482		9,387		(95)
9,262	EUR	Goldman Sachs International	08/28/14	12,565		12,403		(162)
9,849	EUR	Morgan Stanley	08/28/14	13,344		13,189		(155)
6,929	EUR	National Australia Bank	08/28/14	9,440		9,279		(161)
21,114	EUR	Royal Bank of Canada	08/28/14	28,665		28,275		(390)
5,789	EUR	State Street Corp.	08/28/14	7,892		7,752		(140)
8,232	EUR	Union Bank of Switzerland AG	08/28/14	11,140		11,023		(117)
12,632	EUR	Westpac Banking Corp.	08/28/14	17,314		16,917		(397)
20,908	GBP	Citibank, N.A.	08/28/14	35,263		35,292		29
32,984	GBP	Deutsche Bank AG	08/28/14	55,601		55,676		75
19,614	GBP	State Street Corp.	08/28/14	33,327		33,107		(220)
74,515	HKD	Deutsche Bank AG	08/28/14	9,613		9,615		2
142,027	HKD	Royal Bank of Canada	08/28/14	18,325		18,327		2
1,914,222	JPY	Citibank, N.A.	08/28/14	18,860		18,612		(248)
801,791	JPY	Credit Suisse International	08/28/14	7,845		7,796		(49)
1,181,101	JPY	HSBC Bank, N.A.	08/28/14	11,595		11,484		(111)
666,815	JPY	State Street Corp.	08/28/14	6,543		6,483		(60)
103,415	SEK	Goldman Sachs International	08/28/14	15,099		14,990		(109)
253,220	SEK	State Street Corp.	08/28/14	38,474		36,704		(1,770)
71,353	SGD	Deutsche Bank AG	08/28/14	57,016		57,197		181
				$823,498		$819,700		$(3,798)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JULY 31, 2014		NET UNREALIZED APPRECIATION (DEPRECIATION)
11,491	AUD	Deutsche Bank AG	08/28/14	$10,793		$10,660		$133
14,227	CAD	HSBC Bank, N.A.	08/28/14	13,014		13,040		(26)
12,344	CAD	Royal Bank of Canada	08/28/14	11,551		11,315		236
29,698	CHF	Barclays Bank plc	08/28/14	33,293		32,684		609
8,886	CHF	Citibank, N.A.	08/28/14	9,960		9,780		180
9,092	CHF	Morgan Stanley	08/28/14	10,157		10,007		150
18,265	CHF	Royal Bank of Canada	08/28/14	20,488		20,102		386
8,840	EUR	Citibank, N.A.	08/28/14	12,090		11,838		252
11,070	EUR	Credit Suisse International	08/28/14	15,119		14,824		295
19,503	EUR	Goldman Sachs International	08/28/14	26,553		26,117		436
10,798	EUR	HSBC Bank, N.A.	08/28/14	14,617		14,461		156

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
126,363	EUR	Union Bank of Switzerland AG	08/28/14	$172,902	$169,220	$3,682
6,678	GBP	Goldman Sachs International	08/28/14	11,162	11,272	(110)
13,695	GBP	State Street Corp.	08/28/14	23,099	23,117	(18)
116,072	HKD	Barclays Bank plc	08/28/14	14,977	14,977	— (h)
152,170	HKD	Deutsche Bank AG	08/28/14	19,633	19,636	(3)
3,496,947	JPY	Citibank, N.A.	08/28/14	34,193	34,001	192
4,452,084	JPY	Deutsche Bank AG	08/28/14	43,784	43,287	497
1,077,966	JPY	Goldman Sachs International	08/28/14	10,624	10,481	143
1,609,958	JPY	HSBC Bank, N.A.	08/28/14	15,911	15,653	258
2,648,776	JPY	Royal Bank of Canada	08/28/14	25,970	25,754	216
7,424,808	JPY	State Street Corp.	08/28/14	73,136	72,191	945
56,240	NOK	Citibank, N.A.	08/28/14	9,344	8,939	405
				$632,370	$623,356	$9,014

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at July 31, 2014 of the currency being sold, and the value at July 31, 2014 is the U.S. dollar market value of the currency being purchased.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand dollars.
(l)	—	The rate shown is the current yield as of July 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $3,679,134,000 and 95.2%, respectively.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$506,132
Aggregate gross unrealized depreciation	(83,504)

Net unrealized appreciation/depreciation	$422,628

Federal income tax cost of investments	$3,442,963

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$80,317	$—	$80,317
Belgium	—	91,931	—	91,931
Canada	42,959	—	—	42,959
China	—	34,925	—	34,925
Denmark	—	38,459	—	38,459
Finland	—	35,728	—	35,728
France	—	502,351	—	502,351
Germany	—	213,167	—	213,167
Hong Kong	—	87,056	—	87,056
Ireland	24,389	—	—	24,389
Italy	—	155,119	—	155,119
Japan	—	916,974	—	916,974
Netherlands	—	233,827	—	233,827
Norway	—	81,502	—	81,502
Russia	—	20,288	—	20,288
South Korea	—	64,211	—	64,211
Spain	—	80,034	—	80,034
Sweden	—	47,374	—	47,374
Switzerland	—	206,749	—	206,749
Taiwan	—	18,345	—	18,345
Turkey	—	26,760	—	26,760
United Kingdom	—	711,772	—	711,772

Total Common Stocks	67,348	3,646,889	—	3,714,237

Preferred Stocks
Germany	—	32,245	—	32,245
Short-Term Investment
Investment Company	119,109	—	—	119,109

Total Investments in Securities	$186,457	$3,679,134	$—	$3,865,591

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

Appreciation in Other Financial Instruments

Forward Foreign Currency Exchange Contracts	$—	$11,816	$—	$11,816

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(6,600)	$—	$(6,600)

There were no transfers among any levels during the period ended July 31, 2014.

1. Derivatives — The Fund uses instruments including forward foreign currency exchange contracts in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Note (a) below describes the derivatives used by the Fund.

(a). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.7%
	Australia — 1.8%
1,272	Goodman Group (m)	6,236

	Belgium — 7.4%
98	KBC Groep N.V. (a)	5,339
126	Solvay S.A.	20,358

		25,697

	Canada — 3.4%
501	First Quantum Minerals Ltd.	11,891

	Denmark — 3.1%
374	Danske Bank A/S	10,796

	Finland — 2.9%
615	UPM-Kymmene OYJ	10,029

	France — 17.5%
110	Bouygues S.A.	4,321
269	Cie de St-Gobain	13,111
179	Lafarge S.A.	13,920
137	Renault S.A.	11,405
126	Sodexo	12,479
278	Suez Environnement Co.	5,195

		60,431

	Germany — 5.0%
156	Daimler AG	12,834
122	Metro AG (a)	4,392

		17,226

	Hong Kong — 3.6%
2,544	China Overseas Land & Investment Ltd.	7,736
597	Wharf Holdings Ltd.	4,758

		12,494

	Italy — 4.8%
461	Assicurazioni Generali S.p.A.	9,613
826	Unione di Banche Italiane ScpA	6,804

		16,417

	Japan — 31.0%
355	Bridgestone Corp.	12,808
577	Daiwa House Industry Co., Ltd.	11,713
204	Japan Airlines Co., Ltd.	11,252
443	Japan Tobacco, Inc. (m)	15,572
2,300	Kawasaki Heavy Industries Ltd.	8,947
798	Mitsui & Co., Ltd.	12,796
239	Mitsui Fudosan Co., Ltd.	7,893
299	NH Foods Ltd.	6,121
1,123	Ricoh Co., Ltd.	12,856
330	Yamato Holdings Co., Ltd.	6,874

		106,832

	Norway — 2.0%
395	DNB ASA	6,994

	South Korea — 3.6%
9	Samsung Electronics Co., Ltd. (m)	12,277

	Spain — 2.3%
1,322	CaixaBank S.A.	7,947

	Sweden — 3.9%
536	Electrolux AB, Series B	13,302

	Taiwan — 1.5%
489	Asustek Computer, Inc.	5,167

	United Kingdom — 4.9%
716	Kingfisher plc	3,618
242	SABMiller plc	13,161

		16,779

	Total Common Stocks (Cost $305,149)	340,515

	Total Investments — 98.7% (Cost $305,149)	340,515
	Other Assets in Excess of Liabilities — 1.3%	4,325

	NET ASSETS — 100.0%	$344,840

Percentages indicated are based on net assets.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	11.1%
Real Estate Management & Development	9.4
Automobiles	7.1
Chemicals	6.0
Technology Hardware, Storage & Peripherals	5.3
Tobacco	4.6
Construction Materials	4.1
Household Durables	3.9
Beverages	3.9
Building Products	3.9
Auto Components	3.8
Trading Companies & Distributors	3.8
Hotels, Restaurants & Leisure	3.7
Semiconductors & Semiconductor Equipment	3.6
Metals & Mining	3.5
Airlines	3.3
Paper & Forest Products	2.9
Insurance	2.8
Machinery	2.6
Air Freight & Logistics	2.0
Real Estate Investment Trusts (REITs)	1.8
Food Products	1.8
Multi-Utilities	1.5
Food & Staples Retailing	1.3
Construction & Engineering	1.3
Specialty Retail	1.0

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $ 328,624,000 and 96.5%, respectively.

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,483
Aggregate gross unrealized depreciation	(6,117)

Net unrealized appreciation/depreciation	$35,366

Federal income tax cost of investments	$305,149

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$6,236	$—	$6,236
Belgium	—	25,697	—	25,697
Canada	11,891	—	—	11,891
Denmark	—	10,796	—	10,796
Finland	—	10,029	—	10,029
France	—	60,431	—	60,431
Germany	—	17,226	—	17,226
Hong Kong	—	12,494	—	12,494
Italy	—	16,417	—	16,417
Japan	—	106,832	—	106,832
Norway	—	6,994	—	6,994
South Korea	—	12,277	—	12,277
Spain	—	7,947	—	7,947
Sweden	—	13,302	—	13,302
Taiwan	—	5,167	—	5,167
United Kingdom	—	16,779	—	16,779

Total Common Stocks	11,891	328,624	—	340,515

Total Investments in Securities	$11,891	$328,624	$—	$340,515

There were no transfers between any levels during the period ended July 31, 2014.

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 93.7%
	Belgium — 2.3%
246	Anheuser-Busch InBev N.V.	26,594
47	Solvay S.A.	7,582

		34,176

	Denmark — 3.4%
6	AP Moeller - Maersk A/S, Class B	14,617
222	Novo Nordisk A/S, Class B	10,215
161	Pandora A/S	11,046
334	Vestas Wind Systems A/S (a)	15,078

		50,956

	Finland — 2.0%
2,499	Nokia OYJ	19,796
642	UPM-Kymmene OYJ	10,469

		30,265

	France — 13.9%
241	AXA S.A.	5,530
228	BNP Paribas S.A.	15,148
172	Cap Gemini S.A.	12,459
122	Cie Generale des Etablissements Michelin	13,348
337	Credit Agricole S.A.	4,561
660	GDF Suez	17,007
1,917	Natixis	12,384
1,723	Orange S.A.	26,981
996	Peugeot S.A. (a)	14,857
164	Renault S.A.	13,689
248	Sanofi	26,081
267	Societe Generale S.A.	13,392
231	Thales S.A.	13,133
298	Total S.A.	19,217

		207,787

	Germany — 10.9%
82	Allianz SE	13,578
89	Bayer AG	11,780
228	Bayerische Motoren Werke AG	27,133
50	Continental AG	10,783
87	Daimler AG	7,151
129	Deutsche Bank AG	4,398
113	Hannover Rueck SE	9,625
545	K+S AG	16,709
200	Merck KGaA	17,642
91	Muenchener Rueckversicherungs AG	19,277
498	Nordex SE (a)	9,048
515	ThyssenKrupp AG (a)	14,504

		161,628

SHARES	SECURITY DESCRIPTION	VALUE($)
	Ireland — 1.8%
2,450	Henderson Group plc	10,016
198	Shire plc	16,322

		26,338

	Italy — 1.4%
3,652	Enel S.p.A.	20,790

	Netherlands — 8.3%
1,033	Aegon N.V.	8,381
558	Delta Lloyd N.V.	12,887
964	ING Groep N.V., CVA (a)	12,517
3,270	PostNL N.V. (a)	16,318
1,513	Royal Dutch Shell plc, Class A	62,237
284	Unilever N.V., CVA	11,706

		124,046

	Norway — 3.3%
3,813	Norsk Hydro ASA	22,606
433	Statoil ASA	12,373
314	Yara International ASA	14,399

		49,378

	Spain — 6.7%
1,149	Acerinox S.A.	19,123
3,942	Bankia S.A. (a)	7,723
1,471	Gamesa Corp. Tecnologica S.A. (a)	18,416
32	Grifols S.A.	1,425
1,975	Iberdrola S.A.	14,694
667	Repsol S.A.	16,625
1,330	Telefonica S.A. (a)	21,674

		99,680

	Sweden — 2.6%
610	Electrolux AB, Series B	15,127
753	Swedbank AB, Class A	19,283
383	Telefonaktiebolaget LM Ericsson, Class B	4,774

		39,184

	Switzerland — 9.3%
3,512	Glencore plc (a)	21,224
861	Logitech International S.A.	12,629
333	Nestle S.A.	24,683
331	Novartis AG	28,805
100	Roche Holding AG	28,880
163	SFS Group AG (a)	12,194
43	Swiss Life Holding AG (a)	9,894

		138,309

	United Kingdom — 27.8%
403	Anglo American plc	10,815
674	Ashtead Group plc	10,107

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	United Kingdom — Continued
207	AstraZeneca plc	15,147
1,693	Aviva plc	14,326
993	Barratt Developments plc	5,826
443	BHP Billiton plc	15,121
4,539	BP plc	36,963
424	British American Tobacco plc	24,846
3,909	BT Group plc	25,594
1,119	Compass Group plc	18,241
816	Countrywide plc	7,161
997	Crest Nicholson Holdings plc	5,917
412	Foxtons Group plc	1,861
3,897	HSBC Holdings plc	41,776
913	Jupiter Fund Management plc	5,874
2,946	Legal & General Group plc	11,624
32,881	Lloyds Banking Group plc (a)	40,991
194	Next plc	22,106
423	Persimmon plc (a)	8,907
449	Prudential plc	10,322
224	Reckitt Benckiser Group plc	19,767
330	Rio Tinto plc	18,866
3,328	Royal Bank of Scotland Group plc (a)	19,835
31	Sports Direct International plc (a)	347
5,374	Taylor Wimpey plc	10,044
899	Tesco plc	3,902
1,187	TUI Travel plc	7,244

		413,530

	Total Common Stocks (Cost $1,343,565)	1,396,067

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 5.4%
	Investment Company — 5.4%
80,522	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $80,522)	80,522

	Total Investments — 99.1% (Cost $1,424,087)	1,476,589
	Other Assets in Excess of Liabilities — 0.9%	14,116

	NET ASSETS — 100.0%	$1,490,705

Percentages indicated are based on net assets.

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, July 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	11.9%
Pharmaceuticals	10.5
Oil, Gas & Consumable Fuels	10.0
Metals & Mining	8.3
Insurance	7.8
Diversified Telecommunication Services	5.0
Automobiles	4.3
Household Durables	3.1
Electrical Equipment	2.9
Chemicals	2.6
Food Products	2.5
Electric Utilities	2.4
Technology Hardware, Storage & Peripherals	2.2
Beverages	1.8
Hotels, Restaurants & Leisure	1.7
Tobacco	1.7
Auto Components	1.6
Multiline Retail	1.5
Capital Markets	1.4
Household Products	1.3
Multi-Utilities	1.2
Air Freight & Logistics	1.1
Marine	1.0
Others (each less than 1.0%)	6.7
Short-Term Investment	5.5

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT JULY 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,076	Euro STOXX 50 Index	09/19/14	$44,939	$(2,024)
161	FTSE 100 Index	09/19/14	18,164	(149)

				$(2,173)

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVA	—	Dutch Certification
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2014.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $1,396,067 and 94.5%, respectively.

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$83,003
Aggregate gross unrealized depreciation	(30,501)

Net unrealized appreciation/depreciation	$52,502

Federal income tax cost of investments	$1,424,087

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—	$34,176	$—	$34,176
Denmark	—	50,956	—	50,956
Finland	—	30,265	—	30,265
France	—	207,787	—	207,787
Germany	—	161,628	—	161,628
Ireland	—	26,338	—	26,338
Italy	—	20,790	—	20,790
Netherlands	—	124,046	—	124,046
Norway	14,399	34,979	—	49,378
Spain	—	99,680	—	99,680
Sweden	—	39,184	—	39,184
Switzerland	12,194	126,115	—	138,309
United Kingdom	13,078	400,452	—	413,530

Total Common Stocks	39,671	1,356,396	—	1,396,067

Short-Term Investment
Investment Company	80,522	—	—	80,522

Total Investments in Securities	$120,193	$1,356,396	$—	$1,476,589

Depreciation in Other Financial Instruments
Futures Contracts	$(2,173)	$—	$—	$(2,173)

There were no transfers among any levels during the period ended July 31, 2014.

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.5%
	Australia — 7.1%
717	Asciano Ltd.	3,980
368	Australia & New Zealand Banking Group Ltd.	11,501
381	Bank of Queensland Ltd.	4,402
408	Bendigo and Adelaide Bank Ltd.	4,795
571	BHP Billiton Ltd.	20,261
674	Challenger Ltd.	4,992
4,297	Fairfax Media Ltd.	3,382
372	Lend Lease Group	4,644
91	Macquarie Group Ltd.	4,875
266	National Australia Bank Ltd.	8,630
89	Wesfarmers Ltd.	3,624
580	Westfield Corp. (m)	4,032
356	Westpac Banking Corp.	11,310

		90,428

	Austria — 0.4%
152	ams AG	5,431

	Belgium — 1.5%
132	Anheuser-Busch InBev N.V.	14,217
174	bpost S.A.	4,373

		18,590

	Bermuda — 0.2%
26	Signet Jewelers Ltd.	2,676

	China — 0.4%
6,794	China Construction Bank Corp., Class H	5,198

	Denmark — 0.9%
108	Danske Bank A/S	3,129
60	Pandora A/S	4,118
473	TDC A/S	4,773

		12,020

	Finland — 2.2%
152	Elisa OYJ	4,366
619	Nokia OYJ	4,905
465	Outokumpu OYJ (a)	3,771
88	Sampo OYJ, Class A	4,359
441	Stora Enso OYJ, Class R	3,961
110	Tieto OYJ	2,934
247	UPM-Kymmene OYJ	4,029

		28,325

	France — 9.4%
77	Accor S.A.	3,731
387	Altran Technologies S.A	4,073
294	AXA S.A.	6,752
115	Bouygues S.A.	4,513
62	Cap Gemini S.A.	4,528
34	Casino Guichard Perrachon S.A.	4,109
85	Cie de St-Gobain	4,160
40	Cie Generale des Etablissements Michelin	4,372
328	Credit Agricole S.A.	4,438
77	Electricite de France S.A.	2,481
38	Gaztransport Et Technigaz S.A.	2,413
238	GDF Suez	6,142
50	Imerys S.A.	3,928
23	Kering	4,951
640	Natixis	4,134
51	Renault S.A.	4,292
127	SCOR SE	4,087
93	Societe Generale S.A.	4,687
520	Technicolor S.A. (a)	3,764
76	Teleperformance	5,309
61	Thales S.A.	3,492
290	Total S.A.	18,673
33	Valeo S.A.	3,981
91	Vinci S.A.	6,274

		119,284

	Germany — 7.5%
62	Allianz SE	10,388
115	BASF SE	11,892
140	Bayer AG	18,424
49	Bayerische Motoren Werke AG	5,891
23	Continental AG	5,017
138	Daimler AG	11,426
128	Deutsche Annington Immobilien SE	3,911
157	Deutsche Post AG	5,009
342	Deutsche Telekom AG	5,556
151	Freenet AG	3,982
21	Fresenius SE & Co. KGaA	3,170
55	Merck KGaA	4,829
63	Metro AG (a)	2,272
161	Nordex SE (a)	2,934

		94,701

	Hong Kong — 2.1%
314	Cheung Kong Holdings Ltd.	6,066
1,812	China Overseas Land & Investment Ltd.	5,510
433	Hutchison Whampoa Ltd.	5,874
622	Sands China Ltd.	4,564
367	Swire Pacific Ltd., Class A	4,725

		26,739

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	India — 0.3%
76	HDFC Bank Ltd., ADR	3,598

	Ireland — 2.1%
73	DCC plc	4,176
872	Greencore Group plc	3,892
885	Henderson Group plc	3,619
56	Ryanair Holdings plc, ADR (a)	2,951
99	Shire plc	8,126
186	Smurfit Kappa Group plc	4,029

		26,793

	Israel — 0.6%
147	Teva Pharmaceutical Industries Ltd., ADR	7,863

	Italy — 1.5%
1,238	Enel S.p.A.	7,047
1,720	Intesa Sanpaolo S.p.A.	5,109
3,016	Telecom Italia S.p.A. (a)	3,475
454	Unione di Banche Italiane ScpA	3,740

		19,371

	Japan — 19.5%
169	Asahi Group Holdings Ltd.	5,094
587	Asahi Kasei Corp.	4,639
402	Astellas Pharma, Inc.	5,450
704	Bank of Yokohama Ltd. (The) (m)	4,006
140	Bridgestone Corp.	5,063
253	Brother Industries Ltd.	4,525
190	Canon, Inc.	6,226
327	Casio Computer Co., Ltd. (m)	5,495
146	Century Tokyo Leasing Corp.	4,675
233	Daiwa House Industry Co., Ltd.	4,730
1,073	Fuji Electric Co., Ltd	5,533
168	FUJIFILM Holdings Corp.	4,787
755	Fukuoka Financial Group, Inc.	3,862
254	Hitachi Chemical Co., Ltd.	4,473
655	Hitachi Ltd.	5,077
382	ITOCHU Corp.	4,861
214	Japan Aviation Electronics Industry Ltd.	4,403
180	Japan Tobacco, Inc. (m)	6,337
1,694	Kawasaki Kisen Kaisha Ltd.	3,611
102	KDDI Corp.	5,875
116	Kose Corp.	4,825
589	Marubeni Corp.	4,139
292	Medipal Holdings Corp.	3,680
288	Mitsubishi Corp.	6,069
1,993	Mitsubishi UFJ Financial Group, Inc.	11,751
159	Mitsui Fudosan Co., Ltd.	5,251
152	NGK Spark Plug Co., Ltd.	4,544
228	NH Foods Ltd.	4,667
162	Nippon Paint Co., Ltd.	3,733
98	Nippon Telegraph & Telephone Corp.	6,481
219	Nissin Kogyo Co., Ltd.	3,948
87	Nitori Holdings Co., Ltd.	4,887
325	NSK Ltd.	4,572
98	Omron Corp.	4,324
408	ORIX Corp.	6,591
36	Ryohin Keikaku Co., Ltd.	4,345
59	Santen Pharmaceutical Co., Ltd.	3,472
112	Seiko Epson Corp.	4,807
352	Sekisui Chemical Co., Ltd.	4,221
168	Sohgo Security Services Co., Ltd.	3,805
212	Sumitomo Mitsui Financial Group, Inc.	8,646
867	Sumitomo Mitsui Trust Holdings, Inc.	3,773
312	T&D Holdings, Inc.	3,915
763	Taisei Corp.	4,303
261	Toyo Tire & Rubber Co., Ltd.	4,741
328	Toyota Motor Corp.	19,389
266	Yamaha Motor Co., Ltd.	4,405

		248,006

	Luxembourg — 0.3%
126	APERAM (a)	4,256

	Netherlands — 3.8%
649	Aegon N.V.	5,262
620	ING Groep N.V., CVA (a)	8,058
716	Royal Dutch Shell plc, Class B	30,851
274	USG People N.V.	3,779

		47,950

	Norway — 1.5%
213	DNB ASA	3,779
755	Norsk Hydro ASA	4,475
217	Statoil ASA	6,212
90	Yara International ASA	4,128

		18,594

	Portugal — 0.3%
768	EDP - Energias de Portugal S.A.	3,599

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	South Korea — 0.8%
16	Hyundai Motor Co.	3,722
5	Samsung Electronics Co., Ltd.	5,931

		9,653

	Spain — 2.2%
93	Amadeus IT Holding S.A., Class A	3,665
200	Ferrovial S.A.	4,189
149	Gas Natural SDG S.A.	4,567
110	Grifols S.A., ADR	4,043
731	Iberdrola S.A.	5,436
230	Repsol S.A.	5,744

		27,644

	Sweden — 2.4%
115	Boliden AB	1,870
266	Castellum AB	4,466
177	Electrolux AB, Series B	4,398
127	NCC AB, Class B	3,979
281	Securitas AB, Class B	3,267
80	Svenska Handelsbanken AB, Class A	3,863
183	Swedbank AB, Class A	4,683
216	Trelleborg AB, Class B	4,130

		30,656

	Switzerland — 10.5%
40	Actelion Ltd. (a)	4,858
204	Clariant AG (a)	3,799
213	Credit Suisse Group AG (a)	5,774
4	Galenica AG	3,962
6	Georg Fischer AG (a) (m)	3,817
1,783	Glencore plc (a)	10,772
43	Lonza Group AG (a)	4,735
214	Nestle S.A.	15,844
276	Novartis AG	24,051
213	OC Oerlikon Corp. AG (a)	2,873
87	Roche Holding AG	25,106
18	Straumann Holding AG	4,209
20	Swiss Life Holding AG (a)	4,600
61	Swiss Re AG (a)	5,213
416	UBS AG (a)	7,152
22	Zurich Insurance Group AG (a)	6,423

		133,188

	United Kingdom — 17.8%
682	3i Group plc	4,334
87	Associated British Foods plc	4,060
142	AstraZeneca plc (m)	10,349
665	Aviva plc	5,631
1,574	Barclays plc	5,966
635	Barratt Developments plc (m)	3,727
2,555	BP plc (m)	20,808
283	British American Tobacco plc	16,563
392	British Land Co. plc (The) (m)	4,641
346	Britvic plc	4,083
1,131	BT Group plc	7,406
339	BTG plc (a)	3,465
669	Carillion plc	3,765
848	Direct Line Insurance Group plc	4,068
455	Hammerson plc (m)	4,600
140	Hikma Pharmaceuticals plc	4,256
1,058	Home Retail Group plc	2,955
856	HSBC Holdings plc	9,180
174	Imperial Tobacco Group plc	7,514
470	Investec plc	4,066
1,598	ITV plc	5,609
278	John Wood Group plc	3,504
7,807	Lloyds Banking Group plc (a)	9,733
364	Northgate plc	3,027
181	Persimmon plc (a)	3,803
638	Premier Oil plc	3,456
436	Prudential plc (m)	10,028
235	Rio Tinto plc	13,406
280	Smith & Nephew plc (m)	4,821
278	St. James’s Place plc	3,395
332	Standard Chartered plc	6,893
191	Subsea 7 S.A.	3,198
1,917	Taylor Wimpey plc	3,584
141	Travis Perkins plc	3,969
325	Vesuvius plc	2,542
3,982	Vodafone Group plc	13,259

		225,664

	United States — 0.2%
78	Carnival plc	2,814

	Total Common Stocks (Cost $1,098,716)	1,213,041

Preferred Stocks — 0.8%
	Germany — 0.8%
43	Henkel AG & Co. KGaA	4,771
24	Volkswagen AG	5,553

		10,324

	Total Preferred Stocks (Cost $8,541)	10,324

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.6%
	Investment Company — 3.6%
45,782	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $45,782)	45,782

	Total Investments — 99.9% (Cost $1,153,039)	1,269,147
	Other Assets in Excess of Liabilities — 0.1%	1,208

	NET ASSETS — 100.0%	$1,270,355

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	11.9%
Pharmaceuticals	9.4
Oil, Gas & Consumable Fuels	6.9
Insurance	5.8
Metals & Mining	4.6
Automobiles	4.3
Real Estate Management & Development	3.1
Chemicals	2.6
Diversified Telecommunication Services	2.5
Auto Components	2.5
Tobacco	2.4
Capital Markets	2.3
Food Products	2.2
Construction & Engineering	2.1
Household Durables	2.0
Diversified Financial Services	1.9
Beverages	1.8
Wireless Telecommunication Services	1.8
Technology Hardware, Storage & Peripherals	1.6
Trading Companies & Distributors	1.5
Electronic Equipment, Instruments & Components	1.5
Electric Utilities	1.5
Machinery	1.4
IT Services	1.2
Real Estate Investment Trusts (REITs)	1.0
Media	1.0
Others (each less than 1.0%)	15.6
Short-Term Investment	3.6

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $1,204,910, 000 and 94.9% respectively.

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$134,766
Aggregate gross unrealized depreciation	(18,658)

Net unrealized appreciation/depreciation	$116,108

Federal income tax cost of investments	$1,153,039

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$4,032	$86,396	$—	$90,428
Austria	—	5,431	—	5,431
Belgium	4,373	14,217	—	18,590
Bermuda	—	2,676	—	2,676
China	—	5,198	—	5,198
Denmark	—	12,020	—	12,020
Finland	4,366	23,959	—	28,325
France	2,413	116,871	—	119,284
Germany	3,911	90,790	—	94,701
Hong Kong	—	26,739	—	26,739
India	3,598	—	—	3,598
Ireland	6,843	19,950	—	26,793
Israel	7,863	—	—	7,863
Italy	—	19,371	—	19,371
Japan	—	248,006	—	248,006
Luxembourg	—	4,256	—	4,256
Netherlands	—	47,950	—	47,950
Norway	4,128	14,466	—	18,594
Portugal	—	3,599	—	3,599
South Korea	—	9,653	—	9,653
Spain	4,043	23,601	—	27,644
Sweden	—	30,656	—	30,656
Switzerland	—	133,188	—	133,188
United Kingdom	3,198	222,466	—	225,664
United States	—	2,814	—	2,814

Total Common Stocks	$48,768	$1,164,273	$—	1,213,041

Preferred Stocks
Germany	—	10,324	—	10,324
Short-Term Investment
Investment Company	45,782	—	—	45,782

Total Investments in Securities	$94,550	$1,174,597	$—	$1,269,147

There were no transfers among any levels during the period ended July 31, 2014.

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 88.1%
	Argentina — 0.4%
15	YPF S.A., ADR	520

	Bermuda — 0.5%
39	Wilson Sons Ltd., BDR	596

	Brazil — 50.0%
816	AMBEV S.A., ADR	5,623
103	Arezzo Industria e Comercio S.A.	1,307
156	Arteris S.A.	1,210
432	Banco Bradesco S.A., ADR	6,607
189	BB Seguridade Participacoes S.A.	2,743
487	BM&FBovespa S.A.	2,595
61	Cielo S.A.	1,110
225	Embraer S.A.	2,144
138	Estacio Participacoes S.A.	1,716
113	Ez Tec Empreendimentos e Participacoes S.A.	1,117
118	Iochpe-Maxion S.A.	864
572	Itau Unibanco Holding S.A. (Preference Shares), ADR	8,816
71	Kroton Educacional S.A.	1,900
72	Linx S.A.	1,712
117	Localiza Rent a Car S.A.	1,880
69	Lojas Renner S.A.	2,092
155	LPS Brasil Consultoria de Imoveis S.A.	663
30	M. Dias Branco S.A.	1,238
85	Mills Estruturas e Servicos de Engenharia S.A.	881
23	Multiplan Empreendimentos Imobiliarios S.A.	542
390	Odontoprev S.A.	1,596
770	Petroleo Brasileiro S.A.	6,147
71	Souza Cruz S.A. (m)	656
73	Totvs S.A.	1,245
63	Transmissora Alianca de Energia Eletrica S.A.	575
75	Ultrapar Participacoes S.A.	1,717
80	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	1,313
48	Via Varejo S.A. (a)	504
91	WEG S.A.	1,105

		61,618

	Chile — 2.5%
4,504	CFR Pharmaceuticals S.A.	1,512
191	S.A.C.I. Falabella	1,514

		3,026

	Colombia — 0.5%
31	Pacific Rubiales Energy Corp.	584

	Mexico — 23.9%
859	Alfa S.A.B. de C.V., Class A	2,347
155	America Movil S.A.B. de C.V., Series L, ADR	3,663
218	Cemex S.A.B. de C.V., ADR (a)	2,738
1,258	Compartamos S.A.B. de C.V.	2,536
429	Concentradora Fibra Hotelera Mexicana S.A. de C.V. (m)	751
429	Fibra Uno Administracion S.A. de C.V. (m)	1,507
26	Fomento Economico Mexicano S.A.B. de C.V., ADR	2,452
112	Gruma S.A.B. de C.V., Class B (a)	1,229
291	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (a)	1,152
14	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	1,716
291	Grupo Financiero Banorte S.A.B. de C.V., Class O	1,933
320	Infraestructura Energetica Nova S.A.B. de C.V.	1,806
726	Mexichem S.A.B. de C.V.	2,904
160	Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	2,154
194	Qualitas Controladora S.A.B. de C.V.	526

		29,414

	Panama — 2.5%
20	Copa Holdings S.A., Class A	3,087

	Peru — 4.4%
24	Credicorp Ltd. (m)	3,575
48	Grana y Montero S.A., ADR	808
31	Intercorp Financial Services, Inc., Series INC	1,022

		5,405

	Spain — 1.5%
191	Cemex Latam Holdings S.A. (a)	1,886

	United States — 1.9%
43	First Cash Financial Services, Inc. (a)	2,404

	Total Common Stocks (Cost $92,038)	108,540

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — 7.0%
	Brazil — 7.0%
228	Alpargatas S.A.	1,075
143	Banco do Estado do Rio Grande do Sul S.A., Class B	730
32	Cia Brasileira de Distribuicao	1,538
103	Gerdau S.A.	604
483	Itausa — Investimentos Itau S.A.	2,022
464	Marcopolo S.A.	817
144	Petroleo Brasileiro S.A.	1,220
164	Suzano Papel e Celulose S.A.	635

		8,641

	Total Preferred Stocks (Cost $9,363)	8,641

Short-Term Investment — 4.5%
	Investment Company — 4.5%
5,560	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $5,560)	5,560

	Total Investments — 99.6% (Cost $106,961)	122,741
	Other Assets in Excess of Liabilities — 0.4%	528

	NET ASSETS — 100.0%	$123,269

Percentages indicated are based on net assets.

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	20.1%
Oil, Gas & Consumable Fuels	8.3
Beverages	6.6
Consumer Finance	4.0
Transportation Infrastructure	3.8
Construction Materials	3.8
Wireless Telecommunication Services	3.0
Diversified Consumer Services	2.9
Multiline Retail	2.9
Insurance	2.7
Airlines	2.5
Construction & Engineering	2.4
Software	2.4
Chemicals	2.4
Machinery	2.3
Diversified Financial Services	2.1
Food Products	2.0
Textiles, Apparel & Luxury Goods	1.9
Industrial Conglomerates	1.9
Real Estate Investment Trusts (REITs)	1.8
Aerospace & Defense	1.7
Road & Rail	1.5
Gas Utilities	1.5
Health Care Providers & Services	1.3
Food & Staples Retailing	1.3
Pharmaceuticals	1.2
Commercial Services & Supplies	1.1
Real Estate Management & Development	1.0
Others (each less than 1.0%)	5.1
Short-Term Investment	4.5

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

ADR	—	American Depositary Receipt
BDR	—	Brazilian Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,721
Aggregate gross unrealized depreciation	(4,941)

Net unrealized appreciation/depreciation	$15,780

Federal income tax cost of investments	$106,961

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$122,741	$—	$—	$122,741

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2014.

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 101.7% (j)
Common Stocks — 69.1%
	Consumer Discretionary — 4.4%
	Auto Components — 1.7%
1,188	BorgWarner, Inc.	73,953

	Textiles, Apparel & Luxury Goods — 2.7%
835	Michael Kors Holdings Ltd., (Hong Kong) (a)	68,036
330	Ralph Lauren Corp.	51,434

		119,470

	Total Consumer Discretionary	193,423

	Energy — 5.7%
	Energy Equipment & Services — 1.0%
429	Dril-Quip, Inc. (a)	43,230

	Oil, Gas & Consumable Fuels — 4.7%
528	Concho Resources, Inc. (a)	74,343
682	Phillips 66	55,317
1,321	Plains All American Pipeline LP	75,759

		205,419

	Total Energy	248,649

	Financials — 6.9%
	Banks — 1.7%
627	Signature Bank (a)	71,722

	Capital Markets — 4.4%
349	Affiliated Managers Group, Inc. (a)	69,538
870	Lazard Ltd., (Bermuda), Class A	45,501
2,387	TD Ameritrade Holding Corp.	76,671

		191,710

	Real Estate Management & Development — 0.8%
1,170	CBRE Group, Inc., Class A (a)	36,083

	Total Financials	299,515

	Health Care — 22.6%
	Biotechnology — 2.1%
989	Aegerion Pharmaceuticals, Inc. (a)	33,240
2,000	Arrowhead Research Corp. (a)	25,300
3,390	Halozyme Therapeutics, Inc. (a)	33,019

		91,559

	Health Care Equipment & Supplies — 4.8%
5,155	Novadaq Technologies, Inc., (Canada) (a)	79,078
4,470	Syneron Medical Ltd., (Israel) (a)	45,147
33,723	Unilife Corp. (a)	84,982

		209,207

	Health Care Providers & Services — 7.4%
1,747	Acadia Healthcare Co., Inc. (a)	83,262
2,369	Brookdale Senior Living, Inc. (a)	82,086
2,365	Envision Healthcare Holdings, Inc. (a)	84,548
615	Humana, Inc.	72,355

		322,251

	Health Care Technology — 1.5%
2,700	Veeva Systems, Inc., Class A (a)	64,260

	Life Sciences Tools & Services — 4.3%
1,938	Bruker Corp. (a)	44,051
2,507	Fluidigm Corp. (a)	71,775
450	Illumina, Inc. (a)	71,960

		187,786

	Pharmaceuticals — 2.5%
1,863	Nektar Therapeutics (a)	19,654
787	Valeant Pharmaceuticals International, Inc. (a)	92,386

		112,040

	Total Health Care	987,103

	Industrials — 13.5%
	Air Freight & Logistics — 1.4%
1,930	XPO Logistics, Inc. (a)	59,618

	Airlines — 1.0%
680	Spirit Airlines, Inc. (a)	44,486

	Building Products — 1.4%
1,618	Fortune Brands Home & Security, Inc.	61,144

	Electrical Equipment — 1.6%
632	Acuity Brands, Inc.	67,795

	Industrial Conglomerates — 1.6%
891	Carlisle Cos., Inc.	71,298

	Machinery — 3.7%
1,177	Flowserve Corp.	87,145
972	Pall Corp.	75,301

		162,446

	Marine — 1.8%
665	Kirby Corp. (a)	77,446

	Trading Companies & Distributors — 1.0%
1,680	HD Supply Holdings, Inc. (a)	42,705

	Total Industrials	586,938

	Information Technology — 12.7%
	Internet Software & Services — 4.1%
750	Cornerstone OnDemand, Inc. (a)	31,380

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Internet Software & Services — Continued
257	Google, Inc., Class C (a)	146,901

		178,281

	IT Services — 1.7%
284	Alliance Data Systems Corp. (a)	74,490

	Semiconductors & Semiconductor Equipment — 1.1%
1,089	ARM Holdings plc, (United Kingdom), ADR	46,566

	Software — 5.8%
1,550	Adobe Systems, Inc. (a)	107,120
1,390	Autodesk, Inc. (a)	74,157
1,559	Splunk, Inc. (a)	73,304

		254,581

	Total Information Technology	553,918

	Materials — 3.3%
	Chemicals — 3.3%
350	PPG Industries, Inc.	69,426
360	Sherwin-Williams Co. (The)	74,243

	Total Materials	143,669

	Total Common Stocks (Cost $2,675,178)	3,013,215

Short-Term Investment — 32.6%
	Investment Company — 32.6%
1,418,722	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $1,418,722)	1,418,722

	Total Investments — 101.7% (Cost $4,093,900)	4,431,937
	Liabilities in Excess of Other Assets — (1.7)%	(73,382)

	NET ASSETS — 100.0%	$4,358,555

Short Positions — 24.6%
Common Stocks — 24.6%
	Consumer Discretionary — 0.7%
	Hotels, Restaurants & Leisure — 0.7%
1,485	Pinnacle Entertainment, Inc. (a)	32,373

	Energy — 1.0%
	Energy Equipment & Services — 1.0%
530	National Oilwell Varco, Inc.	42,951

	Financials — 2.6%
	Capital Markets — 2.6%
1,463	Franklin Resources, Inc.	79,221
410	T. Rowe Price Group, Inc.	31,841

	Total Financials	111,062

	Health Care — 9.4%
	Biotechnology — 2.7%
720	Agios Pharmaceuticals, Inc. (a)	29,016
468	Alnylam Pharmaceuticals, Inc. (a)	25,295
757	Bluebird Bio, Inc. (a)	25,284
1,569	Genomic Health, Inc. (a)	39,978

		119,573

	Health Care Equipment & Supplies — 2.4%
1,079	ABIOMED, Inc. (a)	27,623
495	HeartWare International, Inc. (a)	41,684
559	St. Jude Medical, Inc.	36,441

		105,748

	Health Care Providers & Services — 1.3%
1,197	Community Health Systems, Inc. (a)	57,097

	Life Sciences Tools & Services — 3.0%
5,454	Affymetrix, Inc. (a)	46,904
2,052	Luminex Corp. (a)	37,346
1,825	QIAGEN N.V., (Netherlands) (a)	44,585

		128,835

	Total Health Care	411,253

	Industrials — 7.5%
	Building Products — 0.5%
1,100	Masco Corp.	22,880

	Commercial Services & Supplies — 0.7%
880	ADT Corp. (The)	30,624

	Machinery — 5.3%
554	Deere & Co.	47,151
2,493	Harsco Corp.	62,998
370	Joy Global, Inc.	21,926
905	Kennametal, Inc.	38,264
200	SPX Corp.	19,826
2,549	Titan International, Inc.	38,031

		228,196

	Trading Companies & Distributors — 1.0%
968	Fastenal Co.	42,931

	Total Industrials	324,631

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Information Technology — 3.4%
	IT Services — 1.6%
352	International Business Machines Corp.	67,468

	Software — 1.8%
2,460	ACI Worldwide, Inc. (a)	46,100
850	Oracle Corp.	34,332

		80,432

	Total Information Technology	147,900

	Total Securities Sold Short (Proceeds $1,020,410)	$1,070,170

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of July 31, 2014.

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$420,453
Aggregate gross unrealized depreciation	(82,416)

Net unrealized appreciation/depreciation	$338,037

Federal income tax cost of investments	$4,093,900

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,431,937	$—	$—	$4,431,937
Total Liabilities for Securities Sold Short (a)	$(1,070,170)	$—	$—	$(1,070,170)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2014.

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — 99.0% (j)
Common Stocks — 98.3%
		Consumer Discretionary — 14.3%
		Auto Components — 0.8%
2		Magna International, Inc., (Canada)	246
6		TRW Automotive Holdings Corp. (a)	607

			853

		Automobiles — 0.6%
21		General Motors Co.	723

		Hotels, Restaurants & Leisure — 1.4%
3		Dunkin’ Brands Group, Inc.	146
11		Royal Caribbean Cruises Ltd.	648
6		Starbucks Corp.	441
2		Starwood Hotels & Resorts Worldwide, Inc.	143
4		Yum! Brands, Inc.	248

			1,626

		Household Durables — 1.0%
6		Harman International Industries, Inc.	681
23		PulteGroup, Inc.	405

			1,086

		Internet & Catalog Retail — 0.8%
2		Amazon.com, Inc. (a)	516
—	(h)	Priceline Group, Inc. (The) (a)	348

			864

		Media — 6.8%
3		CBS Corp. (Non-Voting), Class B	190
3		Charter Communications, Inc., Class A (a)	490
22		Comcast Corp., Class A	1,181
12		DISH Network Corp., Class A (a)	770
3		Time Warner Cable, Inc.	460
48		Time Warner, Inc.	4,020
21		Twenty-First Century Fox, Inc., Class B	661

			7,772

		Multiline Retail — 0.1%
3		Dollar General Corp. (a)	166

		Specialty Retail — 2.3%
—	(h)	AutoZone, Inc. (a)	222
11		Home Depot, Inc. (The)	910
16		Lowe’s Cos., Inc.	751
13		TJX Cos., Inc. (The)	701

			2,584

		Textiles, Apparel & Luxury Goods — 0.5%
9		V.F. Corp.	575

		Total Consumer Discretionary	16,249

SHARES	SECURITY DESCRIPTION	VALUE($)
	Consumer Staples — 8.0%
	Beverages — 2.8%
26	Coca-Cola Co. (The)	1,023
12	Coca-Cola Enterprises, Inc.	559
12	Constellation Brands, Inc., Class A (a)	981
11	Dr. Pepper Snapple Group, Inc.	661

		3,224

	Food & Staples Retailing — 1.0%
5	Costco Wholesale Corp.	573
8	CVS Caremark Corp.	618

		1,191

	Food Products — 2.0%
21	Archer-Daniels-Midland Co.	958
3	Kellogg Co.	183
32	Mondelez International, Inc., Class A	1,156

		2,297

	Household Products — 1.4%
21	Procter & Gamble Co. (The)	1,591

	Tobacco — 0.8%
10	Philip Morris International, Inc.	860

	Total Consumer Staples	9,163

	Energy — 3.1%
	Energy Equipment & Services — 1.0%
11	Schlumberger Ltd.	1,191

	Oil, Gas & Consumable Fuels — 2.1%
4	Cheniere Energy, Inc. (a)	318
3	Chevron Corp.	351
3	Hess Corp.	332
11	Marathon Oil Corp.	422
8	Occidental Petroleum Corp.	821
2	Valero Energy Corp.	119

		2,363

	Total Energy	3,554

	Financials — 20.3%
	Banks — 3.5%
57	Bank of America Corp.	867
22	BB&T Corp.	813
17	Citigroup, Inc.	807
5	PNC Financial Services Group, Inc. (The)	406
22	Wells Fargo & Co.	1,122

		4,015

	Capital Markets — 3.7%
15	Charles Schwab Corp. (The)	424
4	Goldman Sachs Group, Inc. (The)	714

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Capital Markets — continued
23	Invesco Ltd.	882
42	Morgan Stanley	1,372
11	State Street Corp.	786

		4,178

	Consumer Finance — 0.4%
18	Ally Financial, Inc. (a)	413

	Diversified Financial Services — 0.3%
1	Intercontinental Exchange, Inc.	286

	Insurance — 5.9%
20	ACE Ltd., (Switzerland)	2,001
9	Aflac, Inc.	535
14	Axis Capital Holdings Ltd., (Bermuda)	625
26	Hartford Financial Services Group, Inc. (The)	899
5	Marsh & McLennan Cos., Inc.	253
22	MetLife, Inc.	1,142
7	Prudential Financial, Inc.	642
11	Willis Group Holdings plc, (United Kingdom)	442
7	XL Group plc, (Ireland)	211

		6,750

	Real Estate Investment Trusts (REITs) — 6.5%
7	AvalonBay Communities, Inc.	992
3	Boston Properties, Inc.	327
14	Brixmor Property Group, Inc.	319
28	DDR Corp.	495
48	DiamondRock Hospitality Co.	591
13	Duke Realty Corp.	233
11	Extra Space Storage, Inc.	553
19	General Growth Properties, Inc.	455
9	Healthcare Realty Trust, Inc.	223
12	Highwoods Properties, Inc.	489
33	Host Hotels & Resorts, Inc.	726
3	Kilroy Realty Corp.	179
14	Liberty Property Trust	478
9	Mid-America Apartment Communities, Inc.	600
11	Prologis, Inc.	453
24	Sunstone Hotel Investors, Inc.	336

		7,449

	Total Financials	23,091

	Health Care — 11.5%
	Biotechnology — 2.6%
3	Alexion Pharmaceuticals, Inc. (a)	533

SHARES	SECURITY DESCRIPTION	VALUE($)
	Biotechnology — continued
3	Biogen Idec, Inc. (a)	1,141
10	Celgene Corp. (a)	847
5	Vertex Pharmaceuticals, Inc. (a)	462

		2,983

	Health Care Equipment & Supplies — 1.8%
63	Boston Scientific Corp. (a)	800
5	CareFusion Corp. (a)	239
13	Stryker Corp.	1,072

		2,111

	Health Care Providers & Services — 2.9%
5	Aetna, Inc.	380
9	Humana, Inc.	1,039
4	McKesson Corp.	762
13	UnitedHealth Group, Inc.	1,090

		3,271

	Health Care Technology — 0.3%
6	Cerner Corp. (a)	343

	Pharmaceuticals — 3.9%
33	Bristol-Myers Squibb Co.	1,694
27	Johnson & Johnson	2,702

		4,396

	Total Health Care	13,104

	Industrials — 12.3%
	Aerospace & Defense — 3.0%
18	Honeywell International, Inc.	1,611
4	L-3 Communications Holdings, Inc.	387
13	United Technologies Corp.	1,384

		3,382

	Airlines — 1.3%
17	Delta Air Lines, Inc.	619
18	United Continental Holdings, Inc. (a)	828

		1,447

	Building Products — 0.2%
13	Masco Corp.	261

	Construction & Engineering — 1.7%
28	Fluor Corp.	2,006

	Electrical Equipment — 2.0%
16	Eaton Corp. plc	1,115
19	Emerson Electric Co.	1,191

		2,306

	Machinery — 1.1%
14	PACCAR, Inc.	846

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Machinery — continued
4	SPX Corp.	390

		1,236

	Road & Rail — 3.0%
6	Canadian Pacific Railway Ltd., (Canada)	1,051
30	CSX Corp.	899
3	Norfolk Southern Corp.	289
12	Union Pacific Corp.	1,142

		3,381

	Total Industrials	14,019

	Information Technology — 17.0%
	Communications Equipment — 0.9%
14	QUALCOMM, Inc.	1,033

	Internet Software & Services — 4.1%
11	eBay, Inc. (a)	593
2	Facebook, Inc., Class A (a)	174
3	Google, Inc., Class A (a)	1,918
3	Google, Inc., Class C (a)	1,955

		4,640

	IT Services — 2.3%
11	Accenture plc, (Ireland), Class A	899
2	Alliance Data Systems Corp. (a)	553
9	Cognizant Technology Solutions Corp., Class A (a)	443
6	Fidelity National Information Services, Inc.	350
2	Visa, Inc., Class A	365

		2,610

	Semiconductors & Semiconductor Equipment — 7.4%
10	Applied Materials, Inc.	208
3	ASML Holding N.V., (Netherlands)	284
23	Avago Technologies Ltd., (Singapore)	1,621
34	Broadcom Corp., Class A	1,285
36	Freescale Semiconductor Ltd. (a)	726
17	KLA-Tencor Corp.	1,190
22	Lam Research Corp.	1,535
20	Marvell Technology Group Ltd., (Bermuda)	268
7	Micron Technology, Inc. (a)	208
24	Teradyne, Inc.	436
16	Xilinx, Inc.	670

		8,431

	Software — 2.2%
15	Adobe Systems, Inc. (a)	1,046
6	Citrix Systems, Inc. (a)	379

SHARES	SECURITY DESCRIPTION	VALUE($)
	Software — continued
10	Microsoft Corp.	448
7	VMware, Inc., Class A (a)	685

		2,558

	Technology Hardware, Storage & Peripherals — 0.1%
2	Apple, Inc.	147

	Total Information Technology	19,419

	Materials — 5.6%
	Chemicals — 2.1%
11	Axiall Corp.	485
16	Dow Chemical Co. (The)	832
6	Monsanto Co.	729
8	Mosaic Co. (The)	349

		2,395

	Construction Materials — 0.3%
2	Martin Marietta Materials, Inc.	270

	Containers & Packaging — 0.2%
6	Crown Holdings, Inc. (a)	265

	Metals & Mining — 3.0%
102	Alcoa, Inc.	1,674
58	Alumina Ltd., (Australia), ADR (a)	337
23	Freeport-McMoRan, Inc.	868
17	United States Steel Corp.	561

		3,440

	Total Materials	6,370

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 1.0%
22	Verizon Communications, Inc.	1,085

	Utilities — 5.2%
	Electric Utilities — 2.6%
4	American Electric Power Co., Inc.	222
19	Edison International	1,029
7	Entergy Corp.	540
14	Exelon Corp.	445
8	NextEra Energy, Inc.	704

		2,940

	Multi-Utilities — 2.6%
36	CMS Energy Corp.	1,040
12	Dominion Resources, Inc.	791
15	NiSource, Inc.	553
2	Sempra Energy	182

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
		Multi-Utilities — continued
10		Wisconsin Energy Corp.	447

			3,013

		Total Utilities	5,953

		Total Common Stocks (Cost $90,518)	112,007

Short-Term Investment — 0.7%
		Investment Company—0.7%
802		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $802)	802

		Total Investments — 99.0% (Cost $91,320)	112,809
		Other Assets in Excess of Liabilities — 1.0%	1,109

		NET ASSETS — 100.0%	$113,918

Short Positions — 74.7%
Common Stocks — 74.7%
		Consumer Discretionary — 9.5%
		Auto Components — 0.6%
11		BorgWarner, Inc.	657

		Diversified Consumer Services — 0.1%
—	(h)	Graham Holdings Co., Class B	144

		Hotels, Restaurants & Leisure — 2.1%
6		Carnival Corp.	204
9		Choice Hotels International, Inc.	403
8		Darden Restaurants, Inc.	377
23		Hilton Worldwide Holdings, Inc. (a)	556
6		Marriott International, Inc., Class A	385
9		Tim Hortons, Inc., (Canada)	498

			2,423

		Internet & Catalog Retail — 1.3%
56		Groupon, Inc. (a)	364
3		Netflix, Inc. (a)	1,125

			1,489

		Leisure Products — 0.4%
10		Hasbro, Inc.	491

		Media — 3.1%
15		AMC Networks, Inc., Class A (a)	904
8		Discovery Communications, Inc., Class A (a)	677
23		Interpublic Group of Cos., Inc. (The)	449

SHARES	SECURITY DESCRIPTION	VALUE($)
	Media — continued
18	News Corp., Class B (a)	309
12	Scripps Networks Interactive, Inc., Class A	1,024
1	Viacom, Inc., Class B	112

		3,475

	Multiline Retail — 0.3%
6	Target Corp.	350

	Specialty Retail — 0.5%
1	Advance Auto Parts, Inc.	162
5	Bed Bath & Beyond, Inc. (a)	296
1	Tiffany & Co.	110

		568

	Textiles, Apparel & Luxury Goods — 1.1%
2	Michael Kors Holdings Ltd., (Hong Kong) (a)	173
8	NIKE, Inc., Class B	649
6	Under Armour, Inc., Class A (a)	402

		1,224

	Total Consumer Discretionary	10,821

	Consumer Staples — 5.6%
	Beverages — 0.4%
5	Brown-Forman Corp., Class B	420

	Food & Staples Retailing — 0.8%
23	Sysco Corp.	810
4	Whole Foods Market, Inc.	134

		944

	Food Products — 2.7%
6	Campbell Soup Co.	264
7	ConAgra Foods, Inc.	210
16	Hershey Co. (The)	1,432
4	JM Smucker Co. (The)	431
9	Kraft Foods Group, Inc.	476
3	Mead Johnson Nutrition Co.	283

		3,096

	Household Products — 1.1%
15	Church & Dwight Co., Inc.	991
3	Clorox Co. (The)	271

		1,262

	Tobacco — 0.6%
15	Altria Group, Inc.	617

	Total Consumer Staples	6,339

	Energy — 1.9%
	Energy Equipment & Services — 0.2%
4	Tenaris S.A., (Luxembourg), ADR	184

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Oil, Gas & Consumable Fuels — 1.7%
4	ConocoPhillips	326
11	Enbridge, Inc., (Canada)	551
2	Exxon Mobil Corp.	219
17	Kinder Morgan, Inc.	621
12	WPX Energy, Inc. (a)	249

		1,966

	Total Energy	2,150

	Financials — 17.2%
	Banks — 3.3%
13	Associated Banc-Corp.	238
19	BancorpSouth, Inc.	400
14	Bank of Hawaii Corp.	802
7	Comerica, Inc.	363
7	Hancock Holding Co.	221
34	KeyCorp	456
1	M&T Bank Corp.	174
4	Signature Bank (a)	481
9	UMB Financial Corp.	481
20	Valley National Bancorp	194

		3,810

	Capital Markets — 1.3%
2	Ameriprise Financial, Inc.	266
1	BlackRock, Inc.	411
1	Federated Investors, Inc., Class B	34
15	Franklin Resources, Inc.	792

		1,503

	Diversified Financial Services — 0.3%
7	NASDAQ OMX Group, Inc. (The)	298

	Insurance — 5.2%
15	Allstate Corp. (The)	876
4	Aon plc, (United Kingdom)	347
12	Arch Capital Group Ltd., (Bermuda) (a)	657
4	Arthur J. Gallagher & Co.	167
8	Assurant, Inc.	520
8	Chubb Corp. (The)	715
3	PartnerRe Ltd., (Bermuda)	289
6	Principal Financial Group, Inc.	304
20	Progressive Corp. (The)	457
2	RenaissanceRe Holdings Ltd., (Bermuda)	159
14	Torchmark Corp.	723
15	W.R. Berkley Corp.	669

		5,883

SHARES	SECURITY DESCRIPTION	VALUE($)
	Real Estate Investment Trusts (REITs) — 6.9%
12	Equity Residential	748
7	Federal Realty Investment Trust	846
24	First Industrial Realty Trust, Inc.	431
29	First Potomac Realty Trust	378
10	Home Properties, Inc.	649
20	Hudson Pacific Properties, Inc.	508
28	Kimco Realty Corp.	616
22	Medical Properties Trust, Inc.	294
15	Realty Income Corp.	643
4	SL Green Realty Corp.	432
11	Tanger Factory Outlet Centers, Inc.	374
16	UDR, Inc.	456
11	Ventas, Inc.	707
27	Washington Real Estate Investment Trust	730

		7,812

	Thrifts & Mortgage Finance — 0.2%
18	People’s United Financial, Inc.	264

	Total Financials	19,570

	Health Care — 8.5%
	Biotechnology — 1.2%
7	Amgen, Inc.	882
4	Isis Pharmaceuticals, Inc. (a)	123
3	Seattle Genetics, Inc. (a)	118
2	United Therapeutics Corp. (a)	219

		1,342

	Health Care Equipment & Supplies — 1.9%
3	Baxter International, Inc.	226
6	Becton, Dickinson and Co.	653
8	Medtronic, Inc.	513
8	Zimmer Holdings, Inc.	758

		2,150

	Health Care Providers & Services — 2.1%
10	AmerisourceBergen Corp.	791
8	Cardinal Health, Inc.	570
5	Cigna Corp.	455
5	WellPoint, Inc.	557

		2,373

	Health Care Technology — 0.2%
18	Quality Systems, Inc.	279

	Pharmaceuticals — 3.1%
18	AbbVie, Inc.	926
21	Eli Lilly & Co.	1,258

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Pharmaceuticals — continued
46	Pfizer, Inc.	1,327

		3,511

	Total Health Care	9,655

	Industrials — 12.1%
	Aerospace & Defense — 4.2%
14	Boeing Co. (The)	1,646
15	Lockheed Martin Corp.	2,453
7	Raytheon Co.	665

		4,764

	Air Freight & Logistics — 0.4%
5	United Parcel Service, Inc., Class B	488

	Airlines — 0.1%
5	Southwest Airlines Co.	140

	Commercial Services & Supplies — 0.2%
5	ADT Corp. (The)	191

	Electrical Equipment — 0.9%
9	Rockwell Automation, Inc.	1,042

	Industrial Conglomerates — 2.4%
4	3M Co.	633
5	Danaher Corp.	379
70	General Electric Co.	1,750

		2,762

	Machinery — 1.7%
5	Caterpillar, Inc.	524
10	Dover Corp.	880
6	Illinois Tool Works, Inc.	522

		1,926

	Professional Services — 0.2%
5	Advisory Board Co. (The) (a)	245

	Road & Rail — 1.6%
44	Heartland Express, Inc.	995
10	Knight Transportation, Inc.	245
25	Werner Enterprises, Inc.	616

		1,856

	Trading Companies & Distributors — 0.4%
10	Fastenal Co.	431

	Total Industrials	13,845

	Information Technology — 9.0%
	Internet Software & Services — 1.0%
14	AOL, Inc. (a)	556
12	Twitter, Inc. (a)	539

		1,095

SHARES	SECURITY DESCRIPTION	VALUE($)
	IT Services — 1.1%
8	Automatic Data Processing, Inc.	641
6	Paychex, Inc.	264
11	Total System Services, Inc.	345

		1,250

	Semiconductors & Semiconductor Equipment — 5.5%
51	Advanced Micro Devices, Inc. (a)	201
4	Analog Devices, Inc.	205
56	Intel Corp.	1,887
18	Linear Technology Corp.	779
29	Microchip Technology, Inc.	1,307
79	NVIDIA Corp.	1,379
27	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	531

		6,289

	Software — 0.9%
9	Electronic Arts, Inc. (a)	299
4	Intuit, Inc.	290
3	Oracle Corp.	120
4	Red Hat, Inc. (a)	215
3	Salesforce.com, Inc. (a)	151

		1,075

	Technology Hardware, Storage & Peripherals — 0.5%
3	SanDisk Corp.	248
5	Seagate Technology plc, (Ireland)	302

		550

	Total Information Technology	10,258

	Materials — 4.8%
	Chemicals — 3.1%
2	Air Products & Chemicals, Inc.	236
6	Cabot Corp.	325
13	E.I. du Pont de Nemours & Co.	847
11	OM Group, Inc.	319
14	Praxair, Inc.	1,807

		3,534

	Containers & Packaging — 0.5%
14	Bemis Co., Inc.	536
3	MeadWestvaco Corp.	108

		644

	Metals & Mining — 1.2%
37	Cliffs Natural Resources, Inc.	645
14	Nucor Corp.	711

		1,356

	Total Materials	5,534

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.9%
31	AT&T, Inc.	1,091

	Utilities — 5.2%
	Electric Utilities — 2.9%
13	Duke Energy Corp.	912
15	PPL Corp.	490
44	Southern Co. (The)	1,923

		3,325

	Gas Utilities — 0.3%
5	National Fuel Gas Co.	316

	Multi-Utilities — 2.0%
14	Ameren Corp.	549
16	Consolidated Edison, Inc.	890
12	Public Service Enterprise Group, Inc.	423
8	SCANA Corp.	386

		2,248

	Total Utilities	5,889

	Total Securities Sold Short (Proceeds $78,093)	$85,153

Percentages indicated are based on net assets.

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of July 31, 2014.

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,282
Aggregate gross unrealized depreciation	(793)

Net unrealized appreciation/depreciation	$21,489

Federal income tax cost of investments	$91,320

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	112,809	—	—	112,809
Total Liabilities (a)	(85,153)	—	—	(85,153)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2014.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 98.9% (j)
Common Stocks — 91.2%
	Consumer Discretionary — 11.9%
	Auto Components — 0.9%
15	Magna International, Inc., (Canada)	1,568
46	TRW Automotive Holdings Corp. (a)	4,726

		6,294

	Automobiles — 0.6%
134	General Motors Co.	4,539

	Hotels, Restaurants & Leisure — 1.4%
22	Dunkin’ Brands Group, Inc.	956
64	Royal Caribbean Cruises Ltd.	3,823
36	Starbucks Corp.	2,758
15	Starwood Hotels & Resorts Worldwide, Inc.	1,160
23	Yum! Brands, Inc.	1,617

		10,314

	Household Durables — 0.7%
32	Harman International Industries, Inc.	3,452
112	PulteGroup, Inc.	1,977

		5,429

	Internet & Catalog Retail — 0.7%
10	Amazon.com, Inc. (a)	3,114
1	Priceline Group, Inc. (The) (a)	1,802

		4,916

	Media — 4.8%
28	CBS Corp. (Non-Voting), Class B	1,589
18	Charter Communications, Inc., Class A (a)	2,750
70	Comcast Corp., Class A	3,756
59	DISH Network Corp., Class A (a)	3,674
5	Time Warner Cable, Inc.	696
222	Time Warner, Inc.	18,389
122	Twenty-First Century Fox, Inc., Class B	3,863

		34,717

	Multiline Retail — 0.1%
19	Dollar General Corp. (a)	1,066

	Specialty Retail — 2.2%
3	AutoZone, Inc. (a)	1,293
59	Home Depot, Inc. (The)	4,802
94	Lowe’s Cos., Inc.	4,493
101	TJX Cos., Inc. (The)	5,382

		15,970

	Textiles, Apparel & Luxury Goods — 0.5%
54	V.F. Corp.	3,327

	Total Consumer Discretionary	86,572

SHARES	SECURITY DESCRIPTION	VALUE($)
	Consumer Staples — 7.2%
	Beverages — 2.3%
112	Coca-Cola Co. (The)	4,416
71	Coca-Cola Enterprises, Inc.	3,213
66	Constellation Brands, Inc., Class A (a)	5,462
66	Dr. Pepper Snapple Group, Inc.	3,896

		16,987

	Food & Staples Retailing — 0.9%
25	Costco Wholesale Corp.	2,927
47	CVS Caremark Corp.	3,582

		6,509

	Food Products — 2.2%
147	Archer-Daniels-Midland Co.	6,835
17	Kellogg Co.	1,035
233	Mondelez International, Inc., Class A	8,370

		16,240

	Household Products — 1.0%
91	Procter & Gamble Co. (The)	7,005

	Tobacco — 0.8%
72	Philip Morris International, Inc.	5,897

	Total Consumer Staples	52,638

	Energy — 2.3%
	Energy Equipment & Services — 0.6%
44	Schlumberger Ltd.	4,802

	Oil, Gas & Consumable Fuels — 1.7%
27	Cheniere Energy, Inc. (a)	1,875
16	Chevron Corp.	2,120
10	Hess Corp.	1,010
72	Marathon Oil Corp.	2,774
36	Occidental Petroleum Corp.	3,549
15	Valero Energy Corp.	752

		12,080

	Total Energy	16,882

	Financials — 18.2%
	Banks — 3.7%
403	Bank of America Corp.	6,144
107	BB&T Corp.	3,943
36	CIT Group, Inc.	1,783
95	Citigroup, Inc.	4,668
20	PNC Financial Services Group, Inc. (The)	1,651
169	Wells Fargo & Co.	8,612

		26,801

	Capital Markets — 3.4%
108	Charles Schwab Corp. (The)	3,008
21	Goldman Sachs Group, Inc. (The)	3,579

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Capital Markets — Continued
145	Invesco Ltd.	5,464
247	Morgan Stanley	7,988
71	State Street Corp.	5,015

		25,054

	Consumer Finance — 0.3%
99	Ally Financial, Inc. (a)	2,261

	Diversified Financial Services — 0.3%
10	Intercontinental Exchange, Inc.	1,884

	Insurance — 6.1%
140	ACE Ltd., (Switzerland)	13,999
57	Aflac, Inc.	3,417
64	Axis Capital Holdings Ltd., (Bermuda)	2,775
165	Hartford Financial Services Group, Inc. (The)	5,636
30	Marsh & McLennan Cos., Inc.	1,503
163	MetLife, Inc.	8,584
45	Prudential Financial, Inc.	3,870
69	Willis Group Holdings plc, (United Kingdom)	2,808
44	XL Group plc, (Ireland)	1,415

		44,007

	Real Estate Investment Trusts (REITs) — 4.4%
32	AvalonBay Communities, Inc.	4,724
28	Boston Properties, Inc.	3,307
91	Brixmor Property Group, Inc.	2,068
174	DDR Corp.	3,045
129	DiamondRock Hospitality Co.	1,577
82	Duke Realty Corp.	1,475
35	Extra Space Storage, Inc.	1,826
30	General Growth Properties, Inc.	710
58	Healthcare Realty Trust, Inc.	1,433
58	Highwoods Properties, Inc.	2,432
28	Kilroy Realty Corp.	1,713
48	Liberty Property Trust	1,674
45	Mid-America Apartment Communities, Inc.	3,111
36	Prologis, Inc.	1,457
121	Sunstone Hotel Investors, Inc.	1,720

		32,272

	Total Financials	132,279

	Health Care — 10.2%
	Biotechnology — 2.6%
21	Alexion Pharmaceuticals, Inc. (a)	3,275
21	Biogen Idec, Inc. (a)	7,022
61	Celgene Corp. (a)	5,314

SHARES	SECURITY DESCRIPTION	VALUE($)
	Biotechnology — Continued
39	Vertex Pharmaceuticals, Inc. (a)	3,503

		19,114

	Health Care Equipment & Supplies — 1.7%
312	Boston Scientific Corp. (a)	3,984
35	CareFusion Corp. (a)	1,524
86	Stryker Corp.	6,828

		12,336

	Health Care Providers & Services — 2.3%
31	Aetna, Inc.	2,427
47	Humana, Inc.	5,506
20	McKesson Corp.	3,760
58	UnitedHealth Group, Inc.	4,669

		16,362

	Health Care Technology — 0.3%
35	Cerner Corp. (a)	1,954

	Pharmaceuticals — 3.3%
197	Bristol-Myers Squibb Co.	9,987
140	Johnson & Johnson	13,963

		23,950

	Total Health Care	73,716

	Industrials — 14.2%
	Aerospace & Defense — 3.9%
145	Honeywell International, Inc.	13,288
23	L-3 Communications Holdings, Inc.	2,403
119	United Technologies Corp.	12,529

		28,220

	Airlines — 1.4%
106	Delta Air Lines, Inc.	3,952
126	United Continental Holdings, Inc. (a)	5,845

		9,797

	Building Products — 0.2%
68	Masco Corp.	1,406

	Construction & Engineering — 1.7%
174	Fluor Corp.	12,679

	Electrical Equipment — 2.2%
115	Eaton Corp. plc	7,797
132	Emerson Electric Co.	8,428

		16,225

	Machinery — 1.3%
104	PACCAR, Inc.	6,497
29	SPX Corp.	2,885

		9,382

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
		Road & Rail — 3.5%
44		Canadian Pacific Railway Ltd., (Canada)	8,301
185		CSX Corp.	5,537
22		Norfolk Southern Corp.	2,185
97		Union Pacific Corp.	9,536

			25,559

		Trading Companies & Distributors — 0.0%
—	(h)	Veritiv Corp. (a)	—	(h)

		Total Industrials	103,268

		Information Technology — 15.4%
		Communications Equipment — 0.6%
60		QUALCOMM, Inc.	4,422

		Internet Software & Services — 3.2%
75		eBay, Inc. (a)	3,955
15		Facebook, Inc., Class A (a)	1,104
15		Google, Inc., Class A (a)	8,751
16		Google, Inc., Class C (a)	9,089

			22,899

		IT Services — 2.3%
70		Accenture plc, (Ireland), Class A	5,542
10		Alliance Data Systems Corp. (a)	2,492
61		Cognizant Technology Solutions Corp., Class A (a)	2,982
40		Fidelity National Information Services, Inc.	2,267
15		Visa, Inc., Class A	3,123

			16,406

		Semiconductors & Semiconductor Equipment — 7.1%
70		Applied Materials, Inc.	1,471
21		ASML Holding N.V., (Netherlands)	1,987
131		Avago Technologies Ltd., (Singapore)	9,055
209		Broadcom Corp., Class A	8,004
242		Freescale Semiconductor Ltd. (a)	4,837
109		KLA-Tencor Corp.	7,799
144		Lam Research Corp.	10,059
127		Marvell Technology Group Ltd., (Bermuda)	1,693
33		Micron Technology, Inc. (a)	996
180		Teradyne, Inc.	3,287
63		Xilinx, Inc.	2,589

			51,777

		Software — 2.1%
89		Adobe Systems, Inc. (a)	6,116
50		Citrix Systems, Inc. (a)	3,359
47		Microsoft Corp.	2,033
36		VMware, Inc., Class A (a)	3,597

			15,105

SHARES	SECURITY DESCRIPTION	VALUE($)
	Technology Hardware, Storage & Peripherals — 0.1%
9	Apple, Inc.	870

	Total Information Technology	111,479

	Materials — 5.9%
	Chemicals — 1.9%
87	Axiall Corp.	3,707
79	Dow Chemical Co. (The)	4,045
36	Monsanto Co.	4,060
45	Mosaic Co. (The)	2,056

		13,868

	Construction Materials — 0.2%
14	Martin Marietta Materials, Inc.	1,677

	Containers & Packaging — 0.3%
44	Crown Holdings, Inc. (a)	2,039

	Metals & Mining — 3.5%
810	Alcoa, Inc.	13,274
333	Alumina Ltd., (Australia), ADR (a)	1,937
148	Freeport-McMoRan, Inc.	5,497
131	United States Steel Corp.	4,384

		25,092

	Total Materials	42,676

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 1.0%
146	Verizon Communications, Inc.	7,366

	Utilities — 4.9%
	Electric Utilities — 2.5%
52	American Electric Power Co., Inc.	2,703
95	Edison International	5,206
42	Entergy Corp.	3,066
102	Exelon Corp.	3,183
44	NextEra Energy, Inc.	4,169

		18,327

	Multi-Utilities — 2.4%
194	CMS Energy Corp.	5,609
53	Dominion Resources, Inc.	3,585
72	NiSource, Inc.	2,702
14	Sempra Energy	1,386
89	Wisconsin Energy Corp.	3,879

		17,161

	Total Utilities	35,488

	Total Common Stocks (Cost $502,421)	662,364

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — 7.7%
	Investment Company — 7.6%
55,528	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l)	55,528

PRINCIPAL AMOUNT($)
	U.S. Treasury Obligation — 0.1%
260	U.S. Treasury Bill, 0.080%, 05/28/15 (k) (n)	260

	Total Short-Term Investments (Cost $55,788)	55,788

	Total Investments — 98.9% (Cost $558,209)	718,152
	Other Assets in Excess of Liabilities — 1.1%	7,860

	NET ASSETS — 100.0%	$726,012

SHARES
Short Positions — 90.9%
Common Stocks — -90.9%
	Consumer Discretionary — 12.5%
	Auto Components — 0.6%
73	BorgWarner, Inc.	4,557

	Automobiles — 0.9%
358	Ford Motor Co.	6,085

	Diversified Consumer Services — 0.2%
2	Graham Holdings Co., Class B	1,673

	Hotels, Restaurants & Leisure — 3.3%
30	Carnival Corp.	1,069
121	Choice Hotels International, Inc.	5,660
52	Darden Restaurants, Inc.	2,426
217	Hilton Worldwide Holdings, Inc. (a)	5,241
50	Marriott International, Inc., Class A	3,248
32	McDonald’s Corp.	2,988
60	Tim Hortons, Inc., (Canada)	3,330

		23,962

	Internet & Catalog Retail — 1.3%
306	Groupon, Inc. (a)	1,981
18	Netflix, Inc. (a)	7,651

		9,632

	Leisure Products — 0.8%
79	Hasbro, Inc.	3,922
55	Mattel, Inc.	1,952

		5,874

SHARES	SECURITY DESCRIPTION	VALUE($)
	Media — 3.8%
79	AMC Networks, Inc., Class A (a)	4,724
51	Discovery Communications, Inc., Class A (a)	4,311
183	Interpublic Group of Cos., Inc. (The)	3,615
185	News Corp., Class B (a)	3,180
109	Scripps Networks Interactive, Inc., Class A	8,941
34	Viacom, Inc., Class B	2,844

		27,615

	Multiline Retail — 0.3%
38	Target Corp.	2,247

	Specialty Retail — 0.6%
10	Advance Auto Parts, Inc.	1,199
37	Bed Bath & Beyond, Inc. (a)	2,316
7	Tiffany & Co.	713

		4,228

	Textiles, Apparel & Luxury Goods — 0.7%
30	NIKE, Inc., Class B	2,322
35	Under Armour, Inc., Class A (a)	2,336

		4,658

	Total Consumer Discretionary	90,531

	Consumer Staples — 7.3%
	Beverages — 0.5%
43	Brown-Forman Corp., Class B	3,721

	Food & Staples Retailing — 2.1%
165	Sysco Corp.	5,882
52	Walgreen Co.	3,583
67	Wal-Mart Stores, Inc.	4,937
23	Whole Foods Market, Inc.	864

		15,266

	Food Products — 2.8%
45	Campbell Soup Co.	1,859
46	ConAgra Foods, Inc.	1,392
100	Hershey Co. (The)	8,837
36	JM Smucker Co. (The)	3,547
57	Kraft Foods Group, Inc.	3,060
20	Mead Johnson Nutrition Co.	1,783

		20,478

	Household Products — 1.3%
128	Church & Dwight Co., Inc.	8,183
16	Clorox Co. (The)	1,390

		9,573

	Tobacco — 0.6%
97	Altria Group, Inc.	3,930

	Total Consumer Staples	52,968

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Energy — 2.5%
	Energy Equipment & Services — 0.4%
65	Tenaris S.A., (Luxembourg), ADR	2,804

	Oil, Gas & Consumable Fuels — 2.1%
17	ConocoPhillips	1,394
51	Enbridge, Inc., (Canada)	2,488
36	Exxon Mobil Corp.	3,552
66	Kinder Morgan, Inc.	2,367
56	Murphy Oil Corp.	3,479
90	WPX Energy, Inc. (a)	1,861

		15,141

	Total Energy	17,945

	Financials — 18.5%
	Banks — 5.4%
154	Associated Banc-Corp.	2,753
125	BancorpSouth, Inc.	2,602
109	Bank of Hawaii Corp.	6,255
51	Comerica, Inc.	2,558
49	Cullen/Frost Bankers, Inc.	3,805
191	First Horizon National Corp.	2,250
86	Hancock Holding Co.	2,790
290	KeyCorp	3,920
18	M&T Bank Corp.	2,151
37	Prosperity Bancshares, Inc.	2,151
21	Signature Bank (a)	2,379
66	UMB Financial Corp.	3,763
203	Valley National Bancorp	1,947

		39,324

	Capital Markets — 2.3%
13	Ameriprise Financial, Inc.	1,579
13	BlackRock, Inc.	3,809
8	Federated Investors, Inc., Class B	211
101	Franklin Resources, Inc.	5,453
58	Northern Trust Corp.	3,900
21	T. Rowe Price Group, Inc.	1,623

		16,575

	Diversified Financial Services — 0.2%
39	NASDAQ OMX Group, Inc. (The)	1,633

	Insurance — 5.7%
102	Allstate Corp. (The)	5,939
25	Aon plc, (United Kingdom)	2,101
69	Arch Capital Group Ltd., (Bermuda) (a)	3,672
24	Arthur J. Gallagher & Co.	1,066
57	Assurant, Inc.	3,618

SHARES	SECURITY DESCRIPTION	VALUE($)
	Insurance — Continued
60	Chubb Corp. (The)	5,237
18	PartnerRe Ltd., (Bermuda)	1,889
56	Principal Financial Group, Inc.	2,767
179	Progressive Corp. (The)	4,198
10	RenaissanceRe Holdings Ltd., (Bermuda)	929
114	Torchmark Corp.	5,989
88	W.R. Berkley Corp.	3,908

		41,313

	Real Estate Investment Trusts (REITs) — 4.6%
39	Equity Residential	2,534
26	Federal Realty Investment Trust	3,187
77	First Industrial Realty Trust, Inc.	1,383
47	Home Properties, Inc.	3,059
99	Hudson Pacific Properties, Inc.	2,532
141	Kimco Realty Corp.	3,147
112	Medical Properties Trust, Inc.	1,510
68	Realty Income Corp.	2,932
22	SL Green Realty Corp.	2,361
64	Tanger Factory Outlet Centers, Inc.	2,200
74	UDR, Inc.	2,163
54	Ventas, Inc.	3,416
115	Washington Real Estate Investment Trust	3,113

		33,537

	Thrifts & Mortgage Finance — 0.3%
154	People’s United Financial, Inc.	2,237

	Total Financials	134,619

	Health Care — 9.9%
	Biotechnology — 1.4%
55	Amgen, Inc.	6,994
25	Isis Pharmaceuticals, Inc. (a)	779
22	Seattle Genetics, Inc. (a)	760
16	United Therapeutics Corp. (a)	1,464

		9,997

	Health Care Equipment & Supplies — 2.3%
19	Baxter International, Inc.	1,427
35	Becton, Dickinson and Co.	4,103
89	Medtronic, Inc.	5,464
60	Zimmer Holdings, Inc.	5,974

		16,968

	Health Care Providers & Services — 2.3%
65	AmerisourceBergen Corp.	4,984
67	Cardinal Health, Inc.	4,786
25	Cigna Corp.	2,224
15	Express Scripts Holding Co. (a)	1,066
35	WellPoint, Inc.	3,854

		16,914

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Health Care Technology — 0.3%
115	Quality Systems, Inc.	1,790

	Pharmaceuticals — 3.6%
132	AbbVie, Inc.	6,888
140	Eli Lilly & Co.	8,526
371	Pfizer, Inc.	10,656

		26,070

	Total Health Care	71,739

	Industrials — 14.2%
	Aerospace & Defense — 4.7%
92	Boeing Co. (The)	11,132
96	Lockheed Martin Corp.	16,079
78	Raytheon Co.	7,058

		34,269

	Air Freight & Logistics — 0.4%
27	United Parcel Service, Inc., Class B	2,631

	Airlines — 0.4%
98	Southwest Airlines Co.	2,763

	Commercial Services & Supplies — 0.2%
35	ADT Corp. (The)	1,208

	Electrical Equipment — 0.9%
60	Rockwell Automation, Inc.	6,700

	Industrial Conglomerates — 2.8%
29	3M Co.	4,043
38	Danaher Corp.	2,793
546	General Electric Co.	13,737

		20,573

	Machinery — 1.7%
20	Caterpillar, Inc.	2,025
7	Cummins, Inc.	990
74	Dover Corp.	6,329
33	Illinois Tool Works, Inc.	2,705

		12,049

	Professional Services — 0.2%
36	Advisory Board Co. (The) (a)	1,795

	Road & Rail — 2.1%
400	Heartland Express, Inc.	8,979
72	Knight Transportation, Inc.	1,716
176	Werner Enterprises, Inc.	4,320

		15,015

SHARES	SECURITY DESCRIPTION	VALUE($)
	Trading Companies & Distributors — 0.8%
91	Fastenal Co.	4,031
30	GATX Corp.	1,848

		5,879

	Total Industrials	102,882

	Information Technology — 12.7%
	Internet Software & Services — 1.1%
120	AOL, Inc. (a)	4,637
77	Twitter, Inc. (a)	3,489

		8,126

	IT Services — 2.1%
78	Automatic Data Processing, Inc.	6,326
16	International Business Machines Corp.	3,124
90	Paychex, Inc.	3,670
57	Total System Services, Inc.	1,815

		14,935

	Semiconductors & Semiconductor Equipment — 7.2%
336	Advanced Micro Devices, Inc. (a)	1,313
32	Analog Devices, Inc.	1,608
460	Intel Corp.	15,586
208	Linear Technology Corp.	9,172
199	Microchip Technology, Inc.	8,968
610	NVIDIA Corp.	10,678
159	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	3,174
32	Texas Instruments, Inc.	1,485

		51,984

	Software — 1.9%
52	Electronic Arts, Inc. (a)	1,749
23	Intuit, Inc.	1,902
134	Oracle Corp.	5,424
35	Red Hat, Inc. (a)	2,046
46	Salesforce.com, Inc. (a)	2,501

		13,622

	Technology Hardware, Storage & Peripherals — 0.4%
14	SanDisk Corp.	1,266
34	Seagate Technology plc, (Ireland)	1,969

		3,235

	Total Information Technology	91,902

	Materials — 6.1%
	Chemicals — 4.2%
20	Air Products & Chemicals, Inc.	2,626
59	Cabot Corp.	3,081
96	E.I. du Pont de Nemours & Co.	6,193
46	Ecolab, Inc.	5,025
63	OM Group, Inc.	1,786

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Chemicals — Continued
92	Praxair, Inc.	11,814

		30,525

	Containers & Packaging — 0.4%
69	Bemis Co., Inc.	2,676
17	MeadWestvaco Corp.	703

		3,379

	Metals & Mining — 1.5%
300	Cliffs Natural Resources, Inc.	5,241
108	Nucor Corp.	5,406

		10,647

	Total Materials	44,551

	Telecommunication Services — 2.2%
	Diversified Telecommunication Services — 2.2%
449	AT&T, Inc.	15,983

	Utilities — 5.0%
	Electric Utilities — 3.0%
56	Duke Energy Corp.	4,025
110	PPL Corp.	3,627
332	Southern Co. (The)	14,368

		22,020

	Gas Utilities — 0.4%
38	National Fuel Gas Co.	2,640

	Multi-Utilities — 1.6%
37	Ameren Corp.	1,415
103	Consolidated Edison, Inc.	5,761
67	Public Service Enterprise Group, Inc.	2,363
47	SCANA Corp.	2,391

		11,930

	Total Utilities	36,590

	Total Securities Sold Short (Proceeds $584,202)	$659,710

Percentages indicated are based on net assets.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT JULY 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
14	E-mini S&P 500	09/19/14	$1,347	$(18)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of July 31, 2014.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$164,558
Aggregate gross unrealized depreciation	(4,615)

Net unrealized appreciation/depreciation	$159,943

Federal income tax cost of investments	$558,209

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$717,892	$260	$—	$718,152
Total Liabilities for Securities Sold Short (b)	$(659,710)	$—	$—	$(659,710)
Depreciation in Other Financial Instruments
Futures Contracts	$(18)	$—	$—	$(18)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held for futures contracts collateral. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2014.

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
	Common Stocks — 37.0%
		France — 3.0%
	25	GDF Suez (m)	638
	11	Sanofi (m)	1,117
	19	Total S.A. (m)	1,228

			2,983

		Ireland — 1.8%
	22	Shire plc (m)	1,786

		Italy — 0.9%
	35	Eni S.p.A. (m)	897

		Japan — 3.1%
	23	Bridgestone Corp. (m)	841
	8	Japan Tobacco, Inc. (m)	292
	15	KDDI Corp. (m)	862
	17	Nippon Telegraph & Telephone Corp. (m)	1,096

			3,091

		Netherlands — 1.6%
	3	Nutreco N.V. (m)	119
	36	Royal Dutch Shell plc, Class A (m)	1,479

			1,598

		Norway — 1.0%
	68	Marine Harvest ASA (m)	927

		Switzerland — 3.9%
	11	Novartis AG (m)	923
	3	Roche Holding AG (m)	956
	10	Swiss Re AG (a) (m)	823
	4	Zurich Insurance Group AG (a) (m)	1,177

			3,879

		United Kingdom — 4.1%
	5	AstraZeneca plc (m)	370
	5	Berkeley Group Holdings plc (m)	197
	160	BP plc (m)	1,302
	86	BT Group plc (m)	560
	20	GlaxoSmithKline plc (m)	475
	4	Lancashire Holdings Ltd. (m)	38
	8	Next plc (m)	916
	9	Persimmon plc (a) (m)	196

			4,054

		United States — 17.6%
	5	Actavis plc (a) (m)	977
	17	Aetna, Inc. (m)	1,290
	4	Baxter International, Inc. (m)	286
	1	BlackRock, Inc. (m)	324
	13	Cigna Corp. (m)	1,187
	11	CVS Caremark Corp. (m)	819
	8	DIRECTV (a) (m)	649
	11	Gap, Inc. (The) (m)	439
	20	Gilead Sciences, Inc. (a) (m)	1,798
	26	HCA Holdings, Inc. (a) (m)	1,723
	19	Macy’s, Inc. (m)	1,104
	17	MetLife, Inc. (m)	909
	26	Mylan, Inc. (a) (m)	1,305
	25	Pfizer, Inc. (m)	723
	10	Prudential Financial, Inc. (m)	887
	9	Time Warner, Inc. (m)	719
	4	UnitedHealth Group, Inc. (m)	341
	6	WellPoint, Inc.	712
	22	Wells Fargo & Co. (m)	1,130

			17,322

		Total Common Stocks (Cost $32,827)	36,537

PRINCIPAL/UNIT AMOUNT
	Convertible Bonds — 2.3%
		United Kingdom — 1.0%
GBP	500	British Land Jersey Ltd., 1.500%, 09/10/17 (m)	959

		United States — 1.3%
		Ares Capital Corp.,
	560	4.375%, 01/15/19 (m)	584
	219	4.750%, 01/15/18 (m)	230
	441	Prospect Capital Corp., 5.875%, 01/15/19 (m)	463

			1,277

		Total Convertible Bonds (Cost $2,197)	2,236

	Foreign Government Securities — 35.7%
		Finland — 2.2%
EUR	1,410	Finland Government Bond, Reg. S, 2.750%, 07/04/28 (e) (m)	2,124

		France — 9.3%
		France Government Bond OAT,
EUR	3,870	1.000%, 05/25/18 (m)	5,324
EUR	2,600	5.000%, 10/25/16 (m)	3,862

			9,186

		Germany — 9.1%
EUR	3,433	Bundesobligation, 0.250%, 04/13/18 (m)	4,611
EUR	2,840	Bundesrepublik Deutschland, 4.250%, 07/04/18 (m)	4,410

			9,021

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL/UNIT AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — Continued
		Italy — 4.6%
EUR	3,100	Italy Buoni Poliennali Del Tesoro, 3.500%, 12/01/18 (m)	4,565

		Portugal — 4.6%
EUR	3,100	Portugal Obrigacoes do Tesouro OT, 4.450%, 06/15/18 (e) (m)	4,540

		Spain — 4.6%
EUR	3,000	Spain Government Bond, 4.500%, 01/31/18 (m)	4,522

		United Kingdom — 1.3%
GBP	780	United Kingdom of Great Britain, 1.250%, 07/22/18 (m)	1,290

		Total Foreign Government Securities (Cost $34,946)	35,248

	Preferred Security — 0.7% (x)
		Cayman Islands — 0.7%
	700	Hutchison Whampoa International 10 Ltd., VAR, 6.000%, 10/28/15 (e) (m) (Cost $700)	730

PRINCIPAL AMOUNT
	U.S. Treasury Obligations — 19.5%
		U.S. Treasury Notes,
	6,400	0.250%, 01/15/15 (m)	6,405
	1,960	1.000%, 06/30/19 (m)	1,889
	3,840	1.625%, 08/15/22 (m)	3,630
	7,200	2.375%, 02/28/15 (m)	7,295

		Total U.S. Treasury Obligations (Cost $19,357)	19,219

SHARES
	Short-Term Investment — 0.7%
		Investment Company — 0.7%
	703	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $703)	703

		Total Investments — 95.9% (Cost $90,730)	94,673
		Other Assets in Excess of Liabilities — 4.1%	4,096

		NET ASSETS — 100.0%	$98,769

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Foreign Government Securities	37.2%
U.S. Treasury Notes	20.3
Pharmaceuticals	9.1
Health Care Providers & Services	5.5
Oil, Gas & Consumable Fuels	5.2
Insurance	4.0
Multiline Retail	2.1
Biotechnology	1.9
Diversified Telecommunication Services	1.7
Capital Markets	1.7
Media	1.4
Banks	1.2
Food Products	1.1
Real Estate Management & Development	1.0
Others (each less than 1.0%)	5.9
Short-Term Investment	0.7

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT JULY 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
3	Euro Bund	09/08/14	595	12
35	EURO-BTP Italian Government Bond	09/08/14	5,988	153
9	Topix Index	09/11/14	1,131	55
34	E-mini S&P 500	09/19/14	3,272	(6)
28	FTSE 100 Index	09/19/14	3,159	(18)
	Short Futures Outstanding
(44)	Hang Seng Index	08/28/14	(7,030)	(92)
(40)	Nikkei 225	09/11/14	(3,012)	(66)
(29)	FTSE/JSE Top 40 Index	09/18/14	(1,249)	(2)
(244)	10 Year U.S. Treasury Note	09/19/14	(30,405)	121
(159)	Euro STOXX 50 Index	09/19/14	(6,641)	109
(206)	Mini MSCI Emerging Markets Index	09/19/14	(10,862)	(182)
(56)	5 Year U.S. Treasury Note	09/30/14	(6,655)	29

				113

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JULY 31, 2014		NET UNREALIZED APPRECIATION (DEPRECIATION)
3,697	CAD
3,658	for AUD	Deutsche Bank AG	09/05/14	3,392	#	3,388	#	(4	) #
2,051	CAD
20,436	for ZAR	HSBC Bank, N.A.	09/05/14	1,896	#	1,880	#	(16	) #
723	EUR
1,050	for AUD	HSBC Bank, N.A.	09/05/14	974	#	968	#	(6	) #
2,001	CAD	HSBC Bank, N.A.	09/05/14	1,877		1,834		(43)
520,617	CLP	Deutsche Bank AG †	09/05/14	920		907		(13)
1,022	EUR	Barclays Bank plc	09/05/14	1,396		1,369		(27)
297	EUR	Westpac Banking Corp.	09/05/14	405		398		(7)
364	EUR	Citibank, N.A.	09/26/14	491		488		(3)
150	EUR	Westpac Banking Corp.	09/26/14	202		201		(1)
475	GBP	Goldman Sachs International	09/05/14	812		801		(11)
54,831	HKD	Barclays Bank plc	09/05/14	7,073		7,075		2
110,066	JPY	State Street Corp.	09/05/14	1,081		1,070		(11)
2,694	NZD	Deutsche Bank AG	09/05/14	2,280		2,281		1
53,051	ZAR	Barclays Bank plc	09/05/14	4,895		4,921		26
				27,694		27,581		(113)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JULY 31, 2014		NET UNREALIZED APPRECIATION (DEPRECIATION)
1,111	AUD	Deutsche Bank AG	09/05/14	1,039		1,031		8
7,750	CAD	Citibank, N.A.	09/05/14	7,133		7,102		31
2,926	CHF	Barclays Bank plc	09/05/14	3,269		3,221		48
605	CHF	Royal Bank of Canada	09/05/14	677		666		11

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,373,577	CLP	Credit Suisse International †	09/05/14	2,457	2,392	65
1,917,923	CLP	Morgan Stanley †	09/05/14	3,412	3,341	71
1,200	EUR	Barclays Bank plc	09/05/14	1,627	1,607	20
135	EUR	Citibank, N.A.	09/05/14	184	181	3
715	EUR	Deutsche Bank AG	09/05/14	974	957	17
147	EUR	Goldman Sachs International	09/05/14	200	197	3
500	EUR	State Street Corp.	09/05/14	681	670	11
28,236	EUR	Westpac Banking Corp.	09/05/14	38,503	37,813	690
250	EUR	HSBC Bank, N.A.	09/26/14	337	335	2
248	GBP	Australia and New Zealand Banking Group Limited	09/05/14	425	419	6
589	GBP	Barclays Bank plc	09/05/14	1,000	994	6
4,551	GBP	Credit Suisse International	09/05/14	7,646	7,681	(35)
143	GBP	HSBC Bank, N.A.	09/05/14	241	242	(1)
392	GBP	State Street Corp.	09/05/14	672	662	10
120	GBP	Westpac Banking Corp.	09/05/14	204	202	2
28,025	JPY	Australia and New Zealand Banking Group Limited	09/05/14	274	273	1
299,073	JPY	Deutsche Bank AG	09/05/14	2,936	2,908	28
98,382	JPY	Royal Bank of Canada	09/05/14	965	956	9
4,166	NOK	Deutsche Bank AG	09/05/14	696	662	34
1,850	NOK	HSBC Bank, N.A.	09/26/14	297	293	4
2,694	NZD	Westpac Banking Corp.	09/05/14	2,280	2,281	(1)
63,619	ZAR	Barclays Bank plc	09/05/14	5,986	5,901	85
22,204	ZAR	HSBC Bank, N.A.	09/05/14	2,043	2,060	(17)
				86,158	85,047	1,111

#	For cross-currency exchange contracts, the settlement value is the U.S. dollar market value at July 31, 2014 of the currency being sold, and the value at July 31, 2014 is the U.S. dollar market value of the currency being purchased.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2014.
ZAR	—	South African Rand

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of July 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2014.
†	—	Non-deliverable forward.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $19,215,000 and 20.3% respectively.

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,768
Aggregate gross unrealized depreciation	(825)

Net unrealized appreciation/depreciation	$3,943

Federal income tax cost of investments	$90,730

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
France	$—	$2,983	$—	$2,983
Ireland	—	1,786	—	1,786
Italy	—	897	—	897
Japan	—	3,091	—	3,091
Netherlands	—	1,598	—	1,598
Norway	—	927	—	927
Switzerland	—	3,879	—	3,879
United Kingdom	38	4,016	—	4,054
United States	17,322	—	—	17,322

Total Common Stocks	17,360	19,177	—	36,537

Debt Securities
Convertible Bonds
United Kingdom	—	959	—	959
United States	—	1,277	—	1,277

Total Convertible Bonds	—	2,236	—	2,236

Preferred Security
Cayman Islands	—	730	—	730
Foreign Government Securities	—	35,248	—	35,248
U.S. Treasury Obligations	—	19,219	—	19,219
Short-Term Investment
Investment Company	703	—	—	703

Total Investments in Securities	$18,063	$76,610	$—	$94,673

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,194	$—	$1,194
Futures Contracts	479	—	—	479

Total Appreciation in Other Financial Instruments	$479	$1,194	$—	$1,673

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(196)	$—	$(196)
Futures Contracts	(366)	—	—	(366)

Total Depreciation in Other Financial Instruments	$(366)	$(196)	$—	$(562)

There were no transfers among any levels during the period ended July 31, 2014.

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

1. Derivatives — The Fund uses instruments including futures contracts, forward foreign currency exchange contracts, options and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (a) — (b) below describe the various derivatives used by the Fund.

(a). Futures Contracts — The Fund uses treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

(b). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.4%
	Consumer Discretionary — 14.5%
	Auto Components — 0.6%
149	Johnson Controls, Inc.	7,027
2	TRW Automotive Holdings Corp. (a)	194

		7,221

	Automobiles — 1.4%
555	General Motors Co.	18,783

	Hotels, Restaurants & Leisure — 0.9%
174	Yum! Brands, Inc.	12,050

	Internet & Catalog Retail — 1.2%
11	Amazon.com, Inc. (a)	3,584
10	Priceline Group, Inc. (The) (a)	11,875

		15,459

	Media — 7.3%
37	Charter Communications, Inc., Class A (a)	5,696
397	Comcast Corp., Class A	21,321
132	DISH Network Corp., Class A (a)	8,144
19	Time Warner Cable, Inc.	2,767
409	Time Warner, Inc.	33,980
47	Time, Inc. (a)	1,128
329	Twenty-First Century Fox, Inc., Class A	10,427
149	Walt Disney Co. (The)	12,790

		96,253

	Specialty Retail — 2.7%
11	AutoZone, Inc. (a)	5,439
174	Home Depot, Inc. (The)	14,089
338	Lowe’s Cos., Inc.	16,150

		35,678

	Textiles, Apparel & Luxury Goods — 0.4%
35	Lululemon Athletica, Inc., (Canada) (a)	1,354
63	V.F. Corp.	3,844

		5,198

	Total Consumer Discretionary	190,642

	Consumer Staples — 6.0%
	Beverages — 1.0%
93	Molson Coors Brewing Co., Class B	6,314
84	PepsiCo, Inc.	7,404

		13,718

	Food & Staples Retailing — 1.0%
24	Costco Wholesale Corp.	2,852
138	CVS Caremark Corp.	10,545

		13,397

	Food Products — 1.8%
220	Archer-Daniels-Midland Co.	10,210
103	General Mills, Inc.	5,147
220	Mondelez International, Inc., Class A	7,931

		23,288

	Household Products — 1.8%
119	Colgate-Palmolive Co.	7,553
205	Procter & Gamble Co. (The)	15,829

		23,382

	Personal Products — 0.4%
67	Estee Lauder Cos., Inc. (The), Class A	4,911

	Total Consumer Staples	78,696

	Energy — 9.9%
	Energy Equipment & Services — 2.7%
83	Halliburton Co.	5,725
277	Schlumberger Ltd.	30,002

		35,727

	Oil, Gas & Consumable Fuels — 7.2%
134	Anadarko Petroleum Corp.	14,334
52	Cheniere Energy, Inc. (a)	3,669
78	EOG Resources, Inc.	8,571
57	EQT Corp.	5,337
185	Exxon Mobil Corp.	18,350
219	Marathon Oil Corp.	8,477
204	Occidental Petroleum Corp.	19,981
192	Phillips 66	15,541

		94,260

	Total Energy	129,987

	Financials — 14.7%
	Banks — 6.3%
1,670	Bank of America Corp.	25,468
93	BB&T Corp.	3,451
345	Citigroup, Inc.	16,890
46	SVB Financial Group (a)	4,965
636	Wells Fargo & Co.	32,396

		83,170

	Capital Markets — 3.0%
203	Invesco Ltd.	7,652
682	Morgan Stanley	22,050
130	State Street Corp.	9,136

		38,838

	Consumer Finance — 0.5%
89	Capital One Financial Corp.	7,096

	Diversified Financial Services — 0.8%
56	Intercontinental Exchange, Inc.	10,823

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — 4.1%
165	ACE Ltd., (Switzerland)	16,497
107	Hartford Financial Services Group, Inc. (The)	3,669
251	Marsh & McLennan Cos., Inc.	12,728
371	MetLife, Inc.	19,501
15	Prudential Financial, Inc.	1,314

		53,709

	Total Financials	193,636

	Health Care — 15.5%
	Biotechnology — 3.7%
60	Alexion Pharmaceuticals, Inc. (a)	9,497
50	Biogen Idec, Inc. (a)	16,742
181	Celgene Corp. (a)	15,762
74	Vertex Pharmaceuticals, Inc. (a)	6,554

		48,555

	Health Care Equipment & Supplies — 1.1%
144	Abbott Laboratories	6,047
326	Boston Scientific Corp. (a)	4,172
49	Stryker Corp.	3,895

		14,114

	Health Care Providers & Services — 2.7%
110	Humana, Inc.	12,910
275	UnitedHealth Group, Inc.	22,291

		35,201

	Health Care Technology — 0.3%
64	Cerner Corp. (a)	3,515

	Life Sciences Tools & Services — 0.4%
24	Mettler-Toledo International, Inc. (a)	6,131

	Pharmaceuticals — 7.3%
31	Actavis plc (a)	6,583
59	Allergan, Inc.	9,729
396	Bristol-Myers Squibb Co.	20,047
381	Johnson & Johnson	38,094
226	Merck & Co., Inc.	12,850
57	Perrigo Co. plc, (Ireland)	8,631

		95,934

	Total Health Care	203,450

	Industrials — 11.1%
	Aerospace & Defense — 3.8%
226	Honeywell International, Inc.	20,713
50	Textron, Inc.	1,836
258	United Technologies Corp.	27,120

		49,669

	Airlines — 1.0%
122	Delta Air Lines, Inc.	4,562
195	United Continental Holdings, Inc. (a)	9,064

		13,626

	Building Products — 0.8%
53	Fortune Brands Home & Security, Inc.	2,002
405	Masco Corp.	8,426

		10,428

	Commercial Services & Supplies — 0.4%
102	Tyco International Ltd., (Switzerland)	4,419

	Construction & Engineering — 0.8%
146	Fluor Corp.	10,643

	Electrical Equipment — 1.1%
102	Eaton Corp. plc	6,917
124	Emerson Electric Co.	7,901

		14,818

	Machinery — 1.7%
61	Flowserve Corp.	4,534
206	PACCAR, Inc.	12,831
51	WABCO Holdings, Inc. (a)	4,961

		22,326

	Road & Rail — 1.5%
50	Canadian Pacific Railway Ltd., (Canada)	9,497
338	CSX Corp.	10,117

		19,614

	Total Industrials	145,543

	Information Technology — 20.7%
	Communications Equipment — 2.3%
375	Cisco Systems, Inc.	9,473
284	QUALCOMM, Inc.	20,947

		30,420

	Internet Software & Services — 4.1%
191	Facebook, Inc., Class A (a)	13,887
28	Google, Inc., Class A (a)	16,326
42	Google, Inc., Class C (a)	24,238

		54,451

	IT Services — 2.1%
59	Accenture plc, (Ireland), Class A	4,669
33	Alliance Data Systems Corp. (a)	8,742
192	MasterCard, Inc., Class A	14,266

		27,677

	Semiconductors & Semiconductor Equipment — 4.3%
337	Avago Technologies Ltd., (Singapore)	23,387
160	Broadcom Corp., Class A	6,115

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — Continued
165	KLA-Tencor Corp.	11,806
228	Lam Research Corp.	15,949

		57,257

	Software — 4.2%
116	Adobe Systems, Inc. (a)	7,983
100	Citrix Systems, Inc. (a)	6,741
630	Microsoft Corp.	27,178
328	Oracle Corp.	13,248

		55,150

	Technology Hardware, Storage & Peripherals — 3.7%
503	Apple, Inc.	48,110

	Total Information Technology	273,065

	Materials — 3.4%
	Chemicals — 1.4%
224	Dow Chemical Co. (The)	11,419
67	Monsanto Co.	7,574

		18,993

	Construction Materials — 0.3%
33	Martin Marietta Materials, Inc.	4,120

	Metals & Mining — 1.7%
556	Alcoa, Inc.	9,112
343	Freeport-McMoRan, Inc.	12,780

		21,892

	Total Materials	45,005

	Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.7%
434	Verizon Communications, Inc.	21,872

	Utilities — 1.9%
	Electric Utilities — 1.0%
149	NextEra Energy, Inc.	13,948

	Multi-Utilities — 0.9%
301	NiSource, Inc.	11,351

	Total Utilities	25,299

	Total Common Stocks (Cost $878,242)	1,307,195

Short-Term Investment — 0.5%
	Investment Company — 0.5%
7,066	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $7,066)	7,066

	Total Investments — 99.9% (Cost $885,308)	1,314,261
	Other Assets in Excess of Liabilities — 0.1%	1,415

	NET ASSETS — 100.0%	$1,315,676

Percentages indicated are based on net assets.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$430,548
Aggregate gross unrealized depreciation	(1,595)

Net unrealized appreciation/depreciation	$428,953

Federal income tax cost of investments	$885,308

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,314,261	$—	$—	$1,314,261

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for the industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2014.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 97.8% (t)
	Alabama — 0.4%
	Education — 0.4%
8,135	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/16	9,000

	Arizona — 3.0%
	Education — 0.0% (g)
175	Arizona State University, Rev., AMBAC, 5.000%, 07/01/19	182

	General Obligation — 0.8%
	City of Goodyear,
1,300	GO, AGM, 6.000%, 07/01/17	1,501
1,375	GO, AGM, 6.000%, 07/01/18	1,636
1,400	GO, AGM, 6.000%, 07/01/19	1,662
3,450	City of Phoenix, Various Purpose, Series A, GO, 5.000%, 07/01/17	3,889
725	Maricopa County Unified School District No. 48, Scottsdale, School Improvement, Series A, GO, NATL-RE, FGIC, 5.000%, 07/01/16	757
275	Maricopa County Unified School District No. 48, Scottsdale, Unrefunded Balance, School Improvement, Series A, GO, NATL-RE, FGIC, 5.000%, 07/01/16	287
8,130	Maricopa County Unified School District No. 69-Paradise Valley, GO, NATL-RE, FGIC, 5.200%, 07/01/16	8,860

		18,592

	Other Revenue — 2.0%
	Arizona State Transportation Board,
16,705	Series A, Rev., GAN, 5.250%, 07/01/25	19,276
17,135	Series A, Rev., GAN, 5.250%, 07/01/26	19,666
3,000	Arizona State Transportation Board, Maricopa County Regional Area Road, Rev., 5.000%, 07/01/24	3,485
	Phoenix Civic Improvement Corp., Senior Lien,
1,085	Series C, Rev., 5.000%, 07/01/22	1,276
1,000	Series C, Rev., 5.000%, 07/01/24	1,155

		44,858

	Special Tax — 0.1%
1,845	Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.000%, 07/01/17	2,080

	Utility — 0.1%
1,500	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.000%, 01/01/22	1,744

	Total Arizona	67,456

	Arkansas — 0.4%
	Special Tax — 0.3%
5,650	City of Fayetteville, Sales & Use Tax, Series A, Rev., AGM, 4.750%, 11/01/18	6,129

	Water & Sewer — 0.1%
1,815	City of Fort Smith, Water & Sewer, Rev., AGM, 5.000%, 10/01/22	2,073

	Total Arkansas	8,202

	California — 9.7%
	Education — 1.1%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	2,207
	California State Public Works Board, University of California Research Project,
3,025	Series E, Rev., 5.250%, 10/01/16 (p)	3,344
	University of California,
5,285	Series O, Rev., 5.750%, 05/15/28	6,313
5,000	Series O, Rev., 5.750%, 05/15/29	5,962
6,045	University of California Regents Medical Center, Series A, Rev., NATL-RE, 4.750%, 05/15/22	6,316

		24,142

	General Obligation — 4.0%
	Carlsbad Unified School District,
2,500	GO, Zero Coupon, 05/01/16	2,479
2,000	GO, Zero Coupon, 05/01/17	1,934
1,490	GO, Zero Coupon, 05/01/19	1,359
3,445	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/26	1,977
	Contra Costa Community College District,
2,115	GO, 5.000%, 08/01/21	2,573
1,000	GO, 5.000%, 08/01/22	1,200
1,000	GO, 5.000%, 08/01/24	1,178
1,225	County of Santa Clara, Milpitas Unified School District, Series B, GO, 4.000%, 08/01/37 (w)	1,246
1,090	Evergreen Elementary School District,
	Series A, GO, AGM, 6.000%, 08/01/16	1,212

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
5,845	Grossmont-Cuyamaca Community College District, Capital Appreciation, GO, AGC, Zero Coupon, 08/01/15	5,825
145	Los Altos School District, Unrefunded Balance, GO, AMBAC, 5.000%, 08/01/21	158
	Los Angeles Unified School District,
1,000	Series A-1, GO, AGM, 5.000%, 07/01/19	1,126
2,750	Series B, GO, FGIC, 4.750%, 07/01/21	2,969
5,000	Series D, GO, 5.250%, 07/01/24	5,881
80	Los Angeles Unified School District, Headquarters Building Projects, Series B, COP, 5.000%, 10/01/31	89
	San Diego Unified School District, Election of 1998,
3,800	Series C-2, GO, AGM, 5.500%, 07/01/24	4,817
1,000	Series F-1, GO, AGM, 5.250%, 07/01/28	1,243
2,860	San Francisco City & County, Clean & Safe Neighborhood Park, GO, 4.000%, 06/15/24	3,112
	State Center Community College District,
1,705	GO, 5.000%, 08/01/22	2,060
1,000	GO, 5.000%, 08/01/24	1,183
1,000	State of California, GO, 5.000%, 08/01/16	1,093
	State of California, Various Purpose,
1,720	GO, 5.000%, 03/01/16	1,848
940	GO, 5.000%, 04/01/16	1,014
3,810	GO, 5.000%, 04/01/17	4,261
5,000	GO, 5.000%, 04/01/20	5,852
2,000	GO, 5.000%, 09/01/26	2,273
10,000	GO, 5.500%, 04/01/18	11,681
5,000	GO, 5.500%, 04/01/21	5,938
5,000	GO, 5.625%, 04/01/26	5,879
6,600	GO, 6.500%, 04/01/33	8,029

		91,489

	Hospital — 0.2%
	California Health Facilities Financing Authority, Providence Health & Services,
1,500	Series C, Rev., 6.250%, 10/01/24 (p)	1,831
2,000	Series C, Rev., 6.250%, 10/01/28 (p)	2,441
1,000	University of California, Unrefunded Balance, UCLA Medical Center, Series B, Rev., AMBAC, 5.500%, 05/15/20	1,002

		5,274

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
200	California Infrastructure & Economic Development Bank, Revolving Fund, Rev., 5.000%, 10/01/14 (p)	202

	Other Revenue — 3.6%
7,000	Bay Area Toll Authority, San Francisco Bay Area Toll Bridge, Rev., VAR, 04/01/47	7,064
8,700	California State Public Works Board, University of California, Series H, Rev., 5.000%, 09/01/32	9,608
	California State University, Unrefunded Balance, Systemwide,
1,040	Series A, Rev., AGM, 4.750%, 11/01/22	1,044
870	Series A, Rev., AGM, 4.750%, 11/01/24	873
	City of Los Angeles, Department of Water & Power, Power System,
1,025	Series A, Rev., 5.000%, 07/01/30	1,177
2,100	Series B, Rev., 5.000%, 07/01/31	2,427
1,925	Series B, Rev., 5.000%, 07/01/32	2,205
2,475	Golden West Schools Financing Authority, Placentia-Yorba Linda University, Rev., AMBAC, 5.500%, 08/01/20	2,964
	Los Angeles Department of Water & Power, Power System,
2,500	Series A, Rev., 5.000%, 07/01/23	3,036
25,385	Series B, Rev., 5.000%, 07/01/28	29,710
2,545	Metropolitan Water District Southern Water Works, Series A, Rev., 5.000%, 10/01/25	3,021
2,500	Sacramento County Sanitation Districts Financing Authority, Series A, Rev., 5.000%, 12/01/44	2,812
6,000	San Diego County Water Authority, Series A, Rev., 5.000%, 05/01/30	6,956
3,110	Simi Valley School Financing Authority, Rev., AGM, 5.000%, 08/01/21	3,547
5,000	University of California, Series AF, Rev., 5.000%, 05/15/27	5,895

		82,339

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Prerefunded — 0.1%
	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges, First Lien,
340	Series A, Rev., AGM, 5.000%, 07/01/22 (p)	418
2,315	Series A, Rev., FGIC, 5.000%, 07/01/25	2,919
105	Los Altos School District, GO, AMBAC, 5.000%, 08/01/16 (p)	115

		3,452

	Utility — 0.4%
2,070	California State Department of Water Resources, Power Supply, Series H, Rev., AGM-CR, 5.000%, 05/01/21	2,382
5,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	5,770

		8,152

	Water & Sewer — 0.3%
4,750	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	3,507
	City of Vallejo, Water Revenue,
1,690	Rev., NATL-RE, 5.000%, 05/01/18	1,801
1,370	Rev., NATL-RE, 5.000%, 05/01/21	1,444

		6,752

	Total California	221,802

	Colorado — 2.3%
	Certificate of Participation/Lease — 0.3%
5,830	Colorado Higher Education, COP, 5.500%, 11/01/27	6,681

	General Obligation — 1.4%
3,450	Adams 12 Five Star Schools, GO, 4.000%, 12/15/23	3,848
	Douglas County School District No. Re-1, Douglas & Elbert Counties,
4,375	GO, 5.250%, 12/15/20	5,268
6,950	GO, 5.250%, 12/15/23	8,574
2,345	GO, 5.250%, 12/15/25	2,941
10,000	Jefferson County School District No. R-1, GO, 5.000%, 12/15/22	12,069

		32,700

	Prerefunded — 0.5%
2,170	Colorado Higher Education, COP, 5.500%, 11/01/18 (p)	2,562
5,000	Colorado Regional Transportation District, FasTracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,517
4,250	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	3,515

		11,594

	Utility — 0.1%
1,225	Platte River Power Authority, Series HH, Rev., 5.000%, 06/01/22	1,428

	Total Colorado	52,403

	Connecticut — 1.2%
	Certificate of Participation/Lease — 0.1%
3,000	State of Connecticut, Transportation Infrastructure, Special Tax, Series A, Rev., AMBAC, 5.000%, 07/01/20	3,133

	Education — 0.0% (g)
1,000	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Series I, Rev., NATL-RE, 5.000%, 07/01/26	1,102

	General Obligation — 1.0%
	City of Greenwich,
325	GO, 4.000%, 06/01/22	353
200	GO, 5.000%, 06/01/20	229
	City of Hartford,
250	GO, AGC, 5.000%, 11/15/16	275
270	GO, AGC, 5.000%, 11/15/17	305
345	GO, AGC, 5.000%, 11/15/18	398
	State of Connecticut,
3,500	Series B, GO, AMBAC, 5.250%, 06/01/19	4,134
4,980	Series B, GO, AMBAC, 5.250%, 06/01/20	5,974
8,200	Series E, GO, 5.000%, 08/15/30	9,420
650	Town of Trumbull, GO, 5.000%, 09/15/15	685

		21,773

	Water & Sewer — 0.1%
	South Central Regional Water Authority, Water System Revenue,
250	Series A, Rev., NATL-RE, 5.250%, 08/01/19	297
1,290	Series A, Rev., NATL-RE, 5.250%, 08/01/20	1,547

		1,844

	Total Connecticut	27,852

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Delaware — 0.2%
	General Obligation — 0.0% (g)
1,000	State of Delaware, Series C, GO, 5.000%, 03/01/21	1,207

	Other Revenue — 0.2%
	University of Delaware,
1,000	Series B, Rev., 5.000%, 11/01/15	1,060
1,000	Series B, Rev., 5.000%, 11/01/18	1,164
1,000	Series B, Rev., 5.000%, 11/01/21	1,167
500	Wilmington Parking Authority, Rev., AGM, 5.250%, 09/15/15	527

		3,918

	Total Delaware	5,125

	District of Columbia — 1.1%
	Other Revenue — 1.1%
	District of Columbia Water & Sewer Authority, Sub Lien,
5,000	Series C, Rev., 5.000%, 10/01/25	5,898
5,000	Series C, Rev., 5.000%, 10/01/29	5,758
	District of Columbia, Income Tax,
3,395	Series A, Rev., 5.000%, 12/01/17	3,876
6,000	Series A, Rev., 5.000%, 12/01/19	7,090
2,000	Series A, Rev., 5.000%, 12/01/20	2,389

	Total District of Columbia	25,011

	Florida — 3.9%
	Certificate of Participation/Lease — 0.2%
3,000	Tampa Sports Authority, Sales Tax Payments Stadium Project, Rev., AGM, 5.000%, 01/01/23	3,060

	Certificate Of Participation/Lease — 0.1%
2,500	Miami-Dade County, School Board, Series A, COP, NATL-RE, FGIC, 5.000%, 05/01/18	2,764

	General Obligation — 2.6%
	Florida State Board of Education, Public Education Capital Outlay,
5,090	Series A, GO, 5.000%, 06/01/24	5,952
15,000	Series B, GO, 4.750%, 06/01/21	15,698
32,375	Series D, GO, 5.000%, 06/01/25	38,239

		59,889

	Other Revenue — 0.1%
2,500	Tampa Bay Water Florida Utility System Revenue, Regional Water Supply Authority, Rev., NATL-RE, FGIC, 5.250%, 10/01/16	2,762

	Prerefunded — 0.2%
4,900	City of Gainesville, Utilities System, Series A, Rev., AGM, 5.000%, 10/01/15 (p)	5,174

	Water & Sewer — 0.7%
15,180	Miami-Dade County, Water & Sewer Systems, Series B, Rev., AGM, 5.000%, 10/01/15	16,034

	Total Florida	89,683

	Georgia — 4.9%
	Education — 0.1%
1,050	Private Colleges & Universities Authority, Emory University, Series B, Rev., 5.000%, 09/01/19	1,236

	General Obligation — 2.5%
5,000	Douglas County School District, GO, AGM, 5.000%, 04/01/17 (p)	5,597
	State of Georgia,
3,425	Series A, GO, 5.000%, 09/01/15 (p)	3,604
3,140	Series B, GO, 5.000%, 07/01/19	3,705
3,300	Series B, GO, 5.000%, 07/01/20	3,953
1,000	Series B, GO, 5.750%, 08/01/17	1,154
14,960	Series C, GO, 5.000%, 07/01/17	16,888
3,935	Series E, GO, 5.000%, 08/01/16	4,302
14,790	Series F, GO, 5.000%, 12/01/19	17,577

		56,780

	Other Revenue — 0.6%
6,000	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/21	7,075
5,000	Fulton County, Water & Sewerage, Rev., 5.000%, 01/01/23	5,817
125	Henry County Water & Sewerage Authority, Rev., 5.000%, 02/01/29	142

		13,034

	Special Tax — 0.5%
10,000	Georgia State Road and Tollway Authority, Federal Highway, Grant Anticipation Bonds, Series A, Rev., AGM, 5.000%, 06/01/18	11,485

	Transportation — 0.4%
	Georgia State Road and Tollway Authority, Federal Highway, Grant Anticipation Bonds,
7,375	Rev., NATL-RE, 5.000%, 06/01/17	7,959
2,000	Rev., NATL-RE, 5.000%, 06/01/18	2,159

		10,118

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Utility — 0.3%
5,700	Municipal Electric Authority of Georgia, Series B, Rev., 6.250%, 01/01/17	6,476

	Water & Sewer — 0.5%
6,895	Cobb County, Water & Sewer, Rev., 5.000%, 07/01/22	7,983
3,335	Gwinnett County Water & Sewerage Authority, Rev., 5.000%, 08/01/19	3,854

		11,837

	Total Georgia	110,966

	Hawaii — 0.8%
	General Obligation — 0.1%
2,750	State of Hawaii, Series D, GO, 5.000%, 06/01/16 (p)	2,987

	Transportation — 0.1%
2,575	State of Hawaii, Rev., 5.000%, 01/01/19	2,995

	Water & Sewer — 0.6%
	City & County of Honolulu, Wastewater System, Second Bond Resolution,
3,740	Series A, Rev., AGM, 5.000%, 07/01/23	4,259
2,740	Series A, Rev., AGM, 5.000%, 07/01/24	3,121
4,915	Series A, Rev., AGM, 5.000%, 07/01/25	5,598

		12,978

	Total Hawaii	18,960

	Idaho — 0.4%
	Hospital — 0.4%
8,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/23	9,387

	Illinois — 0.9%
	General Obligation — 0.0% (g)
140	Du Page & Will Counties Community School District No. 204 Indian Prairie, School Building, Series F, GO, AGM-CR, FGIC, 6.250%, 12/30/21	177
625	Village of Schaumburg, Series A, GO, 4.000%, 12/01/20	702

		879

	Other Revenue — 0.2%
	City of Chicago, Motor Fuel Tax,
150	Rev., 5.000%, 01/01/20	171
200	Rev., 5.000%, 01/01/21	227
150	Rev., 5.000%, 01/01/22	170
3,000	Illinois State Toll Highway Authority, Series A, Rev., 5.000%, 12/01/22	3,597

		4,165

	Special Tax — 0.1%
3,000	City of Chicago, Sales Tax, Rev., AGM, 5.000%, 01/01/18	3,122

	Transportation — 0.5%
5,000	Chicago O’Hare International Airport, Third Lien, Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/22	5,292
610	Chicago Transit Authority, Capital Grant, Federal Transit Administration, Rev., AMBAC, 5.000%, 12/01/16 (p)	676
5,000	Illinois State Toll Highway Authority, Series A, Rev., AGM, 5.500%, 01/01/15	5,111
750	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	942

		12,021

	Water & Sewer — 0.1%
1,125	City of Chicago, Wastewater Transmission, Series A, Rev., 5.250%, 01/01/30	1,235

	Total Illinois	21,422

	Indiana — 1.2%
	Education — 0.2%
3,570	Purdue University, Student Facilities Systems, Series A, Rev., 5.250%, 07/01/20	4,292

	Other Revenue — 1.0%
2,125	Center Grove 2000 Building Corp., First Mortgage, Rev., NATL-RE, FGIC, 5.250%, 07/10/24	2,222
	City of Evansville, Waterworks District,
325	Series B, Rev., 5.000%, 01/01/22	384
375	Series B, Rev., 5.000%, 01/01/23	437
160	Indiana Bond Bank, Special Program, Series D, Rev., AGM, 5.000%, 08/01/19	171
9,870	Indiana Finance Authority, Revolving Fund, Series A, Rev., 5.000%, 02/01/26	11,550
1,750	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.000%, 01/01/22	2,022
4,050	Indianapolis Local Public Improvement Bond Bank, Stormwater Project, Series D, Rev., 5.000%, 01/01/26	4,714
	South Bend Community School Corp., First Mortgage,
855	Rev., AGM, 5.000%, 01/05/16	911

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
1,030	Rev., AGM, 5.000%, 07/05/17	1,157

		23,568

	Total Indiana	27,860

	Iowa — 0.3%
	Other Revenue — 0.3%
	Iowa Finance Authority, State Revolving Fund,
1,000	Rev., 5.000%, 08/01/19	1,181
5,440	Rev., 5.000%, 08/01/26	6,296

	Total Iowa	7,477

	Kansas — 2.7%
	Industrial Development Revenue/Pollution Control Revenue — 0.6%
	Kansas Development Finance Authority, Commerce Impact,
5,815	Rev., 5.000%, 06/01/16	6,300
6,105	Rev., 5.000%, 06/01/17	6,846

		13,146

	Other Revenue — 0.6%
1,745	Kansas Development Finance Authority, Kansas Transitional Revolving Fund, Rev., 5.000%, 10/01/16	1,839
7,000	Kansas State Department of Transportation, Highway, Series A, Rev., 5.000%, 09/01/16	7,677
4,800	State of Kansas, Department of Transportation, Highway, Series A, Rev., 5.000%, 09/01/18	5,585

		15,101

	Prerefunded — 1.3%
21,045	City of Olathe & County of Labette, Capital Accumulator, Series A, Rev., Zero Coupon, 02/01/16 (p)	20,947
9,015	Counties of Reno, Sedgwick & Finney , Single Family Mortgage, Capital Accumulator, Series A, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	8,963

		29,910

	Utility — 0.2%
3,755	Wyandotte County-Kansas City Unified Government, Utility System, Rev., AMBAC, 5.650%, 09/01/14 (p)	3,960

	Total Kansas	62,117

	Kentucky — 0.8%
	Other Revenue — 0.8%
	Kentucky State Property & Buildings Commission, Project No. 89,
6,145	Rev., AGM, 5.000%, 11/01/22	7,033
1,000	Rev., AGM, 5.000%, 11/01/24	1,142
5,185	Kentucky Turnpike Authority, Revitalization Projects, Series A, Rev., 5.000%, 07/01/28	5,903
3,955	Louisville & Jefferson County Metro Government Board of Water Works, Series A, Rev., 5.000%, 11/15/18	4,608

	Total Kentucky	18,686

	Louisiana — 0.4%
	Other Revenue — 0.1%
1,250	City of Alexandria, Utilities, Series A, Rev., 5.000%, 05/01/43	1,338

	Prerefunded — 0.3%
4,375	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	4,036
3,270	Louisiana Public Facilities Authority, Multi-Family Housing, CR, Series A, Rev., Zero Coupon, 02/01/20 (p)	2,993

		7,029

	Total Louisiana	8,367

	Maryland — 2.9%
	Education — 0.4%
	University System of Maryland, Tuition,
4,340	Series A, Rev., 5.000%, 04/01/17	4,856
4,560	Series A, Rev., 5.000%, 04/01/18	5,245

		10,101

	General Obligation — 1.3%
5,000	Montgomery County, Public Improvement, Series A, GO, 5.000%, 05/01/17	5,613
20,000	State of Maryland, State & Local Facilities, Series C, GO, 5.000%, 11/01/18	23,356

		28,969

	Other Revenue — 0.5%
4,725	Baltimore Board of School Commissioners, Rev., 5.000%, 05/01/17	5,298
4,605	Maryland State Transportation Authority, Transportation Facilities Project, Rev., 5.000%, 07/01/22	5,543

		10,841

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Transportation — 0.7%
	Maryland State Department of Transportation,
4,000	Rev., 4.000%, 03/01/18	4,335
9,880	Rev., 5.250%, 12/15/17	11,390

		15,725

	Total Maryland	65,636

	Massachusetts — 2.6%
	Certificate of Participation/Lease — 0.6%
10,000	Massachusetts Bay Transportation Authority, Series A, Rev., 5.250%, 07/01/27	12,584

	General Obligation — 0.7%
9,000	Commonwealth of Massachusetts, Series A, GO, 5.250%, 08/01/19	10,690
5,000	Commonwealth of Massachusetts, Consolidated Loan of 2014, Series C, GO, 4.000%, 07/01/31	5,274

		15,964

	Other Revenue — 0.6%
	Boston Housing Authority,
1,790	Rev., AGM, 5.000%, 04/01/15	1,845
1,770	Rev., AGM, 5.000%, 04/01/17	1,958
1,925	Massachusetts Bay Transportation Authority, Series A, Rev., 5.000%, 07/01/21	2,326
7,420	Massachusetts School Building Authority, Dedicated Sales Tax, Series B, Rev., 5.000%, 08/15/30	8,564

		14,693

	Prerefunded — 0.5%
200	Commonwealth of Massachusetts, Series C, GO, AGM, 5.500%, 12/01/22 (p)	251
5,000	Commonwealth of Massachusetts, Consolidated Lien, Series C, GO, NATL-RE-IBC, 5.500%, 11/01/16 (p)	5,578
5,000	Commonwealth of Massachusetts, Consolidated Loan of 2006, Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	5,519

		11,348

	Special Tax — 0.2%
3,840	Massachusetts School Building Authority, Series A, Rev., AGM, 5.000%, 08/15/15 (p)	4,033

	Total Massachusetts	58,622

	Michigan — 1.1%
	Education — 0.2%
4,170	University of Michigan, Series A, Rev., 5.000%, 04/01/21	4,782

	General Obligation — 0.1%
1,000	Brandon School District, School Building & Site, GO, AGM, Q-SBLF, 5.000%, 05/01/17	1,074
2,000	Huron Valley School District, GO, Q-SBLF, 5.000%, 05/01/24	2,267

		3,341

	Other Revenue — 0.7%
10,000	City of Grand Rapids, Sanitary Sewer System, Series A, Rev., 5.500%, 01/01/22	11,926
3,000	Michigan Finance Authority, State Revolving Fund, Clean Water, Rev., 5.000%, 10/01/21	3,615

		15,541

	Transportation — 0.1%
1,240	State of Michigan, Trunk Line Fund, Rev., 5.000%, 11/15/28	1,410

	Total Michigan	25,074

	Minnesota — 1.8%
	General Obligation — 1.2%
	Olmsted County, Crossover,
2,085	Series A, GO, 4.000%, 02/01/23	2,351
775	Series A, GO, 5.000%, 02/01/21	934
	State of Minnesota,
5,000	GO, 5.000%, 08/01/16	5,467
6,760	Series C, GO, 5.000%, 08/01/16	7,391
1,270	State of Minnesota, Trunk Highway, Series B, GO, 5.000%, 10/01/21	1,537
8,275	State of Minnesota, Various Purpose, Series F, GO, 5.000%, 08/01/20	9,904

		27,584

	Other Revenue — 0.6%
910	State of Minnesota, GO, 5.000%, 11/01/19	1,001
9,705	State of Minnesota, General Fund Refunding Appropriation, Series B, Rev., 5.000%, 03/01/25	11,435

		12,436

	Total Minnesota	40,020

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Mississippi — 0.7%
	Prerefunded — 0.7%
15,750	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	15,624

	Missouri — 5.0%
	General Obligation — 0.1%
2,260	Missouri Highways & Transportation Commission, Federal Reimbursement, Series A, GO, 5.000%, 05/01/17	2,536

	Other Revenue — 3.1%
	Kansas City Industrial Development Authority, Downtown Redevelopment District,
7,640	Series A, Rev., 5.000%, 09/01/20	8,834
6,620	Series A, Rev., 5.000%, 09/01/21	7,676
10,500	Missouri Highways & Transportation Commission, First Lien Refunding State Road, Series A, Rev., 5.000%, 05/01/26	13,183
	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds,
10,805	Series A, Rev., 5.000%, 01/01/19	12,596
20,915	Series A, Rev., 5.000%, 01/01/21	24,507
2,355	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series B, Rev., 5.000%, 07/01/25	2,791

		69,587

	Transportation — 1.8%
	Missouri Highways & Transportation Commission, Federal Reimbursement,
3,730	Series A, Rev., 5.000%, 05/01/16	4,038
4,060	Series A, Rev., 5.000%, 05/01/20	4,744
7,000	Missouri Highways & Transportation Commission, Senior Lien, Rev., 5.000%, 02/01/21	7,758
	Missouri State Highways & Transit Commission, First Lien,
7,000	Series A, Rev., 5.000%, 05/01/16 (p)	7,577
6,000	Series B, Rev., 5.000%, 05/01/16 (p)	6,494
5,000	Missouri State Highways & Transit Commission, Second Lien, Rev., 5.000%, 05/01/16	5,413
5,000	Missouri State Highways & Transit Commission, Senior Lien, Rev., 5.000%, 02/01/16	5,358

		41,382

	Total Missouri	113,505

	Nebraska — 0.9%
	Education — 0.4%
	University of Nebraska Facilities Corp., Deferred Maintenance,
3,625	Rev., AMBAC, 5.000%, 07/15/18	3,943
3,715	Rev., AMBAC, 5.000%, 07/15/19	4,040

		7,983

	General Obligation — 0.1%
1,960	Omaha City Convention Center/Arena Project, GO, 5.250%, 04/01/27	2,498

	Other Revenue — 0.2%
5,000	Omaha Public Power District, Electric System, Series A, Rev., 4.000%, 02/01/32	5,238

	Utility — 0.2%
	Nebraska Public Power District,
250	Series B, Rev., AGM, 5.000%, 01/01/17	276
600	Series B, Rev., AGM, 5.000%, 01/01/18	675
2,500	Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/17	2,661

		3,612

	Total Nebraska	19,331

	Nevada — 0.7%
	General Obligation — 0.2%
5,000	State of Nevada, Projects R9-A-R13-F, Series F, GO, AGM, 5.000%, 12/01/24	5,194

	Other Revenue — 0.1%
	Nevada System of Higher Education University, Unrefunded Balance,
640	Series B, Rev., AMBAC, 5.000%, 07/01/21	679
675	Series B, Rev., AMBAC, 5.000%, 07/01/22	716

		1,395

	Prerefunded — 0.2%
3,795	Clark County School District, Series C, GO, AGM, 5.000%, 12/15/15 (p)	4,045

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Water & Sewer — 0.2%
5,000	Truckee Meadows Water Authority, Rev., AGM, 5.000%, 07/01/16	5,418

	Total Nevada	16,052

	New Hampshire — 0.2%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
	New Hampshire Municipal Bond Bank,
1,025	Series E, Rev., 5.000%, 01/15/23	1,165
1,035	Series E, Rev., 5.000%, 01/15/24	1,174
1,195	Series E, Rev., 5.000%, 01/15/26	1,351
1,250	Series E, Rev., 5.000%, 01/15/27	1,410

	Total New Hampshire	5,100

	New Jersey — 2.5%
	Education — 0.3%
7,500	New Jersey Higher Education Assistance Authority, Series A, Rev., 5.000%, 06/01/15	7,759

	General Obligation — 0.3%
850	North Brunswick Township Board of Education, GO, 5.000%, 07/15/22	980
1,995	Sussex County Municipal Utilities Authority, Capital Appreciation, Series B, GO, AGM, Zero Coupon, 12/01/20	1,749
	Township of Maplewood, General Improvement,
775	GO, 4.000%, 10/15/17	856
1,505	GO, 5.000%, 10/15/21	1,802
	Township of Woodbridge,
1,100	GO, 5.000%, 07/15/22	1,263
1,200	GO, 5.000%, 07/15/23	1,365

		8,015

	Other Revenue — 1.3%
	New Jersey Economic Development Authority, School Facilities Construction,
10,000	Rev., 5.000%, 06/15/29	11,006
5,000	Series NN, Rev., 5.000%, 03/01/29	5,470
	New Jersey EDA, School Facilities Construction,
1,500	Series NN, Rev., 5.000%, 03/01/23	1,705
5,000	Series NN, Rev., 5.000%, 03/01/25	5,629
60	New Jersey Environmental Infrastructure Trust, Unrefunded Balance, Series A, Rev., 5.000%, 09/01/15 (p)	63
5,000	New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 5.000%, 06/15/36	5,335

		29,208

	Prerefunded — 0.3%
6,000	Garden State Preservation Trust, Open Space & Farmland Preservations, Series A, Rev., AGM, 5.800%, 11/01/15 (p)	6,416

	Transportation — 0.3%
5,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., AMBAC, 5.250%, 12/15/22	5,794

	Total New Jersey	57,192

	New Mexico — 0.6%
	General Obligation — 0.2%
4,200	New Mexico Finance Authority, Senior Lien Public Project, Series C, GO, 5.000%, 06/01/22	5,051

	Other Revenue — 0.4%
	New Mexico Finance Authority, Senior Lien,
1,625	Series B, Rev., 5.000%, 06/01/22	1,842
1,690	Series B, Rev., 5.000%, 06/01/23	1,911
1,820	Series B, Rev., 5.000%, 06/01/25	2,047
1,965	Series B, Rev., 5.000%, 06/01/27	2,197
1,385	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/21	1,634

		9,631

	Total New Mexico	14,682

	New York — 15.7%
	Education — 1.6%
3,000	Erie County Industrial Development Agency, City of Buffalo School District Project, Series A, Rev., AGM, 5.750%, 05/01/21	3,504
6,750	New York City Transitional Finance Authority, Building Aid Revenue, Series S-2, Rev., NATL-RE, FGIC, 5.000%, 01/15/22	7,398
5,340	New York State Dormitory Authority, Columbia University, Series B, Rev., 5.000%, 07/01/15	5,579
	New York State Dormitory Authority, Education,
4,000	Series A, Rev., 5.000%, 03/15/23	4,610
6,500	Series C, Rev., 5.000%, 12/15/21	7,174

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Education — Continued
	New York State Dormitory Authority, School Districts, Building Finance Program,
675	Series A, Rev., NATL-RE, 5.000%, 10/01/15	711
1,360	Series A, Rev., NATL-RE, 5.000%, 10/01/18	1,489
4,395	New York State Dormitory Authority, University Dormitory Facilities, Series A, Rev., 5.000%, 07/01/22	5,009

		35,474

	General Obligation — 1.1%
100	Briarcliff Manor, Public Improvement, Series A, GO, AGM, 5.000%, 09/01/14	100
	City of New York,
6,085	Series D, GO, 5.000%, 08/01/28	6,977
2,000	Series F, Sub Series F-1, GO, 5.000%, 03/01/27	2,313
4,050	Series F, Sub Series F-1, GO, 5.000%, 03/01/30	4,587
5,000	City of New York, Fiscal Year 2010, Series E, GO, 5.000%, 08/01/23	5,819
4,000	New York City, Series E, GO, 5.000%, 08/01/21	4,752

		24,548

	Hospital — 0.0% (g)
510	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series D, Rev., AGM, 5.000%, 02/15/18	562

	Other Revenue — 8.3%
1,500	Metropolitan Transportation Authority, Series A, Rev., 5.000%, 11/15/41	1,610
16,335	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/24	19,302
4,790	New York City Transitional Finance Authority, Building Aid Revenue, Sub Series S-1A, Rev., 5.000%, 07/15/18	5,524
400	New York City Transitional Finance Authority, Building Aid Revenue, Fiscal Year 2007, Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/16	435
	New York City Transitional Finance Authority, Future Tax Secured,
395	Series A, Sub Series A-2, Rev., 5.000%, 11/01/18	419
9,000	Series D, Sub Series D-1, Rev., 5.000%, 11/01/31	10,234
10,000	Sub Series F-1, Rev., 5.000%, 02/01/31	11,362
9,475	New York Liberty Development Corporation, World Trade Centre Projects, Class 1, Rev., 5.000%, 09/15/30	10,709
	New York State Dormitory Authority,
7,250	Series C, Rev., 5.000%, 03/15/31	8,317
12,500	Series C, Rev., 5.000%, 03/15/33	14,239
8,500	New York State Dormitory Authority, Consolidated Services Contract, Series A, Rev., 5.000%, 07/01/23	9,784
3,500	New York State Dormitory Authority, General Purpose, Series C, Rev., 5.000%, 03/15/41	3,827
6,100	New York State Thruway Authority, Series G, Rev., AGM, 5.000%, 01/01/25	6,372
7,425	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund, Series B, Rev., 5.000%, 04/01/23	8,306
	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund, Unrefunded Balance,
2,195	Rev., AMBAC, 5.000%, 04/01/18	2,318
4,335	Rev., AMBAC, 5.000%, 04/01/21	4,575
	New York State Urban Development Corp., Service Contract,
15,000	Series B, Rev., 5.250%, 01/01/25	17,146
5,000	Series D, Rev., 5.500%, 01/01/19	5,899
7,500	Tobacco Settlement Financing Corp., Asset-Backed, Rev., 5.000%, 06/01/21	8,371
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
25,000	Series A, Rev., 5.000%, 01/01/26	29,152
4,970	Series A-2, Rev., 5.000%, 11/15/28	5,622
1,250	Series B, Rev., 5.000%, 11/15/31	1,425
4,250	Utility Debt Securitization Authority, Series TE, Rev., 5.000%, 12/15/41	4,784

		189,732

	Prerefunded — 0.5%
3,290	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., 5.000%, 05/01/17 (p)	3,693

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Prerefunded — Continued
	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund,
1,005	Series B, Rev., AMBAC, 5.000%, 10/01/15 (p)	1,061
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	5,978

		10,732

	Special Tax — 2.7%
3,750	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.000%, 11/01/21	4,447
5,805	New York Local Government Assistance Corp., Senior Lien, Series B-C/D, Rev., 5.500%, 04/01/19	6,932
7,875	New York Local Government Assistance Corp., Sub Lien, Series A-5, Rev., 5.500%, 04/01/19	9,403
10,000	New York State Dormitory Authority, State Personal Income Tax, Education, Series A, Rev., 5.000%, 03/15/21	11,438
3,000	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series A, Rev., 5.000%, 02/15/43	3,286
1,000	New York State Environmental Facilities Corp., Series A, Rev., 5.000%, 12/15/19	1,136
2,430	New York State Environmental Facilities Corp., State Personal Income Tax, Series A, Rev., 5.250%, 12/15/18	2,862
	New York State Thruway Authority, State Personal Income Tax, Transportation,
10,000	Series A, Rev., 5.000%, 03/15/26	11,744
5,000	Series A, Rev., 5.250%, 03/15/19	5,886
5,000	Sales Tax Asset Receivable Corp., Series A, Rev., AMBAC, 5.250%, 10/15/27	5,050

		62,184

	Transportation — 0.6%
	Metropolitan Transportation Authority,
7,135	Series B, Rev., NATL-RE, 5.000%, 11/15/17	7,861
1,000	Series C, Rev., 6.500%, 11/15/28	1,192
5,000	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., 5.250%, 11/15/15	5,327

		14,380

	Water & Sewer — 0.9%
1,550	Erie County Water Authority, Rev., 5.000%, 12/01/16	1,709
2,500	New York City Municipal Water Finance Authority, Series CC, Rev., 5.000%, 06/15/29	2,837
2,500	New York City Municipal Water Finance Authority, Second General Resolution, Series BB, Rev., 5.000%, 06/15/16 (p)	2,720
380	New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Fiscal Year 2009, Series AA, Rev., 5.000%, 06/15/17 (p)	428
10,225	New York State Environmental Facilities Corp., New York City Municipal Project, Revolving Funds, Series C, Rev., 5.000%, 06/15/21	11,456
2,250	New York State Environmental Facilities Corp., New York City Municipal Water Financing Authority, Series A, Rev., 5.000%, 06/15/19	2,445

		21,595

	Total New York	359,207

	North Carolina — 1.2%
	General Obligation — 0.6%
500	State of North Carolina, Series C, GO, 4.000%, 05/01/22	573
	Wake County, Hammond Road Detention Center, Limited Obligation,
1,205	GO, 5.000%, 06/01/17	1,350
3,905	GO, 5.000%, 06/01/20	4,564
5,950	GO, 5.000%, 06/01/21	6,916

		13,403

	Other Revenue — 0.5%
	City of High Point, Combined Water & Sewer System Revenue,
1,000	Rev., AGM, 5.000%, 11/01/25	1,152
1,170	Rev., AGM, 5.000%, 11/01/26	1,345
2,665	City of Raleigh Combined Enterprise System, Series A, Rev., 5.000%, 03/01/27	3,155
4,155	State of North Carolina, Annual Appropriation, Series A, Rev., 5.000%, 05/01/22	4,793

		10,445

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Utility — 0.1%
2,500	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/19	2,844

	Total North Carolina	26,692

	Ohio — 2.1%
	Education — 0.1%
2,700	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Rev., 5.000%, 11/01/20	3,047

	General Obligation — 0.9%
4,750	City of Columbus, Series 1, GO, 5.000%, 07/01/27	5,621
5,725	Franklin County, Various Purpose, GO, 5.000%, 12/01/19	6,667
225	Kettering City School District, School Improvement, GO, AGM, 5.000%, 12/01/14 (p)	229
	State of Ohio, Common Schools,
5,035	Series B, GO, 5.000%, 09/15/16	5,526
1,560	Series C, GO, 5.000%, 09/15/22	1,895

		19,938

	Other Revenue — 0.7%
550	City of Cleveland, Parking Facilities, Rev., AGM, 5.250%, 09/15/18 (p)	645
1,725	JobsOhio Beverage System, Statewide Senior Lien Liquor Profits, Series A, Rev., 5.000%, 01/01/23	2,041
2,235	Ohio State Building Authority, State Financials Facilities, Adult Correctional, Series B, Rev., 5.000%, 10/01/22	2,598
6,850	Ohio State Turnpike Commission, Series A, Rev., 5.250%, 02/15/27	8,496
2,000	Ohio State University, Series A, Rev., 5.000%, 06/01/24	2,391

		16,171

	Water & Sewer — 0.4%
	City of Cincinnati, Water System,
3,805	Series A, Rev., 5.000%, 12/01/17	4,347
4,650	Series A, Rev., 5.000%, 12/01/18	5,426

		9,773

	Total Ohio	48,929

	Oklahoma — 0.7%
	Education — 0.3%
5,210	Tulsa County Industrial Authority, Jenks Public School, Rev., 5.500%, 09/01/18	6,101

	Other Revenue — 0.4%
1,380	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.000%, 07/01/27	1,635
2,195	Oklahoma Development Finance Authority, Department of Corrections Project, Rev., 5.000%, 04/01/23	2,606
	Oklahoma Turnpike Authority, Second Senior,
3,000	Series A, Rev., 5.000%, 01/01/22	3,558
2,000	Series A, Rev., 5.000%, 01/01/24	2,341

		10,140

	Total Oklahoma	16,241

	Oregon — 1.3%
	Certificate Of Participation/Lease — 0.7%
	Oregon State Department of Administrative Services,
3,425	Series A, COP, 5.000%, 05/01/20	3,975
3,350	Series A, COP, 5.000%, 05/01/21	3,864
6,965	Series A, COP, 5.000%, 05/01/22	8,021

		15,860

	General Obligation — 0.1%
1,500	Clackamas County, School District No. 12, GO, AGM, 5.000%, 06/15/18	1,732
100	Marion County, GO, AMBAC, 5.500%, 06/01/23	125

		1,857

	Other Revenue — 0.1%
1,500	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.000%, 04/01/27	1,769

	Special Tax — 0.1%
1,250	Oregon State Department of Transportation, Senior Lien, Series C, Rev., 5.000%, 11/15/17	1,425

	Water & Sewer — 0.3%
6,560	City of Portland, Sewer Systems, First Lien, Series A, Rev., 5.000%, 06/15/18	7,573

	Total Oregon	28,484

	Pennsylvania — 2.6%
	Education — 0.2%
	Pennsylvania State University,
1,225	Series A, Rev., 5.000%, 03/01/22	1,394
2,000	Series A, Rev., 5.000%, 03/01/23	2,262

		3,656

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — 1.7%
865	Central Bucks School District, GO, NATL-RE, FGIC, 5.000%, 05/15/15 (p)	898
4,585	Chester County, Unrefunded Balance, GO, 5.000%, 07/15/22	5,146
3,000	Commonwealth of Pennsylvania, GO, 5.000%, 07/01/18	3,464
14,865	Commonwealth of Pennsylvania, First Series, GO, 5.000%, 05/15/18	17,108
4,000	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 01/01/22	4,269
4,195	Commonwealth of Pennsylvania, Third Series, GO, 5.375%, 07/01/21	5,104
1,860	Red Lion Area School District, GO, AGM, 5.000%, 05/01/20	2,116

		38,105

	Hospital — 0.1%
3,000	Sayre Health Care Facilities Authority, Guthrie Health Issue, Rev., VAR, 0.932%, 12/01/24	2,770

	Other Revenue — 0.2%
2,500	Northampton County General Purpose Authority, Saint Lukes Hospital Project, Series C, Rev., VAR, 4.500%, 08/15/32	2,649
1,100	Pennsylvania Turnpike Commission, Series A, Rev., AGM, 5.250%, 07/15/22	1,310

		3,959

	Prerefunded — 0.1%
2,550	Chester County, GO, 5.000%, 07/15/17 (p)	2,878

	Transportation — 0.1%
2,070	Pennsylvania Turnpike Commission, Series A, Rev., AGM-CR, AMBAC, 5.000%, 12/01/18	2,279

	Water & Sewer — 0.2%
5,000	Altoona City Authority, Rev., AGM, 5.250%, 11/01/18	5,751

	Total Pennsylvania	59,398

	Rhode Island — 0.1%
	General Obligation — 0.0% (g)
1,000	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014, Series A, GO, 5.000%, 11/01/24	1,190

	Other Revenue — 0.1%
	Rhode Island Health & Educational Building Corp., Brown University,
810	Series A, Rev., 5.000%, 09/01/23	955
655	Series A, Rev., 5.000%, 09/01/25	764

		1,719

	Total Rhode Island	2,909

	South Carolina — 2.1%
	Education — 0.1%
3,025	Scago Educational Facilities Corp., Pickens School District Project, Rev., AGM, 5.000%, 12/01/21	3,311

	General Obligation — 0.8%
10,000	State of South Carolina, Highway, Series A, GO, 5.000%, 06/01/19	11,777
4,740	York County School District No. 1, Series A, GO, SCSDE, 5.250%, 03/01/22	5,518

		17,295

	Other Revenue — 0.1%
1,500	City of Columbia, Rev., 5.000%, 02/01/26	1,748

	Utility — 1.0%
	Piedmont Municipal Power Agency,
13,185	Series A3, Rev., AGC, 5.000%, 01/01/17	14,544
7,000	Series A3, Rev., AGC, 5.000%, 01/01/18	7,936

		22,480

	Water & Sewer — 0.1%
2,220	City of Charleston, Waterworks & Sewer System, Series A, Rev., 5.000%, 01/01/22	2,544

	Total South Carolina	47,378

	Tennessee — 1.0%
	Education — 0.4%
8,190	Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Building, Vanderbilt University, Series A, Rev., 5.000%, 10/01/18	9,546

	General Obligation — 0.3%
	Metropolitan Government of Nashville & Davidson County,
1,030	GO, 5.000%, 07/01/24	1,229
4,050	Series B, GO, 5.000%, 08/01/16 (p)	4,426
1,000	Metropolitan Government of Nashville & Davidson County, Improvement, Series A, GO, 5.000%, 01/01/28	1,164

		6,819

	Other Revenue — 0.2%
4,000	City of Memphis, Rev., 5.000%, 12/01/15	4,255

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Water & Sewer — 0.1%
2,070	City of Memphis, Sewer System, Rev., AGM, 5.000%, 05/01/17	2,319

	Total Tennessee	22,939

	Texas — 10.0%
	Certificate Of Participation/Lease — 0.1%
1,550	Texas Public Finance Authority, State Preservation Board Projects, Series B, Rev., AMBAC, 5.000%, 02/01/18	1,556

	Education — 1.1%
	Southwest Higher Education Authority, Southern Methodist University Project,
2,000	Rev., 5.000%, 10/01/20	2,337
3,000	Rev., 5.000%, 10/01/21	3,483
	Texas State University Systems,
3,150	Rev., 5.250%, 03/15/27	3,571
1,000	Series A, Rev., AMBAC, 5.500%, 03/15/17	1,080
	University of North Texas, Financing System,
1,255	Series A, Rev., 5.000%, 04/15/20	1,443
2,500	Series A, Rev., 5.000%, 04/15/22	2,900
	University of Texas, Financing System,
3,000	Series B, Rev., 5.000%, 08/15/16 (p)	3,284
2,500	Series B, Rev., 5.250%, 08/15/17	2,852
500	Series C, Rev., 5.000%, 08/15/18	580
	Waco Educational Finance Corp., Baylor University,
2,275	Series C, Rev., 5.000%, 03/01/21	2,563
1,215	Series C, Rev., 5.000%, 03/01/22	1,365

		25,458

	General Obligation — 4.6%
1,075	Bexar County, GO, 5.250%, 06/15/22	1,212
2,260	City of Fort Worth, General Purpose, GO, 5.000%, 03/01/18	2,589
4,485	City of Garland, Series A, GO, 5.000%, 02/15/23	5,057
	City of Houston, Public Improvement,
4,000	Series A, GO, 5.000%, 03/01/30 (w)	4,655
2,000	Series A, GO, 5.000%, 03/01/25	2,377
	City of Lubbock,
2,335	GO, 5.000%, 02/15/24	2,838
3,150	GO, 5.000%, 02/15/25	3,800
	City of Pflugerville, Limited Tax,
700	GO, 5.000%, 08/01/22	839
680	GO, 5.000%, 08/01/23	807
	City of San Antonio,
2,000	GO, 5.000%, 08/01/24	2,382
4,735	GO, 5.000%, 08/01/26	5,563
	City of San Antonio, General Improvement,
700	GO, 5.000%, 08/01/23	836
1,500	GO, 5.000%, 08/01/24	1,786
2,735	GO, 5.000%, 08/01/27	3,197
	County of Harris, Flood Control District,
3,580	GO, 5.250%, 10/01/19	4,271
1,220	Series A, GO, 5.250%, 10/01/19	1,456
	Crandall Independent School District,
1,150	Series A, GO, PSF-GTD, Zero Coupon, 08/15/25	813
2,140	Series A, GO, PSF-GTD, Zero Coupon, 08/15/26	1,450
2,145	Series A, GO, PSF-GTD, Zero Coupon, 08/15/27	1,379
2,105	Series A, GO, PSF-GTD, Zero Coupon, 08/15/28	1,346
1,965	Dallas County Community College District, GO, 5.000%, 02/15/24	2,280
	Deer Park Independent School District, Limited Tax,
1,000	GO, AGM, 5.250%, 02/15/26	1,105
1,000	GO, AGM, 5.250%, 02/15/27	1,098
3,680	Edinburg Consolidated Independent School District, School Building, Series A, GO, AGM, 5.000%, 08/15/18	4,265
1,000	Fort Bend County, Road, GO, 5.000%, 03/01/20	1,182
1,830	Harlandale Independent School District, GO, AGC, 5.000%, 08/01/27	2,025
1,500	Harris County, Permanent Improvement, Series B, GO, 5.000%, 10/01/15	1,585
2,750	Harris County, Road, Series A, GO, 5.250%, 10/01/18	3,228
	Hays County,
1,000	GO, 5.000%, 02/15/23	1,135
1,785	GO, 5.000%, 02/15/24	2,014
2,410	GO, 5.000%, 02/15/25	2,701
1,500	Hays County, Pass-Through Toll, GO,
	5.000%, 02/15/23	1,703
665	La Joya Independent School District, GO,
	PSF-GTD, 5.000%, 02/15/17	713
3,000	Pasadena Independent School District,
	School Building, GO, PSF-GTD,
	5.000%, 02/15/27	3,529

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
	San Jacinto Community College District,
4,920	GO, 5.000%, 02/15/18	5,606
5,000	GO, 5.000%, 02/15/34	5,609
1,330	GO, AMBAC, 5.000%, 02/15/19	1,466
390	GO, AMBAC, 5.000%, 02/15/20	430
2,600	San Jacinto Community College District, Limited Tax, GO, 5.000%, 02/15/40	2,787
2,000	Socorro Independent School District, GO, PSF-GTD, 5.000%, 08/15/22	2,388
	State of Texas, Water Financial Assistance,
2,500	Series A, GO, 5.000%, 08/01/20	2,892
4,340	Series A, GO, 5.000%, 08/01/21	5,014
1,800	Tarrant County, Limited Tax, GO, 5.000%, 07/15/20	2,069

		105,477

	Other Revenue — 0.9%
	City of San Antonio, Water System Junior Lien,
1,600	Rev., 5.000%, 05/15/22	1,930
1,500	Rev., 5.000%, 05/15/23	1,817
1,250	Rev., 5.000%, 05/15/24	1,498
	Coastal Water Authority, City of Houston Projects,
100	Rev., 4.000%, 12/15/18	112
3,315	Rev., 5.000%, 12/15/23	3,804
	Collin County, Tax Road,
90	GO, 5.000%, 02/15/15 (p)	92
95	GO, 5.000%, 02/15/15 (p)	98
7,660	Grand Parkway Transportation Corp., Series B, Rev., 5.250%, 10/01/51	8,339
3,000	Houston Airport System, Sub Lien, Series B, Rev., 5.000%, 07/01/26	3,348

		21,038

	Prerefunded — 0.3%
5,550	City of Houston, Water & Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	7,623

	Special Tax — 0.4%
	Carroll Independent School District,
1,000	Series C, GO, 5.000%, 02/15/20	1,157
945	Series C, GO, 5.000%, 02/15/22	1,081
325	Series C, GO, 5.000%, 02/15/23	372
5,000	Texas State Transportation Commission, First Tier, Series A, Rev., 5.000%, 04/01/16 (p)	5,390

		8,000

	Transportation — 1.4%
	Dallas Area Rapid Transit, Senior Lien,
4,620	Rev., 5.000%, 12/01/21	5,334
3,000	Rev., 5.250%, 12/01/48	3,302
10,000	Series A, Rev., 5.000%, 12/01/16	11,077
7,660	Series A, Rev., 5.000%, 12/01/21	8,854
	Dallas-Fort Worth International Airport,
1,000	Series A, Rev., 5.000%, 11/01/19	1,171
2,000	Series A, Rev., 5.000%, 11/01/21	2,187

		31,925

	Water & Sewer — 1.2%
3,880	City of Dallas, Waterworks & Sewer System, Rev., AMBAC, 5.000%, 10/01/17	4,416
	North Texas Municipal Water District,
2,230	Rev., 5.000%, 06/01/17	2,499
2,130	Rev., 5.000%, 06/01/18	2,446
2,695	Rev., 5.000%, 06/01/21	3,063
2,955	Rev., 5.000%, 06/01/23	3,359
3,405	Rev., 5.000%, 06/01/26	3,859
	Texas Water Development Board, State Revolving Fund,
3,200	Series A, Sub Series A-1, Rev., 5.000%, 07/15/17	3,614
3,820	Series A, Sub Series A-1, Rev., 5.000%, 07/15/20	4,509

		27,765

	Total Texas	228,842

	Utah — 1.1%
	Education — 0.2%
	Utah State University of Agriculture & Applied Science,
1,000	Rev., 5.000%, 12/01/19	1,162
1,050	Rev., 5.000%, 12/01/20	1,226
1,150	Rev., 5.000%, 12/01/22	1,329

		3,717

	General Obligation — 0.1%
1,365	Central Utah Water Conservancy District, Series C, GO, 5.000%, 04/01/18	1,566

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
	Salt Lake County Municipal Building Authority,
1,125	Series A, Rev., 5.000%, 12/01/15	1,197
1,000	Series A, Rev., 5.000%, 12/01/17	1,140

		2,337

	Prerefunded — 0.3%
7,525	Utah Transit Authority, Series B, Rev., AGM, 4.750%, 12/15/15 (p)	7,993

	Water & Sewer — 0.4%
7,455	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/26	8,536

	Total Utah	24,149

	Vermont — 0.3%
	Other Revenue — 0.3%
	University of Vermont & State Agricultural College,
4,230	Rev., AMBAC, 5.000%, 10/01/21	4,744
2,355	Rev., AMBAC, 5.000%, 10/01/22	2,638

	Total Vermont	7,382

	Virginia — 4.1%
	Education — 1.0%
	Virginia College Building Authority, Public Higher Education Financing Program,
9,080	Series B, Rev., 5.000%, 09/01/17	10,285
10,050	Series B, Rev., 5.000%, 09/01/19	11,817

		22,102

	General Obligation — 1.5%
5,180	Arlington County, Public Improvement, GO, 5.000%, 01/15/16	5,539
205	City of Richmond, Public Improvement, Series D, GO, 5.000%, 07/15/26	240
17,575	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/20	20,691
6,495	Fairfax County, Public Improvement, Series A, GO, 5.000%, 04/01/18 (p)	7,472

		33,942

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
1,130	Virginia Public Building Authority, Series B, Rev., 5.000%, 08/01/17	1,277

	Other Revenue — 0.9%
	Virginia Public Building Authority,
5,620	Series C, Rev., 5.000%, 08/01/15 (p)	5,892
5,225	Series D, Rev., 5.000%, 08/01/17	5,903
	Virginia Public Building Authority, Public Facilities,
4,885	Series B-1, Rev., 5.000%, 08/01/18	5,655
25	Series B-1, Rev., 5.000%, 08/01/18 (p)	29
3,320	Virginia Public School Authority, School Financing, 1997 Resolution, Series B, Rev., 5.250%, 08/01/17	3,776

		21,255

	Prerefunded — 0.3%
7,000	Tobacco Settlement Financing Corp., Asset-Backed, Rev., 5.625%, 06/01/15 (p)	7,317

	Resource Recovery — 0.1%
2,295	Virginia Resources Authority, Pooled Resources, Series A, Rev., 5.000%, 11/01/23	2,681

	Transportation — 0.2%
	Fairfax County EDA, Route 28 Project, Special Tax,
1,935	Rev., 5.000%, 04/01/17	2,158
1,655	Rev., 5.000%, 04/01/18	1,893

		4,051

	Total Virginia	92,625

	Washington — 1.9%
	General Obligation — 1.8%
1,100	County of Snohomish, Edmonds School District No. 15, GO, 5.000%, 12/01/33	1,264
5,000	King County School District No. 414, Lake Washington, GO, AGM, 5.000%, 12/01/20	5,695
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/34	11,319
1,000	Series C, GO, 5.000%, 01/01/18	1,141
2,000	Series D, GO, 5.000%, 02/01/24	2,401
12,400	Series R-2010A, GO, 5.000%, 01/01/22	14,380
4,690	Yakima County School District No. 7, GO, 5.500%, 12/01/23	5,550

		41,750

	Hospital — 0.1%
1,225	Washington Health Care Facilities Authority, Multicare Health Care System, Series A, Rev., AGM, 5.250%, 08/15/23	1,348

	Total Washington	43,098

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Wyoming — 0.0% (g)
	Other Revenue — 0.0% (g)
150	Wyoming State Loan & Investment Board, Capital Facilities, Rev., 5.000%, 10/01/14 (p)	151

	Total Municipal Bonds (Cost $2,076,040)	2,231,038

SHARES
Short-Term Investment — 1.9%
	Investment Company — 1.9%
42,954	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% † (b) (l) (m) (Cost $42,954)	42,954

	Total Investments — 99.7% (Cost $2,118,994)	2,273,992
	Other Assets in Excess of Liabilities — 0.3%	7,908

	NET ASSETS — 100.0%	$2,281,900

Percentages indicated are based on net assets.

Inflation-Linked Swaps

(Amounts in thousands)

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.920% at termination	CPI-U at termination	01/15/15	$25,000	$(2,380)
Barclays Bank plc	3.007% at termination	CPI-U at termination	01/15/15	20,000	(2,095)
Barclays Bank plc	2.610% at termination	CPI-U at termination	03/19/15	50,000	(3,178)
Barclays Bank plc	2.675% at termination	CPI-U at termination	10/12/15	50,000	(3,361)
Barclays Bank plc	2.998% at termination	CPI-U at termination	01/15/16	25,000	(2,871)
Barclays Bank plc	2.943% at termination	CPI-U at termination	06/14/16	5,000	(527)
Barclays Bank plc	2.930% at termination	CPI-U at termination	06/15/16	3,000	(312)
Barclays Bank plc	2.680% at termination	CPI-U at termination	07/15/16	25,000	(1,957)
Barclays Bank plc	2.812% at termination	CPI-U at termination	10/12/19	25,000	(2,432)
Barclays Bank plc	2.590% at termination	CPI-U at termination	12/31/19	35,000	(1,016)
Barclays Bank plc	2.420% at termination	CPI-U at termination	05/24/20	25,000	(407)
Barclays Bank plc	2.439% at termination	CPI-U at termination	05/15/24	18,000	308
BNP Paribas	1.765% at termination	CPI-U at termination	03/21/16	50,000	411
BNP Paribas	1.755% at termination	CPI-U at termination	04/10/16	18,000	150
BNP Paribas	2.395% at termination	CPI-U at termination	05/31/16	25,000	(583)
BNP Paribas	2.100% at termination	CPI-U at termination	08/26/18	25,000	176
BNP Paribas	2.105% at termination	CPI-U at termination	08/26/18	12,000	81
BNP Paribas	2.098% at termination	CPI-U at termination	09/09/18	39,000	286
BNP Paribas	2.350% at termination	CPI-U at termination	07/06/20	25,000	(131)
Citibank, N.A.	1.763% at termination	CPI-U at termination	04/07/18	33,000	268
Citibank, N.A.	2.275% at termination	CPI-U at termination	07/02/18	50,000	(319)
Citibank, N.A.	2.220% at termination	CPI-U at termination	07/06/18	50,000	(61)
Citibank, N.A.	2.420% at termination	CPI-U at termination	06/30/20	50,000	(670)
Citibank, N.A.	2.410% at termination	CPI-U at termination	07/01/20	50,000	(610)
Citibank, N.A.	2.330% at termination	CPI-U at termination	07/06/20	50,000	(152)
Citibank, N.A.	2.480% at termination	CPI-U at termination	07/01/22	50,000	(593)
Citibank, N.A.	2.458% at termination	CPI-U at termination	05/21/24	10,000	152
Credit Suisse International	1.880% at termination	CPI-U at termination	01/02/15	50,000	(223)
Credit Suisse International	2.250% at termination	CPI-U at termination	05/09/17	50,000	(794)
Credit Suisse International	2.178% at termination	CPI-U at termination	05/28/18	65,000	(226)
Deutsche Bank AG, New York	1.865% at termination	CPI-U at termination	01/03/15	50,000	(212)
Deutsche Bank AG, New York	1.990% at termination	CPI-U at termination	06/08/15	40,000	173
Deutsche Bank AG, New York	1.748% at termination	CPI-U at termination	04/04/16	25,000	211
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	02/25/18	50,000	(978)
Deutsche Bank AG, New York	2.410% at termination	CPI-U at termination	06/30/20	100,000	(1,230)
Deutsche Bank AG, New York	2.505% at termination	CPI-U at termination	01/28/24	17,000	178
Deutsche Bank AG, New York	2.508% at termination	CPI-U at termination	02/04/24	50,000	521
Deutsche Bank AG, New York	2.477% at termination	CPI-U at termination	02/21/24	40,000	528
Deutsche Bank AG, New York	2.708% at termination	CPI-U at termination	02/25/44	5,000	113
Morgan Stanley Capital Services	2.175% at termination	CPI-U at termination	10/01/18	50,000	201
Morgan Stanley Capital Services	2.323% at termination	CPI-U at termination	06/23/19	20,000	163
Morgan Stanley Capital Services	2.525% at termination	CPI-U at termination	01/27/24	30,000	250
Morgan Stanley Capital Services	2.500% at termination	CPI-U at termination	02/04/24	34,000	380
Morgan Stanley Capital Services	2.490% at termination	CPI-U at termination	02/19/24	50,000	598
Morgan Stanley Capital Services	2.443% at termination	CPI-U at termination	05/01/24	36,000	617
Royal Bank of Scotland	2.430% at termination	CPI-U at termination	06/28/20	25,000	(365)
Royal Bank of Scotland	2.423% at termination	CPI-U at termination	06/30/20	75,000	(1,033)
Royal Bank of Scotland	2.475% at termination	CPI-U at termination	03/17/24	7,000	94
Royal Bank of Scotland	3.556% at termination	CPI-U at termination	07/31/29	49,000	(10,745)
Royal Bank of Scotland	2.733% at termination	CPI-U at termination	02/10/44	9,000	148
Union Bank of Switzerland AG	2.170% at termination	CPI-U at termination	04/22/18	50,000	(210)

					$(33,664)

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
GAN	—	Grant Anticipation Notes
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2014.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of July 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.
†	—	Approximately $38,020,000 of this investment is restricted as collateral for swaps to various brokers

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$157,422
Aggregate gross unrealized depreciation	(2,424)

Net unrealized appreciation/depreciation	$154,998

Federal income tax cost of investments	$2,118,994

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$42,954	$2,231,038	$—	$2,273,992
Appreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$6,007	$—	$6,007
Depreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$(39,671)	$—	$(39,671)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2014.

Swaps — The Fund uses inflation-linked swaps to provide inflation protection within its portfolio. These transactions are negotiated contracts between the Fund and a counterparty to exchange cash flows at specified, future intervals.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

The Fund’s swap contracts are subject to master netting arrangements.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 98.5% (t)
	Arizona — 0.4%
	General Obligation — 0.4%
85	Maricopa County, School District No. 38, Madison Elementary School Improvement, Project of 2004, Series B, GO, NATL-RE, 5.000%, 07/01/16	92

	California — 1.8%
	Education — 0.3%
60	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/18	69

	General Obligation — 0.9%
200	State Center Community College District, GO, 5.000%, 08/01/25	234

	Other Revenue — 0.5%
75	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/20	88
25	Golden West Schools Financing Authority, Beverly Hills Unified School District, Rev., NATL-RE, FGIC, 5.250%, 08/01/23	31

		119

	Prerefunded — 0.1%
30	El Monte Union High School District, Election of 2002, Series B, GO, NATL- RE, 5.000%, 03/01/29 (p)	31

	Total California	453

	Colorado — 3.7%
	General Obligation — 1.5%
305	Jefferson County School District No. R-1, GO, 5.000%, 12/15/22	368

	Other Revenue — 2.2%
500	Colorado Water Resources & Power Development Authority, Wastewater Revolving Fund, Series A, Rev., 5.250%, 09/01/16	551

	Total Colorado	919

	Connecticut — 4.0%
	General Obligation — 2.2%
150	City of New Britain, GO, AGM, 5.000%, 04/15/17	168
50	State of Connecticut, Series E, GO, 5.000%, 12/15/16	55
100	Town of New Canaan, Series B, GO, 5.000%, 04/01/20	116

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	General Obligation –– Continued
200	Town of Trumbull, GO, 5.000%, 09/15/16	220

		559

	Other Revenue — 1.8%
	City of Stamford, Water Pollution Control System & Facility,
100	Series A, Rev., 6.000%, 08/15/20 (w)	123
150	Series A, Rev., 6.000%, 08/15/21 (w)	187
100	Series A, Rev., 6.000%, 08/15/22	126

		436

	Total Connecticut	995

	District of Columbia — 0.7%
	General Obligation — 0.1%
20	District of Columbia, Series C, GO, AGM, 5.000%, 06/01/15	21

	Other Revenue — 0.6%
135	Washington Metropolitan Area Transit Authority, Series A, Rev., 5.000%, 07/01/18	155

	Total District of Columbia	176

	Florida — 3.7%
	General Obligation — 2.4%
500	Florida State Board of Education, Public Education Capital Outlay, Series D, GO, 5.000%, 06/01/25	591

	Other Revenue — 1.2%
185	Florida State Department of Transportation, Turnpike Authority, Series A, Rev., 4.000%, 07/01/18	206
80	Polk County, Public Facilities, Rev., NATL-RE, 5.000%, 12/01/18	85

		291

	Water & Sewer — 0.1%
25	Seminole County, Water & Sewer, Rev., 5.000%, 10/01/18	26

	Total Florida	908

	Georgia — 4.3%
	Other Revenue — 4.0%
625	Columbia County Water & Sewerage, Rev., 4.000%, 06/01/17	683
250	DeKalb County, Water & Sewerage, Series B, Rev., 5.250%, 10/01/26	310

		993

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Water & Sewer — 0.3%
60	Jackson County, Water & Sewer Authority, Series A, Rev., XLCA, 5.250%, 09/01/21	67

	Total Georgia	1,060

	Hawaii — 1.4%
	General Obligation — 1.4%
300	State of Hawaii, Unrefunded Balance, Series DR, GO, 5.000%, 06/01/18	347

	Idaho — 0.2%
	Water & Sewer — 0.2%
50	Idaho Bond Bank Authority, Series B, Rev., NATL-RE, 5.000%, 09/15/15	53

	Illinois — 1.8%
	General Obligation — 0.3%
60	City of Chicago, Series A, GO, AGM, 5.500%, 01/01/19	69

	Other Revenue — 0.8%
165	Forest Preserve District of Cook County, Limited Tax Project and Refunding, Series B, GO, 5.000%, 12/15/24	187

	Prerefunded — 0.7%
150	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, Series A- 2002, Rev., FGIC, 5.500%, 06/15/18 (p)	176

	Total Illinois	432

	Indiana — 1.2%
	Education — 0.5%
100	Purdue University, Student Fee, Series U, Rev., 5.250%, 07/01/21	121

	Other Revenue — 0.7%
150	Indiana State Transportation Finance Authority, Highway, Series B, Rev., NATL-RE, FGIC, 5.500%, 12/01/16	168

	Total Indiana	289

	Kansas — 2.2%
	General Obligation — 2.2%
500	City of Wichita, Series B, GO, 4.000%, 09/01/17	551

	Louisiana — 0.9%
	Industrial Development Revenue/Pollution Control Revenue — 0.9%
200	Terrebonne Parish, Public Improvement, Series ST, Rev., 5.875%, 03/01/26	225

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Maryland — 5.8%
	General Obligation — 2.8%
100	Montgomery County, Consolidated Public Improvement, Series A, GO, 5.000%, 05/01/17 (p)	112
500	State of Maryland, State & Local Facilities Loan of 2009, Third Series C, GO, 5.000%, 11/01/17	570

		682

	Other Revenue — 2.6%
545	County of Baltimore, GO, 5.000%, 02/01/20	648

	Transportation — 0.4%
100	Maryland State Department of Transportation, Consolidated Transportation, Second Issue, Rev., 4.000%, 09/01/16	108

	Total Maryland	1,438

	Massachusetts — 4.5%
	Certificate of Participation/Lease — 3.0%
	Massachusetts Bay Transportation Authority,
350	Series A, Rev., 5.250%, 07/01/27	440
250	Series B, Rev., 5.250%, 07/01/23	311

		751

	General Obligation — 1.5%
300	Commonwealth of Massachusetts, Series B, GO, 5.250%, 08/01/21	367

	Total Massachusetts	1,118

	Michigan — 0.3%
	Education — 0.3%
75	Western Michigan University, Rev., NATL-RE, FGIC, 5.000%, 11/15/15	78

	Mississippi — 0.4%
	Prerefunded — 0.4%
100	Mississippi Housing Finance Corp., Single Family Mortgage, Senior Terminal Appreciation, Rev., Zero Coupon, 06/01/15 (p)	100

	Missouri — 2.9%
	General Obligation — 2.5%
175	Clay County, North Kansas City School District No. 74, Direct Deposit of State Aid Program, GO, 5.000%, 03/01/20	198

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
350	Kansas City, Improvement, Series A, GO, 5.000%, 02/01/23	411

		609

	Transportation — 0.4%
100	Missouri State Highways & Transit Commission, First Lien, Series B, Rev., 5.000%, 05/01/16 (p)	108

	Total Missouri	717

	New Jersey — 0.7%
	Transportation — 0.7%
	New Jersey Transportation Trust Fund Authority, Transportation System,
80	Series A, Rev., 5.250%, 12/15/20	94
60	Series A, Rev., 5.500%, 12/15/21	70

	Total New Jersey	164

	New Mexico — 7.8%
	General Obligation — 1.7%
340	New Mexico Finance Authority, Senior Lien Public Project, Series C, Rev., 5.000%, 06/01/22	409

	Other Revenue — 6.1%
300	Bernalillo County, Gross Receipts, Rev., AMBAC, 5.250%, 10/01/26	365
250	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.000%, 06/15/24	286
	New Mexico Finance Authority, State Transportation, Sub Lien,
200	Series A-2, Rev., 5.000%, 12/15/20	239
500	Series A-2, Rev., 5.000%, 12/15/21	590
30	New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund, Series B, Rev., NATL-RE, 5.000%, 06/15/17	33

		1,513

	Total New Mexico	1,922

	New York — 14.9%
	General Obligation — 3.8%
50	Ardsley Union Free School District, Series B, GO, AGM, 4.000%, 06/15/15	52
220	Counties of Monroe & Wayne, Webster Central School District, GO, 5.000%, 06/15/21	264
100	Queensbury Union Free School District, GO, 4.000%, 12/15/18	112

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	General Obligation — Continued
350	Taconic Hills Central School District at Craryville, GO, 4.000%, 06/15/18	390
100	Town of Riverhead, Public Improvement, GO, 4.000%, 06/01/21	113

		931

	Industrial Development Revenue/Pollution Control Revenue — 1.3%
280	City of New York, Sub Series E-1, GO, 6.250%, 10/15/28	332

	Other Revenue — 8.7%
110	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009, Series S-5, Rev., 5.000%, 01/15/26	126
400	New York State Dormitory Authority, Series C, Rev., 5.000%, 03/15/33	455
260	New York State Dormitory Authority, Personal Income Tax, Series C, Rev., 5.000%, 03/15/19	298
250	New York State Environmental Facilities Corp., State Clean Water & Drinking Water, New York City Municipal Water Projects, Series K, Rev., 5.500%, 06/15/17	286
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
750	Series A, Rev., 5.000%, 01/01/26	875
100	Series D, Rev., 5.000%, 11/15/18	116

		2,156

	Special Tax — 0.4%
100	Sales Tax Asset Receivable Corp., Series A, Rev., NATL-RE, 5.000%, 10/15/17	101

	Water & Sewer — 0.7%
150	New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Fiscal Year 2009, Series AA, Rev., 5.000%, 06/15/17 (p)	169

	Total New York	3,689

	Ohio — 2.8%
	General Obligation — 2.2%
100	Cincinnati City School District, Classroom Facilities Construction & Improvement, GO, NATL-RE, FGIC, 5.250%, 12/01/19	119
250	City of Columbus, Series 1, GO, 5.000%, 07/01/27	296

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation –– Continued
100	Franklin County, Various Purpose, GO, 5.000%, 12/01/19	116

		531

	Other Revenue — 0.6%
125	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Water Quality, Rev., 5.250%, 12/01/18	148

	Total Ohio	679

	Oregon — 1.9%
	General Obligation — 1.1%
215	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	272

	Other Revenue — 0.8%
175	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.000%, 04/01/21	203

	Total Oregon	475

	Pennsylvania — 4.1%
	Education — 0.8%
190	Delaware County Authority, Villanova University, Rev., AMBAC, 5.000%, 08/01/23	207

	General Obligation — 0.9%
15	Central Bucks School District, Series A, GO, 5.000%, 05/15/23	18
200	State of Pennsylvania, Second Series, GO, 5.000%, 01/01/16	213

		231

	Prerefunded — 2.4%
485	Central Bucks School District, Series A, GO, 5.000%, 05/15/21 (p)	586

	Total Pennsylvania	1,024

	Rhode Island — 2.4%
	Other Revenue — 2.4%
505	Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund, Series A, Rev., 5.000%, 10/01/18	587

	South Carolina — 1.4%
	General Obligation — 1.4%
300	State of South Carolina, Series C, Class C, GO, 5.000%, 03/01/22	357

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Tennessee — 1.4%
	General Obligation — 0.2%
50	Metropolitan Government of Nashville & Davidson County, GO, 5.000%, 01/01/18 (p)	57

	Other Revenue — 1.2%
250	City of Memphis, Electric System, Rev., 5.000%, 12/01/17	285

	Total Tennessee	342

	Texas — 10.1%
	Education — 2.3%
500	University of Texas, Financing System, Series C, Rev., 5.000%, 08/15/18	581

	General Obligation — 3.8%
75	City of El Paso, Series A, GO, NATL-RE, 4.750%, 08/15/23	83
240	City of Irving, Improvement, GO, 5.000%, 09/15/21	283
500	Hays County, Pass-Through Toll, GO, 5.000%, 02/15/23	568

		934

	Other Revenue — 1.0%
210	Harris County, Series C, Rev., 5.000%, 08/15/22	244

	Prerefunded — 0.5%
100	Harris County, Permanent Improvement, Series C, GO, 5.750%, 10/01/28 (p)	119

	Utility — 0.2%
50	City of Garland, Electric Utility System, Rev., NATL-RE, 5.625%, 03/01/15	52

	Water & Sewer — 2.3%
	City of Houston, Combined Utility System, First Lien,
50	Series A, Rev., AGM, 5.000%, 11/15/15	53
355	Series D, Rev., 5.000%, 11/15/24	420
70	City of Mesquite, Waterworks & Sewer System, Rev., AGM, 5.000%, 03/01/20	77
25	City of San Antonio, Water System, Rev., NATL-RE, FGIC, 5.500%, 05/15/15	26

		576

	Total Texas	2,506

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Virginia — 5.6%
	General Obligation — 4.5%
900	City of Newport News, Water Improvement, Series B, GO, 5.250%, 07/01/22	1,108

	Other Revenue — 1.1%
175	Henrico County, Public Improvement, GO, 5.000%, 07/15/20	210
50	Virginia College Building Authority, 21st Century College & Equipment, Educational Facilities, Series E-2, Class E, Rev., 5.000%, 02/01/23	60

		270

	Total Virginia	1,378

	Washington — 2.4%
	General Obligation — 1.5%
25	Snohomish County, School District No. 2, Everett, GO, NATL-RE, FGIC, 5.000%, 12/01/16	28
280	State of Washington, Various Purpose, Series 2010A, GO, 5.000%, 08/01/19	329

		357

	Other Revenue — 0.7%
150	Central Puget Sound Regional Transportation Authority, Sales Tax & Motor Vehicle Excise Tax, Series P-1, Rev., 5.000%, 02/01/25	178

	Transportation — 0.1%
25	Port of Seattle, Intermediate Lien, Series A, Rev., NATL-RE, 5.000%, 03/01/15	25

	Utility — 0.1%
20	Energy Northwest Project 1, Electric, Series D, Rev., 5.000%, 07/01/16	22

	Total Washington	582

	Wisconsin — 2.8%
	Other Revenue — 2.8%
	State of Wisconsin, Transportation,
290	Series A, Rev., 5.000%, 07/01/20	346
300	Series A, Rev., 5.000%, 07/01/26	342

	Total Wisconsin	688

	Total Municipal Bonds (Cost $22,836)	24,344

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.1%
	Investment Company — 3.1%
764	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010%, † (b) (l) (m) (Cost $764)	764

	Total Investments — 101.6% (Cost $23,600)	25,108
	Other Assets in Excess of Liabilities — (1.6)%	(387)

	NET ASSETS — 100.0%	$24,721

Percentages indicated are based on net assets.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

Inflation-Linked Swaps
(Amounts in thousands)
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.610% at termination	CPI-U at termination	03/19/15	$1,500	$(95)
Barclays Bank plc	2.675% at termination	CPI-U at termination	10/12/15	500	(34)
BNP Paribas	2.530% at termination	CPI-U at termination	02/22/18	3,000	(64)
BNP Paribas	2.720% at termination	CPI-U at termination	04/01/21	8,000	(334)
BNP Paribas	2.165% at termination	CPI-U at termination	11/04/18	2,000	10
BNP Paribas	2.510% at termination	CPI-U at termination	11/04/23	1,000	4
Deutsche Bank AG, New York	1.930% at termination	CPI-U at termination	01/03/17	3,000	4
Deutsche Bank AG, New York	2.233% at termination	CPI-U at termination	06/27/16	1,000	(2)
Morgan Stanley Capital Services	2.525% at termination	CPI-U at termination	01/27/24	1,000	8
Royal Bank of Scotland	2.328% at termination	CPI-U at termination	01/31/21	1,000	10
Royal Bank of Scotland	2.620% at termination	CPI-U at termination	06/28/25	1,000	(18)

					$(511)

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
CPI-U	—	Consumer Price Index for All Urban Consumers
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
XLCA	—	Insured by XL Capital Assurance

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.
(†)	—	Approximately $530,000 of this investment is restricted as collateral for swaps to various brokers.

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,509
Aggregate gross unrealized depreciation	(1)

Net unrealized appreciation/depreciation	$1,508

Federal income tax cost of investments	$23,600

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$764	$24,344	$—	$25,108
Appreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$36	$—	$36
Depreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$(547)	$—	$(547)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for state specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2014.

Swaps — The Fund engages in inflation-linked swaps to provide inflation protection within its portfolio. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Collateral received by the Fund is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management services to the Fund.

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearinghouse.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to segregated accounts by one party to the other.

The Fund’s swap contracts are subject to master netting agreements.

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — 67.4%
	Brazil — 4.4%
59,597	AMBEV S.A.	411,892
27,060	Banco do Brasil S.A.	330,505
6,530	Embraer S.A., ADR	248,401
8,513	Lojas Renner S.A.	257,032
13,740	Vale S.A., ADR	197,169

		1,444,999

	China — 12.8%
61,000	Anhui Conch Cement Co., Ltd., Class H	228,220
513,000	Bank of China Ltd., Class H	245,157
210,160	China Merchants Bank Co., Ltd., Class H	424,721
174,500	China Shenhua Energy Co., Ltd., Class H	513,103
104,000	Great Wall Motor Co., Ltd., Class H	427,855
560,000	Industrial & Commercial Bank of China Ltd., Class H	381,930
158,000	Lenovo Group Ltd.	215,526
102,000	MGM China Holdings Ltd.	372,978
61,000	Ping An Insurance Group Co. of China Ltd., Class H	518,317
109,000	Sun Art Retail Group Ltd.	136,003
22,000	Tencent Holdings Ltd.	357,275
78,400	Wynn Macau Ltd.	334,095

		4,155,180

	Hong Kong — 4.3%
317,000	Belle International Holdings Ltd.	392,648
146,000	China Overseas Land & Investment Ltd.	443,958
460,000	Geely Automobile Holdings Ltd.	184,950
49,600	Sands China Ltd.	364,148

		1,385,704

	India — 6.0%
4,410	HDFC Bank Ltd., ADR	209,034
12,780	Infosys Ltd., ADR	700,600
6,730	Larsen & Toubro Ltd., Reg. S, GDR	164,054
18,960	Mahindra & Mahindra Ltd., GDR	375,787
12,540	Tata Motors Ltd., ADR	493,073

		1,942,548

	Indonesia — 1.7%
233,900	Bank Rakyat Indonesia Persero Tbk PT	224,350
1,397,500	Telekomunikasi Indonesia Persero Tbk PT	317,477

		541,827

	Panama — 0.4%
780	Copa Holdings S.A., Class A	118,459

	Peru — 0.7%
1,631	Credicorp Ltd.	241,258

	Poland — 0.5%
14,421	Eurocash S.A.	178,099

	Qatar — 1.5%
10,090	Qatar National Bank SAQ	499,001

	Russia — 4.3%
13,657	Lukoil OAO, ADR	761,394
78,450	Sberbank of Russia, ADR	650,805

		1,412,199

	South Africa — 2.1%
8,900	Bidvest Group Ltd.	239,423
23,110	Mr Price Group Ltd.	436,466

		675,889

	South Korea — 12.2%
4,020	Hankook Tire Co., Ltd.	220,039
15,788	Kia Motors Corp.	926,846
1,431	LG Chem Ltd.	400,452
6,000	LG Electronics, Inc.	444,495
1,167	Samsung Electronics Co., Ltd., Reg. S, GDR	748,100
1,610	Samsung Fire & Marine Insurance Co., Ltd.	441,293
2,170	Shinhan Financial Group Co., Ltd.	107,172
23,706	SK Telecom Co., Ltd., ADR	671,117

		3,959,514

	Taiwan — 9.0%
42,000	Asustek Computer, Inc.	443,830
311,000	Fubon Financial Holding Co., Ltd.	488,213
148,500	Hon Hai Precision Industry Co., Ltd.	508,863
22,000	MediaTek, Inc.	340,475
305,000	Siliconware Precision Industries Co.	416,290
20,000	Simplo Technology Co., Ltd.	108,536
150,000	Taiwan Semiconductor Manufacturing Co., Ltd.	601,392

		2,907,599

	Thailand — 2.0%
71,500	Kasikornbank PCL, NVDR	462,705
57,600	Total Access Communication PCL, NVDR	184,015

		646,720

	Turkey — 2.9%
29,817	Arcelik A.S.	188,650
12,820	Ford Otomotiv Sanayi A.S. (a)	175,602

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

SHARES		SECURITY DESCRIPTION	VALUE
	Common Stocks — Continued
		Turkey — Continued
	40,814	KOC Holding A.S.	214,159
	19,306	Tofas Turk Otomobil Fabrikasi A.S.	119,546
	9,700	Tupras Turkiye Petrol Rafinerileri A.S.	237,052

			935,009

		United Kingdom — 1.9%
	12,210	Anglo American plc	327,911
	24,560	Tullow Oil plc	301,119

			629,030

		United States — 0.7%
	5,690	EPAM Systems, Inc. (a)	219,975

		Total Common Stocks (Cost $19,803,928)	21,893,010

PRINCIPAL AMOUNT
	Corporate Bonds — 5.2%
		Colombia — 0.2%
	40,000	Banco GNB Sudameris S.A., 3.875%, 05/02/18 (e)	39,760
	30,000	Ecopetrol S.A., 5.875%, 05/28/45	31,350

			71,110

		Indonesia — 0.6%
	200,000	Pertamina Persero PT, Reg. S, 5.250%, 05/23/21	209,000

		Kazakhstan — 1.1%
		KazMunayGas National Co. JSC,
	200,000	Reg. S, 4.400%, 04/30/23	199,250
	130,000	Reg. S, 7.000%, 05/05/20	150,052

			349,302

		Mexico — 1.6%
		Petroleos Mexicanos,
	50,000	4.875%, 01/24/22	53,425
	20,000	4.875%, 01/18/24	21,200
	10,000	6.500%, 06/02/41	11,586
	70,000	6.625%, 06/15/35	82,831
MXN	400,000	7.650%, 11/24/21 (e)	32,469
	10,000	VAR, 2.254%, 07/18/18	10,450
	100,000	TV Azteca S.A.B. de C.V., Reg. S, 7.625%, 09/18/20	106,500
	200,000	Unifin Financiera S.A. de C.V., 6.250%, 07/22/19 (e)	197,060

			515,521

		Netherlands — 0.2%
		Petrobras Global Finance B.V.,
	31,000	6.250%, 03/17/24	32,723
	15,000	7.250%, 03/17/44	16,386

			49,109

		Venezuela — 1.5%
		Petroleos de Venezuela S.A.,
	110,000	5.000%, 10/28/15	102,795
	72,900	Reg. S, 5.250%, 04/12/17	61,418
	175,000	Reg. S, 6.000%, 11/15/26	107,888
	97,300	Reg. S, 8.500%, 11/02/17	90,781
	148,000	Reg. S, 9.750%, 05/17/35	119,510
	20,000	Reg. S, 12.750%, 02/17/22	20,100

			502,492

		Total Corporate Bonds (Cost $1,654,405)	1,696,534

	Foreign Government Securities — 21.2%
		Argentina — 0.9%
	100,000	Provincia de Cordoba, Reg. S, 12.375%, 08/17/17	98,051
		Republic of Argentina,
	82,903	7.000%, 10/03/15	79,941
	29,000	7.000%, 04/17/17	26,779
	18,465	8.750%, 06/02/17	16,341
	18,000	8.750%, 05/07/24	17,028
	108,500	SUB, 2.500%, 12/31/38	58,427

			296,567

		Belarus — 0.6%
		Republic of Belarus,
	100,000	Reg. S, 8.750%, 08/03/15	101,500
	100,000	Reg. S, 8.950%, 01/26/18	106,000

			207,500

		Belize — 0.1%
		Republic of Belize,
	29,500	Reg. S, SUB, 5.000%, 02/20/38	20,983
	11,300	SUB, 5.000%, 02/20/38 (e)	8,037

			29,020

		Brazil — 1.5%
		Brazil Notas do Tesouro Nacional Series F,
BRL	256,000	10.000%, 01/01/17	110,172
BRL	439,000	10.000%, 01/01/23	176,872
		Federal Republic of Brazil,
	19,000	7.125%, 01/20/37	24,130
	53,000	8.250%, 01/20/34	73,537

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — Continued
		Brazil — Continued
BRL	250,000	10.250%, 01/10/28	112,271

			496,982

		Colombia — 0.9%
		Republic of Colombia,
	79,000	10.375%, 01/28/33	124,362
	110,000	11.750%, 02/25/20	158,675

			283,037

		Costa Rica — 0.3%
	78,000	Republic of Costa Rica, Reg. S, 9.995%, 08/01/20	100,450

		Dominican Republic — 0.5%
		Government of Dominican Republic,
	100,000	7.450%, 04/30/44 (e)	107,325
	54,457	Reg. S, 9.040%, 01/23/18	60,459

			167,784

		Ecuador — 1.0%
		Republic of Ecuador,
	200,000	7.950%, 06/20/24 (e)	206,899
	100,000	Reg. S, 9.375%, 12/15/15	105,026

			311,925

		El Salvador — 0.4%
		Republic of El Salvador,
	28,000	Reg. S, 5.875%, 01/30/25	27,977
	35,000	Reg. S, 7.650%, 06/15/35	38,410
	30,000	Reg. S, 7.750%, 01/24/23	33,825
	10,000	Reg. S, 8.250%, 04/10/32	11,676

			111,888

		Hungary — 1.2%
		Republic of Hungary,
	102,000	5.375%, 02/21/23	108,696
	136,000	5.375%, 03/25/24	143,820
	82,000	5.750%, 11/22/23	89,198
	32,000	6.250%, 01/29/20	35,958
	22,000	6.375%, 03/29/21	24,998

			402,670

		Iceland — 0.3%
	100,000	Republic of Iceland, Reg. S, 5.875%, 05/11/22	110,231

		Indonesia — 0.8%
		Republic of Indonesia,
	100,000	Reg. S, 8.500%, 10/12/35	138,125
	100,000	Reg. S, 11.625%, 03/04/19	135,500

			273,625

		Ivory Coast — 0.6%
	200,000	Republic of Ivory Coast, 5.375%, 07/23/24 (e)	195,000

		Jamaica — 0.9%
		Government of Jamaica,
	210,000	8.000%, 06/24/19	226,399
	47,000	10.625%, 06/20/17	53,748

			280,147

		Kenya — 0.7%
	200,000	Republic of Kenya, 6.875%, 06/24/24 (e)	212,500

		Lebanon — 0.9%
		Republic of Lebanon,
	30,000	6.375%, 03/09/20	31,455
	20,000	9.000%, 03/20/17	22,350
	210,000	Reg. S, 8.250%, 04/12/21	241,500

			295,305

		Mexico — 0.2%
		United Mexican States,
MXN	500,000	7.750%, 11/13/42	42,061
MXN	210,000	10.000%, 12/05/24	21,023
MXN	145,000	10.000%, 11/20/36	15,090

			78,174

		Morocco — 0.6%
	200,000	Kingdom of Morocco, Reg. S, 5.500%, 12/11/42	198,500

		Nigeria — 0.0% (g)
NGN	1,675,000	Federal Republic of Nigeria, Reg. S, 16.000%, 06/29/19	12,139

		Pakistan — 1.0%
		Republic of Pakistan, Reg. S,
	200,000	8.250%, 04/15/24	213,000
	100,000	6.875%, 06/01/17	103,625

			316,625

		Panama — 0.4%
		Republic of Panama,
	61,000	6.700%, 01/26/36	74,764
	28,000	8.875%, 09/30/27	40,190

			114,954

		Peru — 0.8%
		Republic of Peru,
	77,000	6.550%, 03/14/37	96,382
	40,000	7.125%, 03/30/19	48,419

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
	Peru — Continued
70,000	8.750%, 11/21/33	106,668

		251,469

	Philippines — 0.7%
	Republic of Philippines,
100,000	7.750%, 01/14/31	139,000
50,000	10.625%, 03/16/25	78,875

		217,875

	Poland — 0.4%
	Republic of Poland,
42,000	3.000%, 03/17/23	40,778
71,000	4.000%, 01/22/24	73,637
12,000	5.000%, 03/23/22	13,322

		127,737

	Romania — 0.5%
	Republic of Romania,
30,000	4.375%, 08/22/23 (e)	30,750
70,000	6.750%, 02/07/22 (e)	83,387
20,000	Reg. S, 4.875%, 01/22/24	21,250
36,000	Reg. S, 6.125%, 01/22/44	40,905

		176,292

	Russia — 0.9%
	Russian Federation,
RUB 1,160,000	7.000%, 08/16/23	27,934
RUB 1,709,000	7.600%, 07/20/22	43,523
200,000	Reg. S, 4.875%, 09/16/23	197,500
26,132	Reg. S, SUB, 7.500%, 03/31/30	29,555

		298,512

	Serbia — 0.3%
86,510	Republic of Serbia, Reg. S, SUB, 6.750%, 11/01/24	86,942

	South Africa — 0.8%
	Republic of South Africa,
200,000	5.875%, 09/16/25	221,040
ZAR 500,000	8.750%, 02/28/48	44,992

		266,032

	Sri Lanka — 0.5%
140,000	Republic of Sri Lanka, Reg. S, 6.250%, 10/04/20	148,400

	Turkey — 1.3%
	Republic of Turkey,
248,000	6.000%, 01/14/41	266,506
93,000	7.375%, 02/05/25	113,576
TRY 100,000	8.800%, 09/27/23	46,293

		426,375

	Ukraine — 0.6%
200,000	Republic of Ukraine, Reg. S, 6.250%, 06/17/16	191,250

	Uruguay — 0.2%
	Republic of Uruguay,
31,950	7.625%, 03/21/36	42,754
25,432	7.875% (cash) , 01/15/33 (v)	34,524

		77,278

	Venezuela — 0.4%
	Republic of Venezuela,
28,000	Reg. S, 6.000%, 12/09/20	21,148
41,700	Reg. S, 8.250%, 10/13/24	32,617
44,600	Reg. S, 9.000%, 05/07/23	37,461
25,000	Reg. S, 12.750%, 08/23/22	25,380
20,000	Reg. S, 9.250%, 05/07/28	16,284

		132,890

	Total Foreign Government Securities (Cost $6,660,246)	6,896,075

SHARES
Preferred Stocks — 3.9%
	Brazil — 2.0%
30,195	Cia Energetica de Minas Gerais	246,617
24,850	Itau Unibanco Holding S.A.	384,456

		631,073

	South Korea — 1.9%
603	Samsung Electronics Co., Ltd.	623,626

	Total Preferred Stocks (Cost $986,745)	1,254,699

PRINCIPAL AMOUNT
U.S. Treasury Obligation — 0.1%
25,000	U.S. Treasury Note, 0.250%, 09/30/14 (Cost $25,007)	25,008

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 0.7%
	Investment Company — 0.7%
230,131	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010%, 12/31/49 (b) (l) (m) (Cost $230,131)	230,131

	Total Investments — 98.5% (Cost $29,360,462)	31,995,457
	Other Assets in Excess of Liabilities — 1.5%	471,439

	NET ASSETS — 100.0%	$32,466,896

Percentages indicated are based on net assets.

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

Summary of Investments by Industry, July 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Foreign Government Securities	21.6%
Banks	13.1
Oil, Gas & Consumable Fuels	9.9
Semiconductors & Semiconductor Equipment	8.5
Automobiles	8.5
Hotels, Restaurants & Leisure	3.3
Insurance	3.0
IT Services	2.9
Wireless Telecommunication Services	2.7
Specialty Retail	2.6
Technology Hardware, Storage & Peripherals	2.4
Diversified Financial Services	2.1
Household Durables	2.0
Metals & Mining	1.6
Electronic Equipment, Instruments & Components	1.6
Industrial Conglomerates	1.4
Real Estate Management & Development	1.4
Beverages	1.3
Chemicals	1.3
Internet Software & Services	1.1
Diversified Telecommunication Services	1.0
Food & Staples Retailing	1.0
Others (each less than 1.0%)	5.0
Short-Term Investment	0.7

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
44,142	AUD	State Street Corp.	09/17/14	41,294	40,892	(402)
131,047	AUD	Westpac Banking Corp.	09/17/14	123,368	121,397	(1,971)
124,985	CAD	Royal Bank of Canada	09/17/14	116,263	114,507	(1,756)
50,240,865	CLP	Credit Suisse International †	09/17/14	90,199	87,411	(2,788)
67,160,000	CLP	Deutsche Bank AG †	09/17/14	120,143	116,847	(3,296)
235,670,000	COP	Barclays Bank plc †	09/17/14	123,533	124,955	1,422
7,206,880	INR	HSBC Bank, N.A. †	09/17/14	120,175	117,578	(2,597)
92,057,102	KRW	HSBC Bank, N.A. †	09/17/14	89,376	88,944	(432)
1,599,504	MXN	Deutsche Bank AG	09/17/14	121,778	120,585	(1,193)
1,662,923	MXN	HSBC Bank, N.A.	09/17/14	128,436	125,366	(3,070)
425,351	MYR	Credit Suisse International †	09/17/14	131,933	132,090	157
383,473	PLN	Barclays Bank plc	09/17/14	125,165	122,540	(2,625)
4,548,370	RUB	Barclays Bank plc †	09/17/14	129,720	125,998	(3,722)
3,076,996	RUB	Credit Suisse International †	09/17/14	85,330	85,238	(92)
1,020,085	RUB	HSBC Bank, N.A. †	09/17/14	29,465	28,258	(1,207)

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,330,350	RUB	Barclays Bank plc †	09/30/14	37,660	36,679	(981)
162,302	SGD	Deutsche Bank AG	09/17/14	129,873	130,102	229
153,144	SGD	Goldman Sachs International	09/17/14	122,523	122,761	238
2,925,145	THB	HSBC Bank, N.A.	09/17/14	91,824	90,902	(922)
1,051,757	THB	State Street Corp.	09/17/14	32,643	32,684	41
528,026	TRY	Goldman Sachs International	09/17/14	245,897	244,022	(1,875)
1,333,187	ZAR	Barclays Bank plc	09/17/14	121,947	123,394	1,447
927,022	ZAR	State Street Corp.	09/17/14	85,649	85,801	152
				2,444,194	2,418,951	(25,243)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
132,344	AUD	Barclays Bank plc	09/17/14	123,080	122,598	482
138,601	AUD	Westpac Banking Corp.	09/17/14	128,569	128,394	175
478,998	BRL	Goldman Sachs International †	09/30/14	210,959	207,617	3,342
124,985	CAD	Barclays Bank plc	09/17/14	114,272	114,506	(234)
50,240,865	CLP	HSBC Bank, N.A. †	09/17/14	88,429	87,411	1,018
67,160,000	CLP	Westpac Banking Corp. †	09/17/14	120,423	116,847	3,576
235,670,000	COP	Barclays Bank plc †	09/17/14	123,776	124,955	(1,179)
1,834,540	INR	HSBC Bank, N.A. †	09/17/14	30,408	29,930	478
9,067,912	JPY	State Street Corp.	09/17/14	89,547	88,178	1,369
1,544,639	MXN	HSBC Bank, N.A.	09/17/14	118,309	116,449	1,860
551,042	MXN	Union Bank of Switzerland AG	09/17/14	42,189	41,542	647
425,351	MYR	HSBC Bank, N.A. †	09/17/14	133,330	132,089	1,241
273,917	PLN	Barclays Bank plc	09/17/14	87,966	87,531	435
109,556	PLN	State Street Corp.	09/17/14	35,935	35,009	926
5,034,102	RUB	Goldman Sachs International †	09/17/14	142,388	139,349	3,039
4,409,948	RUB	HSBC Bank, N.A. †	09/17/14	122,244	122,163	81
1,571,559	RUB	Barclays Bank plc †	09/30/14	45,163	43,329	1,834
1,330,350	RUB	Citibank, N.A. †	09/30/14	37,856	36,679	1,177
706,453	RUB	Deutsche Bank AG †	09/30/14	19,889	19,478	411
224,628	SGD	HSBC Bank, N.A.	09/17/14	180,853	180,063	790
90,819	SGD	State Street Corp.	09/17/14	73,071	72,801	270
3,976,902	THB	Deutsche Bank AG	09/17/14	121,841	123,586	(1,745)
246,562	TRY	HSBC Bank, N.A.	09/17/14	115,545	113,946	1,599
90,065	TRY	State Street Corp.	09/17/14	41,751	41,623	128
2,854,015	ZAR	Barclays Bank plc	09/17/14	262,288	264,155	(1,867)
1,333,187	ZAR	Deutsche Bank AG	09/17/14	122,555	123,394	(839)
				2,732,636	2,713,622	19,014

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CLP	—	Chilean Peso
COP	—	Colombian Peso
GDR	—	Global Depositary Receipt
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigeria Naira
NVDR	—	Non Voting Depositary Receipt
PLN	—	Polish Zloty
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of July 31, 2014.
THB	—	Thai Baht
TRY	—	Turkish Lira
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2014.
ZAR	—	South African Rand

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of July 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(v)	—	Security has the ability to pay interest in kind (PIK) or pay in cash. When applicable, separate rates of such payments are disclosed.
†	—	Non-deliverable forward.

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,202,806
Aggregate gross unrealized depreciation	(567,811)

Net unrealized appreciation/depreciation	$2,634,995

Federal income tax cost of investments	$29,360,462

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both, individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$1,444,999	$—	$—	$1,444,999
China	136,003	4,019,177	—	4,155,180
Hong Kong	—	1,385,704	—	1,385,704
India	1,778,494	164,054	—	1,942,548
Indonesia	—	541,827	—	541,827
Panama	118,459	—	—	118,459
Peru	241,258	—	—	241,258
Poland	—	178,099	—	178,099
Qatar	—	499,001	—	499,001
Russia	—	1,412,199	—	1,412,199
South Africa	—	675,889	—	675,889
South Korea	671,117	3,288,397	—	3,959,514
Taiwan	—	2,907,599	—	2,907,599
Thailand	—	646,720	—	646,720
Turkey	—	935,009	—	935,009
United Kingdom	—	629,030	—	629,030
United States	219,975	—	—	219,975

Total Common Stocks	4,610,305	17,282,705	—	21,893,010

Preferred Stocks
Brazil	631,073	—	—	631,073
South Korea	—	623,626	—	623,626

Total Preferred Stocks	631,073	623,626	—	1,254,699

Debt Securities
Corporate Bonds
Colombia	—	71,110	—	71,110
Indonesia	—	209,000	—	209,000
Kazakhstan	—	349,302	—	349,302
Mexico	—	515,521	—	515,521
Netherlands	—	49,109	—	49,109
Venezuela	—	502,492	—	502,492

Total Corporate Bonds	—	1,696,534	—	1,696,534

Foreign Government Securities	—	6,896,075	—	6,896,075
U.S. Treasury Obligation	—	25,008	—	25,008
Short-Term Investment
Investment Company	230,131	—	—	230,131

Total Investments in Securities	$5,471,509	$26,523,948	$—	$31,995,457

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$28,564	$—	$28,564

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(34,793)	$—	$(34,793)

There were no transfers among any levels during the period ended July 31, 2014.

1. Derivatives — The Fund uses instruments including forward foreign currency exchange contracts, and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (a) below describe the derivatives used by the Fund.

(a). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

As of July 31, 2014, the Fund did not receive or post collateral for forward currency exchange contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
September 26, 2014

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
September 26, 2014